UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Matthew Prasse

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 23 of its series:

Wells Fargo Dynamic Target Today Fund, Wells Fargo Dynamic Target 2015 Fund, Wells Fargo Dynamic Target 2020 Fund, Wells Fargo Dynamic Target 2025 Fund, Wells Fargo Dynamic Target 2030 Fund, Wells Fargo Dynamic Target 2035 Fund, Wells Fargo Dynamic Target 2040 Fund, Wells Fargo Dynamic Target 2045 Fund, Wells Fargo Dynamic Target 2050 Fund, Wells Fargo Dynamic Target 2055 Fund, Wells Fargo Dynamic Target 2060 Fund, Wells Fargo Target Today Fund, Wells Fargo Target 2010 Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund, Wells Fargo Target 2030 Fund, Wells Fargo Target 2035 Fund, Wells Fargo Target 2040 Fund, Wells Fargo Target 2045 Fund, Wells Fargo Target 2050 Fund, Wells Fargo Target 2055 Fund, and Wells Fargo Target 2060 Fund.

Date of reporting period: August 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report
August 31, 2021
Target Date Retirement Funds
■	Wells Fargo Target Today Fund
■	Wells Fargo Target 2010 Fund
■	Wells Fargo Target 2015 Fund
■	Wells Fargo Target 2020 Fund
■	Wells Fargo Target 2025 Fund
■	Wells Fargo Target 2030 Fund
■	Wells Fargo Target 2035 Fund
■	Wells Fargo Target 2040 Fund
■	Wells Fargo Target 2045 Fund
■	Wells Fargo Target 2050 Fund
■	Wells Fargo Target 2055 Fund
■	Wells Fargo Target 2060 Fund

The views expressed and any forward-looking statements are as of August 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Target Date Retirement Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Wells Fargo Target Date Funds for the six-month period that ended August 31, 2021. Global stocks continued to rally as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds were mixed during the period, with municipal bonds and high-yield bonds delivering positive returns.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 19.52%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 7.05%, while the MSCI EM Index (Net),3 trailed its developed market counterparts with a 0.98% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 1.49%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -0.65%, the Bloomberg Municipal Bond Index,6 returned 2.51%, and the ICE BofA U.S. High Yield Index,7 gained 3.88%.
Vaccination rollout drove the stock markets to new highs.
The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021. Domestic employment surged as COVID-19 vaccinations and an increasingly open economy spurred hiring. A majority of U.S. small companies reported they were operating at pre-pandemic capacity or higher. Value stocks continued their outperformance of growth stocks in the month, continuing the trend that started in late 2020. Meanwhile, most major developed global equity indexes were up month to date on the back of rising optimism regarding the outlook for global growth. While the U.S. and the U.K. have been the most successful in terms of the vaccine rollout, even in markets where the vaccine has lagged, such as in the eurozone and Japan, equity indexes in many of those countries have also been in positive territory this year.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Target Date Retirement Funds

Letter to shareholders (unaudited)
Equity markets produced another strong showing in April. Domestically, the continued reopening of the economy had a strong impact on positive equity performance, as people started leaving their households and jobless claims continued to fall. Domestic corporate bonds performed well and the U.S. dollar weakened. Meanwhile, the U.S. government continued to seek to invest in the recovery, this time by outlining a package of over $2 trillion to improve infrastructure. The primary headwind in April was inflation, as investors tried to determine the breadth and longevity of recent price increases. Developed Europe has been supported by a meaningful increase in the pace of vaccinations. Unfortunately many emerging market countries have not been as successful. India in particular has seen COVID-19 cases surge, serving as an example of the need to get vaccinations rolled out to less developed nations.
Vaccine rollouts continued in May, leading to loosened restrictions globally. As a result, equity markets in general saw a minor increase in returns. Concerns that the continued economic rebound could result in inflation increases becoming more than transitory were supported by the higher input costs businesses were experiencing. Meanwhile, those inflation concerns were tempered by the U.S. Federal Reserve (Fed), which stayed steady on its view of the economy and eased fears of a sudden and substantial policy change. Positive performance in the emerging market equity space was supported this month by steady consumer demand and strong commodity prices. Fixed-income markets were also slightly positive for the month, driven by inflation uncertainty and a softer U.S. dollar.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The Fed’s June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and the Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset class performer for the year.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”
“Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

Target Date Retirement Funds  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

4  |  Target Date Retirement Funds

Letter to shareholders (unaudited)
Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins trillions of dollars of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (by June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
Each Fund invests in at least one underlying fund that holds at one or more securities that use LIBOR as a floating reference rate and has a maturity date after December 31, 2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by each Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. Each Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Funds' Statement of Additional Information.

Target Date Retirement Funds  |  5

Wells Fargo Target Date Funds

Investment objective
Each Fund seeks total return over time, consistent with its strategic target asset allocation.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management, LLC
Portfolio managers
Kandarp R. Acharya, CFA®‡, FRM
Petros N. Bocray, CFA®‡, FRM
Christian L. Chan, CFA®‡
The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by each Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on each Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Funds will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, regulatory risk, and smaller-company investment risk. Consult the Funds’ prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Target Date Retirement Funds

Wells Fargo Target Today Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (STWRX)	3-1-1994	2.77	3.79	3.07	9.04	5.02	3.68	0.96	0.60
Class C (WFODX)	12-1-1998	7.29	4.25	2.91	8.29	4.25	2.91	1.71	1.35
Class R (WFRRX)[3]	6-28-2013	–	–	–	8.79	4.91	3.52	1.21	0.85
Class R4 (WOTRX)[4]	11-30-2012	–	–	–	9.37	5.25	4.01	0.68	0.29
Class R6 (WOTDX)	6-30-2004	–	–	–	9.53	5.49	4.18	0.53	0.14
Administrator Class (WFLOX)	11-8-1999	–	–	–	9.21	5.14	3.82	0.88	0.49
S&P Target Date Retirement Income Index[5]	–	–	–	–	8.83	6.31	5.68	–	–
Target Today Blended Index[6]	–	–	–	–	9.58	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.10% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
[4]	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
[5]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[6]	Source: Wells Fargo Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  7

Wells Fargo Target Today Fund (continued)

Ten largest holdings (%) as of August 31, 2021[1]
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	34.56
Wells Fargo Investment Grade Corporate Bond Portfolio	17.96
Wells Fargo Strategic Retirement Bond Portfolio	11.67
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	11.67
Wells Fargo Factor Enhanced International Equity Portfolio	6.05
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	5.00
Wells Fargo Emerging Markets Bond Portfolio	2.95
Wells Fargo High Yield Corporate Bond Portfolio	2.95
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	2.89
Wells Fargo U.S. REIT Portfolio	2.52
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio allocation as of August 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	1.00	6.48	0.96
Class C	1.00	6.49	0.96
Class R	1.00	6.47	0.96
Class R4	1.00	6.47	0.96
Class R6	1.01	6.52	0.96
Administrator Class	1.00	6.49	0.96

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date Retirement Income Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

8  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Target 2010 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (STNRX)	3-1-1994	2.93	3.92	3.44	9.24	5.15	4.05	1.00	0.60
Class C (WFOCX)	12-1-1998	7.39	4.35	3.27	8.39	4.35	3.27	1.75	1.35
Class R (WFARX)[3]	6-28-2013	–	–	–	8.98	5.10	3.92	1.25	0.85
Class R4 (WFORX)[4]	11-30-2012	–	–	–	9.61	5.48	4.42	0.72	0.29
Class R6 (WFOAX)	6-30-2004	–	–	–	9.72	5.63	4.55	0.57	0.14
Administrator Class (WFLGX)	11-8-1999	–	–	–	9.30	5.25	4.18	0.92	0.49
S&P Target Date 2010 Index[5]	–	–	–	–	10.87	7.21	6.60	–	–
Target 2010 Blended Index[6]	–	–	–	–	9.73	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.10% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
[4]	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
[5]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[6]	Source: Wells Fargo Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  9

Performance highlights (unaudited)
Wells Fargo Target 2010 Fund (continued)

Ten largest holdings (%) as of August 31, 2021[1]
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	34.47
Wells Fargo Investment Grade Corporate Bond Portfolio	17.94
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	11.68
Wells Fargo Strategic Retirement Bond Portfolio	11.65
Wells Fargo Factor Enhanced International Equity Portfolio	6.06
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	5.00
Wells Fargo Emerging Markets Bond Portfolio	2.95
Wells Fargo High Yield Corporate Bond Portfolio	2.94
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	2.89
Wells Fargo U.S. REIT Portfolio	2.52
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio allocation as of August 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.90	6.62	0.96
Class C	0.90	6.62	0.96
Class R	0.90	6.66	0.96
Class R4	0.90	6.62	0.95
Class R6	0.90	6.61	0.95
Administrator Class	0.90	6.61	0.95

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2010 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

10  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Target 2015 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFACX)[3]	11-30-2012	4.63	4.37	4.21	10.96	5.61	4.83	0.97	0.60
Class R (WFBRX)[4]	6-28-2013	–	–	–	10.60	5.59	4.68	1.22	0.85
Class R4 (WFSRX)[5]	11-30-2012	–	–	–	11.21	5.95	5.17	0.69	0.29
Class R6 (WFSCX)	6-29-2007	–	–	–	11.34	6.08	5.29	0.54	0.14
Administrator Class (WFFFX)	6-29-2007	–	–	–	10.85	5.74	4.93	0.89	0.49
S&P Target Date 2015 Index[6]	–	–	–	–	12.70	7.95	7.42	–	–
Target 2015 Blended Index[7]	–	–	–	–	11.37	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.10% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.
[4]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
[5]	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
[6]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[7]	Source: Wells Fargo Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  11

Performance highlights (unaudited)
Wells Fargo Target 2015 Fund (continued)

Ten largest holdings (%) as of August 31, 2021[1]
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	32.07
Wells Fargo Investment Grade Corporate Bond Portfolio	16.68
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	14.58
Wells Fargo Strategic Retirement Bond Portfolio	10.84
Wells Fargo Factor Enhanced International Equity Portfolio	7.55
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	4.00
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	3.61
Wells Fargo U.S. REIT Portfolio	2.95
Wells Fargo Emerging Markets Bond Portfolio	2.74
Wells Fargo High Yield Corporate Bond Portfolio	2.74
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio allocation as of August 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.88	7.44	0.96
Class R	0.89	7.44	0.97
Class R4	0.89	7.46	0.96
Class R6	0.88	7.39	0.96
Administrator Class	0.88	7.39	0.96

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2015 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

12  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Target 2020 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (STTRX)	3-1-1994	6.18	5.20	5.11	12.68	6.45	5.73	0.73	0.60
Class C (WFLAX)	12-1-1998	10.86	5.64	4.94	11.86	5.64	4.94	1.48	1.35
Class R (WFURX)[3]	6-28-2013	–	–	–	12.42	6.26	5.54	0.98	0.85
Class R4 (WFLRX)[4]	11-30-2012	–	–	–	13.07	6.78	6.11	0.45	0.29
Class R6 (WFOBX)	6-30-2004	–	–	–	13.15	6.93	6.23	0.30	0.14
Administrator Class (WFLPX)	11-8-1999	–	–	–	12.76	6.55	5.86	0.65	0.49
S&P Target Date 2020 Index[5]	–	–	–	–	13.79	8.51	8.09	–	–
Target 2020 Blended Index[6]	–	–	–	–	13.16	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.10% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
[4]	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
[5]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[6]	Source: Wells Fargo Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  13

Performance highlights (unaudited)
Wells Fargo Target 2020 Fund (continued)

Ten largest holdings (%) as of August 31, 2021[1]
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	29.53
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	17.52
Wells Fargo Investment Grade Corporate Bond Portfolio	15.36
Wells Fargo Strategic Retirement Bond Portfolio	9.98
Wells Fargo Factor Enhanced International Equity Portfolio	9.07
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	4.34
Wells Fargo U.S. REIT Portfolio	3.37
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	3.00
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	2.79
Wells Fargo Emerging Markets Bond Portfolio	2.53
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio allocation as of August 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.91	8.38	0.98
Class C	0.91	8.39	0.98
Class R	0.91	8.37	0.98
Class R4	0.91	8.42	0.97
Class R6	0.91	8.40	0.98
Administrator Class	0.91	8.41	0.98

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2020 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

14  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Target 2025 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFAYX)[3]	11-30-2012	8.91	6.31	6.24	15.56	7.58	6.88	0.77	0.60
Class R (WFHRX)[4]	6-28-2013	–	–	–	15.24	7.26	6.58	1.02	0.85
Class R4 (WFGRX)[5]	11-30-2012	–	–	–	15.95	7.91	7.23	0.49	0.29
Class R6 (WFTYX)	6-29-2007	–	–	–	16.11	8.08	7.36	0.34	0.14
Administrator Class (WFTRX)	6-29-2007	–	–	–	15.75	7.72	6.99	0.69	0.49
S&P Target Date 2025 Index[6]	–	–	–	–	16.96	9.61	8.93	–	–
Target 2025 Blended Index[7]	–	–	–	–	16.10	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.11% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.
[4]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
[5]	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
[6]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[7]	Source: Wells Fargo Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  15

Performance highlights (unaudited)
Wells Fargo Target 2025 Fund (continued)

Ten largest holdings (%) as of August 31, 2021[1]
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	26.62
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	23.26
Wells Fargo Investment Grade Corporate Bond Portfolio	13.85
Wells Fargo Factor Enhanced International Equity Portfolio	12.60
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	5.76
Wells Fargo Strategic Retirement Bond Portfolio	5.00
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	3.88
Wells Fargo U.S. REIT Portfolio	2.53
Wells Fargo Emerging Markets Bond Portfolio	2.26
Wells Fargo High Yield Corporate Bond Portfolio	2.25
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio allocation as of August 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.91	9.95	0.98
Class R	0.93	10.12	0.98
Class R4	0.91	9.94	0.98
Class R6	0.93	10.11	0.98
Administrator Class	0.92	10.05	0.98

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2025 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

16  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Target 2030 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (STHRX)	3-1-1994	11.71	7.48	7.29	18.53	8.76	7.93	0.72	0.60
Class C (WFDMX)	12-1-1998	16.59	7.93	7.12	17.59	7.93	7.12	1.47	1.35
Class R (WFJRX)[3]	6-28-2013	–	–	–	18.19	8.60	7.75	0.97	0.85
Class R4 (WTHRX)[4]	11-30-2012	–	–	–	18.83	9.08	8.31	0.44	0.29
Class R6 (WFOOX)	6-30-2004	–	–	–	19.02	9.24	8.44	0.29	0.14
Administrator Class (WFLIX)	11-8-1999	–	–	–	18.61	8.86	8.06	0.64	0.49
S&P Target Date 2030 Index[5]	–	–	–	–	19.98	10.60	9.71	–	–
Target 2030 Blended Index[6]	–	–	–	–	19.01	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.11% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
[4]	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
[5]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[6]	Source: Wells Fargo Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  17

Performance highlights (unaudited)
Wells Fargo Target 2030 Fund (continued)

Ten largest holdings (%) as of August 31, 2021[1]
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	29.23
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	22.84
Wells Fargo Factor Enhanced International Equity Portfolio	16.49
Wells Fargo Investment Grade Corporate Bond Portfolio	11.90
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	7.25
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	5.08
Wells Fargo Emerging Markets Bond Portfolio	1.92
Wells Fargo High Yield Corporate Bond Portfolio	1.92
Wells Fargo Strategic Retirement Bond Portfolio	1.33
Wells Fargo U.S. REIT Portfolio	1.01
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio allocation as of August 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.92	11.64	0.99
Class C	0.92	11.64	0.99
Class R	0.92	11.71	0.99
Class R4	0.92	11.66	0.99
Class R6	0.92	11.67	0.99
Administrator Class	0.92	11.68	0.99

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2030 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

18  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Target 2035 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFQBX)[3]	11-30-2012	14.68	8.55	8.24	21.64	9.84	8.89	0.78	0.60
Class R (WFKRX)[4]	6-28-2013	–	–	–	21.09	9.56	8.60	1.03	0.85
Class R4 (WTTRX)[5]	11-30-2012	–	–	–	21.93	10.17	9.24	0.50	0.29
Class R6 (WFQRX)	6-29-2007	–	–	–	22.05	10.34	9.37	0.35	0.14
Administrator Class (WFQWX)	6-29-2007	–	–	–	21.56	9.94	8.98	0.70	0.49
S&P Target Date 2035 Index[6]	–	–	–	–	23.45	11.65	10.45	–	–
Target 2035 Blended Index[7]	–	–	–	–	22.02	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.12% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.
[4]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
[5]	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
[6]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[7]	Source: Wells Fargo Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  19

Performance highlights (unaudited)
Wells Fargo Target 2035 Fund (continued)

Holdings (%) as of August 31, 2021[1]
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	34.69
Wells Fargo Factor Enhanced International Equity Portfolio	20.47
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	17.75
Wells Fargo Investment Grade Corporate Bond Portfolio	9.22
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	8.65
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	6.23
Wells Fargo Emerging Markets Bond Portfolio	1.50
Wells Fargo High Yield Corporate Bond Portfolio	1.50
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio allocation as of August 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.92	13.24	0.99
Class R	0.92	13.29	0.99
Class R4	0.92	13.30	0.99
Class R6	0.92	13.26	0.99
Administrator Class	0.92	13.29	0.99

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2035 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

20  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Target 2040 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (STFRX)	3-1-1994	17.18	9.35	8.90	24.32	10.66	9.55	0.74	0.60
Class C (WFOFX)	7-1-1998	22.45	9.83	8.73	23.45	9.83	8.73	1.49	1.35
Class R (WFMRX)[3]	6-28-2013	–	–	–	24.05	10.50	9.37	0.99	0.85
Class R4 (WTFRX)[4]	11-30-2012	–	–	–	24.72	11.00	9.94	0.46	0.29
Class R6 (WFOSX)	6-30-2004	–	–	–	24.97	11.17	10.08	0.31	0.14
Administrator Class (WFLWX)	11-8-1999	–	–	–	24.56	10.79	9.69	0.66	0.49
S&P Target Date 2040 Index[5]	–	–	–	–	25.91	12.38	10.97	–	–
Target 2040 Blended Index[6]	–	–	–	–	25.00	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
[4]	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
[5]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[6]	Source: Wells Fargo Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  21

Performance highlights (unaudited)
Wells Fargo Target 2040 Fund (continued)

Holdings (%) as of August 31, 2021[1]
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	39.00
Wells Fargo Factor Enhanced International Equity Portfolio	23.96
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	11.83
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	9.69
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	7.37
Wells Fargo Investment Grade Corporate Bond Portfolio	6.15
Wells Fargo Emerging Markets Bond Portfolio	1.00
Wells Fargo High Yield Corporate Bond Portfolio	1.00
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio allocation as of August 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.94	14.62	0.99
Class C	0.94	14.63	0.99
Class R	0.94	14.66	0.99
Class R4	0.94	14.61	0.99
Class R6	0.94	14.59	0.99
Administrator Class	0.94	14.60	0.99

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2040 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

22  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Target 2045 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFQVX)[3]	11-30-2012	18.71	9.88	9.33	25.93	11.20	9.98	0.89	0.60
Class R (WFNRX)[4]	6-28-2013	–	–	–	25.63	11.05	9.77	1.14	0.85
Class R4 (WFFRX)[5]	11-30-2012	–	–	–	26.40	11.55	10.36	0.61	0.29
Class R6 (WFQPX)	6-29-2007	–	–	–	26.62	11.70	10.47	0.46	0.14
Administrator Class (WFQYX)	6-29-2007	–	–	–	26.19	11.30	10.08	0.81	0.49
S&P Target Date 2045 Index[6]	–	–	–	–	27.34	12.81	11.31	–	–
Target 2045 Blended Index[7]	–	–	–	–	26.58	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.
[4]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
[5]	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
[6]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[7]	Source: Wells Fargo Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  23

Performance highlights (unaudited)
Wells Fargo Target 2045 Fund (continued)

Holdings (%) as of August 31, 2021[1]
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	41.08
Wells Fargo Factor Enhanced International Equity Portfolio	25.77
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	10.24
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	8.90
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	7.91
Wells Fargo Investment Grade Corporate Bond Portfolio	4.62
Wells Fargo Emerging Markets Bond Portfolio	0.76
Wells Fargo High Yield Corporate Bond Portfolio	0.75
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio allocation as of August 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.95	15.45	0.99
Class R	0.96	15.51	0.99
Class R4	0.95	15.46	0.99
Class R6	0.95	15.46	0.99
Administrator Class	0.95	15.39	0.99

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2045 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

24  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Target 2050 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFQAX)[3]	11-30-2012	20.09	10.18	9.49	27.46	11.48	10.15	0.79	0.60
Class C (WFQCX)[4]	11-30-2012	25.47	10.66	9.33	26.47	10.66	9.33	1.54	1.35
Class R (WFWRX)[5]	6-28-2013	–	–	–	27.00	11.40	9.96	1.04	0.85
Class R4 (WQFRX)[6]	11-30-2012	–	–	–	27.85	11.84	10.51	0.51	0.29
Class R6 (WFQFX)	6-29-2007	–	–	–	27.86	11.98	10.64	0.36	0.14
Administrator Class (WFQDX)	6-29-2007	–	–	–	27.43	11.59	10.26	0.71	0.49
S&P Target Date 2045 Index[7]	–	–	–	–	27.34	12.81	11.31	–	–
S&P Target Date 2050 Index**,7	–	–	–	–	28.13	13.10	–	–	–
Target 2050 Blended Index[8]	–	–	–	–	28.02	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Target Date Retirement Funds  |  25

Performance highlights (unaudited)
Wells Fargo Target 2050 Fund (continued)

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
**	The inception date of the index is June 1, 2012.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.
[4]	Historical performance shown for the Class C shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class C shares.
[5]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
[6]	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
[7]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[8]	Source: Wells Fargo Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

26  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Target 2050 Fund (continued)

Holdings (%) as of August 31, 2021[1]
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	43.01
Wells Fargo Factor Enhanced International Equity Portfolio	27.64
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	10.72
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.50
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	6.01
Wells Fargo Investment Grade Corporate Bond Portfolio	3.12
Wells Fargo Emerging Markets Bond Portfolio	0.51
Wells Fargo High Yield Corporate Bond Portfolio	0.51
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio allocation as of August 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.97	16.03	0.99
Class C	0.97	16.01	0.99
Class R	0.97	16.11	0.99
Class R4	0.97	16.02	0.99
Class R6	0.97	16.04	0.99
Administrator Class	0.96	15.94	0.99

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2050 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

Target Date Retirement Funds  |  27

Performance highlights (unaudited)
Wells Fargo Target 2055 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFQZX)[3]	11-30-2012	20.19	10.18	9.50	27.52	11.49	10.15	1.30	0.60
Class R (WFYRX)[4]	6-28-2013	–	–	–	27.19	11.35	9.89	1.55	0.85
Class R4 (WFVRX)[5]	11-30-2012	–	–	–	27.98	11.84	10.51	1.02	0.29
Class R6 (WFQUX)	6-30-2011	–	–	–	28.13	12.00	10.65	0.87	0.14
Administrator Class (WFLHX)	6-30-2011	–	–	–	27.66	11.61	10.25	1.22	0.49
S&P Target Date 2055 Index[6]	–	–	–	–	28.45	13.24	11.73	–	–
Target 2055 Blended Index[7]	–	–	–	–	28.02	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class A shares.
[4]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to the Class R shares.
[5]	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Class R6 shares and has been adjusted to reflect the higher expenses applicable to the Class R4 shares.
[6]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[7]	Source: Wells Fargo Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

28  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Target 2055 Fund (continued)

Holdings (%) as of August 31, 2021[1]
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	43.10
Wells Fargo Factor Enhanced International Equity Portfolio	27.71
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	10.74
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.48
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.95
Wells Fargo Investment Grade Corporate Bond Portfolio	3.09
Wells Fargo Emerging Markets Bond Portfolio	0.51
Wells Fargo High Yield Corporate Bond Portfolio	0.50
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio allocation as of August 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.96	16.15	0.99
Class R	0.97	16.25	0.99
Class R4	0.97	16.20	0.99
Class R6	0.96	16.15	0.99
Administrator Class	0.96	16.17	0.99

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2055 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

Target Date Retirement Funds  |  29

Performance highlights (unaudited)
Wells Fargo Target 2060 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WFAFX)	6-30-2015	20.19	10.22	8.51	27.48	11.53	9.55	1.37	0.60
Class C (WFCFX)	6-30-2015	25.61	10.90	8.89	26.61	10.90	8.89	2.12	1.35
Class R (WFRFX)	6-30-2015	–	–	–	27.20	11.47	9.45	1.62	0.85
Class R4 (WFSFX)	6-30-2015	–	–	–	27.94	11.87	9.90	1.09	0.29
Class R6 (WFUFX)	6-30-2015	–	–	–	28.07	12.03	10.04	0.94	0.14
Administrator Class (WFDFX)	6-30-2015	–	–	–	27.55	11.65	9.67	1.29	0.49
S&P Target Date 2055 Index[3]	–	–	–	–	28.45	13.24	11.22 *	–	–
S&P Target Date 2060+ Index**,3	–	–	–	–	28.34	13.37	–	–	–
Target 2060 Blended Index[4]	–	–	–	–	28.02	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
**	The inception date of the index is May 31, 2016.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.85% for Class R, 0.29% for Class R4, 0.14% for Class R6, and 0.49% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[4]	Source: Wells Fargo Funds Management, LLC. The Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix I for additional information. You cannot invest directly in an index.

30  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Target 2060 Fund (continued)

Holdings (%) as of August 31, 2021[1]
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	42.98
Wells Fargo Factor Enhanced International Equity Portfolio	27.80
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	10.71
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.44
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.92
Wells Fargo Investment Grade Corporate Bond Portfolio	3.08
Wells Fargo Emerging Markets Bond Portfolio	0.50
Wells Fargo High Yield Corporate Bond Portfolio	0.50
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio allocation as of August 31, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.96	16.21	0.99
Class C	0.97	16.28	0.99
Class R	0.97	16.30	0.99
Class R4	0.96	16.19	0.99
Class R6	0.96	16.20	0.99
Administrator Class	0.96	16.20	0.99

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2060+ Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

Target Date Retirement Funds  |  31

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2021 to August 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 3-1-2021	Ending account value 8-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Target Today Fund
Class A
Actual	$1,000.00	$1,054.91	$3.00	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Class C
Actual	$1,000.00	$1,051.32	$6.98	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87	1.35%
Class R
Actual	$1,000.00	$1,054.43	$4.40	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class R4
Actual	$1,000.00	$1,056.86	$1.50	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,057.95	$0.73	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,055.84	$2.49	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

32  |  Target Date Retirement Funds

Fund expenses (unaudited)
	Beginning account value 3-1-2021	Ending account value 8-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Target 2010 Fund
Class A
Actual	$1,000.00	$1,055.36	$3.00	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Class C
Actual	$1,000.00	$1,051.26	$6.98	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87	1.35%
Class R
Actual	$1,000.00	$1,054.68	$4.30	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class R4
Actual	$1,000.00	$1,057.73	$1.50	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,057.80	$0.73	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,055.85	$2.54	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
Target 2015 Fund
Class A
Actual	$1,000.00	$1,061.31	$2.96	0.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	$2.91	0.57%
Class R
Actual	$1,000.00	$1,060.18	$4.26	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.07	$4.18	0.82%
Class R4
Actual	$1,000.00	$1,063.81	$1.51	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,062.83	$0.73	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,061.13	$2.55	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Target Date Retirement Funds  |  33

Fund expenses (unaudited)
	Beginning account value 3-1-2021	Ending account value 8-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Target 2020 Fund
Class A
Actual	$1,000.00	$1,066.61	$3.02	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Class C
Actual	$1,000.00	$1,063.11	$7.02	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87	1.35%
Class R
Actual	$1,000.00	$1,065.48	$4.43	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class R4
Actual	$1,000.00	$1,069.15	$1.51	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,069.15	$0.73	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,067.29	$2.55	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
Target 2025 Fund
Class A
Actual	$1,000.00	$1,076.92	$3.04	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Class R
Actual	$1,000.00	$1,074.07	$4.44	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class R4
Actual	$1,000.00	$1,077.85	$1.52	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,079.86	$0.73	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,077.19	$2.57	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

34  |  Target Date Retirement Funds

Fund expenses (unaudited)
	Beginning account value 3-1-2021	Ending account value 8-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Target 2030 Fund
Class A
Actual	$1,000.00	$1,086.10	$3.05	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Class C
Actual	$1,000.00	$1,081.42	$7.08	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87	1.35%
Class R
Actual	$1,000.00	$1,084.64	$4.20	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class R4
Actual	$1,000.00	$1,087.50	$1.53	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,088.43	$0.74	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,086.03	$2.58	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
Target 2035 Fund
Class A
Actual	$1,000.00	$1,095.24	$3.06	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Class R
Actual	$1,000.00	$1,093.22	$4.48	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class R4
Actual	$1,000.00	$1,096.11	$1.53	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,097.44	$0.74	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,095.18	$2.59	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Target Date Retirement Funds  |  35

Fund expenses (unaudited)
	Beginning account value 3-1-2021	Ending account value 8-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Target 2040 Fund
Class A
Actual	$1,000.00	$1,106.15	$3.13	0.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$3.01	0.59%
Class C
Actual	$1,000.00	$1,101.53	$7.15	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87	1.35%
Class R
Actual	$1,000.00	$1,104.45	$4.51	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class R4
Actual	$1,000.00	$1,107.40	$1.54	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,108.72	$0.74	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,107.12	$2.60	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
Target 2045 Fund
Class A
Actual	$1,000.00	$1,111.60	$3.09	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Class R
Actual	$1,000.00	$1,109.81	$4.52	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class R4
Actual	$1,000.00	$1,114.25	$1.55	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,114.63	$0.75	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,112.78	$2.61	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

36  |  Target Date Retirement Funds

Fund expenses (unaudited)
	Beginning account value 3-1-2021	Ending account value 8-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Target 2050 Fund
Class A
Actual	$1,000.00	$1,117.06	$3.09	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Class C
Actual	$1,000.00	$1,114.04	$7.19	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87	1.35%
Class R
Actual	$1,000.00	$1,115.76	$4.53	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class R4
Actual	$1,000.00	$1,118.52	$1.55	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,120.05	$0.75	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,117.87	$2.62	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
Target 2055 Fund
Class A
Actual	$1,000.00	$1,117.31	$3.10	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.28	$2.96	0.58%
Class R
Actual	$1,000.00	$1,116.75	$4.48	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%
Class R4
Actual	$1,000.00	$1,119.57	$1.50	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43	0.28%
Class R6
Actual	$1,000.00	$1,120.09	$0.69	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Administrator Class
Actual	$1,000.00	$1,117.90	$2.62	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Target Date Retirement Funds  |  37

Fund expenses (unaudited)
	Beginning account value 3-1-2021	Ending account value 8-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Target 2060 Fund
Class A
Actual	$1,000.00	$1,117.99	$3.15	0.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$3.01	0.59%
Class C
Actual	$1,000.00	$1,114.12	$7.03	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.72	1.32%
Class R
Actual	$1,000.00	$1,115.64	$4.48	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%
Class R4
Actual	$1,000.00	$1,119.01	$1.55	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Class R6
Actual	$1,000.00	$1,119.52	$0.75	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,118.11	$2.62	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

38  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2021 (unaudited)
Target Today Fund

		Value
Investment companies: 100.08%
Affiliated master portfolios: 100.08%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 19,093,547
Wells Fargo Emerging Markets Bond Portfolio		1,633,051
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		1,027,839
Wells Fargo Factor Enhanced International Equity Portfolio		3,344,330
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		6,446,872
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio		2,763,216
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		1,595,171
Wells Fargo High Yield Corporate Bond Portfolio		1,629,898
Wells Fargo Investment Grade Corporate Bond Portfolio		9,924,541
Wells Fargo Strategic Retirement Bond Portfolio		6,450,244
Wells Fargo U.S. REIT Portfolio		1,391,112
Total Investment companies (Cost $46,062,313)		55,299,821
Total investments in securities (Cost $46,062,313)	100.08%	55,299,821
Other assets and liabilities, net	(0.08)	(45,481)
Total net assets	100.00%	$55,254,340
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.49%	3.24%	$ 70,393	$ (12,579)	$ 119,889	$ 0	$361	$ 19,093,547
Wells Fargo Emerging Markets Bond Portfolio	4.67	4.30	(26,813)	61,339	37,840	0	3	1,633,051
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.60	0.55	52,161	(61,114)	0	16,096	4	1,027,839
Wells Fargo Factor Enhanced International Equity Portfolio	0.52	0.46	258,819	45,959	0	64,593	11	3,344,330
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.86	0.75	966,410	179,460	0	45,995	26	6,446,872
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	11.42	10.74	102,723	369,274	0	23,305	10	2,763,216
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.81	0.72	324,907	(232,364)	0	8,474	8	1,595,171
Wells Fargo High Yield Corporate Bond Portfolio	3.46	3.22	18,242	361	42,347	0	4	1,629,898
Wells Fargo Investment Grade Corporate Bond Portfolio	4.63	4.26	116,752	(11,937)	154,516	0	10	9,924,541
Wells Fargo Strategic Retirement Bond Portfolio	4.46	4.21	35,355	9,261	126,296	0	6	6,450,244
Wells Fargo U.S. REIT Portfolio	5.66	5.29	119,671	191,685	0	22,295	1	1,391,112
			$2,038,620	$ 539,345	$480,888	$180,758	$444	$55,299,821
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  39

Portfolio of investments—August 31, 2021 (unaudited)
Target 2010 Fund

		Value
Investment companies: 99.97%
Affiliated master portfolios: 99.97%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 18,257,722
Wells Fargo Emerging Markets Bond Portfolio		1,562,722
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		985,929
Wells Fargo Factor Enhanced International Equity Portfolio		3,208,035
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		6,187,334
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio		2,650,526
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		1,530,401
Wells Fargo High Yield Corporate Bond Portfolio		1,559,291
Wells Fargo Investment Grade Corporate Bond Portfolio		9,501,892
Wells Fargo Strategic Retirement Bond Portfolio		6,172,939
Wells Fargo U.S. REIT Portfolio		1,335,933
Total Investment companies (Cost $31,372,590)		52,952,724
Total investments in securities (Cost $31,372,590)	99.97%	52,952,724
Other assets and liabilities, net	0.03	16,973
Total net assets	100.00%	$52,969,697
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.19%	3.10%	$ 69,230	$ (3,837)	$ 114,400	$ 0	$344	$ 18,257,722
Wells Fargo Emerging Markets Bond Portfolio	4.26	4.11	(24,169)	56,037	36,089	0	3	1,562,722
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.55	0.53	49,264	(61,459)	0	15,518	4	985,929
Wells Fargo Factor Enhanced International Equity Portfolio	0.47	0.44	242,892	39,569	0	61,384	10	3,208,035
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.78	0.72	911,085	165,501	0	43,964	25	6,187,334
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	10.41	10.30	98,696	343,858	0	22,127	9	2,650,526
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.74	0.69	311,438	(227,309)	0	8,139	8	1,530,401
Wells Fargo High Yield Corporate Bond Portfolio	3.18	3.08	17,245	581	40,365	0	4	1,559,291
Wells Fargo Investment Grade Corporate Bond Portfolio	4.23	4.08	112,120	(2,226)	147,444	0	10	9,501,892
Wells Fargo Strategic Retirement Bond Portfolio	4.09	4.02	31,540	14,202	120,901	0	6	6,172,939
Wells Fargo U.S. REIT Portfolio	5.15	5.08	116,936	178,669	0	21,295	1	1,335,933
			$1,936,277	$ 503,586	$459,199	$172,427	$424	$52,952,724
The accompanying notes are an integral part of these financial statements.

40  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2021 (unaudited)
Target 2015 Fund

		Value
Investment companies: 100.08%
Affiliated master portfolios: 100.08%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 16,617,508
Wells Fargo Emerging Markets Bond Portfolio		1,422,414
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		1,202,078
Wells Fargo Factor Enhanced International Equity Portfolio		3,912,871
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		7,553,251
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio		2,071,979
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		1,868,097
Wells Fargo High Yield Corporate Bond Portfolio		1,418,690
Wells Fargo Investment Grade Corporate Bond Portfolio		8,642,957
Wells Fargo Strategic Retirement Bond Portfolio		5,616,311
Wells Fargo U.S. REIT Portfolio		1,527,121
Total Investment companies (Cost $38,349,418)		51,853,277
Total investments in securities (Cost $38,349,418)	100.08%	51,853,277
Other assets and liabilities, net	(0.08)	(39,530)
Total net assets	100.00%	$51,813,747
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.93%	2.82%	$ 63,435	$ 61,237	$ 103,569	$ 0	$313	$ 16,617,508
Wells Fargo Emerging Markets Bond Portfolio	3.92	3.74	(21,891)	57,743	32,739	0	3	1,422,414
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.68	0.65	59,829	(425,443)	0	18,885	5	1,202,078
Wells Fargo Factor Enhanced International Equity Portfolio	0.59	0.53	294,722	70,136	0	74,903	12	3,912,871
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.97	0.88	1,107,570	239,150	0	53,656	30	7,553,251
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	8.24	8.05	77,344	410,458	0	17,327	6	2,071,979
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.92	0.84	374,832	(262,389)	0	9,871	10	1,868,097
Wells Fargo High Yield Corporate Bond Portfolio	2.93	2.80	15,811	6,213	36,601	0	4	1,418,690
Wells Fargo Investment Grade Corporate Bond Portfolio	3.89	3.71	101,574	29,586	133,752	0	9	8,642,957
Wells Fargo Strategic Retirement Bond Portfolio	3.76	3.66	32,260	31,593	109,609	0	6	5,616,311
Wells Fargo U.S. REIT Portfolio	6.13	5.81	133,282	208,761	0	24,175	1	1,527,121
			$2,238,768	$ 427,045	$416,270	$198,817	$399	$51,853,277
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  41

Portfolio of investments—August 31, 2021 (unaudited)
Target 2020 Fund

		Value
Investment companies: 100.01%
Affiliated master portfolios: 100.01%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 89,929,076
Wells Fargo Emerging Markets Bond Portfolio		7,694,263
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		8,481,287
Wells Fargo Factor Enhanced International Equity Portfolio		27,604,112
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		53,358,610
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio		9,145,362
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		13,205,761
Wells Fargo High Yield Corporate Bond Portfolio		7,677,387
Wells Fargo Investment Grade Corporate Bond Portfolio		46,784,175
Wells Fargo Strategic Retirement Bond Portfolio		30,392,431
Wells Fargo U.S. REIT Portfolio		10,276,538
Total Investment companies (Cost $245,965,733)		304,549,002
Total investments in securities (Cost $245,965,733)	100.01%	304,549,002
Other assets and liabilities, net	(0.01)	(45,326)
Total net assets	100.00%	$304,503,676
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	15.82%	15.26%	$ 337,458	$ (28,320)	$ 557,768	$ 0	$ 1,685	$ 89,929,076
Wells Fargo Emerging Markets Bond Portfolio	21.18	20.25	(118,634)	274,515	176,437	0	14	7,694,263
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	4.73	4.57	417,154	(522,335)	0	132,093	35	8,481,287
Wells Fargo Factor Enhanced International Equity Portfolio	4.10	3.76	2,057,744	359,337	0	523,164	87	27,604,112
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	6.73	6.25	7,720,813	1,477,235	0	375,219	210	53,358,610
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	36.02	35.53	336,372	1,184,806	0	75,735	32	9,145,362
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	6.34	5.95	2,627,431	(1,910,712)	0	69,174	68	13,205,761
Wells Fargo High Yield Corporate Bond Portfolio	15.72	15.15	84,605	1,793	197,250	0	19	7,677,387
Wells Fargo Investment Grade Corporate Bond Portfolio	21.03	20.10	550,251	(28,002)	720,534	0	47	46,784,175
Wells Fargo Strategic Retirement Bond Portfolio	20.22	19.81	153,842	64,687	590,733	0	30	30,392,431
Wells Fargo U.S. REIT Portfolio	39.76	39.07	882,033	1,351,313	0	161,232	7	10,276,538
			$15,049,069	$ 2,224,317	$2,242,722	$1,336,617	$2,234	$304,549,002
The accompanying notes are an integral part of these financial statements.

42  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2021 (unaudited)
Target 2025 Fund

		Value
Investment companies: 100.01%
Affiliated master portfolios: 100.01%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 54,171,852
Wells Fargo Emerging Markets Bond Portfolio		4,594,634
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		7,897,369
Wells Fargo Factor Enhanced International Equity Portfolio		25,633,412
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		47,345,245
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio		4,077,666
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		11,728,846
Wells Fargo High Yield Corporate Bond Portfolio		4,584,576
Wells Fargo Investment Grade Corporate Bond Portfolio		28,188,216
Wells Fargo Strategic Retirement Bond Portfolio		10,163,426
Wells Fargo U.S. REIT Portfolio		5,153,046
Total Investment companies (Cost $172,778,673)		203,538,288
Total investments in securities (Cost $172,778,673)	100.01%	203,538,288
Other assets and liabilities, net	(0.01)	(10,289)
Total net assets	100.00%	$203,527,999
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	8.98%	9.19%	$ 209,343	$ (6,150)	$ 329,638	$ 0	$ 998	$ 54,171,852
Wells Fargo Emerging Markets Bond Portfolio	11.92	12.10	(66,996)	159,751	103,421	0	8	4,594,634
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	4.14	4.26	381,198	(481,762)	0	121,544	32	7,897,369
Wells Fargo Factor Enhanced International Equity Portfolio	3.59	3.49	1,866,694	304,867	0	474,105	79	25,633,412
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	5.62	5.54	6,695,826	1,271,803	0	328,038	185	47,345,245
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	15.06	15.84	148,463	513,766	0	33,110	14	4,077,666
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	5.33	5.29	2,303,148	(1,678,276)	0	61,040	60	11,728,846
Wells Fargo High Yield Corporate Bond Portfolio	8.84	9.05	49,717	1,535	115,575	0	11	4,584,576
Wells Fargo Investment Grade Corporate Bond Portfolio	11.93	12.11	331,108	4,699	425,866	0	28	28,188,216
Wells Fargo Strategic Retirement Bond Portfolio	6.37	6.63	51,721	20,358	194,849	0	10	10,163,426
Wells Fargo U.S. REIT Portfolio	18.77	19.59	441,605	653,679	0	79,732	3	5,153,046
			$12,411,827	$ 764,270	$1,169,349	$1,097,569	$1,428	$203,538,288
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  43

Portfolio of investments—August 31, 2021 (unaudited)
Target 2030 Fund

		Value
Investment companies: 99.97%
Affiliated master portfolios: 99.97%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 114,821,277
Wells Fargo Emerging Markets Bond Portfolio		9,671,190
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		25,509,018
Wells Fargo Factor Enhanced International Equity Portfolio		82,902,084
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		146,929,817
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio		5,029,138
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		36,461,883
Wells Fargo High Yield Corporate Bond Portfolio		9,650,051
Wells Fargo Investment Grade Corporate Bond Portfolio		59,793,368
Wells Fargo Strategic Retirement Bond Portfolio		6,683,625
Wells Fargo U.S. REIT Portfolio		5,086,466
Total Investment companies (Cost $421,623,172)		502,537,917
Total investments in securities (Cost $421,623,172)	99.97%	502,537,917
Other assets and liabilities, net	0.03	129,087
Total net assets	100.00%	$502,667,004
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	19.20%	19.48%	$ 425,728	$ (22,044)	$ 702,698	$ 0	$ 2,130	$ 114,821,277
Wells Fargo Emerging Markets Bond Portfolio	25.32	25.46	(144,507)	338,148	218,335	0	19	9,671,190
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	13.72	13.76	1,242,520	(1,532,572)	0	393,510	103	25,509,018
Wells Fargo Factor Enhanced International Equity Portfolio	11.93	11.28	6,091,076	987,117	0	1,541,815	257	82,902,084
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	17.93	17.20	21,127,831	3,818,538	0	1,019,119	573	146,929,817
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	18.84	19.54	182,461	642,933	0	41,007	17	5,029,138
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	16.93	16.43	7,185,248	(5,272,713)	0	189,138	186	36,461,883
Wells Fargo High Yield Corporate Bond Portfolio	18.86	19.04	103,973	2,793	244,131	0	26	9,650,051
Wells Fargo Investment Grade Corporate Bond Portfolio	25.51	25.68	695,467	(10,114)	903,224	0	61	59,793,368
Wells Fargo Strategic Retirement Bond Portfolio	4.24	4.36	28,967	17,425	128,327	0	0	6,683,625
Wells Fargo U.S. REIT Portfolio	19.05	19.34	433,115	657,314	0	78,746	0	5,086,466
			$37,371,879	$ (373,175)	$2,196,715	$3,263,335	$3,372	$502,537,917
The accompanying notes are an integral part of these financial statements.

44  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2021 (unaudited)
Target 2035 Fund

		Value
Investment companies: 100.01%
Affiliated master portfolios: 100.01%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 37,689,933
Wells Fargo Emerging Markets Bond Portfolio		3,190,738
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		13,240,421
Wells Fargo Factor Enhanced International Equity Portfolio		43,477,682
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		73,689,383
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		18,364,893
Wells Fargo High Yield Corporate Bond Portfolio		3,183,762
Wells Fargo Investment Grade Corporate Bond Portfolio		19,575,295
Total Investment companies (Cost $181,052,796)		212,412,107
Total investments in securities (Cost $181,052,796)	100.01%	212,412,107
Other assets and liabilities, net	(0.01)	(19,339)
Total net assets	100.00%	$212,392,768
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	6.05%	6.40%	$ 145,662	$ (4,552)	$ 225,148	$ 0	$ 654	$ 37,689,933
Wells Fargo Emerging Markets Bond Portfolio	8.03	8.40	(44,696)	107,897	70,387	0	6	3,190,738
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	6.75	7.14	621,204	(781,307)	0	199,899	48	13,240,421
Wells Fargo Factor Enhanced International Equity Portfolio	5.92	5.92	3,070,102	517,752	0	785,181	127	43,477,682
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	8.53	8.63	10,086,245	2,016,962	0	499,650	315	73,689,383
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	8.12	8.28	3,471,276	(2,542,268)	0	92,679	90	18,364,893
Wells Fargo High Yield Corporate Bond Portfolio	5.94	6.28	33,975	873	78,628	0	8	3,183,762
Wells Fargo Investment Grade Corporate Bond Portfolio	8.05	8.41	227,463	1,582	287,783	0	19	19,575,295
			$17,611,231	$ (683,061)	$661,946	$1,577,409	$1,267	$212,412,107
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  45

Portfolio of investments—August 31, 2021 (unaudited)
Target 2040 Fund

		Value
Investment companies: 100.00%
Affiliated master portfolios: 100.00%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 57,187,073
Wells Fargo Emerging Markets Bond Portfolio		4,844,241
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		35,628,227
Wells Fargo Factor Enhanced International Equity Portfolio		115,812,911
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		188,548,676
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		46,869,470
Wells Fargo High Yield Corporate Bond Portfolio		4,833,679
Wells Fargo Investment Grade Corporate Bond Portfolio		29,719,536
Total Investment companies (Cost $402,088,837)		483,443,813
Total investments in securities (Cost $402,088,837)	100.00%	483,443,813
Other assets and liabilities, net	0.00	12,495
Total net assets	100.00%	$483,456,308
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	9.37%	9.70%	$ 210,958	$ (6,914)	$ 347,949	$ 0	$ 977	$ 57,187,073
Wells Fargo Emerging Markets Bond Portfolio	12.41	12.75	(72,450)	170,131	108,840	0	9	4,844,241
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	18.94	19.21	1,725,753	(2,136,283)	0	545,090	133	35,628,227
Wells Fargo Factor Enhanced International Equity Portfolio	16.44	15.76	8,473,944	1,290,273	0	2,138,671	345	115,812,911
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	22.78	22.07	27,075,943	4,764,704	0	1,298,264	824	188,548,676
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	21.82	21.12	9,185,725	(6,750,520)	0	241,093	238	46,869,470
Wells Fargo High Yield Corporate Bond Portfolio	9.26	9.54	51,529	2,361	121,595	0	12	4,833,679
Wells Fargo Investment Grade Corporate Bond Portfolio	12.43	12.77	342,793	3,336	443,253	0	29	29,719,536
			$46,994,195	$(2,662,912)	$1,021,637	$4,223,118	$2,567	$483,443,813
The accompanying notes are an integral part of these financial statements.

46  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2021 (unaudited)
Target 2045 Fund

		Value
Investment companies: 100.03%
Affiliated master portfolios: 100.03%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 8,708,176
Wells Fargo Emerging Markets Bond Portfolio		737,346
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		7,743,175
Wells Fargo Factor Enhanced International Equity Portfolio		25,222,911
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		40,205,763
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		10,020,359
Wells Fargo High Yield Corporate Bond Portfolio		735,733
Wells Fargo Investment Grade Corporate Bond Portfolio		4,523,640
Total Investment companies (Cost $82,340,699)		97,897,103
Total investments in securities (Cost $82,340,699)	100.03%	97,897,103
Other assets and liabilities, net	(0.03)	(30,510)
Total net assets	100.00%	$97,866,593
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	1.40%	1.48%	$ 32,760	$ 767	$ 52,725	$ 0	$159	$ 8,708,176
Wells Fargo Emerging Markets Bond Portfolio	1.85	1.94	(10,675)	25,458	16,490	0	1	737,346
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	3.98	4.18	369,167	(476,674)	0	118,945	28	7,743,175
Wells Fargo Factor Enhanced International Equity Portfolio	3.46	3.43	1,811,288	294,127	0	463,164	75	25,222,911
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	4.69	4.71	5,648,303	1,073,865	0	277,152	163	40,205,763
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	4.46	4.52	1,929,629	(1,429,690)	0	51,367	50	10,020,359
Wells Fargo High Yield Corporate Bond Portfolio	1.38	1.45	7,802	300	18,429	0	2	735,733
Wells Fargo Investment Grade Corporate Bond Portfolio	1.86	1.94	52,419	2,525	66,854	0	4	4,523,640
			$9,840,693	$ (509,322)	$154,498	$910,628	$482	$97,897,103
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  47

Portfolio of investments—August 31, 2021 (unaudited)
Target 2050 Fund

		Value
Investment companies: 100.02%
Affiliated master portfolios: 100.02%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 13,294,629
Wells Fargo Emerging Markets Bond Portfolio		1,125,760
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		18,783,063
Wells Fargo Factor Enhanced International Equity Portfolio		61,096,006
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		95,084,511
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		23,696,801
Wells Fargo High Yield Corporate Bond Portfolio		1,123,308
Wells Fargo Investment Grade Corporate Bond Portfolio		6,906,607
Total Investment companies (Cost $182,015,804)		221,110,685
Total investments in securities (Cost $182,015,804)	100.02%	221,110,685
Other assets and liabilities, net	(0.02)	(48,604)
Total net assets	100.00%	$221,062,081
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.16%	2.26%	$ 48,224	$ 2,772	$ 80,149	$ 0	$ 241	$ 13,294,629
Wells Fargo Emerging Markets Bond Portfolio	2.86	2.96	(16,987)	40,388	24,994	0	2	1,125,760
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	10.02	10.13	920,669	(1,116,013)	0	287,389	70	18,783,063
Wells Fargo Factor Enhanced International Equity Portfolio	8.76	8.32	4,538,048	675,852	0	1,134,392	184	61,096,006
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	11.60	11.13	13,876,263	2,312,778	0	657,728	380	95,084,511
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	11.11	11.68	4,712,216	(3,453,333)	0	122,343	121	23,696,801
Wells Fargo High Yield Corporate Bond Portfolio	2.14	2.22	11,867	1,188	27,957	0	3	1,123,308
Wells Fargo Investment Grade Corporate Bond Portfolio	2.86	2.97	78,262	2,771	100,572	0	7	6,906,607
			$24,168,562	$(1,533,597)	$233,672	$2,201,852	$1,008	$221,110,685
The accompanying notes are an integral part of these financial statements.

48  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2021 (unaudited)
Target 2055 Fund

		Value
Investment companies: 100.08%
Affiliated master portfolios: 100.08%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 1,813,430
Wells Fargo Emerging Markets Bond Portfolio		153,582
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		2,586,988
Wells Fargo Factor Enhanced International Equity Portfolio		8,453,053
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		13,146,952
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		3,276,504
Wells Fargo High Yield Corporate Bond Portfolio		153,296
Wells Fargo Investment Grade Corporate Bond Portfolio		942,148
Total Investment companies (Cost $26,682,127)		30,525,953
Total investments in securities (Cost $26,682,127)	100.08%	30,525,953
Other assets and liabilities, net	(0.08)	(23,786)
Total net assets	100.00%	$30,502,167
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.28%	0.31%	$ 7,242	$ 880	$ 10,701	$ 0	$ 33	$ 1,813,430
Wells Fargo Emerging Markets Bond Portfolio	0.37	0.43	(2,138)	5,258	3,388	0	0	153,582
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	1.26	1.40	122,126	(161,679)	0	39,632	10	2,586,988
Wells Fargo Factor Enhanced International Equity Portfolio	1.10	1.15	594,277	87,619	0	151,773	26	8,453,053
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	1.45	1.54	1,795,007	352,019	0	89,512	51	13,146,952
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	1.40	1.48	627,494	(464,785)	0	16,684	16	3,276,504
Wells Fargo High Yield Corporate Bond Portfolio	0.27	0.30	1,635	57	3,785	0	0	153,296
Wells Fargo Investment Grade Corporate Bond Portfolio	0.37	0.40	11,152	1,174	13,910	0	1	942,148
			$3,156,795	$(179,457)	$31,784	$297,601	$137	$30,525,953
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  49

Portfolio of investments—August 31, 2021 (unaudited)
Target 2060 Fund

		Value
Investment companies: 99.93%
Affiliated master portfolios: 99.93%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 2,024,914
Wells Fargo Emerging Markets Bond Portfolio		171,366
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		2,884,851
Wells Fargo Factor Enhanced International Equity Portfolio		9,501,595
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		14,693,557
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		3,661,997
Wells Fargo High Yield Corporate Bond Portfolio		170,990
Wells Fargo Investment Grade Corporate Bond Portfolio		1,051,336
Total Investment companies (Cost $29,437,770)		34,160,606
Total investments in securities (Cost $29,437,770)	99.93%	34,160,606
Other assets and liabilities, net	0.07	25,341
Total net assets	100.00%	$34,185,947
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.30%	0.34%	$ 7,492	$ 86,486	$ 11,848	$ 0	$ 36	$ 2,024,914
Wells Fargo Emerging Markets Bond Portfolio	0.40	0.45	(2,411)	13,076	3,693	0	0	171,366
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	1.37	1.56	134,896	(47,177)	0	42,864	11	2,884,851
Wells Fargo Factor Enhanced International Equity Portfolio	1.18	1.29	663,389	465,516	0	165,525	28	9,501,595
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	1.56	1.72	2,020,565	(455,144)	0	96,933	56	14,693,557
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	1.50	1.65	692,734	(348,302)	0	18,145	18	3,661,997
Wells Fargo High Yield Corporate Bond Portfolio	0.30	0.34	1,739	7,361	4,127	0	0	170,990
Wells Fargo Investment Grade Corporate Bond Portfolio	0.40	0.45	11,896	46,468	14,854	0	0	1,051,336
			$3,530,300	$(231,716)	$34,522	$323,467	$149	$34,160,606
The accompanying notes are an integral part of these financial statements.

50  |  Target Date Retirement Funds

Statements of assets and liabilities—August 31, 2021 (unaudited)
	Target Today Fund	Target 2010 Fund	Target 2015 Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 55,299,821	$ 52,952,724	$ 51,853,277
Receivable for Fund shares sold	10,208	5,661	5,166
Receivable from manager	8,802	8,749	8,592
Prepaid expenses and other assets	55,178	66,167	8,767
Total assets	55,374,009	53,033,301	51,875,802
Liabilities
Payable for Fund shares redeemed	54,359	6,006	1,880
Shareholder report expenses payable	19,586	11,858	12,682
Professional fees payable	16,747	15,398	22,717
Shareholder servicing fees payable	8,878	8,408	7,594
Administration fees payable	7,340	6,935	6,487
Trustees’ fees and expenses payable	2,188	2,180	2,189
Distribution fees payable	199	92	0
Accrued expenses and other liabilities	10,372	12,727	8,506
Total liabilities	119,669	63,604	62,055
Total net assets	$55,254,340	$52,969,697	$51,813,747
Net assets consist of
Paid-in capital	$ 43,505,590	$ 29,082,835	$ 36,456,915
Total distributable earnings	11,748,750	23,886,862	15,356,832
Total net assets	$55,254,340	$52,969,697	$51,813,747
Computation of net asset value and offering price per share
Net assets – Class A	$ 34,419,558	$ 32,119,921	$ 30,704,335
Shares outstanding – Class A1	3,558,380	2,851,487	4,051,687
Net asset value per share – Class A	$9.67	$11.26	$7.58
Maximum offering price per share – Class A2	$10.26	$11.95	$8.04
Net assets – Class C	$ 307,523	$ 140,501	N/A
Shares outstanding – Class C1	30,814	12,303	N/A
Net asset value per share – Class C	$9.98	$11.42	N/A
Net assets – Class R	$ 36,000	$ 24,842	$ 21,376
Shares outstanding – Class R1	3,707	2,201	2,716
Net asset value per share – Class R	$9.71	$11.29	$7.87
Net assets – Class R4	$ 1,093,375	$ 1,172,389	$ 1,520,283
Shares outstanding – Class R4[1]	109,858	102,521	198,850
Net asset value per share – Class R4	$9.95	$11.44	$7.65
Net assets – Class R6	$ 12,969,549	$ 12,793,840	$ 15,354,603
Shares outstanding – Class R6[1]	1,304,328	1,121,243	2,006,387
Net asset value per share – Class R6	$9.94	$11.41	$7.65
Net assets – Administrator Class	$ 6,428,335	$ 6,718,204	$ 4,213,150
Shares outstanding – Administrator Class[1]	644,878	587,211	538,466
Net asset value per share – Administrator Class	$9.97	$11.44	$7.82
Investments in affiliated Master Portfolios, at cost	$ 46,062,313	$ 31,372,590	$ 38,349,418
[1]	Each Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  51

Statements of assets and liabilities—August 31, 2021 (unaudited)
	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 304,549,002	$ 203,538,288	$ 502,537,917
Receivable for Fund shares sold	85,293	58,799	377,046
Receivable from manager	2,930	7,343	6,014
Prepaid expenses and other assets	28,974	93,934	55,537
Total assets	304,666,199	203,698,364	502,976,514
Liabilities
Payable for Fund shares redeemed	30,237	86,029	145,227
Shareholder report expenses payable	14,514	15,494	15,210
Professional fees payable	21,956	8,604	21,113
Shareholder servicing fees payable	38,198	21,481	55,326
Administration fees payable	32,115	19,838	46,909
Trustees’ fees and expenses payable	2,293	2,293	2,278
Distribution fees payable	1,393	13	773
Accrued expenses and other liabilities	21,817	16,613	22,674
Total liabilities	162,523	170,365	309,510
Total net assets	$304,503,676	$203,527,999	$502,667,004
Net assets consist of
Paid-in capital	$ 225,624,006	$ 160,001,282	$ 371,588,706
Total distributable earnings	78,879,670	43,526,717	131,078,298
Total net assets	$304,503,676	$203,527,999	$502,667,004
Computation of net asset value and offering price per share
Net assets – Class A	$ 128,741,796	$ 86,881,210	$ 167,657,336
Shares outstanding – Class A1	9,685,078	14,103,666	11,660,646
Net asset value per share – Class A	$13.29	$6.16	$14.38
Maximum offering price per share – Class A2	$14.10	$6.54	$15.26
Net assets – Class C	$ 2,106,744	N/A	$ 1,190,331
Shares outstanding – Class C1	162,457	N/A	87,016
Net asset value per share – Class C	$12.97	N/A	$13.68
Net assets – Class R	$ 122,344	$ 78,726	$ 54,687
Shares outstanding – Class R1	9,282	12,923	3,777
Net asset value per share – Class R	$13.18	$6.09	$14.48
Net assets – Class R4	$ 17,116,283	$ 13,299,965	$ 32,465,949
Shares outstanding – Class R4[1]	1,244,136	2,135,074	2,195,524
Net asset value per share – Class R4	$13.76	$6.23	$14.79
Net assets – Class R6	$ 115,577,114	$ 94,839,834	$ 226,136,190
Shares outstanding – Class R6[1]	8,398,853	15,256,651	15,311,292
Net asset value per share – Class R6	$13.76	$6.22	$14.77
Net assets – Administrator Class	$ 40,839,395	$ 8,428,264	$ 75,162,511
Shares outstanding – Administrator Class[1]	2,993,402	1,342,817	5,087,428
Net asset value per share – Administrator Class	$13.64	$6.28	$14.77
Investments in affiliated Master Portfolios, at cost	$ 245,965,733	$ 172,778,673	$ 421,623,172
[1]	Each Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

52  |  Target Date Retirement Funds

Statements of assets and liabilities—August 31, 2021 (unaudited)
	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 212,412,107	$ 483,443,813	$ 97,897,103
Receivable for Fund shares sold	65,554	227,472	27,039
Receivable from manager	7,960	10,304	9,799
Prepaid expenses and other assets	13,914	77,282	13,480
Total assets	212,499,535	483,758,871	97,947,421
Liabilities
Payable for Fund shares redeemed	8,336	142,492	9,494
Shareholder report expenses payable	14,697	15,001	19,251
Professional fees payable	20,740	19,134	20,845
Shareholder servicing fees payable	23,733	57,404	9,823
Administration fees payable	21,889	48,653	9,331
Trustees’ fees and expenses payable	2,287	2,365	2,535
Distribution fees payable	109	803	12
Accrued expenses and other liabilities	14,976	16,711	9,537
Total liabilities	106,767	302,563	80,828
Total net assets	$212,392,768	$483,456,308	$97,866,593
Net assets consist of
Paid-in capital	$ 157,848,205	$ 340,151,471	$ 69,946,257
Total distributable earnings	54,544,563	143,304,837	27,920,336
Total net assets	$212,392,768	$483,456,308	$97,866,593
Computation of net asset value and offering price per share
Net assets – Class A	$ 102,148,791	$ 192,854,021	$ 41,373,739
Shares outstanding – Class A1	11,391,554	10,819,415	4,071,679
Net asset value per share – Class A	$8.97	$17.82	$10.16
Maximum offering price per share – Class A2	$9.52	$18.91	$10.78
Net assets – Class C	N/A	$ 1,263,327	N/A
Shares outstanding – Class C1	N/A	79,748	N/A
Net asset value per share – Class C	N/A	$15.84	N/A
Net assets – Class R	$ 539,291	$ 95,022	$ 84,215
Shares outstanding – Class R1	59,704	5,318	8,088
Net asset value per share – Class R	$9.03	$17.87	$10.41
Net assets – Class R4	$ 10,388,876	$ 30,673,254	$ 4,964,893
Shares outstanding – Class R4[1]	1,152,931	1,652,457	485,074
Net asset value per share – Class R4	$9.01	$18.56	$10.24
Net assets – Class R6	$ 93,870,538	$ 194,328,956	$ 49,355,305
Shares outstanding – Class R6[1]	10,422,582	10,472,264	4,836,163
Net asset value per share – Class R6	$9.01	$18.56	$10.21
Net assets – Administrator Class	$ 5,445,272	$ 64,241,728	$ 2,088,441
Shares outstanding – Administrator Class[1]	598,930	3,473,205	201,569
Net asset value per share – Administrator Class	$9.09	$18.50	$10.36
Investments in affiliated Master Portfolios, at cost	$ 181,052,796	$ 402,088,837	$ 82,340,699
[1]	Each Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  53

Statements of assets and liabilities—August 31, 2021 (unaudited)
	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 221,110,685	$ 30,525,953	$ 34,160,606
Receivable for Fund shares sold	148,069	26,011	28,116
Receivable from manager	10,878	8,668	9,018
Prepaid expenses and other assets	51,701	1,824	28,581
Total assets	221,321,333	30,562,456	34,226,321
Liabilities
Payable for Fund shares redeemed	174,287	14,029	4,445
Shareholder report expenses payable	15,491	14,565	9,779
Professional fees payable	22,486	21,288	16,727
Shareholder servicing fees payable	19,664	1,904	1,464
Administration fees payable	16,889	2,043	1,577
Trustees’ fees and expenses payable	1,790	861	1,273
Distribution fees payable	377	7	100
Accrued expenses and other liabilities	8,268	5,592	5,009
Total liabilities	259,252	60,289	40,374
Total net assets	$221,062,081	$30,502,167	$34,185,947
Net assets consist of
Paid-in capital	$ 150,802,618	$ 22,835,676	$ 24,926,262
Total distributable earnings	70,259,463	7,666,491	9,259,685
Total net assets	$221,062,081	$30,502,167	$34,185,947
Computation of net asset value and offering price per share
Net assets – Class A	$ 47,478,073	$ 6,147,185	$ 1,290,307
Shares outstanding – Class A1	5,293,385	393,465	83,036
Net asset value per share – Class A	$8.97	$15.62	$15.54
Maximum offering price per share – Class A2	$9.52	$16.57	$16.49
Net assets – Class C	$ 598,003	N/A	$ 154,894
Shares outstanding – Class C1	67,286	N/A	9,919
Net asset value per share – Class C	$8.89	N/A	$15.62
Net assets – Class R	$ 65,221	$ 64,825	$ 128,931
Shares outstanding – Class R1	7,199	4,210	8,404
Net asset value per share – Class R	$9.06	$15.40	$15.34
Net assets – Class R4	$ 15,016,718	$ 2,667,462	$ 3,043,590
Shares outstanding – Class R4[1]	1,657,767	169,629	191,559
Net asset value per share – Class R4	$9.06	$15.73	$15.89
Net assets – Class R6	$ 119,740,121	$ 20,658,768	$ 25,426,491
Shares outstanding – Class R6[1]	13,228,805	1,318,382	1,605,721
Net asset value per share – Class R6	$9.05	$15.67	$15.83
Net assets – Administrator Class	$ 38,163,945	$ 963,927	$ 4,141,734
Shares outstanding – Administrator Class[1]	4,235,008	61,236	265,077
Net asset value per share – Administrator Class	$9.01	$15.74	$15.62
Investments in affiliated Master Portfolios, at cost	$ 182,015,804	$ 26,682,127	$ 29,437,770
[1]	Each Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

54  |  Target Date Retirement Funds

Statements of operations—six months ended August 31, 2021 (unaudited)
	Target Today Fund	Target 2010 Fund	Target 2015 Fund
Investment income
Interest allocated from affiliated Master Portfolios	$ 480,888	$ 459,199	$ 416,270
Dividends allocated from affiliated Master Portfolios*	180,758	172,427	198,817
Affiliated income allocated from affiliated Master Portfolios	444	424	399
Expenses allocated from affiliated Master Portfolios	(46,791)	(44,668)	(44,087)
Waivers allocated from affiliated Master Portfolios	20,913	19,957	19,217
Total investment income	636,212	607,339	590,616
Expenses
Management fee	28,401	27,110	26,458
Administration fees
Class A	36,581	34,764	32,754
Class C	334	189	N/A
Class R	37	26	22
Class R4	469	454	793
Class R6	2,070	1,958	2,288
Administrator Class	4,315	4,368	2,902
Shareholder servicing fees
Class A	43,548	41,386	38,988
Class C	391	224	N/A
Class R	43	31	26
Class R4	575	567	988
Administrator Class	8,294	8,384	5,573
Distribution fees
Class C	1,172	621	N/A
Class R	17	4	3
Custody and accounting fees	1,798	1,616	1,694
Professional fees	13,498	14,685	14,343
Registration fees	31,423	32,675	30,660
Shareholder report expenses	5,701	5,692	5,049
Trustees’ fees and expenses	9,715	9,715	9,715
Other fees and expenses	2,402	2,846	1,904
Total expenses	190,784	187,315	174,160
Less: Fee waivers and/or expense reimbursements
Fund-level	(40,845)	(40,416)	(41,670)
Class A	(34,316)	(35,458)	(34,216)
Class C	(274)	(125)	N/A
Class R4	(1,044)	(1,021)	(1,781)
Class R6	(2,070)	(1,958)	(2,288)
Administrator Class	(7,128)	(7,774)	(4,990)
Net expenses	105,107	100,563	89,215
Net investment income	531,105	506,776	501,401
Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolios	2,038,620	1,936,277	2,238,768
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	539,345	503,586	427,045
Net realized and unrealized gains (losses) on investments	2,577,965	2,439,863	2,665,813
Net increase in net assets resulting from operations	$3,109,070	$2,946,639	$3,167,214
*Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$9,997	$9,553	$11,519
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  55

Statements of operations—six months ended August 31, 2021 (unaudited)
	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund
Investment income
Interest allocated from affiliated Master Portfolios	$ 2,242,722	$ 1,169,349	$ 2,196,715
Dividends allocated from affiliated Master Portfolios*	1,336,617	1,097,569	3,263,335
Affiliated income allocated from affiliated Master Portfolios	2,234	1,428	3,372
Expenses allocated from affiliated Master Portfolios	(259,941)	(173,142)	(428,907)
Waivers allocated from affiliated Master Portfolios	110,488	68,648	154,732
Total investment income	3,432,120	2,163,852	5,189,247
Expenses
Management fee	154,552	101,557	251,449
Administration fees
Class A	136,408	93,421	180,882
Class C	2,596	N/A	1,429
Class R	120	76	57
Class R4	6,592	5,579	12,344
Class R6	17,576	13,644	33,354
Administrator Class	27,920	5,953	49,398
Shareholder servicing fees
Class A	162,320	111,167	215,335
Class C	3,090	N/A	1,698
Class R	142	91	67
Class R4	8,222	6,934	15,395
Administrator Class	53,511	11,449	94,834
Distribution fees
Class C	9,271	N/A	5,096
Class R	115	73	41
Custody and accounting fees	3,395	2,956	4,524
Professional fees	14,345	15,409	14,364
Registration fees	30,048	28,899	27,653
Shareholder report expenses	6,572	4,940	5,700
Trustees’ fees and expenses	9,715	9,715	9,715
Other fees and expenses	2,220	3,472	1,881
Total expenses	648,730	415,335	925,216
Less: Fee waivers and/or expense reimbursements
Fund-level	(145,210)	(113,966)	(128,435)
Class A	(17,283)	(22,714)	(80,895)
Class C	(107)	N/A	(515)
Class R4	(3,210)	(3,951)	(16,600)
Class R6	(17,576)	(13,644)	(33,354)
Administrator Class	(8,231)	(2,631)	(40,771)
Net expenses	457,113	258,429	624,646
Net investment income	2,975,007	1,905,423	4,564,601
Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolios	15,049,069	12,411,827	37,371,879
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	2,224,317	764,270	(373,175)
Net realized and unrealized gains (losses) on investments	17,273,386	13,176,097	36,998,704
Net increase in net assets resulting from operations	$20,248,393	$15,081,520	$41,563,305
*Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$80,155	$72,402	$234,286
The accompanying notes are an integral part of these financial statements.

56  |  Target Date Retirement Funds

Statements of operations—six months ended August 31, 2021 (unaudited)
	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund
Investment income
Interest allocated from affiliated Master Portfolios	$ 661,946	$ 1,021,637	$ 154,498
Dividends allocated from affiliated Master Portfolios*	1,577,409	4,223,118	910,628
Affiliated income allocated from affiliated Master Portfolios	1,267	2,567	482
Expenses allocated from affiliated Master Portfolios	(178,342)	(432,800)	(89,327)
Waivers allocated from affiliated Master Portfolios	59,077	141,528	28,997
Total investment income	2,121,357	4,956,050	1,005,278
Expenses
Management fee	103,631	240,299	48,535
Administration fees
Class A	106,236	203,381	44,470
Class C	N/A	1,362	N/A
Class R	534	94	80
Class R4	3,968	11,856	1,910
Class R6	13,485	28,904	7,108
Administrator Class	3,742	41,067	1,613
Shareholder servicing fees
Class A	126,464	242,121	52,940
Class C	N/A	1,619	N/A
Class R	635	112	95
Class R4	4,945	14,773	2,377
Administrator Class	7,185	78,832	3,096
Distribution fees
Class C	N/A	4,845	N/A
Class R	611	84	69
Custody and accounting fees	2,257	3,950	1,843
Professional fees	14,388	14,249	14,216
Registration fees	26,667	27,324	26,350
Shareholder report expenses	5,700	5,700	4,565
Trustees’ fees and expenses	9,715	9,715	9,715
Other fees and expenses	1,819	1,956	1,775
Total expenses	431,982	932,243	220,757
Less: Fee waivers and/or expense reimbursements
Fund-level	(118,701)	(238,408)	(73,368)
Class A	(28,695)	(23,351)	(26,188)
Class C	N/A	(76)	N/A
Class R	(57)	0	(11)
Class R4	(3,134)	(6,436)	(3,207)
Class R6	(13,485)	(28,904)	(7,108)
Administrator Class	(1,828)	(13,648)	(1,675)
Net expenses	266,082	621,420	109,200
Net investment income	1,855,275	4,334,630	896,078
Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolios	17,611,231	46,994,195	9,840,693
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	(683,061)	(2,662,912)	(509,322)
Net realized and unrealized gains (losses) on investments	16,928,170	44,331,283	9,331,371
Net increase in net assets resulting from operations	$18,783,445	$48,665,913	$10,227,449
*Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$119,097	$325,088	$70,392
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  57

Statements of operations—six months ended August 31, 2021 (unaudited)
	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund
Investment income
Interest allocated from affiliated Master Portfolios	$ 233,672	$ 31,784	$ 34,522
Dividends allocated from affiliated Master Portfolios*	2,201,852	297,601	323,467
Affiliated income allocated from affiliated Master Portfolios	1,008	137	149
Expenses allocated from affiliated Master Portfolios	(207,539)	(28,164)	(30,637)
Waivers allocated from affiliated Master Portfolios	67,047	9,095	9,900
Total investment income	2,296,040	310,453	337,401
Expenses
Management fee	110,254	14,927	16,225
Administration fees
Class A	51,598	7,359	1,418
Class C	624	N/A	154
Class R	61	63	122
Class R4	5,780	981	1,161
Class R6	17,769	2,912	3,585
Administrator Class	24,573	600	2,621
Shareholder servicing fees
Class A	61,381	8,761	1,688
Class C	719	N/A	182
Class R	72	74	145
Class R4	7,212	1,222	1,449
Administrator Class	47,207	1,153	5,039
Distribution fees
Class C	2,119	N/A	476
Class R	48	42	117
Custody and accounting fees	2,098	1,285	900
Professional fees	14,277	12,109	12,032
Registration fees	27,009	23,680	23,680
Shareholder report expenses	4,483	4,903	5,700
Trustees’ fees and expenses	9,715	9,715	9,715
Other fees and expenses	1,911	1,422	1,426
Total expenses	388,910	91,208	87,835
Less: Fee waivers and/or expense reimbursements
Fund-level	(134,788)	(51,164)	(57,211)
Class A	(14,226)	(12,857)	(2,198)
Class C	0	N/A	(169)
Class R	0	(71)	(157)
Class R4	(5,144)	(2,202)	(2,610)
Class R6	(17,769)	(2,912)	(3,585)
Administrator Class	(13,429)	(1,753)	(7,085)
Net expenses	203,554	20,249	14,820
Net investment income	2,092,486	290,204	322,581
Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolios	24,168,562	3,156,795	3,530,300
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	(1,533,597)	(179,457)	(231,716)
Net realized and unrealized gains (losses) on investments	22,634,965	2,977,338	3,298,584
Net increase in net assets resulting from operations	$24,727,451	$3,267,542	$3,621,165
*Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$172,375	$23,044	$25,219
The accompanying notes are an integral part of these financial statements.

58  |  Target Date Retirement Funds

Statements of changes in net assets
	Target Today Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 531,105		$ 1,085,739
Payment from affiliate		0		232
Net realized gains on investments		2,038,620		2,102,013
Net change in unrealized gains (losses) on investments		539,345		1,300,351
Net increase in net assets resulting from operations		3,109,070		4,488,335
Distributions to shareholders from
Net investment income and net realized gains
Class A		(236,578)		(1,849,673)
Class C		(892)		(17,442)
Class R		(191)		(1,633)
Class R4		(9,473)		(67,469)
Class R6		(112,369)		(932,804)
Administrator Class		(46,805)		(365,962)
Total distributions to shareholders		(406,308)		(3,234,983)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	50,856	473,952	80,722	735,729
Class C	62	600	1,821	15,854
Class R	127	1,216	224	2,008
Class R4	17,979	170,758	44,218	417,849
Class R6	113,188	1,097,408	742,714	6,935,641
Administrator Class	44,889	437,218	125,247	1,166,411
		2,181,152		9,273,492
Reinvestment of distributions
Class A	24,705	234,450	200,944	1,835,937
Class C	91	892	1,837	17,346
Class R	6	56	48	445
Class R4	971	9,473	7,259	67,469
Class R6	11,525	112,369	99,593	932,804
Administrator Class	4,786	46,805	38,905	365,962
		404,045		3,219,963
Payment for shares redeemed
Class A	(286,383)	(2,704,643)	(592,910)	(5,333,233)
Class C	(9,301)	(88,954)	(20,524)	(195,874)
Class R	(1)	(6)	(100)	(905)
Class R4	(19,448)	(190,964)	(203,299)	(1,914,307)
Class R6	(489,321)	(4,745,505)	(1,034,292)	(9,695,447)
Administrator Class	(117,883)	(1,148,454)	(207,110)	(1,928,847)
		(8,878,526)		(19,068,613)
Net decrease in net assets resulting from capital share transactions		(6,293,329)		(6,575,158)
Total decrease in net assets		(3,590,567)		(5,321,806)
Net assets
Beginning of period		58,844,907		64,166,713
End of period		$55,254,340		$ 58,844,907
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  59

Statements of changes in net assets
	Target 2010 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 506,776		$ 972,168
Payment from affiliate		0		230
Net realized gains on investments		1,936,277		2,195,529
Net change in unrealized gains (losses) on investments		503,586		1,196,047
Net increase in net assets resulting from operations		2,946,639		4,363,974
Distributions to shareholders from
Net investment income and net realized gains
Class A		(218,035)		(1,907,402)
Class C		(673)		(10,031)
Class R		(126)		(1,343)
Class R4		(8,739)		(55,548)
Class R6		(108,149)		(896,186)
Administrator Class		(46,165)		(419,295)
Total distributions to shareholders		(381,887)		(3,289,805)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	49,988	546,472	43,940	471,541
Class C	1,819	20,458	0	0
Class R4	7,638	84,789	37,514	408,231
Class R6	95,962	1,059,980	426,086	4,446,780
Administrator Class	35,523	398,645	193,123	2,096,991
		2,110,344		7,423,543
Reinvestment of distributions
Class A	19,629	217,099	178,092	1,897,873
Class C	60	673	927	10,031
Class R4	779	8,739	5,153	55,548
Class R6	9,632	107,788	82,981	893,979
Administrator Class	4,111	46,165	38,810	419,295
		380,464		3,276,726
Payment for shares redeemed
Class A	(232,033)	(2,577,513)	(383,736)	(4,024,830)
Class C	(6,367)	(71,858)	(38,108)	(400,749)
Class R4	(4,435)	(49,044)	(52,091)	(549,438)
Class R6	(214,902)	(2,388,800)	(601,407)	(6,480,246)
Administrator Class	(69,217)	(770,781)	(393,437)	(4,266,839)
		(5,857,996)		(15,722,102)
Net decrease in net assets resulting from capital share transactions		(3,367,188)		(5,021,833)
Total decrease in net assets		(802,436)		(3,947,664)
Net assets
Beginning of period		53,772,133		57,719,797
End of period		$52,969,697		$ 53,772,133
The accompanying notes are an integral part of these financial statements.

60  |  Target Date Retirement Funds

Statements of changes in net assets
	Target 2015 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 501,401		$ 1,027,552
Payment from affiliate		0		235
Net realized gains on investments		2,238,768		3,155,707
Net change in unrealized gains (losses) on investments		427,045		879,010
Net increase in net assets resulting from operations		3,167,214		5,062,504
Distributions to shareholders from
Net investment income and net realized gains
Class A		(205,442)		(2,710,492)
Class R		(104)		(1,668)
Class R4		(14,257)		(235,612)
Class R6		(129,744)		(1,543,540)
Administrator Class		(30,631)		(400,404)
Total distributions to shareholders		(380,178)		(4,891,716)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	24,360	180,695	100,048	720,560
Class R4	10,930	81,610	33,290	238,770
Class R6	103,952	775,099	373,588	2,636,879
Administrator Class	17,053	130,444	44,452	334,888
		1,167,848		3,931,097
Reinvestment of distributions
Class A	27,732	204,740	378,591	2,701,744
Class R4	1,922	14,257	32,931	235,612
Class R6	17,439	129,676	214,422	1,543,257
Administrator Class	4,022	30,631	54,416	400,404
		379,304		4,881,017
Payment for shares redeemed
Class A	(382,718)	(2,820,124)	(649,422)	(4,686,312)
Class R4	(173,269)	(1,281,885)	(515,654)	(3,615,358)
Class R6	(136,910)	(1,025,746)	(1,153,795)	(8,348,308)
Administrator Class	(98,356)	(752,414)	(207,165)	(1,565,630)
		(5,880,169)		(18,215,608)
Net decrease in net assets resulting from capital share transactions		(4,333,017)		(9,403,494)
Total decrease in net assets		(1,545,981)		(9,232,706)
Net assets
Beginning of period		53,359,728		62,592,434
End of period		$51,813,747		$ 53,359,728
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  61

Statements of changes in net assets
	Target 2020 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 2,975,007		$ 5,900,890
Payment from affiliate		0		1,288
Net realized gains on investments		15,049,069		14,655,254
Net change in unrealized gains (losses) on investments		2,224,317		12,245,584
Net increase in net assets resulting from operations		20,248,393		32,803,016
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(8,140,622)
Class C		0		(150,450)
Class R		0		(6,055)
Class R4		0		(1,006,480)
Class R6		0		(8,882,310)
Administrator Class		0		(2,778,219)
Total distributions to shareholders		0		(20,964,136)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	139,972	1,799,777	346,184	4,246,783
Class C	11,657	146,110	26,560	315,298
Class R	864	11,099	1,878	22,489
Class R4	141,415	1,883,392	210,197	2,598,110
Class R6	537,632	7,115,511	1,906,240	23,510,008
Administrator Class	87,709	1,154,335	511,984	6,343,899
		12,110,224		37,036,587
Reinvestment of distributions
Class A	0	0	642,857	8,013,839
Class C	0	0	12,341	150,199
Class R	0	0	368	4,544
Class R4	0	0	78,075	1,006,480
Class R6	0	0	688,993	8,877,675
Administrator Class	0	0	217,231	2,777,301
		0		20,830,038
Payment for shares redeemed
Class A	(671,432)	(8,681,323)	(1,850,190)	(22,034,120)
Class C	(63,022)	(800,414)	(62,035)	(740,133)
Class R	(13)	(166)	(3,871)	(46,873)
Class R4	(98,446)	(1,308,887)	(1,606,962)	(19,423,550)
Class R6	(1,574,196)	(20,798,325)	(5,108,977)	(63,985,150)
Administrator Class	(514,661)	(6,800,500)	(1,744,772)	(21,763,341)
		(38,389,615)		(127,993,167)
Net decrease in net assets resulting from capital share transactions		(26,279,391)		(70,126,542)
Total decrease in net assets		(6,030,998)		(58,287,662)
Net assets
Beginning of period		310,534,674		368,822,336
End of period		$304,503,676		$ 310,534,674
The accompanying notes are an integral part of these financial statements.

62  |  Target Date Retirement Funds

Statements of changes in net assets
	Target 2025 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 1,905,423		$ 3,667,037
Payment from affiliate		0		944
Net realized gains on investments		12,411,827		13,329,660
Net change in unrealized gains (losses) on investments		764,270		6,190,648
Net increase in net assets resulting from operations		15,081,520		23,188,289
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(8,621,196)
Class R		0		(6,306)
Class R4		0		(1,314,996)
Class R6		0		(9,074,248)
Administrator Class		0		(998,117)
Total distributions to shareholders		0		(20,014,863)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	346,298	2,063,995	663,066	3,720,868
Class R	1,214	7,212	2,138	11,753
Class R4	112,282	678,183	451,862	2,529,077
Class R6	1,460,905	8,702,710	3,144,713	17,976,012
Administrator Class	43,354	263,171	278,624	1,605,707
		11,715,271		25,843,417
Reinvestment of distributions
Class A	0	0	1,505,372	8,566,423
Class R	0	0	826	4,646
Class R4	0	0	228,509	1,314,996
Class R6	0	0	1,579,392	9,068,476
Administrator Class	0	0	172,149	998,117
		0		19,952,658
Payment for shares redeemed
Class A	(1,468,868)	(8,801,877)	(3,899,378)	(21,728,738)
Class R	(24)	(144)	(1,540)	(9,320)
Class R4	(292,423)	(1,782,203)	(4,777,769)	(26,009,147)
Class R6	(819,756)	(4,887,470)	(9,146,681)	(50,953,179)
Administrator Class	(485,418)	(2,937,612)	(545,131)	(3,118,857)
		(18,409,306)		(101,819,241)
Net decrease in net assets resulting from capital share transactions		(6,694,035)		(56,023,166)
Total increase (decrease) in net assets		8,387,485		(52,849,740)
Net assets
Beginning of period		195,140,514		247,990,254
End of period		$203,527,999		$ 195,140,514
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  63

Statements of changes in net assets
	Target 2030 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 4,564,601		$ 8,733,305
Payment from affiliate		0		3,159
Net realized gains on investments		37,371,879		26,170,367
Net change in unrealized gains (losses) on investments		(373,175)		38,087,349
Net increase in net assets resulting from operations		41,563,305		72,994,180
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(10,517,662)
Class C		0		(78,974)
Class R		0		(2,987)
Class R4		0		(1,837,612)
Class R6		0		(15,175,830)
Administrator Class		0		(4,608,933)
Total distributions to shareholders		0		(32,221,998)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	162,014	2,256,018	572,873	6,991,470
Class C	326	4,324	14,841	183,893
Class R	244	3,417	456	5,692
Class R4	200,403	2,855,338	383,360	4,720,967
Class R6	1,622,166	22,952,563	3,135,653	39,756,650
Administrator Class	262,597	3,725,949	823,421	10,474,295
		31,797,609		62,132,967
Reinvestment of distributions
Class A	0	0	793,584	10,362,362
Class C	0	0	6,367	78,974
Class R	0	0	110	1,449
Class R4	0	0	136,905	1,837,612
Class R6	0	0	1,130,909	15,158,456
Administrator Class	0	0	343,392	4,606,205
		0		32,045,058
Payment for shares redeemed
Class A	(1,047,664)	(14,717,271)	(2,306,439)	(28,387,423)
Class C	(22,792)	(304,983)	(89,198)	(1,069,559)
Class R	(280)	(3,954)	(381)	(4,876)
Class R4	(130,487)	(1,846,993)	(2,539,777)	(30,499,597)
Class R6	(2,475,550)	(34,964,500)	(6,747,642)	(86,685,937)
Administrator Class	(594,992)	(8,502,274)	(2,136,957)	(27,326,026)
		(60,339,975)		(173,973,418)
Net decrease in net assets resulting from capital share transactions		(28,542,366)		(79,795,393)
Total increase (decrease) in net assets		13,020,939		(39,023,211)
Net assets
Beginning of period		489,646,065		528,669,276
End of period		$502,667,004		$ 489,646,065
The accompanying notes are an integral part of these financial statements.

64  |  Target Date Retirement Funds

Statements of changes in net assets
	Target 2035 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 1,855,275		$ 3,341,135
Net realized gains on investments		17,611,231		11,824,917
Net change in unrealized gains (losses) on investments		(683,061)		16,907,374
Net increase in net assets resulting from operations		18,783,445		32,073,426
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(6,662,520)
Class R		0		(28,573)
Class R4		0		(619,169)
Class R6		0		(6,238,390)
Administrator Class		0		(434,432)
Total distributions to shareholders		0		(13,983,084)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	185,224	1,601,940	447,449	3,328,167
Class R	3,845	33,475	9,805	74,803
Class R4	88,895	773,651	314,819	2,325,964
Class R6	817,655	7,006,155	2,058,266	15,846,277
Administrator Class	79,952	688,237	207,923	1,548,358
		10,103,458		23,123,569
Reinvestment of distributions
Class A	0	0	828,620	6,639,395
Class R	0	0	3,342	26,990
Class R4	0	0	76,888	619,169
Class R6	0	0	774,596	6,234,838
Administrator Class	0	0	53,487	434,432
		0		13,954,824
Payment for shares redeemed
Class A	(714,163)	(6,119,670)	(2,268,927)	(17,269,904)
Class R	(1)	(10)	(55)	(457)
Class R4	(59,083)	(509,841)	(2,884,179)	(20,216,042)
Class R6	(530,538)	(4,540,816)	(4,753,456)	(35,987,408)
Administrator Class	(269,156)	(2,337,416)	(395,243)	(3,027,706)
		(13,507,753)		(76,501,517)
Net decrease in net assets resulting from capital share transactions		(3,404,295)		(39,423,124)
Total increase (decrease) in net assets		15,379,150		(21,332,782)
Net assets
Beginning of period		197,013,618		218,346,400
End of period		$212,392,768		$197,013,618
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  65

Statements of changes in net assets
	Target 2040 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 4,334,630		$ 7,552,641
Payment from affiliate		0		2,629
Net realized gains on investments		46,994,195		21,539,796
Net change in unrealized gains (losses) on investments		(2,662,912)		56,659,173
Net increase in net assets resulting from operations		48,665,913		85,754,239
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(9,265,919)
Class C		0		(68,726)
Class R		0		(3,801)
Class R4		0		(1,290,252)
Class R6		0		(10,676,990)
Administrator Class		0		(2,901,134)
Total distributions to shareholders		0		(24,206,822)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	154,361	2,617,398	339,262	4,963,022
Class C	1,097	16,722	5,358	64,860
Class R	439	7,547	623	9,430
Class R4	121,509	2,150,094	348,537	5,208,784
Class R6	1,054,719	18,556,670	2,412,772	35,549,867
Administrator Class	286,244	4,999,226	568,701	8,394,609
		28,347,657		54,190,572
Reinvestment of distributions
Class A	0	0	586,408	9,183,177
Class C	0	0	4,939	68,726
Class R	0	0	158	2,482
Class R4	0	0	79,166	1,290,252
Class R6	0	0	652,680	10,629,286
Administrator Class	0	0	178,642	2,901,134
		0		24,075,057
Payment for shares redeemed
Class A	(763,018)	(13,165,861)	(2,050,802)	(29,695,885)
Class C	(19,933)	(296,204)	(63,400)	(836,030)
Class R	(276)	(4,622)	(335)	(4,961)
Class R4	(74,620)	(1,338,215)	(1,701,279)	(23,627,917)
Class R6	(2,177,688)	(38,325,628)	(4,227,491)	(64,710,878)
Administrator Class	(315,885)	(5,612,745)	(1,603,259)	(24,051,707)
		(58,743,275)		(142,927,378)
Net decrease in net assets resulting from capital share transactions		(30,395,618)		(64,661,749)
Total increase (decrease) in net assets		18,270,295		(3,114,332)
Net assets
Beginning of period		465,186,013		468,300,345
End of period		$483,456,308		$ 465,186,013
The accompanying notes are an integral part of these financial statements.

66  |  Target Date Retirement Funds

Statements of changes in net assets
	Target 2045 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 896,078		$ 1,560,001
Payment from affiliate		0		1,213
Net realized gains on investments		9,840,693		6,061,969
Net change in unrealized gains (losses) on investments		(509,322)		9,911,775
Net increase in net assets resulting from operations		10,227,449		17,534,958
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(3,113,511)
Class R		0		(4,629)
Class R4		0		(344,653)
Class R6		0		(3,397,477)
Administrator Class		0		(225,225)
Total distributions to shareholders		0		(7,085,495)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	117,729	1,141,826	336,769	2,722,637
Class R	798	8,071	1,070	9,032
Class R4	39,561	388,969	138,594	1,094,312
Class R6	395,737	3,831,777	828,035	6,880,013
Administrator Class	13,130	129,091	84,013	692,188
		5,499,734		11,398,182
Reinvestment of distributions
Class A	0	0	351,390	3,112,534
Class R	0	0	305	2,767
Class R4	0	0	38,581	344,653
Class R6	0	0	381,803	3,396,567
Administrator Class	0	0	24,955	225,225
		0		7,081,746
Payment for shares redeemed
Class A	(482,441)	(4,717,490)	(1,553,097)	(13,213,704)
Class R	(10)	(96)	(46)	(369)
Class R4	(39,624)	(389,493)	(1,594,955)	(12,212,259)
Class R6	(220,857)	(2,178,246)	(2,443,844)	(20,330,961)
Administrator Class	(154,305)	(1,523,252)	(319,499)	(2,741,245)
		(8,808,577)		(48,498,538)
Net decrease in net assets resulting from capital share transactions		(3,308,843)		(30,018,610)
Total increase (decrease) in net assets		6,918,606		(19,569,147)
Net assets
Beginning of period		90,947,987		110,517,134
End of period		$97,866,593		$ 90,947,987
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  67

Statements of changes in net assets
	Target 2050 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 2,092,486		$ 3,505,946
Payment from affiliate		0		1,129
Net realized gains on investments		24,168,562		13,003,988
Net change in unrealized gains (losses) on investments		(1,533,597)		27,474,660
Net increase in net assets resulting from operations		24,727,451		43,985,723
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(2,980,615)
Class C		0		(28,351)
Class R		0		(2,812)
Class R4		0		(801,873)
Class R6		0		(8,125,216)
Administrator Class		0		(2,287,576)
Total distributions to shareholders		0		(14,226,443)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	146,663	1,262,932	465,519	3,204,263
Class C	756	6,437	15,091	114,883
Class R	958	8,416	1,574	11,377
Class R4	163,047	1,394,984	412,204	2,904,688
Class R6	1,619,717	13,840,204	3,622,150	25,560,400
Administrator Class	341,898	2,904,616	975,411	6,766,776
		19,417,589		38,562,387
Reinvestment of distributions
Class A	0	0	383,371	2,968,211
Class C	0	0	3,624	27,790
Class R	0	0	179	1,397
Class R4	0	0	102,485	801,873
Class R6	0	0	1,039,019	8,118,912
Administrator Class	0	0	294,033	2,287,576
		0		14,205,759
Payment for shares redeemed
Class A	(679,589)	(5,926,425)	(1,797,194)	(12,724,307)
Class C	(10,149)	(85,242)	(17,165)	(116,624)
Class R	(17)	(148)	(849)	(6,836)
Class R4	(93,749)	(816,225)	(1,494,754)	(10,046,952)
Class R6	(3,010,995)	(25,801,001)	(5,476,026)	(40,564,559)
Administrator Class	(546,315)	(4,706,697)	(2,493,770)	(17,786,533)
		(37,335,738)		(81,245,811)
Net decrease in net assets resulting from capital share transactions		(17,918,149)		(28,477,665)
Total increase in net assets		6,809,302		1,281,615
Net assets
Beginning of period		214,252,779		212,971,164
End of period		$221,062,081		$214,252,779
The accompanying notes are an integral part of these financial statements.

68  |  Target Date Retirement Funds

Statements of changes in net assets
	Target 2055 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 290,204		$ 505,196
Payment from affiliate		0		293
Net realized gains on investments		3,156,795		810,403
Net change in unrealized gains (losses) on investments		(179,457)		4,362,619
Net increase in net assets resulting from operations		3,267,542		5,678,511
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(105,670)
Class R		0		(890)
Class R4		0		(37,204)
Class R6		0		(421,300)
Administrator Class		0		(16,119)
Total distributions to shareholders		0		(581,183)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	28,396	420,401	99,848	1,206,020
Class R	302	4,530	452	5,365
Class R4	26,651	401,854	107,507	1,193,459
Class R6	169,578	2,530,005	412,277	4,951,813
Administrator Class	8,550	129,439	33,039	415,736
		3,486,229		7,772,393
Reinvestment of distributions
Class A	0	0	7,798	105,256
Class R	0	0	23	324
Class R4	0	0	2,744	37,204
Class R6	0	0	31,222	421,190
Administrator Class	0	0	1,186	16,119
		0		580,093
Payment for shares redeemed
Class A	(102,232)	(1,559,557)	(279,475)	(3,468,376)
Class R	(3)	(51)	(192)	(2,334)
Class R4	(11,860)	(178,136)	(580,265)	(6,276,695)
Class R6	(68,947)	(1,039,740)	(899,474)	(11,302,117)
Administrator Class	(17,132)	(253,448)	(29,674)	(366,834)
		(3,030,932)		(21,416,356)
Net increase (decrease) in net assets resulting from capital share transactions		455,297		(13,063,870)
Total increase (decrease) in net assets		3,722,839		(7,966,542)
Net assets
Beginning of period		26,779,328		34,745,870
End of period		$30,502,167		$ 26,779,328
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  69

Statements of changes in net assets
	Target 2060 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 322,581		$ 445,781
Payment from affiliate		0		2,213
Net realized gains on investments		3,530,300		687,372
Net change in unrealized gains (losses) on investments		(231,716)		4,796,628
Net increase in net assets resulting from operations		3,621,165		5,931,994
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(15,716)
Class C		0		(748)
Class R		0		(1,350)
Class R4		0		(39,751)
Class R6		0		(392,092)
Administrator Class		0		(44,475)
Total distributions to shareholders		0		(494,132)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	21,086	313,299	64,571	729,623
Class C	378	5,656	658	8,105
Class R	896	13,348	1,600	18,691
Class R4	26,673	400,349	64,992	787,588
Class R6	383,088	5,723,756	773,445	9,228,133
Administrator Class	106,983	1,582,655	144,201	1,711,581
		8,039,063		12,483,721
Reinvestment of distributions
Class A	0	0	1,159	15,554
Class C	0	0	44	585
Class R	0	0	72	960
Class R4	0	0	2,887	39,563
Class R6	0	0	28,726	391,836
Administrator Class	0	0	3,284	44,308
		0		492,806
Payment for shares redeemed
Class A	(22,592)	(338,899)	(66,312)	(769,594)
Class C	(13)	(200)	(3,543)	(44,720)
Class R	(16)	(239)	(130)	(1,501)
Class R4	(12,798)	(195,993)	(87,050)	(1,064,340)
Class R6	(308,329)	(4,639,440)	(608,658)	(7,729,465)
Administrator Class	(75,386)	(1,140,696)	(229,454)	(2,606,292)
		(6,315,467)		(12,215,912)
Net increase in net assets resulting from capital share transactions		1,723,596		760,615
Total increase in net assets		5,344,761		6,198,477
Net assets
Beginning of period		28,841,186		22,642,709
End of period		$34,185,947		$ 28,841,186
The accompanying notes are an integral part of these financial statements.

70  |  Target Date Retirement Funds

Financial highlights
Target Today Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$9.23	$9.04	$8.66	$8.97	$10.56	$10.41
Net investment income	0.08	0.14	0.19	0.19	0.17	0.12
Net realized and unrealized gains (losses) on investments	0.43	0.55	0.47	0.07	0.13	0.23
Total from investment operations	0.51	0.69	0.66	0.26	0.30	0.35
Distributions to shareholders from
Net investment income	(0.07)	(0.17)	(0.20)	(0.21)	(0.08)	(0.11)
Net realized gains	0.00	(0.33)	(0.08)	(0.36)	(1.81)	(0.09)
Total distributions to shareholders	(0.07)	(0.50)	(0.28)	(0.57)	(1.89)	(0.20)
Net asset value, end of period	$9.67	$9.23	$9.04	$8.66	$8.97	$10.56
Total return[2]	5.49%	7.70%	7.64%	3.09%	2.54%	3.39%
Ratios to average net assets (annualized)*
Gross expenses	0.88%	0.96%	0.98%	0.93%	0.87%	0.85%
Net expenses	0.58%	0.59%	0.63%	0.65%	0.69%	0.76%
Net investment income	1.75%	1.65%	2.16%	2.21%	1.59%	1.06%
Supplemental data
Portfolio turnover rate[3]	52%	79%	37%	45%	80%	41%
Net assets, end of period (000s omitted)	$34,420	$34,779	$36,878	$37,865	$47,030	$55,965

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019	0.13%
Year ended February 28, 2018	0.15%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  71

Financial highlights
Target Today Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class C	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$9.52	$9.30	$8.89	$9.18	$10.77	$10.63
Net investment income	0.05 [2]	0.09 [2]	0.14 [2]	0.14 [2]	0.10	0.03
Net realized and unrealized gains (losses) on investments	0.44	0.55	0.47	0.06	0.13	0.24
Total from investment operations	0.49	0.64	0.61	0.20	0.23	0.27
Distributions to shareholders from
Net investment income	(0.03)	(0.09)	(0.12)	(0.13)	(0.01)	(0.04)
Net realized gains	0.00	(0.33)	(0.08)	(0.36)	(1.81)	(0.09)
Total distributions to shareholders	(0.03)	(0.42)	(0.20)	(0.49)	(1.82)	(0.13)
Net asset value, end of period	$9.98	$9.52	$9.30	$8.89	$9.18	$10.77
Total return[3]	5.13%	6.92%	6.80%	2.31%	1.76%	2.57%
Ratios to average net assets (annualized)*
Gross expenses	1.62%	1.70%	1.73%	1.68%	1.62%	1.61%
Net expenses	1.35%	1.36%	1.39%	1.40%	1.44%	1.51%
Net investment income	0.99%	0.93%	1.46%	1.50%	0.83%	0.31%
Supplemental data
Portfolio turnover rate[4]	52%	79%	37%	45%	80%	41%
Net assets, end of period (000s omitted)	$308	$380	$529	$923	$2,250	$2,822

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.09%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019	0.13%
Year ended February 28, 2018	0.15%
Year ended February 28, 2017	0.15%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

72  |  Target Date Retirement Funds

Financial highlights
Target Today Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$9.26	$9.00	$8.62	$8.94	$10.53	$10.39
Net investment income	0.07	0.13	0.17	0.17	0.14	0.09
Payment from affiliate	0.00	0.06	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.43	0.54	0.46	0.06	0.14	0.23
Total from investment operations	0.50	0.73	0.63	0.23	0.28	0.32
Distributions to shareholders from
Net investment income	(0.05)	(0.14)	(0.17)	(0.19)	(0.06)	(0.09)
Net realized gains	0.00	(0.33)	(0.08)	(0.36)	(1.81)	(0.09)
Total distributions to shareholders	(0.05)	(0.47)	(0.25)	(0.55)	(1.87)	(0.18)
Net asset value, end of period	$9.71	$9.26	$9.00	$8.62	$8.94	$10.53
Total return[2]	5.44%	8.18% [3]	7.35%	2.72%	2.31%	3.13%
Ratios to average net assets (annualized)*
Gross expenses	0.98%	1.08%	1.23%	1.16%	1.13%	1.12%
Net expenses	0.85%	0.86%	0.90%	0.89%	0.94%	1.01%
Net investment income	1.49%	1.38%	1.88%	1.96%	1.36%	0.79%
Supplemental data
Portfolio turnover rate[4]	52%	79%	37%	45%	80%	41%
Net assets, end of period (000s omitted)	$36	$33	$31	$28	$29	$32

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.09%
Year ended February 28, 2021	0.09%
Year ended February 29, 2020	0.17%
Year ended February 28, 2019	0.11%
Year ended February 28, 2018	0.16%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 0.75% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  73

Financial highlights
Target Today Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$9.49	$9.29	$8.89	$9.20	$10.81	$10.65
Net investment income	0.10	0.19 [2]	0.23 [2]	0.24 [2]	0.17 [2]	0.14
Net realized and unrealized gains (losses) on investments	0.44	0.54	0.48	0.05	0.13	0.25
Total from investment operations	0.54	0.73	0.71	0.29	0.30	0.39
Distributions to shareholders from
Net investment income	(0.08)	(0.20)	(0.23)	(0.24)	(0.10)	(0.14)
Net realized gains	0.00	(0.33)	(0.08)	(0.36)	(1.81)	(0.09)
Total distributions to shareholders	(0.08)	(0.53)	(0.31)	(0.60)	(1.91)	(0.23)
Net asset value, end of period	$9.95	$9.49	$9.29	$8.89	$9.20	$10.81
Total return[3]	5.69%	7.98%	7.98%	3.35%	2.46%	3.71%
Ratios to average net assets (annualized)*
Gross expenses	0.60%	0.69%	0.70%	0.67%	0.60%	0.58%
Net expenses	0.29%	0.30%	0.34%	0.34%	0.44%	0.45%
Net investment income	2.04%	2.02%	2.46%	2.62%	1.54%	1.37%
Supplemental data
Portfolio turnover rate[4]	52%	79%	37%	45%	80%	41%
Net assets, end of period (000s omitted)	$1,093	$1,047	$2,437	$2,825	$12,858	$248,734

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.09%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019	0.13%
Year ended February 28, 2018	0.16%
Year ended February 28, 2017	0.15%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

74  |  Target Date Retirement Funds

Financial highlights
Target Today Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$9.48	$9.28	$8.88	$9.19	$10.78	$10.64
Net investment income	0.11	0.20 [2]	0.24 [2]	0.25 [2]	0.21 [2]	0.17 [2]
Net realized and unrealized gains (losses) on investments	0.44	0.54	0.48	0.06	0.15	0.23
Total from investment operations	0.55	0.74	0.72	0.31	0.36	0.40
Distributions to shareholders from
Net investment income	(0.09)	(0.21)	(0.24)	(0.26)	(0.14)	(0.17)
Net realized gains	0.00	(0.33)	(0.08)	(0.36)	(1.81)	(0.09)
Total distributions to shareholders	(0.09)	(0.54)	(0.32)	(0.62)	(1.95)	(0.26)
Net asset value, end of period	$9.94	$9.48	$9.28	$8.88	$9.19	$10.78
Total return[3]	5.79%	8.10%	8.16%	3.52%	2.99%	3.81%
Ratios to average net assets (annualized)*
Gross expenses	0.45%	0.53%	0.55%	0.51%	0.44%	0.42%
Net expenses	0.14%	0.15%	0.19%	0.19%	0.24%	0.30%
Net investment income	2.20%	2.10%	2.60%	2.72%	1.99%	1.53%
Supplemental data
Portfolio turnover rate[4]	52%	79%	37%	45%	80%	41%
Net assets, end of period (000s omitted)	$12,970	$15,827	$17,264	$17,013	$40,511	$72,643

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.09%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019	0.13%
Year ended February 28, 2018	0.15%
Year ended February 28, 2017	0.15%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  75

Financial highlights
Target Today Fund
(For a share outstanding throughout each period)
		Year ended February 28
Administrator Class	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$9.51	$9.30	$8.90	$9.21	$10.78	$10.63
Net investment income	0.08	0.15	0.21 [2]	0.22 [2]	0.18	0.13 [2]
Net realized and unrealized gains (losses) on investments	0.45	0.57	0.48	0.05	0.15	0.23
Total from investment operations	0.53	0.72	0.69	0.27	0.33	0.36
Distributions to shareholders from
Net investment income	(0.07)	(0.18)	(0.21)	(0.22)	(0.09)	(0.12)
Net realized gains	0.00	(0.33)	(0.08)	(0.36)	(1.81)	(0.09)
Total distributions to shareholders	(0.07)	(0.51)	(0.29)	(0.58)	(1.90)	(0.21)
Net asset value, end of period	$9.97	$9.51	$9.30	$8.90	$9.21	$10.78
Total return[3]	5.58%	7.81%	7.76%	3.11%	2.77%	3.41%
Ratios to average net assets (annualized)*
Gross expenses	0.80%	0.87%	0.90%	0.86%	0.79%	0.77%
Net expenses	0.48%	0.49%	0.53%	0.54%	0.59%	0.65%
Net investment income	1.85%	1.75%	2.29%	2.38%	1.66%	1.17%
Supplemental data
Portfolio turnover rate[4]	52%	79%	37%	45%	80%	41%
Net assets, end of period (000s omitted)	$6,428	$6,779	$7,029	$9,597	$24,351	$39,234

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.09%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019	0.13%
Year ended February 28, 2018	0.15%
Year ended February 28, 2017	0.15%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

76  |  Target Date Retirement Funds

Financial highlights
Target 2010 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$10.74	$10.55	$10.13	$10.72	$12.41	$12.26
Net investment income	0.11	0.18	0.23 [2]	0.23 [2]	0.19	0.15
Net realized and unrealized gains (losses) on investments	0.48	0.65	0.53	0.07	0.22	0.30
Total from investment operations	0.59	0.83	0.76	0.30	0.41	0.45
Distributions to shareholders from
Net investment income	(0.07)	(0.19)	(0.23)	(0.27)	(0.04)	(0.09)
Net realized gains	0.00	(0.45)	(0.11)	(0.62)	(2.06)	(0.21)
Total distributions to shareholders	(0.07)	(0.64)	(0.34)	(0.89)	(2.10)	(0.30)
Net asset value, end of period	$11.26	$10.74	$10.55	$10.13	$10.72	$12.41
Total return[3]	5.54%	8.04%	7.57%	3.03%	3.04%	3.71%
Ratios to average net assets (annualized)*
Gross expenses	0.90%	1.00%	1.00%	0.91%	0.87%	0.87%
Net expenses	0.58%	0.59%	0.63%	0.65%	0.70%	0.78%
Net investment income	1.76%	1.64%	2.15%	2.20%	1.58%	1.14%
Supplemental data
Portfolio turnover rate[4]	53%	79%	37%	45%	79%	41%
Net assets, end of period (000s omitted)	$32,120	$32,376	$33,505	$35,777	$51,677	$60,237

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.09%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019	0.13%
Year ended February 28, 2018	0.15%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  77

Financial highlights
Target 2010 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class C	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$10.90	$10.67	$10.24	$10.82	$12.56	$12.42
Net investment income	0.06 [2]	0.11 [2]	0.15 [2]	0.16 [2]	0.13	0.07
Net realized and unrealized gains (losses) on investments	0.50	0.66	0.54	0.06	0.19	0.30
Total from investment operations	0.56	0.77	0.69	0.22	0.32	0.37
Distributions to shareholders from
Net investment income	(0.04)	(0.09)	(0.15)	(0.18)	0.00	(0.02)
Net realized gains	0.00	(0.45)	(0.11)	(0.62)	(2.06)	(0.21)
Total distributions to shareholders	(0.04)	(0.54)	(0.26)	(0.80)	(2.06)	(0.23)
Net asset value, end of period	$11.42	$10.90	$10.67	$10.24	$10.82	$12.56
Total return[3]	5.13%	7.29%	6.70%	2.25%	2.25%	2.96%
Ratios to average net assets (annualized)*
Gross expenses	1.59%	1.74%	1.75%	1.65%	1.62%	1.62%
Net expenses	1.35%	1.36%	1.39%	1.40%	1.45%	1.53%
Net investment income	0.99%	0.99%	1.40%	1.47%	0.83%	0.39%
Supplemental data
Portfolio turnover rate[4]	53%	79%	37%	45%	79%	41%
Net assets, end of period (000s omitted)	$141	$183	$576	$735	$1,323	$1,761

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.09%
Year ended February 28, 2021	0.09%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019	0.13%
Year ended February 28, 2018	0.15%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

78  |  Target Date Retirement Funds

Financial highlights
Target 2010 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$10.76	$10.46	$10.04	$10.63	$12.33	$12.19
Net investment income	0.08	0.15	0.20	0.20	0.16	0.11
Payment from affiliate	0.00	0.10	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.51	0.66	0.53	0.07	0.22	0.31
Total from investment operations	0.59	0.91	0.73	0.27	0.38	0.42
Distributions to shareholders from
Net investment income	(0.06)	(0.16)	(0.20)	(0.24)	(0.02)	(0.07)
Net realized gains	0.00	(0.45)	(0.11)	(0.62)	(2.06)	(0.21)
Total distributions to shareholders	(0.06)	(0.61)	(0.31)	(0.86)	(2.08)	(0.28)
Net asset value, end of period	$11.29	$10.76	$10.46	$10.04	$10.63	$12.33
Total return[2]	5.47%	8.83% [3]	7.29%	2.82%	2.75%	3.45%
Ratios to average net assets (annualized)*
Gross expenses	0.92%	1.07%	1.24%	1.14%	1.13%	1.14%
Net expenses	0.83%	0.85%	0.90%	0.90%	0.96%	1.03%
Net investment income	1.51%	1.38%	1.87%	1.94%	1.32%	0.88%
Supplemental data
Portfolio turnover rate[4]	53%	79%	37%	45%	79%	41%
Net assets, end of period (000s omitted)	$25	$24	$23	$22	$23	$53

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.09%
Year ended February 28, 2021	0.09%
Year ended February 29, 2020	0.20%
Year ended February 28, 2019	0.13%
Year ended February 28, 2018	0.16%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.06% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  79

Financial highlights
Target 2010 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$10.90	$10.70	$10.27	$10.86	$12.55	$12.38
Net investment income	0.12 [2]	0.21 [2]	0.27 [2]	0.29 [2]	0.23 [2]	0.19 [2]
Net realized and unrealized gains (losses) on investments	0.51	0.67	0.54	0.04	0.22	0.32
Total from investment operations	0.63	0.88	0.81	0.33	0.45	0.51
Distributions to shareholders from
Net investment income	(0.09)	(0.23)	(0.27)	(0.30)	(0.08)	(0.13)
Net realized gains	0.00	(0.45)	(0.11)	(0.62)	(2.06)	(0.21)
Total distributions to shareholders	(0.09)	(0.68)	(0.38)	(0.92)	(2.14)	(0.34)
Net asset value, end of period	$11.44	$10.90	$10.70	$10.27	$10.86	$12.55
Total return[3]	5.77%	8.37%	7.90%	3.35%	3.30%	4.11%
Ratios to average net assets (annualized)*
Gross expenses	0.62%	0.72%	0.72%	0.66%	0.59%	0.59%
Net expenses	0.29%	0.30%	0.34%	0.34%	0.41%	0.47%
Net investment income	2.06%	1.94%	2.50%	2.65%	1.83%	1.45%
Supplemental data
Portfolio turnover rate[4]	53%	79%	37%	45%	79%	41%
Net assets, end of period (000s omitted)	$1,172	$1,074	$1,155	$1,825	$17,218	$48,885

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.09%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019	0.13%
Year ended February 28, 2018	0.15%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

80  |  Target Date Retirement Funds

Financial highlights
Target 2010 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$10.88	$10.68	$10.25	$10.84	$12.54	$12.37
Net investment income	0.17	0.26	0.28 [2]	0.29 [2]	0.25 [2]	0.21 [2]
Net realized and unrealized gains (losses) on investments	0.46	0.63	0.54	0.06	0.22	0.32
Total from investment operations	0.63	0.89	0.82	0.35	0.47	0.53
Distributions to shareholders from
Net investment income	(0.10)	(0.24)	(0.28)	(0.32)	(0.11)	(0.15)
Net realized gains	0.00	(0.45)	(0.11)	(0.62)	(2.06)	(0.21)
Total distributions to shareholders	(0.10)	(0.69)	(0.39)	(0.94)	(2.17)	(0.36)
Net asset value, end of period	$11.41	$10.88	$10.68	$10.25	$10.84	$12.54
Total return[3]	5.78%	8.54%	8.07%	3.53%	3.42%	4.27%
Ratios to average net assets (annualized)*
Gross expenses	0.47%	0.57%	0.57%	0.48%	0.44%	0.44%
Net expenses	0.14%	0.15%	0.19%	0.19%	0.25%	0.32%
Net investment income	2.19%	2.08%	2.61%	2.71%	2.00%	1.61%
Supplemental data
Portfolio turnover rate[4]	53%	79%	37%	45%	79%	41%
Net assets, end of period (000s omitted)	$12,794	$13,387	$14,128	$16,789	$40,332	$82,474

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.09%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019	0.13%
Year ended February 28, 2018	0.15%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  81

Financial highlights
Target 2010 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Administrator Class	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$10.91	$10.71	$10.27	$10.86	$12.55	$12.39
Net investment income	0.10	0.19 [2]	0.24 [2]	0.26 [2]	0.21 [2]	0.16
Net realized and unrealized gains (losses) on investments	0.51	0.66	0.55	0.05	0.21	0.31
Total from investment operations	0.61	0.85	0.79	0.31	0.42	0.47
Distributions to shareholders from
Net investment income	(0.08)	(0.20)	(0.24)	(0.28)	(0.05)	(0.10)
Net realized gains	0.00	(0.45)	(0.11)	(0.62)	(2.06)	(0.21)
Total distributions to shareholders	(0.08)	(0.65)	(0.35)	(0.90)	(2.11)	(0.31)
Net asset value, end of period	$11.44	$10.91	$10.71	$10.27	$10.86	$12.55
Total return[3]	5.59%	8.13%	7.77%	3.08%	3.09%	3.84%
Ratios to average net assets (annualized)*
Gross expenses	0.82%	0.92%	0.92%	0.83%	0.79%	0.79%
Net expenses	0.49%	0.50%	0.54%	0.54%	0.59%	0.67%
Net investment income	1.85%	1.76%	2.29%	2.37%	1.68%	1.26%
Supplemental data
Portfolio turnover rate[4]	53%	79%	37%	45%	79%	41%
Net assets, end of period (000s omitted)	$6,718	$6,728	$8,332	$12,382	$32,634	$49,565

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.09%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019	0.13%
Year ended February 28, 2018	0.15%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

82  |  Target Date Retirement Funds

Financial highlights
Target 2015 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$7.19	$7.17	$7.04	$7.88	$10.12	$9.87
Net investment income	0.06	0.12	0.16 [2]	0.16	0.15	0.15 [2]
Net realized and unrealized gains (losses) on investments	0.38	0.54	0.34	0.06	0.27	0.37
Total from investment operations	0.44	0.66	0.50	0.22	0.42	0.52
Distributions to shareholders from
Net investment income	(0.05)	(0.13)	(0.16)	(0.17)	(0.02)	(0.10)
Net realized gains	0.00	(0.51)	(0.21)	(0.89)	(2.64)	(0.17)
Total distributions to shareholders	(0.05)	(0.64)	(0.37)	(1.06)	(2.66)	(0.27)
Net asset value, end of period	$7.58	$7.19	$7.17	$7.04	$7.88	$10.12
Total return[3]	6.13%	9.40%	7.18%	3.17%	3.72%	5.30%
Ratios to average net assets (annualized)*
Gross expenses	0.89%	0.97%	0.96%	0.90%	0.86%	0.87%
Net expenses	0.57%	0.58%	0.62%	0.65%	0.71%	0.79%
Net investment income	1.75%	1.63%	2.13%	2.16%	1.65%	1.43%
Supplemental data
Portfolio turnover rate[4]	52%	80%	36%	44%	76%	41%
Net assets, end of period (000s omitted)	$30,704	$31,496	$32,650	$36,236	$42,542	$54,770

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.09%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019	0.14%
Year ended February 28, 2018	0.16%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  83

Financial highlights
Target 2015 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$7.46	$7.33	$7.19	$8.02	$10.26	$10.01
Net investment income	0.06	0.10	0.14	0.15	0.13	0.13
Payment from affiliate	0.00	0.09	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.39	0.56	0.35	0.05	0.27	0.37
Total from investment operations	0.45	0.75	0.49	0.20	0.40	0.50
Distributions to shareholders from
Net investment income	(0.04)	(0.11)	(0.14)	(0.14)	(0.00) [2]	(0.08)
Net realized gains	0.00	(0.51)	(0.21)	(0.89)	(2.64)	(0.17)
Total distributions to shareholders	(0.04)	(0.62)	(0.35)	(1.03)	(2.64)	(0.25)
Net asset value, end of period	$7.87	$7.46	$7.33	$7.19	$8.02	$10.26
Total return[3]	6.02%	10.33% [4]	6.80%	2.98%	3.52%	4.99%
Ratios to average net assets (annualized)*
Gross expenses	0.89%	1.04%	1.19%	1.14%	1.12%	1.12%
Net expenses	0.82%	0.85%	0.90%	0.90%	0.96%	1.04%
Net investment income	1.50%	1.36%	1.83%	1.91%	1.41%	1.18%
Supplemental data
Portfolio turnover rate[5]	52%	80%	36%	44%	76%	41%
Net assets, end of period (000s omitted)	$21	$20	$20	$20	$22	$37

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.07%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.19%
Year ended February 28, 2019	0.12%
Year ended February 28, 2018	0.17%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended Febuary 28, 2021, the Fund received a payment from an affiliate which had a 1.28% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

84  |  Target Date Retirement Funds

Financial highlights
Target 2015 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$7.25	$7.24	$7.10	$7.94	$10.16	$9.91
Net investment income	0.08 [2]	0.15 [2]	0.18 [2]	0.21 [2]	0.19 [2]	0.18 [2]
Net realized and unrealized gains (losses) on investments	0.38	0.53	0.35	0.03	0.26	0.37
Total from investment operations	0.46	0.68	0.53	0.24	0.45	0.55
Distributions to shareholders from
Net investment income	(0.06)	(0.16)	(0.18)	(0.19)	(0.03)	(0.13)
Net realized gains	0.00	(0.51)	(0.21)	(0.89)	(2.64)	(0.17)
Total distributions to shareholders	(0.06)	(0.67)	(0.39)	(1.08)	(2.67)	(0.30)
Net asset value, end of period	$7.65	$7.25	$7.24	$7.10	$7.94	$10.16
Total return[3]	6.38%	9.58%	7.57%	3.50%	4.05%	5.57%
Ratios to average net assets (annualized)*
Gross expenses	0.62%	0.70%	0.67%	0.60%	0.59%	0.59%
Net expenses	0.29%	0.30%	0.34%	0.34%	0.41%	0.48%
Net investment income	2.05%	2.05%	2.42%	2.62%	1.91%	1.73%
Supplemental data
Portfolio turnover rate[4]	52%	80%	36%	44%	76%	41%
Net assets, end of period (000s omitted)	$1,520	$2,605	$5,853	$7,352	$43,346	$105,773

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.09%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019	0.14%
Year ended February 28, 2018	0.16%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  85

Financial highlights
Target 2015 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$7.26	$7.24	$7.10	$7.94	$10.15	$9.90
Net investment income	0.09	0.25	0.19 [2]	0.21 [2]	0.25	0.20 [2]
Net realized and unrealized gains (losses) on investments	0.36	0.44	0.35	0.04	0.22	0.37
Total from investment operations	0.45	0.69	0.54	0.25	0.47	0.57
Distributions to shareholders from
Net investment income	(0.06)	(0.16)	(0.19)	(0.20)	(0.04)	(0.15)
Net realized gains	0.00	(0.51)	(0.21)	(0.89)	(2.64)	(0.17)
Total distributions to shareholders	(0.06)	(0.67)	(0.40)	(1.09)	(2.68)	(0.32)
Net asset value, end of period	$7.65	$7.26	$7.24	$7.10	$7.94	$10.15
Total return[3]	6.28%	9.82%	7.74%	3.65%	4.27%	5.74%
Ratios to average net assets (annualized)*
Gross expenses	0.46%	0.54%	0.52%	0.46%	0.44%	0.43%
Net expenses	0.14%	0.15%	0.19%	0.19%	0.26%	0.33%
Net investment income	2.18%	2.09%	2.62%	2.67%	2.08%	1.92%
Supplemental data
Portfolio turnover rate[4]	52%	80%	36%	44%	76%	41%
Net assets, end of period (000s omitted)	$15,355	$14,671	$18,725	$31,174	$61,265	$125,438

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.09%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019	0.14%
Year ended February 28, 2018	0.16%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

86  |  Target Date Retirement Funds

Financial highlights
Target 2015 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Administrator Class	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$7.42	$7.38	$7.24	$8.07	$10.29	$10.02
Net investment income	0.07 [2]	0.13 [2]	0.17 [2]	0.19 [2]	0.18 [2]	0.17 [2]
Net realized and unrealized gains (losses) on investments	0.38	0.56	0.35	0.04	0.26	0.38
Total from investment operations	0.45	0.69	0.52	0.23	0.44	0.55
Distributions to shareholders from
Net investment income	(0.05)	(0.14)	(0.17)	(0.17)	(0.02)	(0.11)
Net realized gains	0.00	(0.51)	(0.21)	(0.89)	(2.64)	(0.17)
Total distributions to shareholders	(0.05)	(0.65)	(0.38)	(1.06)	(2.66)	(0.28)
Net asset value, end of period	$7.82	$7.42	$7.38	$7.24	$8.07	$10.29
Total return[3]	6.11%	9.51%	7.20%	3.33%	3.89%	5.52%
Ratios to average net assets (annualized)*
Gross expenses	0.81%	0.89%	0.87%	0.81%	0.77%	0.78%
Net expenses	0.49%	0.50%	0.54%	0.54%	0.60%	0.68%
Net investment income	1.84%	1.74%	2.24%	2.33%	1.76%	1.59%
Supplemental data
Portfolio turnover rate[4]	52%	80%	36%	44%	76%	41%
Net assets, end of period (000s omitted)	$4,213	$4,568	$5,345	$6,821	$15,886	$21,910

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.09%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019	0.14%
Year ended February 28, 2018	0.16%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  87

Financial highlights
Target 2020 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$12.46	$11.98	$11.64	$12.55	$14.87	$14.19
Net investment income	0.10	0.17	0.25 [2]	0.26	0.24	0.21
Payment from affiliate	0.00	0.00 [3]	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.73	1.13	0.51	0.06	0.61	0.85
Total from investment operations	0.83	1.30	0.76	0.32	0.85	1.06
Distributions to shareholders from
Net investment income	0.00	(0.23)	(0.27)	(0.41)	0.00	(0.17)
Net realized gains	0.00	(0.59)	(0.15)	(0.82)	(3.17)	(0.21)
Total distributions to shareholders	0.00	(0.82)	(0.42)	(1.23)	(3.17)	(0.38)
Net asset value, end of period	$13.29	$12.46	$11.98	$11.64	$12.55	$14.87
Total return[4]	6.66%	10.93% [5]	6.53%	3.12%	5.40%	7.53%
Ratios to average net assets (annualized)*
Gross expenses	0.70%	0.73%	0.75%	0.75%	0.79%	0.85%
Net expenses	0.58%	0.59%	0.63%	0.65%	0.71%	0.81%
Net investment income	1.74%	1.61%	2.08%	2.14%	1.74%	1.44%
Supplemental data
Portfolio turnover rate[6]	51%	80%	36%	43%	73%	39%
Net assets, end of period (000s omitted)	$128,742	$127,258	$132,755	$147,196	$199,069	$218,652

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019	0.14%
Year ended February 28, 2018	0.16%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financial Statements for additional information.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

88  |  Target Date Retirement Funds

Financial highlights
Target 2020 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class C	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$12.20	$11.75	$11.41	$12.31	$14.75	$14.10
Net investment income	0.06 [2]	0.06	0.16 [2]	0.17 [2]	0.13	0.10
Net realized and unrealized gains (losses) on investments	0.71	1.12	0.50	0.06	0.60	0.84
Total from investment operations	0.77	1.18	0.66	0.23	0.73	0.94
Distributions to shareholders from
Net investment income	0.00	(0.14)	(0.17)	(0.31)	0.00	(0.08)
Net realized gains	0.00	(0.59)	(0.15)	(0.82)	(3.17)	(0.21)
Total distributions to shareholders	0.00	(0.73)	(0.32)	(1.13)	(3.17)	(0.29)
Net asset value, end of period	$12.97	$12.20	$11.75	$11.41	$12.31	$14.75
Total return[3]	6.31%	10.05%	5.79%	2.28%	4.60%	6.71%
Ratios to average net assets (annualized)*
Gross expenses	1.45%	1.48%	1.50%	1.50%	1.54%	1.60%
Net expenses	1.35%	1.36%	1.39%	1.40%	1.46%	1.56%
Net investment income	0.97%	0.85%	1.33%	1.41%	0.99%	0.69%
Supplemental data
Portfolio turnover rate[4]	51%	80%	36%	43%	73%	39%
Net assets, end of period (000s omitted)	$2,107	$2,608	$2,785	$3,377	$6,219	$6,713

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019	0.14%
Year ended February 28, 2018	0.16%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  89

Financial highlights
Target 2020 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$12.37	$11.86	$11.53	$12.46	$14.81	$14.14
Net investment income	0.09 [2]	0.12	0.21 [2]	0.22 [2]	0.22 [2]	0.18
Payment from affiliate	0.00	0.04	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.72	1.13	0.52	0.08	0.60	0.84
Total from investment operations	0.81	1.29	0.73	0.30	0.82	1.02
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.25)	(0.41)	0.00	(0.14)
Net realized gains	0.00	(0.59)	(0.15)	(0.82)	(3.17)	(0.21)
Total distributions to shareholders	0.00	(0.78)	(0.40)	(1.23)	(3.17)	(0.35)
Net asset value, end of period	$13.18	$12.37	$11.86	$11.53	$12.46	$14.81
Total return[3]	6.55%	10.94% [4]	6.32%	2.84%	5.20%	7.27%
Ratios to average net assets (annualized)*
Gross expenses	0.90%	0.94%	0.99%	1.00%	1.06%	1.10%
Net expenses	0.85%	0.86%	0.90%	0.90%	0.98%	1.06%
Net investment income	1.47%	1.36%	1.76%	1.84%	1.51%	1.21%
Supplemental data
Portfolio turnover rate[5]	51%	80%	36%	43%	73%	39%
Net assets, end of period (000s omitted)	$122	$104	$119	$86	$66	$321

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.09%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019	0.13%
Year ended February 28, 2018	0.17%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended February 28, 2021, the Fund received a payment from an affiliate that had an impact of 0.40% on total return. See Note 4 in the Notes to Financial Statements for additional information.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

90  |  Target Date Retirement Funds

Financial highlights
Target 2020 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$12.87	$12.36	$11.98	$12.89	$15.15	$14.44
Net investment income	0.14 [2]	0.25	0.30 [2]	0.33 [2]	0.31 [2]	0.27 [2]
Net realized and unrealized gains (losses) on investments	0.75	1.12	0.54	0.04	0.60	0.86
Total from investment operations	0.89	1.37	0.84	0.37	0.91	1.13
Distributions to shareholders from
Net investment income	0.00	(0.27)	(0.31)	(0.46)	0.00	(0.21)
Net realized gains	0.00	(0.59)	(0.15)	(0.82)	(3.17)	(0.21)
Total distributions to shareholders	0.00	(0.86)	(0.46)	(1.28)	(3.17)	(0.42)
Net asset value, end of period	$13.76	$12.87	$12.36	$11.98	$12.89	$15.15
Total return[3]	6.92%	11.15%	6.99%	3.36%	5.70%	7.89%
Ratios to average net assets (annualized)*
Gross expenses	0.42%	0.45%	0.47%	0.47%	0.53%	0.56%
Net expenses	0.29%	0.30%	0.34%	0.34%	0.42%	0.50%
Net investment income	2.03%	2.02%	2.39%	2.54%	2.05%	1.76%
Supplemental data
Portfolio turnover rate[4]	51%	80%	36%	43%	73%	39%
Net assets, end of period (000s omitted)	$17,116	$15,462	$31,139	$38,539	$130,172	$357,823

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019	0.14%
Year ended February 28, 2018	0.17%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  91

Financial highlights
Target 2020 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$12.87	$12.35	$11.98	$12.90	$15.14	$14.43
Net investment income	0.15 [2]	0.40	0.32 [2]	0.34 [2]	0.33 [2]	0.29 [2]
Net realized and unrealized gains (losses) on investments	0.74	1.00	0.53	0.06	0.61	0.86
Total from investment operations	0.89	1.40	0.85	0.40	0.94	1.15
Distributions to shareholders from
Net investment income	0.00	(0.29)	(0.33)	(0.50)	(0.01)	(0.23)
Net realized gains	0.00	(0.59)	(0.15)	(0.82)	(3.17)	(0.21)
Total distributions to shareholders	0.00	(0.88)	(0.48)	(1.32)	(3.18)	(0.44)
Net asset value, end of period	$13.76	$12.87	$12.35	$11.98	$12.90	$15.14
Total return[3]	6.92%	11.40%	7.06%	3.58%	5.89%	8.04%
Ratios to average net assets (annualized)*
Gross expenses	0.27%	0.30%	0.32%	0.32%	0.37%	0.41%
Net expenses	0.14%	0.15%	0.19%	0.19%	0.26%	0.35%
Net investment income	2.18%	2.06%	2.52%	2.66%	2.20%	1.92%
Supplemental data
Portfolio turnover rate[4]	51%	80%	36%	43%	73%	39%
Net assets, end of period (000s omitted)	$115,577	$121,395	$147,590	$154,089	$400,206	$645,237

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019	0.14%
Year ended February 28, 2018	0.17%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

92  |  Target Date Retirement Funds

Financial highlights
Target 2020 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Administrator Class	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$12.78	$12.27	$11.90	$12.80	$15.09	$14.40
Net investment income	0.12 [2]	0.18	0.27 [2]	0.31	0.29	0.24 [2]
Net realized and unrealized gains (losses) on investments	0.74	1.16	0.53	0.04	0.59	0.84
Total from investment operations	0.86	1.34	0.80	0.35	0.88	1.08
Distributions to shareholders from
Net investment income	0.00	(0.24)	(0.28)	(0.43)	0.00	(0.18)
Net realized gains	0.00	(0.59)	(0.15)	(0.82)	(3.17)	(0.21)
Total distributions to shareholders	0.00	(0.83)	(0.43)	(1.25)	(3.17)	(0.39)
Net asset value, end of period	$13.64	$12.78	$12.27	$11.90	$12.80	$15.09
Total return[3]	6.73%	10.99%	6.73%	3.18%	5.51%	7.58%
Ratios to average net assets (annualized)*
Gross expenses	0.62%	0.65%	0.67%	0.67%	0.72%	0.76%
Net expenses	0.49%	0.50%	0.54%	0.54%	0.61%	0.70%
Net investment income	1.83%	1.73%	2.18%	2.28%	1.85%	1.60%
Supplemental data
Portfolio turnover rate[4]	51%	80%	36%	43%	73%	39%
Net assets, end of period (000s omitted)	$40,839	$43,707	$54,435	$63,684	$111,716	$197,835

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019	0.14%
Year ended February 28, 2018	0.17%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  93

Financial highlights
Target 2025 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$5.72	$5.57	$5.57	$6.41	$10.48	$9.77
Net investment income	0.04	0.08	0.12	0.13 [2]	0.17 [2]	0.13
Payment from affiliate	0.00	0.00 [3]	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.40	0.67	0.21	(0.00) [4]	0.63	0.90
Total from investment operations	0.44	0.75	0.33	0.13	0.80	1.03
Distributions to shareholders from
Net investment income	0.00	(0.11)	(0.13)	(0.14)	(0.03)	(0.15)
Net realized gains	0.00	(0.49)	(0.20)	(0.83)	(4.84)	(0.17)
Total distributions to shareholders	0.00	(0.60)	(0.33)	(0.97)	(4.87)	(0.32)
Net asset value, end of period	$6.16	$5.72	$5.57	$5.57	$6.41	$10.48
Total return[5]	7.69%	13.66% [6]	5.71%	2.78%	7.09%	10.61%
Ratios to average net assets (annualized)*
Gross expenses	0.73%	0.77%	0.77%	0.78%	0.81%	0.84%
Net expenses	0.58%	0.59%	0.62%	0.65%	0.71%	0.81%
Net investment income	1.66%	1.62%	2.04%	2.08%	1.70%	1.37%
Supplemental data
Portfolio turnover rate[7]	52%	83%	36%	43%	67%	36%
Net assets, end of period (000s omitted)	$86,881	$87,108	$94,505	$106,485	$117,382	$140,428

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019	0.15%
Year ended February 28, 2018	0.17%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Amount is more than $(0.005)
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	During the year ended February 28, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financial Statements for additional information.
[7]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

94  |  Target Date Retirement Funds

Financial highlights
Target 2025 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$5.67	$5.49	$5.50	$6.34	$10.49	$9.79
Net investment income	0.06	0.11	0.10 [2]	0.11 [2]	0.16 [2]	0.12
Payment from affiliate	0.00	0.03	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.36	0.62	0.20	0.02	0.53	0.88
Total from investment operations	0.42	0.76	0.30	0.13	0.69	1.00
Distributions to shareholders from
Net investment income	0.00	(0.09)	(0.11)	(0.14)	0.00	(0.13)
Net realized gains	0.00	(0.49)	(0.20)	(0.83)	(4.84)	(0.17)
Total distributions to shareholders	0.00	(0.58)	(0.31)	(0.97)	(4.84)	(0.30)
Net asset value, end of period	$6.09	$5.67	$5.49	$5.50	$6.34	$10.49
Total return[3]	7.41%	14.13% [4]	5.37%	2.67%	5.94%	10.22%
Ratios to average net assets (annualized)*
Gross expenses	0.93%	0.98%	1.01%	1.02%	1.10%	1.10%
Net expenses	0.85%	0.86%	0.89%	0.90%	1.02%	1.06%
Net investment income	1.41%	1.32%	1.73%	1.78%	1.53%	1.12%
Supplemental data
Portfolio turnover rate[5]	52%	83%	36%	43%	67%	36%
Net assets, end of period (000s omitted)	$79	$66	$57	$44	$29	$610

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019	0.13%
Year ended February 28, 2018	0.18%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended February 28, 2021, the Fund received a payment from an affiliate that had an impact of 0.68% on total return. See Note 4 in the Notes to Financial Statements for additional information.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  95

Financial highlights
Target 2025 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$5.78	$5.62	$5.61	$6.45	$10.52	$9.80
Net investment income	0.04	0.12 [2]	0.14 [2]	0.16 [2]	0.20	0.17
Net realized and unrealized gains (losses) on investments	0.41	0.66	0.21	(0.01)	0.63	0.90
Total from investment operations	0.45	0.78	0.35	0.15	0.83	1.07
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.14)	(0.16)	(0.06)	(0.18)
Net realized gains	0.00	(0.49)	(0.20)	(0.83)	(4.84)	(0.17)
Total distributions to shareholders	0.00	(0.62)	(0.34)	(0.99)	(4.90)	(0.35)
Net asset value, end of period	$6.23	$5.78	$5.62	$5.61	$6.45	$10.52
Total return[3]	7.79%	14.08%	6.16%	3.05%	7.33%	10.98%
Ratios to average net assets (annualized)*
Gross expenses	0.45%	0.49%	0.49%	0.50%	0.55%	0.57%
Net expenses	0.29%	0.31%	0.34%	0.34%	0.43%	0.50%
Net investment income	1.94%	2.07%	2.31%	2.45%	2.01%	1.65%
Supplemental data
Portfolio turnover rate[4]	52%	83%	36%	43%	67%	36%
Net assets, end of period (000s omitted)	$13,300	$13,375	$36,023	$42,046	$87,607	$274,639

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019	0.15%
Year ended February 28, 2018	0.17%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

96  |  Target Date Retirement Funds

Financial highlights
Target 2025 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$5.76	$5.61	$5.61	$6.44	$10.51	$9.80
Net investment income	0.05	0.19	0.15 [2]	0.16 [2]	0.25	0.20 [2]
Net realized and unrealized gains (losses) on investments	0.41	0.58	0.20	0.01	0.60	0.87
Total from investment operations	0.46	0.77	0.35	0.17	0.85	1.07
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.15)	(0.17)	(0.08)	(0.19)
Net realized gains	0.00	(0.49)	(0.20)	(0.83)	(4.84)	(0.17)
Total distributions to shareholders	0.00	(0.62)	(0.35)	(1.00)	(4.92)	(0.36)
Net asset value, end of period	$6.22	$5.76	$5.61	$5.61	$6.44	$10.51
Total return[3]	7.99%	14.04%	6.15%	3.41%	7.54%	11.04%
Ratios to average net assets (annualized)*
Gross expenses	0.30%	0.33%	0.34%	0.35%	0.39%	0.41%
Net expenses	0.14%	0.15%	0.19%	0.19%	0.26%	0.35%
Net investment income	2.09%	2.05%	2.49%	2.57%	2.16%	1.92%
Supplemental data
Portfolio turnover rate[4]	52%	83%	36%	43%	67%	36%
Net assets, end of period (000s omitted)	$94,840	$84,191	$106,756	$131,314	$201,812	$372,101

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019	0.15%
Year ended February 28, 2018	0.17%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  97

Financial highlights
Target 2025 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Administrator Class	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$5.83	$5.67	$5.66	$6.48	$10.55	$9.82
Net investment income (loss)	(0.21)	0.06	0.13 [2]	0.15 [2]	0.19	0.17 [2]
Net realized and unrealized gains (losses) on investments	0.66	0.70	0.21	(0.00) [3]	0.62	0.89
Total from investment operations	0.45	0.76	0.34	0.15	0.81	1.06
Distributions to shareholders from
Net investment income	0.00	(0.11)	(0.13)	(0.14)	(0.04)	(0.16)
Net realized gains	0.00	(0.49)	(0.20)	(0.83)	(4.84)	(0.17)
Total distributions to shareholders	0.00	(0.60)	(0.33)	(0.97)	(4.88)	(0.33)
Net asset value, end of period	$6.28	$5.83	$5.67	$5.66	$6.48	$10.55
Total return[4]	7.72%	13.71%	5.88%	2.94%	7.12%	10.87%
Ratios to average net assets (annualized)*
Gross expenses	0.65%	0.69%	0.69%	0.70%	0.73%	0.76%
Net expenses	0.49%	0.50%	0.54%	0.54%	0.61%	0.70%
Net investment income	1.75%	1.70%	2.16%	2.27%	1.81%	1.59%
Supplemental data
Portfolio turnover rate[5]	52%	83%	36%	43%	67%	36%
Net assets, end of period (000s omitted)	$8,428	$10,401	$10,650	$15,362	$43,559	$65,620

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019	0.15%
Year ended February 28, 2018	0.17%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Amount is more than $(0.005)
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

98  |  Target Date Retirement Funds

Financial highlights
Target 2030 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$13.24	$12.14	$12.03	$13.53	$16.70	$15.17
Net investment income	0.11	0.19	0.25	0.26	0.27	0.23
Payment from affiliate	0.00	0.00 [2]	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.03	1.77	0.34	(0.00) [3]	1.25	1.90
Total from investment operations	1.14	1.96	0.59	0.26	1.52	2.13
Distributions to shareholders from
Net investment income	0.00	(0.23)	(0.27)	(0.33)	(0.15)	(0.31)
Net realized gains	0.00	(0.63)	(0.21)	(1.43)	(4.54)	(0.29)
Total distributions to shareholders	0.00	(0.86)	(0.48)	(1.76)	(4.69)	(0.60)
Net asset value, end of period	$14.38	$13.24	$12.14	$12.03	$13.53	$16.70
Total return[4]	8.61%	16.32% [5]	4.72%	2.55%	8.79%	14.15%
Ratios to average net assets (annualized)*
Gross expenses	0.69%	0.72%	0.75%	0.76%	0.80%	0.84%
Net expenses	0.58%	0.59%	0.63%	0.65%	0.71%	0.82%
Net investment income	1.59%	1.58%	1.98%	2.04%	1.63%	1.32%
Supplemental data
Portfolio turnover rate[6]	52%	85%	36%	43%	61%	31%
Net assets, end of period (000s omitted)	$167,657	$166,161	$163,774	$177,608	$228,015	$230,044

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.11%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019	0.15%
Year ended February 28, 2018	0.17%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005)
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financial Statements for additional information.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  99

Financial highlights
Target 2030 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class C	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$12.65	$11.60	$11.50	$13.01	$16.24	$14.79
Net investment income	0.05 [2]	0.10 [2]	0.15	0.16	0.18	0.07
Net realized and unrealized gains (losses) on investments	0.98	1.68	0.32	(0.00) [3]	1.17	1.88
Total from investment operations	1.03	1.78	0.47	0.16	1.35	1.95
Distributions to shareholders from
Net investment income	0.00	(0.10)	(0.16)	(0.24)	(0.04)	(0.21)
Net realized gains	0.00	(0.63)	(0.21)	(1.43)	(4.54)	(0.29)
Total distributions to shareholders	0.00	(0.73)	(0.37)	(1.67)	(4.58)	(0.50)
Net asset value, end of period	$13.68	$12.65	$11.60	$11.50	$13.01	$16.24
Total return[4]	8.14%	15.48%	3.92%	1.82%	7.95%	13.28%
Ratios to average net assets (annualized)*
Gross expenses	1.44%	1.47%	1.50%	1.51%	1.55%	1.59%
Net expenses	1.35%	1.36%	1.39%	1.40%	1.46%	1.57%
Net investment income	0.82%	0.86%	1.24%	1.30%	0.88%	0.57%
Supplemental data
Portfolio turnover rate[5]	52%	85%	36%	43%	61%	31%
Net assets, end of period (000s omitted)	$1,190	$1,385	$2,060	$2,851	$4,748	$4,630

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.11%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019	0.15%
Year ended February 28, 2018	0.17%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Amount is more than $(0.005)
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

100  |  Target Date Retirement Funds

Financial highlights
Target 2030 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$13.35	$12.16	$12.05	$13.55	$16.66	$15.14
Net investment income	0.08	0.26	0.22	0.23	0.26	0.18
Payment from affiliate	0.00	0.08	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.05	1.68	0.34	(0.00) [2]	1.17	1.90
Total from investment operations	1.13	2.02	0.56	0.23	1.43	2.08
Distributions to shareholders from
Net investment income	0.00	(0.20)	(0.24)	(0.30)	0.00	(0.27)
Net realized gains	0.00	(0.63)	(0.21)	(1.43)	(4.54)	(0.29)
Total distributions to shareholders	0.00	(0.83)	(0.45)	(1.73)	(4.54)	(0.56)
Net asset value, end of period	$14.48	$13.35	$12.16	$12.05	$13.55	$16.66
Total return[3]	8.46%	16.76% [4]	4.48%	2.37%	8.28%	13.88%
Ratios to average net assets (annualized)*
Gross expenses	0.81%	0.86%	0.97%	1.01%	1.10%	1.10%
Net expenses	0.80%	0.83%	0.87%	0.89%	1.04%	1.07%
Net investment income	1.39%	1.32%	1.72%	1.76%	1.54%	1.06%
Supplemental data
Portfolio turnover rate[5]	52%	85%	36%	43%	61%	31%
Net assets, end of period (000s omitted)	$55	$51	$44	$40	$34	$904

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.07%
Year ended February 28, 2021	0.09%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019	0.15%
Year ended February 28, 2018	0.19%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Amount is more than $(0.005)
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended February 28, 2021, the Fund received a payment from an affiliate that had an impact of 0.74% on total return. See Note 4 in the Notes to Financial Statements for additional information.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  101

Financial highlights
Target 2030 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$13.60	$12.45	$12.32	$13.81	$16.95	$15.38
Net investment income	0.19 [2]	0.25 [2]	0.29	0.34	0.34	0.27
Net realized and unrealized gains (losses) on investments	1.00	1.80	0.36	(0.03)	1.25	1.94
Total from investment operations	1.19	2.05	0.65	0.31	1.59	2.21
Distributions to shareholders from
Net investment income	0.00	(0.27)	(0.31)	(0.37)	(0.19)	(0.35)
Net realized gains	0.00	(0.63)	(0.21)	(1.43)	(4.54)	(0.29)
Total distributions to shareholders	0.00	(0.90)	(0.52)	(1.80)	(4.73)	(0.64)
Net asset value, end of period	$14.79	$13.60	$12.45	$12.32	$13.81	$16.95
Total return[3]	8.75%	16.64%	5.07%	2.88%	9.09%	14.52%
Ratios to average net assets (annualized)*
Gross expenses	0.41%	0.44%	0.47%	0.48%	0.53%	0.56%
Net expenses	0.29%	0.30%	0.34%	0.34%	0.42%	0.51%
Net investment income	1.88%	1.97%	2.28%	2.45%	1.95%	1.64%
Supplemental data
Portfolio turnover rate[4]	52%	85%	36%	43%	61%	31%
Net assets, end of period (000s omitted)	$32,466	$28,910	$51,595	$57,366	$219,799	$507,587

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.11%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019	0.15%
Year ended February 28, 2018	0.17%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

102  |  Target Date Retirement Funds

Financial highlights
Target 2030 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$13.57	$12.42	$12.30	$13.79	$16.93	$15.37
Net investment income	0.18	0.33	0.32	0.34	0.36	0.31
Net realized and unrealized gains (losses) on investments	1.02	1.74	0.33	(0.01)	1.26	1.92
Total from investment operations	1.20	2.07	0.65	0.33	1.62	2.23
Distributions to shareholders from
Net investment income	0.00	(0.29)	(0.32)	(0.39)	(0.22)	(0.38)
Net realized gains	0.00	(0.63)	(0.21)	(1.43)	(4.54)	(0.29)
Total distributions to shareholders	0.00	(0.92)	(0.53)	(1.82)	(4.76)	(0.67)
Net asset value, end of period	$14.77	$13.57	$12.42	$12.30	$13.79	$16.93
Total return[2]	8.84%	16.84%	5.15%	3.08%	9.28%	14.63%
Ratios to average net assets (annualized)*
Gross expenses	0.26%	0.29%	0.32%	0.33%	0.38%	0.41%
Net expenses	0.14%	0.15%	0.19%	0.19%	0.26%	0.36%
Net investment income	2.03%	2.02%	2.41%	2.51%	2.10%	1.87%
Supplemental data
Portfolio turnover rate[3]	52%	85%	36%	43%	61%	31%
Net assets, end of period (000s omitted)	$226,136	$219,419	$231,645	$230,953	$353,891	$618,551

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.11%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019	0.15%
Year ended February 28, 2018	0.17%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  103

Financial highlights
Target 2030 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Administrator Class	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$13.60	$12.45	$12.32	$13.80	$16.94	$15.37
Net investment income	0.12 [2]	0.17	0.27	0.30	0.28	0.25
Net realized and unrealized gains (losses) on investments	1.05	1.85	0.35	(0.02)	1.27	1.93
Total from investment operations	1.17	2.02	0.62	0.28	1.55	2.18
Distributions to shareholders from
Net investment income	0.00	(0.24)	(0.28)	(0.33)	(0.15)	(0.32)
Net realized gains	0.00	(0.63)	(0.21)	(1.43)	(4.54)	(0.29)
Total distributions to shareholders	0.00	(0.87)	(0.49)	(1.76)	(4.69)	(0.61)
Net asset value, end of period	$14.77	$13.60	$12.45	$12.32	$13.80	$16.94
Total return[3]	8.60%	16.41%	4.86%	2.69%	8.86%	14.32%
Ratios to average net assets (annualized)*
Gross expenses	0.61%	0.64%	0.67%	0.68%	0.72%	0.76%
Net expenses	0.49%	0.50%	0.54%	0.54%	0.61%	0.71%
Net investment income	1.68%	1.69%	2.08%	2.18%	1.75%	1.51%
Supplemental data
Portfolio turnover rate[4]	52%	85%	36%	43%	61%	31%
Net assets, end of period (000s omitted)	$75,163	$73,721	$79,552	$89,022	$161,583	$262,336

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.11%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019	0.15%
Year ended February 28, 2018	0.17%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

104  |  Target Date Retirement Funds

Financial highlights
Target 2035 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$8.19	$7.38	$7.38	$8.35	$11.25	$9.89
Net investment income	0.07	0.12	0.15	0.15	0.18	0.13
Net realized and unrealized gains (losses) on investments	0.71	1.27	0.14	(0.00) [2]	1.01	1.56
Total from investment operations	0.78	1.39	0.29	0.15	1.19	1.69
Distributions to shareholders from
Net investment income	0.00	(0.14)	(0.16)	(0.18)	(0.12)	(0.15)
Net realized gains	0.00	(0.44)	(0.13)	(0.94)	(3.97)	(0.18)
Total distributions to shareholders	0.00	(0.58)	(0.29)	(1.12)	(4.09)	(0.33)
Net asset value, end of period	$8.97	$8.19	$7.38	$7.38	$8.35	$11.25
Total return[3]	9.52%	19.04%	3.70%	2.48%	10.21%	17.33%
Ratios to average net assets (annualized)*
Gross expenses	0.73%	0.78%	0.80%	0.81%	0.83%	0.85%
Net expenses	0.58%	0.59%	0.63%	0.65%	0.72%	0.83%
Net investment income	1.59%	1.54%	1.92%	1.97%	1.56%	1.28%
Supplemental data
Portfolio turnover rate[4]	51%	87%	36%	41%	55%	27%
Net assets, end of period (000s omitted)	$102,149	$97,610	$95,284	$108,389	$118,000	$127,294

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019	0.16%
Year ended February 28, 2018	0.18%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Amount is more than $(0.005)
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  105

Financial highlights
Target 2035 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$8.26	$7.44	$7.44	$8.42	$11.32	$9.95
Net investment income	0.06	0.10	0.13	0.12	0.15	0.11
Net realized and unrealized gains (losses) on investments	0.71	1.28	0.15	0.01	1.01	1.57
Total from investment operations	0.77	1.38	0.28	0.13	1.16	1.68
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.15)	(0.17)	(0.09)	(0.13)
Net realized gains	0.00	(0.44)	(0.13)	(0.94)	(3.97)	(0.18)
Total distributions to shareholders	0.00	(0.56)	(0.28)	(1.11)	(4.06)	(0.31)
Net asset value, end of period	$9.03	$8.26	$7.44	$7.44	$8.42	$11.32
Total return[2]	9.32%	18.81%	3.46%	2.16%	9.87%	17.09%
Ratios to average net assets (annualized)*
Gross expenses	0.97%	1.01%	1.04%	1.06%	1.08%	1.11%
Net expenses	0.85%	0.86%	0.90%	0.90%	0.97%	1.08%
Net investment income	1.31%	1.22%	1.60%	1.68%	1.32%	0.89%
Supplemental data
Portfolio turnover rate[3]	51%	87%	36%	41%	55%	27%
Net assets, end of period (000s omitted)	$539	$461	$318	$250	$192	$171

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.11%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019	0.16%
Year ended February 28, 2018	0.18%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

106  |  Target Date Retirement Funds

Financial highlights
Target 2035 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$8.22	$7.40	$7.40	$8.37	$11.27	$9.91
Net investment income	0.08 [2]	0.15 [2]	0.17 [2]	0.20 [2]	0.21 [2]	0.17 [2]
Net realized and unrealized gains (losses) on investments	0.71	1.28	0.15	(0.03)	1.02	1.56
Total from investment operations	0.79	1.43	0.32	0.17	1.23	1.73
Distributions to shareholders from
Net investment income	0.00	(0.17)	(0.19)	(0.20)	(0.16)	(0.19)
Net realized gains	0.00	(0.44)	(0.13)	(0.94)	(3.97)	(0.18)
Total distributions to shareholders	0.00	(0.61)	(0.32)	(1.14)	(4.13)	(0.37)
Net asset value, end of period	$9.01	$8.22	$7.40	$7.40	$8.37	$11.27
Total return[3]	9.61%	19.51%	3.99%	2.80%	10.53%	17.68%
Ratios to average net assets (annualized)*
Gross expenses	0.45%	0.51%	0.52%	0.53%	0.56%	0.57%
Net expenses	0.29%	0.31%	0.34%	0.34%	0.43%	0.52%
Net investment income	1.87%	2.05%	2.20%	2.37%	1.90%	1.54%
Supplemental data
Portfolio turnover rate[4]	51%	87%	36%	41%	55%	27%
Net assets, end of period (000s omitted)	$10,389	$9,228	$26,748	$34,388	$82,617	$240,025

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019	0.16%
Year ended February 28, 2018	0.18%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  107

Financial highlights
Target 2035 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$8.21	$7.39	$7.39	$8.37	$11.27	$9.91
Net investment income	0.08	0.18	0.18 [2]	0.25	0.27	0.20 [2]
Net realized and unrealized gains (losses) on investments	0.72	1.25	0.15	(0.07)	0.98	1.55
Total from investment operations	0.80	1.43	0.33	0.18	1.25	1.75
Distributions to shareholders from
Net investment income	0.00	(0.17)	(0.20)	(0.22)	(0.18)	(0.21)
Net realized gains	0.00	(0.44)	(0.13)	(0.94)	(3.97)	(0.18)
Total distributions to shareholders	0.00	(0.61)	(0.33)	(1.16)	(4.15)	(0.39)
Net asset value, end of period	$9.01	$8.21	$7.39	$7.39	$8.37	$11.27
Total return[3]	9.74%	19.64%	4.16%	2.86%	10.76%	17.86%
Ratios to average net assets (annualized)*
Gross expenses	0.30%	0.35%	0.37%	0.38%	0.41%	0.42%
Net expenses	0.14%	0.15%	0.19%	0.19%	0.27%	0.37%
Net investment income	2.02%	1.97%	2.38%	2.48%	2.04%	1.83%
Supplemental data
Portfolio turnover rate[4]	51%	87%	36%	41%	55%	27%
Net assets, end of period (000s omitted)	$93,871	$83,173	$89,108	$112,021	$185,889	$317,594

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019	0.16%
Year ended February 28, 2018	0.18%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

108  |  Target Date Retirement Funds

Financial highlights
Target 2035 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Administrator Class	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$8.30	$7.47	$7.47	$8.41	$11.30	$9.94
Net investment income	0.07 [2]	0.12	0.16 [2]	0.18	0.19	0.16 [2]
Net realized and unrealized gains (losses) on investments	0.72	1.30	0.14	(0.01)	1.02	1.55
Total from investment operations	0.79	1.42	0.30	0.17	1.21	1.71
Distributions to shareholders from
Net investment income	0.00	(0.15)	(0.17)	(0.17)	(0.13)	(0.17)
Net realized gains	0.00	(0.44)	(0.13)	(0.94)	(3.97)	(0.18)
Total distributions to shareholders	0.00	(0.59)	(0.30)	(1.11)	(4.10)	(0.35)
Net asset value, end of period	$9.09	$8.30	$7.47	$7.47	$8.41	$11.30
Total return[3]	9.52%	19.17%	3.75%	2.64%	10.33%	17.38%
Ratios to average net assets (annualized)*
Gross expenses	0.65%	0.70%	0.72%	0.72%	0.74%	0.77%
Net expenses	0.49%	0.50%	0.54%	0.54%	0.61%	0.72%
Net investment income	1.70%	1.66%	2.04%	2.20%	1.67%	1.52%
Supplemental data
Portfolio turnover rate[4]	51%	87%	36%	41%	55%	27%
Net assets, end of period (000s omitted)	$5,445	$6,541	$6,888	$9,608	$35,678	$50,898

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019	0.16%
Year ended February 28, 2018	0.18%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  109

Financial highlights
Target 2040 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$16.11	$14.02	$14.09	$16.02	$19.43	$16.74
Net investment income	0.14	0.22	0.28	0.29	0.31	0.23
Payment from affiliate	0.00	0.00 [2]	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.57	2.69	0.12	(0.05)	1.93	3.08
Total from investment operations	1.71	2.91	0.40	0.24	2.24	3.31
Distributions to shareholders from
Net investment income	0.00	(0.26)	(0.29)	(0.36)	(0.31)	(0.27)
Net realized gains	0.00	(0.56)	(0.18)	(1.81)	(5.34)	(0.35)
Total distributions to shareholders	0.00	(0.82)	(0.47)	(2.17)	(5.65)	(0.62)
Net asset value, end of period	$17.82	$16.11	$14.02	$14.09	$16.02	$19.43
Total return[3]	10.61%	20.97% [4]	2.68%	2.32%	11.24%	20.01%
Ratios to average net assets (annualized)*
Gross expenses	0.71%	0.74%	0.77%	0.78%	0.81%	0.85%
Net expenses	0.59%	0.60%	0.64%	0.65%	0.72%	0.83%
Net investment income	1.59%	1.49%	1.85%	1.91%	1.51%	1.21%
Supplemental data
Portfolio turnover rate[5]	49%	87%	36%	40%	51%	24%
Net assets, end of period (000s omitted)	$192,854	$184,160	$175,942	$189,990	$223,769	$218,689

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019	0.17%
Year ended February 28, 2018	0.18%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended February 28, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financial Statements for additional information.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

110  |  Target Date Retirement Funds

Financial highlights
Target 2040 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class C	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$14.38	$12.56	$12.66	$14.61	$18.19	$15.71
Net investment income	0.06	0.10 [2]	0.15 [2]	0.17 [2]	0.14 [2]	0.04 [2]
Net realized and unrealized gains (losses) on investments	1.40	2.41	0.11	(0.06)	1.81	2.94
Total from investment operations	1.46	2.51	0.26	0.11	1.95	2.98
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.18)	(0.25)	(0.19)	(0.15)
Net realized gains	0.00	(0.56)	(0.18)	(1.81)	(5.34)	(0.35)
Total distributions to shareholders	0.00	(0.69)	(0.36)	(2.06)	(5.53)	(0.50)
Net asset value, end of period	$15.84	$14.38	$12.56	$12.66	$14.61	$18.19
Total return[3]	10.15%	20.19%	1.87%	1.55%	10.41%	19.11%
Ratios to average net assets (annualized)*
Gross expenses	1.46%	1.49%	1.52%	1.53%	1.56%	1.60%
Net expenses	1.35%	1.36%	1.39%	1.40%	1.46%	1.58%
Net investment income	0.84%	0.77%	1.12%	1.21%	0.76%	0.47%
Supplemental data
Portfolio turnover rate[4]	49%	87%	36%	40%	51%	24%
Net assets, end of period (000s omitted)	$1,263	$1,417	$1,906	$2,754	$5,292	$4,782

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019	0.17%
Year ended February 28, 2018	0.18%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  111

Financial highlights
Target 2040 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$16.18	$14.01	$14.08	$16.02	$19.36	$16.69
Net investment income	0.12	0.20	0.25	0.25 [2]	0.27 [2]	0.18
Payment from affiliate	0.00	0.07	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.57	2.69	0.12	(0.05)	1.93	3.07
Total from investment operations	1.69	2.96	0.37	0.20	2.20	3.25
Distributions to shareholders from
Net investment income	0.00	(0.23)	(0.26)	(0.33)	(0.20)	(0.23)
Net realized gains	0.00	(0.56)	(0.18)	(1.81)	(5.34)	(0.35)
Total distributions to shareholders	0.00	(0.79)	(0.44)	(2.14)	(5.54)	(0.58)
Net asset value, end of period	$17.87	$16.18	$14.01	$14.08	$16.02	$19.36
Total return[3]	10.44%	21.30% [4]	2.44%	2.04%	11.07%	19.68%
Ratios to average net assets (annualized)*
Gross expenses	0.90%	0.92%	1.02%	1.02%	1.08%	1.10%
Net expenses	0.85%	0.85%	0.89%	0.90%	1.01%	1.08%
Net investment income	1.33%	1.20%	1.57%	1.63%	1.40%	0.94%
Supplemental data
Portfolio turnover rate[5]	49%	87%	36%	40%	51%	24%
Net assets, end of period (000s omitted)	$95	$83	$66	$62	$56	$394

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.18%
Year ended February 28, 2019	0.16%
Year ended February 28, 2018	0.18%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended February 28, 2021, the Fund received a payment from an affiliate that had an impact of 0.49% on total return. See Note 4 in the Notes to Financial Statements for additional information.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

112  |  Target Date Retirement Funds

Financial highlights
Target 2040 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$16.76	$14.54	$14.60	$16.51	$19.86	$17.09
Net investment income	0.19	0.28 [2]	0.33 [2]	0.39 [2]	0.36	0.27
Net realized and unrealized gains (losses) on investments	1.61	2.81	0.13	(0.08)	1.99	3.18
Total from investment operations	1.80	3.09	0.46	0.31	2.35	3.45
Distributions to shareholders from
Net investment income	0.00	(0.31)	(0.34)	(0.41)	(0.36)	(0.33)
Net realized gains	0.00	(0.56)	(0.18)	(1.81)	(5.34)	(0.35)
Total distributions to shareholders	0.00	(0.87)	(0.52)	(2.22)	(5.70)	(0.68)
Net asset value, end of period	$18.56	$16.76	$14.54	$14.60	$16.51	$19.86
Total return[3]	10.74%	21.45%	2.94%	2.69%	11.56%	20.43%
Ratios to average net assets (annualized)*
Gross expenses	0.43%	0.46%	0.49%	0.50%	0.54%	0.57%
Net expenses	0.29%	0.30%	0.34%	0.34%	0.42%	0.52%
Net investment income	1.89%	1.88%	2.14%	2.38%	1.85%	1.54%
Supplemental data
Portfolio turnover rate[4]	49%	87%	36%	40%	51%	24%
Net assets, end of period (000s omitted)	$30,673	$26,903	$41,864	$45,177	$189,896	$388,622

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019	0.17%
Year ended February 28, 2018	0.18%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  113

Financial highlights
Target 2040 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$16.74	$14.52	$14.58	$16.50	$19.85	$17.09
Net investment income	0.22	0.32	0.35	0.39 [2]	0.40 [2]	0.41
Net realized and unrealized gains (losses) on investments	1.60	2.79	0.13	(0.06)	1.98	3.06
Total from investment operations	1.82	3.11	0.48	0.33	2.38	3.47
Distributions to shareholders from
Net investment income	0.00	(0.33)	(0.36)	(0.44)	(0.39)	(0.36)
Net realized gains	0.00	(0.56)	(0.18)	(1.81)	(5.34)	(0.35)
Total distributions to shareholders	0.00	(0.89)	(0.54)	(2.25)	(5.73)	(0.71)
Net asset value, end of period	$18.56	$16.74	$14.52	$14.58	$16.50	$19.85
Total return[3]	10.87%	21.64%	3.09%	2.81%	11.74%	20.56%
Ratios to average net assets (annualized)*
Gross expenses	0.28%	0.30%	0.34%	0.35%	0.39%	0.41%
Net expenses	0.14%	0.15%	0.19%	0.19%	0.27%	0.37%
Net investment income	2.05%	1.93%	2.29%	2.40%	2.00%	1.80%
Supplemental data
Portfolio turnover rate[4]	49%	87%	36%	40%	51%	24%
Net assets, end of period (000s omitted)	$194,329	$194,078	$185,291	$184,594	$283,562	$489,693

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019	0.17%
Year ended February 28, 2018	0.18%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

114  |  Target Date Retirement Funds

Financial highlights
Target 2040 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Administrator Class	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$16.71	$14.51	$14.56	$16.47	$19.82	$17.07
Net investment income	0.16	0.30	0.32	0.34 [2]	0.33 [2]	0.25
Net realized and unrealized gains (losses) on investments	1.63	2.73	0.12	(0.07)	1.98	3.14
Total from investment operations	1.79	3.03	0.44	0.27	2.31	3.39
Distributions to shareholders from
Net investment income	0.00	(0.27)	(0.31)	(0.37)	(0.32)	(0.29)
Net realized gains	0.00	(0.56)	(0.18)	(1.81)	(5.34)	(0.35)
Total distributions to shareholders	0.00	(0.83)	(0.49)	(2.18)	(5.66)	(0.64)
Net asset value, end of period	$18.50	$16.71	$14.51	$14.56	$16.47	$19.82
Total return[3]	10.71%	21.11%	2.82%	2.40%	11.38%	20.09%
Ratios to average net assets (annualized)*
Gross expenses	0.63%	0.66%	0.69%	0.70%	0.73%	0.76%
Net expenses	0.49%	0.50%	0.54%	0.54%	0.61%	0.72%
Net investment income	1.69%	1.61%	1.95%	2.09%	1.63%	1.43%
Supplemental data
Portfolio turnover rate[4]	49%	87%	36%	40%	51%	24%
Net assets, end of period (000s omitted)	$64,242	$58,544	$63,232	$71,411	$132,365	$197,272

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019	0.17%
Year ended February 28, 2018	0.18%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  115

Financial highlights
Target 2045 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$9.14	$8.07	$8.13	$9.18	$11.91	$10.07
Net investment income	0.08	0.12	0.16 [2]	0.16	0.18 [2]	0.13
Payment from affiliate	0.00	0.00 [3]	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.94	1.64	0.03	(0.03)	1.28	2.05
Total from investment operations	1.02	1.76	0.19	0.13	1.46	2.18
Distributions to shareholders from
Net investment income	0.00	(0.15)	(0.19)	(0.19)	(0.20)	(0.17)
Net realized gains	0.00	(0.54)	(0.06)	(0.99)	(3.99)	(0.17)
Total distributions to shareholders	0.00	(0.69)	(0.25)	(1.18)	(4.19)	(0.34)
Net asset value, end of period	$10.16	$9.14	$8.07	$8.13	$9.18	$11.91
Total return[4]	11.16%	22.27% [5]	2.14%	2.21%	11.98%	21.85%
Ratios to average net assets (annualized)*
Gross expenses	0.80%	0.89%	0.88%	0.85%	0.86%	0.86%
Net expenses	0.58%	0.59%	0.63%	0.65%	0.72%	0.83%
Net investment income	1.62%	1.48%	1.85%	1.88%	1.48%	1.22%
Supplemental data
Portfolio turnover rate[6]	47%	87%	36%	39%	48%	22%
Net assets, end of period (000s omitted)	$41,374	$40,542	$42,792	$56,491	$61,914	$70,570

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019	0.17%
Year ended February 28, 2018	0.19%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financial Statements for additional information.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

116  |  Target Date Retirement Funds

Financial highlights
Target 2045 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$9.38	$8.22	$8.29	$9.33	$12.04	$10.19
Net investment income	0.07	0.11	0.13	0.14	0.16	0.11
Payment from affiliate	0.00	0.05	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.96	1.67	0.03	(0.02)	1.29	2.05
Total from investment operations	1.03	1.83	0.16	0.12	1.45	2.16
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.17)	(0.17)	(0.17)	(0.14)
Net realized gains	0.00	(0.54)	(0.06)	(0.99)	(3.99)	(0.17)
Total distributions to shareholders	0.00	(0.67)	(0.23)	(1.16)	(4.16)	(0.31)
Net asset value, end of period	$10.41	$9.38	$8.22	$8.29	$9.33	$12.04
Total return[2]	10.98%	22.70% [3]	1.81%	2.03%	11.77%	21.41%
Ratios to average net assets (annualized)*
Gross expenses	0.98%	1.07%	1.13%	1.09%	1.10%	1.11%
Net expenses	0.85%	0.86%	0.90%	0.90%	0.97%	1.08%
Net investment income	1.34%	1.15%	1.47%	1.62%	1.25%	0.88%
Supplemental data
Portfolio turnover rate[4]	47%	87%	36%	39%	48%	22%
Net assets, end of period (000s omitted)	$84	$68	$49	$37	$36	$42

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.14%
Year ended February 29, 2020	0.20%
Year ended February 28, 2019	0.16%
Year ended February 28, 2018	0.18%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended February 28, 2021, the Fund received a payment from an affiliate that had an impact of 0.65% on total return. See Note 4 in the Notes to Financial Statements for additional information.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  117

Financial highlights
Target 2045 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$9.19	$8.12	$8.19	$9.24	$11.96	$10.11
Net investment income	0.09	0.16 [2]	0.18 [2]	0.20 [2]	0.22 [2]	0.16
Net realized and unrealized gains (losses) on investments	0.96	1.65	0.03	(0.04)	1.28	2.06
Total from investment operations	1.05	1.81	0.21	0.16	1.50	2.22
Distributions to shareholders from
Net investment income	0.00	(0.20)	(0.22)	(0.22)	(0.23)	(0.20)
Net realized gains	0.00	(0.54)	(0.06)	(0.99)	(3.99)	(0.17)
Total distributions to shareholders	0.00	(0.74)	(0.28)	(1.21)	(4.22)	(0.37)
Net asset value, end of period	$10.24	$9.19	$8.12	$8.19	$9.24	$11.96
Total return[3]	11.43%	22.66%	2.34%	2.53%	12.39%	22.25%
Ratios to average net assets (annualized)*
Gross expenses	0.52%	0.63%	0.60%	0.57%	0.59%	0.59%
Net expenses	0.29%	0.31%	0.34%	0.34%	0.44%	0.52%
Net investment income	1.90%	2.04%	2.12%	2.26%	1.84%	1.46%
Supplemental data
Portfolio turnover rate[4]	47%	87%	36%	39%	48%	22%
Net assets, end of period (000s omitted)	$4,965	$4,459	$15,460	$22,076	$46,811	$151,999

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.14%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019	0.17%
Year ended February 28, 2018	0.19%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

118  |  Target Date Retirement Funds

Financial highlights
Target 2045 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$9.16	$8.09	$8.15	$9.21	$11.93	$10.10
Net investment income	0.09	0.16 [2]	0.20 [2]	0.22 [2]	0.29	0.23
Net realized and unrealized gains (losses) on investments	0.96	1.64	0.03	(0.05)	1.24	1.99
Total from investment operations	1.05	1.80	0.23	0.17	1.53	2.22
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.23)	(0.24)	(0.26)	(0.22)
Net realized gains	0.00	(0.54)	(0.06)	(0.99)	(3.99)	(0.17)
Total distributions to shareholders	0.00	(0.73)	(0.29)	(1.23)	(4.25)	(0.39)
Net asset value, end of period	$10.21	$9.16	$8.09	$8.15	$9.21	$11.93
Total return[3]	11.46%	22.73%	2.64%	2.61%	12.61%	22.26%
Ratios to average net assets (annualized)*
Gross expenses	0.37%	0.46%	0.45%	0.42%	0.43%	0.43%
Net expenses	0.14%	0.15%	0.19%	0.19%	0.27%	0.37%
Net investment income	2.05%	1.91%	2.32%	2.41%	1.97%	1.77%
Supplemental data
Portfolio turnover rate[4]	47%	87%	36%	39%	48%	22%
Net assets, end of period (000s omitted)	$49,355	$42,687	$47,672	$69,435	$133,524	$219,922

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019	0.17%
Year ended February 28, 2018	0.19%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  119

Financial highlights
Target 2045 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Administrator Class	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$9.31	$8.21	$8.27	$9.29	$12.01	$10.16
Net investment income	0.09 [2]	0.14 [2]	0.17 [2]	0.20 [2]	0.19 [2]	0.16 [2]
Net realized and unrealized gains (losses) on investments	0.96	1.66	0.03	(0.05)	1.28	2.04
Total from investment operations	1.05	1.80	0.20	0.15	1.47	2.20
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.20)	(0.18)	(0.20)	(0.18)
Net realized gains	0.00	(0.54)	(0.06)	(0.99)	(3.99)	(0.17)
Total distributions to shareholders	0.00	(0.70)	(0.26)	(1.17)	(4.19)	(0.35)
Net asset value, end of period	$10.36	$9.31	$8.21	$8.27	$9.29	$12.01
Total return[3]	11.28%	22.38%	2.21%	2.32%	12.05%	21.89%
Ratios to average net assets (annualized)*
Gross expenses	0.73%	0.82%	0.80%	0.76%	0.77%	0.78%
Net expenses	0.49%	0.50%	0.54%	0.54%	0.61%	0.72%
Net investment income	1.76%	1.66%	1.98%	2.14%	1.60%	1.46%
Supplemental data
Portfolio turnover rate[4]	47%	87%	36%	39%	48%	22%
Net assets, end of period (000s omitted)	$2,088	$3,192	$4,544	$7,213	$30,255	$41,504

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019	0.17%
Year ended February 28, 2018	0.19%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

120  |  Target Date Retirement Funds

Financial highlights
Target 2050 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$8.03	$6.95	$7.13	$8.61	$11.40	$9.61
Net investment income	0.07	0.10	0.13 [2]	0.14	0.20	0.12
Payment from affiliate	0.00	0.00 [3]	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.87	1.48	0.02	(0.05)	1.23	2.02
Total from investment operations	0.94	1.58	0.15	0.09	1.43	2.14
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.14)	(0.20)	(0.19)	(0.18)
Net realized gains	0.00	(0.38)	(0.19)	(1.37)	(4.03)	(0.17)
Total distributions to shareholders	0.00	(0.50)	(0.33)	(1.57)	(4.22)	(0.35)
Net asset value, end of period	$8.97	$8.03	$6.95	$7.13	$8.61	$11.40
Total return[4]	11.71%	23.13% [5]	1.74%	2.10%	12.26%	22.48%
Ratios to average net assets (annualized)*
Gross expenses	0.74%	0.79%	0.83%	0.82%	0.83%	0.85%
Net expenses	0.58%	0.59%	0.63%	0.65%	0.72%	0.83%
Net investment income	1.63%	1.45%	1.81%	1.88%	1.47%	1.13%
Supplemental data
Portfolio turnover rate[6]	46%	87%	36%	39%	46%	21%
Net assets, end of period (000s omitted)	$47,478	$46,771	$47,060	$53,038	$67,360	$64,356

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019	0.17%
Year ended February 28, 2018	0.19%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financial Statements for additional information.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  121

Financial highlights
Target 2050 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class C	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$7.98	$6.91	$7.08	$8.56	$11.36	$9.58
Net investment income	0.04 [2]	0.06	0.08 [2]	0.06	0.11	0.04
Payment from affiliate	0.00	0.00 [3]	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.87	1.45	0.00 [3]	(0.03)	1.22	2.02
Total from investment operations	0.91	1.51	0.08	0.03	1.33	2.06
Distributions to shareholders from
Net investment income	0.00	(0.06)	(0.06)	(0.14)	(0.10)	(0.11)
Net realized gains	0.00	(0.38)	(0.19)	(1.37)	(4.03)	(0.17)
Total distributions to shareholders	0.00	(0.44)	(0.25)	(1.51)	(4.13)	(0.28)
Net asset value, end of period	$8.89	$7.98	$6.91	$7.08	$8.56	$11.36
Total return[4]	11.40%	22.23% [5]	0.88%	1.38%	11.38%	21.58%
Ratios to average net assets (annualized)*
Gross expenses	1.45%	1.50%	1.57%	1.57%	1.58%	1.61%
Net expenses	1.35%	1.36%	1.39%	1.40%	1.46%	1.58%
Net investment income	0.87%	0.66%	1.12%	1.13%	0.72%	0.33%
Supplemental data
Portfolio turnover rate[6]	46%	87%	36%	39%	46%	21%
Net assets, end of period (000s omitted)	$598	$612	$519	$1,013	$1,376	$1,218

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.14%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019	0.17%
Year ended February 28, 2018	0.18%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financial Statements for additional information.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

122  |  Target Date Retirement Funds

Financial highlights
Target 2050 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$8.12	$6.96	$7.15	$8.63	$11.43	$9.63
Net investment income	0.07	0.10	0.12	0.13	0.15	0.09
Payment from affiliate	0.00	0.06	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.87	1.48	0.00 [2]	(0.05)	1.24	2.04
Total from investment operations	0.94	1.64	0.12	0.08	1.39	2.13
Distributions to shareholders from
Net investment income	0.00	(0.10)	(0.12)	(0.19)	(0.16)	(0.16)
Net realized gains	0.00	(0.38)	(0.19)	(1.37)	(4.03)	(0.17)
Total distributions to shareholders	0.00	(0.48)	(0.31)	(1.56)	(4.19)	(0.33)
Net asset value, end of period	$9.06	$8.12	$6.96	$7.15	$8.63	$11.43
Total return[3]	11.58%	23.96% [4]	1.38%	1.93%	11.88%	22.29%
Ratios to average net assets (annualized)*
Gross expenses	0.91%	0.94%	1.07%	1.08%	1.12%	1.13%
Net expenses	0.85%	0.84%	0.89%	0.90%	0.97%	1.08%
Net investment income	1.35%	1.15%	1.50%	1.58%	1.24%	0.94%
Supplemental data
Portfolio turnover rate[5]	46%	87%	36%	39%	46%	21%
Net assets, end of period (000s omitted)	$65	$51	$37	$32	$28	$34

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.21%
Year ended February 28, 2019	0.18%
Year ended February 28, 2018	0.23%
Year ended February 28, 2017	0.19%

[1]	Year ended February 29
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended February 28, 2021, the Fund received a payment from an affiliate that had an impact of 0.96% on total return. See Note 4 in the Notes to Financial Statements for additional information.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  123

Financial highlights
Target 2050 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$8.10	$7.00	$7.19	$8.66	$11.45	$9.64
Net investment income	0.10	0.13 [2]	0.16 [2]	0.20 [2]	0.21 [2]	0.16 [2]
Net realized and unrealized gains (losses) on investments	0.86	1.50	0.00 [3]	(0.07)	1.25	2.03
Total from investment operations	0.96	1.63	0.16	0.13	1.46	2.19
Distributions to shareholders from
Net investment income	0.00	(0.15)	(0.16)	(0.23)	(0.22)	(0.21)
Net realized gains	0.00	(0.38)	(0.19)	(1.37)	(4.03)	(0.17)
Total distributions to shareholders	0.00	(0.53)	(0.35)	(1.60)	(4.25)	(0.38)
Net asset value, end of period	$9.06	$8.10	$7.00	$7.19	$8.66	$11.45
Total return[4]	11.85%	23.61%	1.89%	2.57%	12.54%	23.00%
Ratios to average net assets (annualized)*
Gross expenses	0.46%	0.51%	0.55%	0.53%	0.56%	0.57%
Net expenses	0.29%	0.30%	0.34%	0.34%	0.42%	0.52%
Net investment income	1.91%	1.82%	2.08%	2.40%	1.82%	1.45%
Supplemental data
Portfolio turnover rate[5]	46%	87%	36%	39%	46%	21%
Net assets, end of period (000s omitted)	$15,017	$12,859	$17,989	$19,551	$122,118	$243,339

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019	0.18%
Year ended February 28, 2018	0.19%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

124  |  Target Date Retirement Funds

Financial highlights
Target 2050 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$8.08	$6.99	$7.17	$8.65	$11.44	$9.64
Net investment income	0.11	0.14	0.17	0.25	0.26	0.19 [2]
Net realized and unrealized gains (losses) on investments	0.86	1.48	0.02	(0.12)	1.22	2.01
Total from investment operations	0.97	1.62	0.19	0.13	1.48	2.20
Distributions to shareholders from
Net investment income	0.00	(0.15)	(0.18)	(0.24)	(0.24)	(0.23)
Net realized gains	0.00	(0.38)	(0.19)	(1.37)	(4.03)	(0.17)
Total distributions to shareholders	0.00	(0.53)	(0.37)	(1.61)	(4.27)	(0.40)
Net asset value, end of period	$9.05	$8.08	$6.99	$7.17	$8.65	$11.44
Total return[3]	12.00%	23.63%	2.18%	2.61%	12.73%	23.09%
Ratios to average net assets (annualized)*
Gross expenses	0.31%	0.36%	0.40%	0.39%	0.41%	0.42%
Net expenses	0.14%	0.15%	0.19%	0.19%	0.27%	0.37%
Net investment income	2.07%	1.87%	2.23%	2.37%	1.95%	1.81%
Supplemental data
Portfolio turnover rate[4]	46%	87%	36%	39%	46%	21%
Net assets, end of period (000s omitted)	$119,740	$118,172	$107,868	$107,769	$180,036	$287,423

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019	0.17%
Year ended February 28, 2018	0.19%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  125

Financial highlights
Target 2050 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Administrator Class	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$8.06	$6.97	$7.16	$8.62	$11.41	$9.61
Net investment income	0.07	0.11	0.14	0.18	0.20	0.15 [2]
Net realized and unrealized gains (losses) on investments	0.88	1.49	0.01	(0.07)	1.24	2.01
Total from investment operations	0.95	1.60	0.15	0.11	1.44	2.16
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.15)	(0.20)	(0.20)	(0.19)
Net realized gains	0.00	(0.38)	(0.19)	(1.37)	(4.03)	(0.17)
Total distributions to shareholders	0.00	(0.51)	(0.34)	(1.57)	(4.23)	(0.36)
Net asset value, end of period	$9.01	$8.06	$6.97	$7.16	$8.62	$11.41
Total return[3]	11.79%	23.31%	1.70%	2.37%	12.29%	22.72%
Ratios to average net assets (annualized)*
Gross expenses	0.66%	0.71%	0.75%	0.74%	0.75%	0.76%
Net expenses	0.49%	0.50%	0.54%	0.54%	0.61%	0.72%
Net investment income	1.72%	1.57%	1.88%	2.07%	1.59%	1.37%
Supplemental data
Portfolio turnover rate[4]	46%	87%	36%	39%	46%	21%
Net assets, end of period (000s omitted)	$38,164	$35,788	$39,498	$40,236	$82,574	$121,028

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019	0.17%
Year ended February 28, 2018	0.19%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

126  |  Target Date Retirement Funds

Financial highlights
Target 2055 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$13.98	$11.54	$11.56	$12.72	$13.91	$11.56
Net investment income	0.11	0.16	0.22 [2]	0.22	0.21 [2]	0.14
Net realized and unrealized gains (losses) on investments	1.53	2.51	(0.01)	(0.02)	1.50	2.44
Total from investment operations	1.64	2.67	0.21	0.20	1.71	2.58
Distributions to shareholders from
Net investment income	0.00	(0.23)	(0.22)	(0.30)	(0.23)	(0.23)
Net realized gains	0.00	0.00	(0.01)	(1.06)	(2.67)	0.00
Total distributions to shareholders	0.00	(0.23)	(0.23)	(1.36)	(2.90)	(0.23)
Net asset value, end of period	$15.62	$13.98	$11.54	$11.56	$12.72	$13.91
Total return[3]	11.73%	23.23%	1.62%	2.29%	12.15%	22.45%
Ratios to average net assets (annualized)*
Gross expenses	1.04%	1.31%	1.21%	1.17%	1.04%	0.91%
Net expenses	0.58%	0.59%	0.63%	0.65%	0.71%	0.83%
Net investment income	1.64%	1.47%	1.87%	1.86%	1.47%	1.13%
Supplemental data
Portfolio turnover rate[4]	46%	87%	36.0%	39%	46%	21%
Net assets, end of period (000s omitted)	$6,147	$6,532	$7,374	$10,582	$10,352	$9,270

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019	0.17%
Year ended February 28, 2018	0.19%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  127

Financial highlights
Target 2055 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$13.79	$11.35	$11.39	$12.56	$13.76	$11.45
Net investment income	0.10 [2]	0.15	0.18	0.19	0.18	0.10
Payment from affiliate	0.00	0.07	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.51	2.45	0.00 [3]	(0.03)	1.49	2.41
Total from investment operations	1.61	2.67	0.18	0.16	1.67	2.51
Distributions to shareholders from
Net investment income	0.00	(0.23)	(0.21)	(0.27)	(0.20)	(0.20)
Net realized gains	0.00	0.00	(0.01)	(1.06)	(2.67)	0.00
Total distributions to shareholders	0.00	(0.23)	(0.22)	(1.33)	(2.87)	(0.20)
Net asset value, end of period	$15.40	$13.79	$11.35	$11.39	$12.56	$13.76
Total return[4]	11.68%	23.63% [5]	1.43%	1.96%	11.99%	22.04%
Ratios to average net assets (annualized)*
Gross expenses	1.18%	1.44%	1.45%	1.39%	1.29%	1.16%
Net expenses	0.84%	0.86%	0.89%	0.89%	0.96%	1.08%
Net investment income	1.37%	1.15%	1.52%	1.60%	1.22%	0.98%
Supplemental data
Portfolio turnover rate[6]	46%	87%	36%	39%	46%	21%
Net assets, end of period (000s omitted)	$65	$54	$41	$43	$42	$40

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.14%
Year ended February 29, 2020	0.21%
Year ended February 28, 2019	0.17%
Year ended February 28, 2018	0.19%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate that had an impact of 0.68% on total return. See Note 4 in the Notes to Financial Statements for additional information.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

128  |  Target Date Retirement Funds

Financial highlights
Target 2055 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$14.05	$11.58	$11.60	$12.76	$13.94	$11.59
Net investment income	0.15 [2]	0.23 [2]	0.25 [2]	0.28 [2]	0.27 [2]	0.18
Net realized and unrealized gains (losses) on investments	1.53	2.49	0.00 [3]	(0.05)	1.50	2.44
Total from investment operations	1.68	2.72	0.25	0.23	1.77	2.62
Distributions to shareholders from
Net investment income	0.00	(0.25)	(0.26)	(0.33)	(0.28)	(0.27)
Net realized gains	0.00	0.00	(0.01)	(1.06)	(2.67)	0.00
Total distributions to shareholders	0.00	(0.25)	(0.27)	(1.39)	(2.95)	(0.27)
Net asset value, end of period	$15.73	$14.05	$11.58	$11.60	$12.76	$13.94
Total return[4]	11.96%	23.59%	1.98%	2.57%	12.56%	22.78%
Ratios to average net assets (annualized)*
Gross expenses	0.76%	1.06%	0.93%	0.93%	0.73%	0.64%
Net expenses	0.28%	0.31%	0.34%	0.34%	0.44%	0.52%
Net investment income	1.92%	2.05%	2.08%	2.24%	1.85%	1.32%
Supplemental data
Portfolio turnover rate[5]	46%	87%	36%	39%	46%	21%
Net assets, end of period (000s omitted)	$2,667	$2,175	$7,233	$7,578	$15,764	$43,147

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.14%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019	0.18%
Year ended February 28, 2018	0.19%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  129

Financial highlights
Target 2055 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$13.99	$11.55	$11.57	$12.73	$13.91	$11.57
Net investment income	0.16 [2]	0.32	0.27 [2]	0.31 [2]	0.31	0.23 [2]
Net realized and unrealized gains (losses) on investments	1.52	2.42	0.00 [3]	(0.06)	1.48	2.40
Total from investment operations	1.68	2.74	0.27	0.25	1.79	2.63
Distributions to shareholders from
Net investment income	0.00	(0.30)	(0.28)	(0.35)	(0.30)	(0.29)
Net realized gains	0.00	0.00	(0.01)	(1.06)	(2.67)	0.00
Total distributions to shareholders	0.00	(0.30)	(0.29)	(1.41)	(2.97)	(0.29)
Net asset value, end of period	$15.67	$13.99	$11.55	$11.57	$12.73	$13.91
Total return[4]	12.01%	23.80%	2.10%	2.71%	12.76%	22.97%
Ratios to average net assets (annualized)*
Gross expenses	0.61%	0.87%	0.78%	0.87%	0.60%	0.47%
Net expenses	0.13%	0.15%	0.19%	0.19%	0.26%	0.37%
Net investment income	2.07%	1.90%	2.23%	2.46%	1.94%	1.79%
Supplemental data
Portfolio turnover rate[5]	46%	87%	36%	39%	46%	21%
Net assets, end of period (000s omitted)	$20,659	$17,035	$19,338	$18,491	$56,563	$65,516

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019	0.18%
Year ended February 28, 2018	0.19%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

130  |  Target Date Retirement Funds

Financial highlights
Target 2055 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Administrator Class	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$14.08	$11.63	$11.57	$12.73	$13.91	$11.57
Net investment income	0.13 [2]	0.22	0.24 [2]	0.28 [2]	0.23 [2]	0.17 [2]
Net realized and unrealized gains (losses) on investments	1.53	2.48	(0.03)	(0.07)	1.50	2.41
Total from investment operations	1.66	2.70	0.21	0.21	1.73	2.58
Distributions to shareholders from
Net investment income	0.00	(0.25)	(0.14)	(0.31)	(0.24)	(0.24)
Net realized gains	0.00	0.00	(0.01)	(1.06)	(2.67)	0.00
Total distributions to shareholders	0.00	(0.25)	(0.15)	(1.37)	(2.91)	(0.24)
Net asset value, end of period	$15.74	$14.08	$11.63	$11.57	$12.73	$13.91
Total return[3]	11.79%	23.33%	1.74%	2.37%	12.32%	22.50%
Ratios to average net assets (annualized)*
Gross expenses	0.97%	1.23%	1.13%	1.37%	0.94%	0.83%
Net expenses	0.49%	0.50%	0.54%	0.54%	0.62%	0.72%
Net investment income	1.74%	1.54%	1.97%	2.22%	1.62%	1.34%
Supplemental data
Portfolio turnover rate[4]	46%	87%	36%	39%	46%	21%
Net assets, end of period (000s omitted)	$964	$983	$759	$1,188	$5,662	$9,700

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019	0.18%
Year ended February 28, 2018	0.19%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  131

Financial highlights
Target 2060 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$13.90	$11.44	$11.44	$11.83	$10.69	$8.84
Net investment income	0.13	0.19	0.19	0.22 [2]	0.15	0.09 [2]
Net realized and unrealized gains (losses) on investments	1.51	2.47	0.02	(0.01)	1.15	1.86
Total from investment operations	1.64	2.66	0.21	0.21	1.30	1.95
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.21)	(0.25)	(0.16)	(0.10)
Net realized gains	0.00	(0.01)	0.00	(0.35)	0.00	0.00
Total distributions to shareholders	0.00	(0.20)	(0.21)	(0.60)	(0.16)	(0.10)
Net asset value, end of period	$15.54	$13.90	$11.44	$11.44	$11.83	$10.69
Total return[3]	11.80%	23.30%	1.67%	2.18%	12.20%	22.23%
Ratios to average net assets (annualized)*
Gross expenses	1.02%	1.38%	1.61%	2.69%	1.79%	3.21%
Net expenses	0.59%	0.60%	0.64%	0.65%	0.71%	0.83%
Net investment income	1.61%	1.45%	1.74%	1.88%	1.45%	0.90%
Supplemental data
Portfolio turnover rate[4]	46%	87%	36%	39%	46%	21%
Net assets, end of period (000s omitted)	$1,290	$1,176	$973	$660	$907	$671

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019	0.17%
Year ended February 28, 2018	0.18%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

132  |  Target Date Retirement Funds

Financial highlights
Target 2060 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class C	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$14.02	$11.43	$11.42	$11.85	$10.71	$8.90
Net investment income	0.07	0.07	0.08	0.13	0.07	0.04
Payment from affiliate	0.00	0.14	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.53	2.46	0.04	(0.00) [2]	1.15	1.84
Total from investment operations	1.60	2.67	0.12	0.13	1.22	1.88
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.11)	(0.21)	(0.08)	(0.07)
Net realized gains	0.00	(0.01)	0.00	(0.35)	0.00	0.00
Total distributions to shareholders	0.00	(0.08)	(0.11)	(0.56)	(0.08)	(0.07)
Net asset value, end of period	$15.62	$14.02	$11.43	$11.42	$11.85	$10.71
Total return[3]	11.41%	23.38% [4]	0.94%	1.42%	11.37%	21.22%
Ratios to average net assets (annualized)*
Gross expenses	1.65%	2.08%	2.35%	3.06%	2.41%	5.30%
Net expenses	1.32%	1.36%	1.39%	1.40%	1.47%	1.58%
Net investment income	0.88%	0.72%	1.09%	1.10%	0.73%	0.39%
Supplemental data
Portfolio turnover rate[5]	46%	87%	36%	39%	46%	21%
Net assets, end of period (000s omitted)	$155	$134	$142	$221	$196	$252

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.18%
Year ended February 28, 2019	0.17%
Year ended February 28, 2018	0.18%
Year ended February 28, 2017	0.16%

[1]	Year ended February 29
[2]	Amount is more than $(0.005)
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended February 28, 2021, the Fund received a payment from an affiliate that had an impact of 1.21% on total return. See Note 4 in the Notes to Financial Statements for additional information.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  133

Financial highlights
Target 2060 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$13.75	$11.21	$11.22	$11.65	$10.53	$8.84
Net investment income	0.10 [2]	0.14 [2]	0.18 [2]	0.19 [2]	0.14 [2]	0.09 [2]
Payment from affiliate	0.00	0.12	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.49	2.47	(0.01)	(0.01)	1.11	1.80
Total from investment operations	1.59	2.73	0.17	0.18	1.25	1.89
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.18)	(0.26)	(0.13)	(0.20)
Net realized gains	0.00	(0.01)	0.00	(0.35)	0.00	0.00
Total distributions to shareholders	0.00	(0.19)	(0.18)	(0.61)	(0.13)	(0.20)
Net asset value, end of period	$15.34	$13.75	$11.21	$11.22	$11.65	$10.53
Total return[3]	11.56%	24.39% [4]	1.42%	1.91%	11.90%	21.73%
Ratios to average net assets (annualized)*
Gross expenses	1.22%	1.56%	1.85%	2.59%	1.81%	4.69%
Net expenses	0.84%	0.86%	0.90%	0.90%	0.97%	1.08%
Net investment income	1.36%	1.14%	1.50%	1.62%	1.24%	0.89%
Supplemental data
Portfolio turnover rate[5]	46%	87%	36%	39%	46%	21%
Net assets, end of period (000s omitted)	$129	$103	$67	$54	$50	$127

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.19%
Year ended February 28, 2019	0.18%
Year ended February 28, 2018	0.20%
Year ended February 28, 2017	0.19%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended February 28, 2021, the Fund received a payment from an affiliate that had an impact of 1.08% on total return. See Note 4 in the Notes to Financial Statements for additional information.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

134  |  Target Date Retirement Funds

Financial highlights
Target 2060 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$14.20	$11.67	$11.66	$12.06	$10.88	$8.97
Net investment income	0.15 [2]	0.22 [2]	0.22	0.28 [2]	0.21	0.12 [2]
Net realized and unrealized gains (losses) on investments	1.54	2.54	0.02	(0.02)	1.16	1.89
Total from investment operations	1.69	2.76	0.24	0.26	1.37	2.01
Distributions to shareholders from
Net investment income	0.00	(0.22)	(0.23)	(0.31)	(0.19)	(0.10)
Net realized gains	0.00	(0.01)	0.00	(0.35)	0.00	0.00
Total distributions to shareholders	0.00	(0.23)	(0.23)	(0.66)	(0.19)	(0.10)
Net asset value, end of period	$15.89	$14.20	$11.67	$11.66	$12.06	$10.88
Total return[3]	11.90%	23.74%	1.94%	2.56%	12.61%	22.45%
Ratios to average net assets (annualized)*
Gross expenses	0.74%	1.12%	1.33%	3.01%	1.38%	1.88%
Net expenses	0.29%	0.30%	0.34%	0.34%	0.41%	0.52%
Net investment income	1.92%	1.78%	2.07%	2.34%	1.81%	1.14%
Supplemental data
Portfolio turnover rate[4]	46%	87%	36%	39%	46%	21%
Net assets, end of period (000s omitted)	$3,044	$2,522	$2,297	$2,038	$5,119	$6,443

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019	0.18%
Year ended February 28, 2018	0.19%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  135

Financial highlights
Target 2060 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$14.14	$11.62	$11.61	$12.03	$10.86	$8.95
Net investment income	0.15	0.23 [2]	0.25	0.28 [2]	0.24	0.13 [2]
Net realized and unrealized gains (losses) on investments	1.54	2.55	0.01	(0.01)	1.14	1.90
Total from investment operations	1.69	2.78	0.26	0.27	1.38	2.03
Distributions to shareholders from
Net investment income	0.00	(0.25)	(0.25)	(0.34)	(0.21)	(0.12)
Net realized gains	0.00	(0.01)	0.00	(0.35)	0.00	0.00
Total distributions to shareholders	0.00	(0.26)	(0.25)	(0.69)	(0.21)	(0.12)
Net asset value, end of period	$15.83	$14.14	$11.62	$11.61	$12.03	$10.86
Total return[3]	11.95%	23.95%	2.07%	2.68%	12.70%	22.75%
Ratios to average net assets (annualized)*
Gross expenses	0.59%	0.94%	1.18%	1.88%	1.29%	1.82%
Net expenses	0.14%	0.15%	0.19%	0.19%	0.26%	0.37%
Net investment income	2.07%	1.86%	2.20%	2.36%	1.95%	1.31%
Supplemental data
Portfolio turnover rate[4]	46%	87%	36%	39%	46%	21%
Net assets, end of period (000s omitted)	$25,426	$21,643	$15,541	$10,497	$12,115	$12,518

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019	0.18%
Year ended February 28, 2018	0.19%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

136  |  Target Date Retirement Funds

Financial highlights
Target 2060 Fund
(For a share outstanding throughout each period)
		Year ended February 28
Administrator Class	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019	2018	2017
Net asset value, beginning of period	$13.97	$11.49	$11.48	$11.89	$10.74	$8.89
Net investment income	0.13 [2]	0.19 [2]	0.21	0.24 [2]	0.19	0.10 [2]
Net realized and unrealized gains (losses) on investments	1.52	2.49	0.01	(0.01)	1.13	1.88
Total from investment operations	1.65	2.68	0.22	0.23	1.32	1.98
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.21)	(0.29)	(0.17)	(0.13)
Net realized gains	0.00	(0.01)	0.00	(0.35)	0.00	0.00
Total distributions to shareholders	0.00	(0.20)	(0.21)	(0.64)	(0.17)	(0.13)
Net asset value, end of period	$15.62	$13.97	$11.49	$11.48	$11.89	$10.74
Total return[3]	11.81%	23.41%	1.79%	2.32%	12.27%	22.38%
Ratios to average net assets (annualized)*
Gross expenses	0.94%	1.32%	1.53%	2.42%	1.61%	2.31%
Net expenses	0.49%	0.50%	0.54%	0.54%	0.61%	0.72%
Net investment income	1.73%	1.59%	1.87%	2.06%	1.58%	0.98%
Supplemental data
Portfolio turnover rate[4]	46%	87%	36%	39%	46%	21%
Net assets, end of period (000s omitted)	$4,142	$3,263	$3,623	$3,068	$4,267	$4,427

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019	0.18%
Year ended February 28, 2018	0.19%
Year ended February 28, 2017	0.17%

[1]	Year ended February 29
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  137

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Target Today Fund (“Target Today Fund”), Wells Fargo Target 2010 Fund (“Target 2010 Fund”), Wells Fargo Target 2015 Fund (“Target 2015 Fund”), Wells Fargo Target 2020 Fund (“Target 2020 Fund”), Wells Fargo Target 2025 Fund (“Target 2025 Fund”), Wells Fargo Target 2030 Fund (“Target 2030 Fund”), Wells Fargo Target 2035 Fund (“Target 2035 Fund”), Wells Fargo Target 2040 Fund (“Target 2040 Fund”), Wells Fargo Target 2045 Fund (“Target 2045 Fund”), Wells Fargo Target 2050 Fund (“Target 2050 Fund”), Wells Fargo Target 2055 Fund (“Target 2055 Fund”), and Wells Fargo Target 2060 Fund (“Target 2060 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.
Each Fund is a fund-of-funds which seeks to achieve its investment objective by investing in multiple diversified portfolios (collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of each affiliated Master Portfolio are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Wells Fargo Master Trust.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to each Fund, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing subadvisory services to certain funds, and Wells Fargo Funds Distributor, LLC, each Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of each Fund's investment management agreement and subadvisory agreement. Each Fund's Board of Trustees approved a new investment management and new subadvisory agreement which were submitted to each Fund’s shareholders for approval at Special Meeting of Shareholders held on August 16, 2021, September 15, 2021 and October 15, 2021. Shareholders of record of certain Funds at the close of business on May 28, 2021 approved the new agreements which will take effect upon the closing of the transaction. A Special Meeting of Shareholders for the remaining Funds is expected to be held on October 29, 2021. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions

138  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Investment transactions, income and expenses
Investments in affiliated Master Portfolios are recorded on a trade date basis.
Each Fund records daily its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. Each Fund also accrues its own expenses. Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
For each Fund (except Target Today Fund, Target 2010 Fund and Target 2015 Fund), distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. For Target Today Fund, Target 2010 Fund and Target 2015 Fund, distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of each Fund's fiscal year end. Therefore, a portion of each Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2021, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:
	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains
Target Today Fund	$ 46,209,376	$ 9,090,445	$0	$ 9,090,445
Target 2010 Fund	31,513,570	21,439,154	0	21,439,154
Target 2015 Fund	38,516,578	13,336,699	0	13,336,699
Target 2020 Fund	246,869,469	57,679,533	0	57,679,533
Target 2025 Fund	173,385,925	30,152,363	0	30,152,363
Target 2030 Fund	422,975,907	79,562,010	0	79,562,010
Target 2035 Fund	181,968,129	30,443,978	0	30,443,978
Target 2040 Fund	404,420,052	79,023,761	0	79,023,761
Target 2045 Fund	82,870,256	15,026,847	0	15,026,847
Target 2050 Fund	183,222,284	37,888,401	0	37,888,401
Target 2055 Fund	26,837,522	3,688,431	0	3,688,431
Target 2060 Fund	29,548,150	4,612,456	0	4,612,456
Class allocations
The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common

Target Date Retirement Funds  |  139

Notes to financial statements (unaudited)
fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
At August 31, 2021, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and aggregate fair value of the affiliated Master Portfolios is as follows:
Aggregate fair value of affiliated Master Portfolios
Target Today Fund	$ 55,299,821
Target 2010 Fund	52,952,724
Target 2015 Fund	51,853,277
Target 2020 Fund	304,549,002
Target 2025 Fund	203,538,288
Target 2030 Fund	502,537,917
Target 2035 Fund	212,412,107
Target 2040 Fund	483,443,813
Target 2045 Fund	97,897,103
Target 2050 Fund	221,110,685
Target 2055 Fund	30,525,953
Target 2060 Fund	34,160,606
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg U.S. Intermediate Government Bond Index, before fees and expense
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Dow Jones U.S. Select REIT Index, before fees and expenses.
Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

140  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser and providing fund-level administrative services in connection with each Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on each Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.100%
Next $5 billion	0.090
Over $10 billion	0.080
For the six months ended August 31, 2021, the management fee was equivalent to an annual rate of 0.10% of each Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to each Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase.
Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R4	0.08
Class R6	0.03
Administrator Class	0.13
Waivers and/or expense reimbursements
Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for each Fund. When each class of each Fund has exceeded its expense cap, Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has contractually committed through June 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:

Target Date Retirement Funds  |  141

Notes to financial statements (unaudited)
Expense ratio caps
Class A	0.60%
Class C	1.35
Class R	0.85
Class R4	0.29
Class R6	0.14
Administrator Class	0.49
Distribution fees
The Trust has adopted a Distribution Plan for Class C and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC ("Funds Distributor"), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended August 31, 2021, Funds Distributor received front-end sales charges and contingent deferred sales charges from the following Funds:
	Front-end sales charges	Contingent deferred sales charges
	Class A	Class C
Target Today Fund	$ 488	$ 0
Target 2010 Fund	16	0
Target 2015 Fund	57	N/A
Target 2020 Fund	313	0
Target 2025 Fund	1,743	N/A
Target 2030 Fund	1,859	18
Target 2035 Fund	192	N/A
Target 2040 Fund	844	18
Target 2045 Fund	70	N/A
Target 2050 Fund	117	0
Target 2055 Fund	32	N/A
Target 2060 Fund	293	0
No contingent deferred sales charges were incurred by Class A shares for the six months ended August 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of each Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Other transactions
On August 14, 2020, Class A, Class C, and/or Class R of each Fund received a payment from Funds Management in connection with resolving certain fee reimbursements.

142  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
	Reimbursement amount
	Class A	Class C	Class R
Target Today Fund	$ 0	$ 0	$232
Target 2010 Fund	0	0	230
Target 2015 Fund	0	N/A	235
Target 2020 Fund	916	0	372
Target 2025 Fund	547	N/A	397
Target 2030 Fund	2,838	0	321
Target 2040 Fund	2,292	0	337
Target 2045 Fund	850	N/A	363
Target 2050 Fund	716	17	396
Target 2055 Fund	0	N/A	293
Target 2060 Fund	0	1,316	897
5. INVESTMENT PORTFOLIO TRANSACTIONS
Each Fund seeks to achieve its investment objectives by investing some of its investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund's ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2021 were as follows:
	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Target Today Fund	$ 19,354,128	$ 9,058,545	$ 18,449,581	$ 10,158,425
Target 2010 Fund	18,507,597	8,683,849	17,642,815	9,739,533
Target 2015 Fund	16,844,648	9,402,000	16,057,486	10,511,394
Target 2020 Fund	91,158,097	60,638,908	86,898,163	67,627,510
Target 2025 Fund	53,782,096	48,427,451	50,945,484	53,334,946
Target 2030 Fund	111,933,451	139,182,741	105,427,558	151,333,539
Target 2035 Fund	36,437,592	66,362,358	34,229,178	71,633,802
Target 2040 Fund	55,286,891	165,420,574	51,936,056	178,918,523
Target 2045 Fund	8,418,826	34,947,202	7,908,576	37,827,326
Target 2050 Fund	12,852,882	82,142,256	12,073,893	88,946,285
Target 2055 Fund	1,753,174	11,350,480	1,646,918	12,292,258
Target 2060 Fund	1,957,631	12,702,722	1,838,983	13,756,260
6. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended August 31, 2021, there were no borrowings by each Fund under the agreement.

Target Date Retirement Funds  |  143

Notes to financial statements (unaudited)
7. INDEMNIFICATION
Under each Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to each Fund. Each Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under each Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, each Fund may enter into contracts with service providers that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated.
8. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. REORGANIZATIONS
At a meeting of the Board of Trustees held on June 1, 2021, the Trustees of each Fund approved the merger of each Fund (the "Target Fund") in the table below into another Fund of the Trust (the "Acquiring Fund"). Each Acquiring Fund will acquire the assets and assume the liabilities of the respective Target Fund in exchange for shares of Acquiring Fund. The mergers are contingent on a number of conditions. If all conditions are satisfied, the mergers are expected to occur on or about February 11, 2022.
Target Fund	Acquiring Fund
Wells Fargo Target Today Fund	Wells Fargo Dynamic Target Today Fund
Wells Fargo Target 2010 Fund	Wells Fargo Dynamic Target Today Fund
Wells Fargo Target 2015 Fund	Wells Fargo Dynamic Target 2015 Fund
Wells Fargo Target 2020 Fund	Wells Fargo Dynamic Target 2020 Fund
Wells Fargo Target 2025 Fund	Wells Fargo Dynamic Target 2025 Fund
Wells Fargo Target 2030 Fund	Wells Fargo Dynamic Target 2030 Fund
Wells Fargo Target 2035 Fund	Wells Fargo Dynamic Target 2035 Fund
Wells Fargo Target 2040 Fund	Wells Fargo Dynamic Target 2040 Fund
Wells Fargo Target 2045 Fund	Wells Fargo Dynamic Target 2045 Fund
Wells Fargo Target 2050 Fund	Wells Fargo Dynamic Target 2050 Fund
Wells Fargo Target 2055 Fund	Wells Fargo Dynamic Target 2055 Fund
Wells Fargo Target 2060 Fund	Wells Fargo Dynamic Target 2060 Fund
10. SUBSEQUENT EVENTS
Wells Fargo Asset Management ("WFAM") announced that it will be changing its company name to Allspring Global Investments upon the closing of the previously announced sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. The new corporate name is expected to go into effect on the closing date of the transaction, which is anticipated to occur in the second half of 2021, subject to customary closing conditions.
The Board of Trustees of the Wells Fargo Funds approved a change in the Funds' names to remove “Wells Fargo” from the Funds' names and replace with “Allspring” on December 6, 2021.
Following the closing of the transaction, Wells Fargo Funds Management, LLC, the Funds' investment manager, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, each subadvisers to certain funds, and Wells Fargo Funds Distributor, LLC, the Funds' principal underwriter, will each be rebranded as Allspring.
At a Special Meeting of Shareholders held on September 15, 2021 and October 15, 2021, shareholders of certain Funds approved a new investment management and a new subadvisory agreement that will be effective at the closing of the sale transaction.

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PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, September 15, 2021 and October 15, 2021, a Special Meeting of Shareholders for certain Funds was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1 – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC.
	Shares voted “For”	Shares voted “Against”	Shares voted “Abstain”
Target Today Fund	2,789,107	71,508	264,530
Target 2010 Fund	2,424,039	97,702	139,720
Target 2015 Fund	3,591,094	53,134	156,007
Target 2020 Fund	12,651,693	990,477	718,205
Target 2025 Fund	15,248,092	1,421,702	817,776
Target 2030 Fund	18,404,975	1,377,761	1,022,250
Target 2035 Fund	11,257,874	325,675	745,971
Target 2040 Fund	12,881,846	799,307	1,561,191
Target 2050 Fund	12,276,471	1,236,957	1,870,979
Target 2060 Fund	1,542,511	2,423	229,646
Proposal 2 – To consider and approve a new investment sub-advisory agreement with Wells Capital Management, LLC.
	Shares voted “For”	Shares voted “Against”	Shares voted “Abstain”
Target Today Fund	2,700,596	160,668	263,881
Target 2010 Fund	2,407,726	107,619	146,116
Target 2015 Fund	3,591,094	53,200	155,941
Target 2020 Fund	12,612,042	998,931	749,402
Target 2025 Fund	15,069,177	1,523,242	895,151
Target 2030 Fund	18,268,379	1,381,093	1,155,514
Target 2035 Fund	11,206,687	379,682	743,151
Target 2040 Fund	12,556,308	1,126,034	1,560,002
Target 2050 Fund	12,317,043	1,196,385	1,870,979
Target 2060 Fund	1,542,511	2,423	229,646
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

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BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Wells Fargo Legal Department since 2018. Previously, Director and Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

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BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:
Wells Fargo Target Today Fund, Wells Fargo Target 2010 Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund, Wells Fargo Target 2030 Fund, Wells Fargo Target 2035 Fund, Wells Fargo Target 2040 Fund, Wells Fargo Target 2045 Fund, Wells Fargo Target 2050 Fund, Wells Fargo Target 2055 Fund, and Wells Fargo Target 2060 Fund
Board Considerations – Current Agreements
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 17-19, 2021 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the funds of the Trust identified above (each, a “Fund” and collectively, the “Funds”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
The Board noted that Wells Fargo & Company recently announced that it had entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management and the Sub-Adviser, to GTCR LLC and Reverence Capital Partners, L.P. and/or their affiliates (the “Transaction”). The Board further noted that the Transaction would result in a change-of-control of Funds Management and the Sub-Adviser, which would be considered to be an assignment that would result in the termination of the Advisory Agreements. In light of the Transaction, the Board separately considered for approval a new investment management agreement with Funds Management and a new sub-advisory agreement with the Sub-Adviser (the “New Agreements”) that would replace the Advisory Agreements upon consummation of the Transaction, subject to approval of the New Agreements by the Funds’ shareholders. The Board also considered for approval interim agreements to go into effect in the event shareholders do not approve the New Agreements before the Transaction is completed. The interim agreements would allow the Manager and the Sub-Adviser to continue providing services to the Funds while the Funds continues to seek shareholder approval of the New Agreements. The Board noted that the terms of the interim agreements would be identical to those of the current Advisory Agreements, except for the term and certain escrow provisions.
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at Board meetings held in April and May 2021, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2021. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Funds as part of its consideration of

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agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s role as administrator of the Funds’ liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Funds by Funds Management and its affiliates. The Board also considered information about retention and back-up arrangements that have been put into place with respect to key personnel of WFAM in connection with the anticipated Transaction, noting that WFAM provided assurances that the announcement and eventual culmination of the Transaction is not expected to result in any diminution in the nature or quality of services provided to the Funds.
Fund investment performance and expenses
The Board considered the investment performance results for each of the Funds over various time periods ended December 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each respective Fund (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of each Fund (Administrator Class) relative to its respective Universe, was lower than the average investment performance of each Fund’s respective Universe for all periods under review, except for the three-year performance of the Wells Fargo Target Today Fund. The Board noted that the three-year performance of the Wells Fargo Target Today Fund was in range of the average investment performance of each Fund’s Universe.
With respect to the investment performance of each Fund (Administrator Class) relative to its respective benchmark index, the Board noted the following: (i) the investment performance of each of Wells Fargo Target Today Fund, Wells Fargo Target 2010 Fund, Wells Fargo Target 2015 Fund, and Wells Fargo Target 2020 Fund was lower than such Fund’s respective benchmark index for all periods under review; (ii) the investment performance of each of Wells Fargo Target 2025 Fund and Wells Fargo Target 2030 Fund was in range of such Fund’s respective benchmark index for the one-year period, and lower than such Fund’s respective benchmark index for the three-, five-, and ten-year periods; (iii) the investment performance of each of Wells Fargo Target 2035 Fund, Wells Fargo Target 2040 Fund, Wells Fargo Target 2045 Fund, and Wells Fargo Target 2050 Fund was higher than, equal to, or in range of such Fund’s respective benchmark index for the one- and three-year periods, and was lower than such Fund’s respective benchmark index for the five- and ten-year periods; and (iv) the investment performance of each of Wells Fargo Target 2055 Fund and Wells Fargo Target 2060 Fund was higher than or in range of such Fund’s respective benchmark index for the one- and three-year periods, and was lower than such Fund’s respective benchmark index for the ten-year period.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Funds for the periods identified above. The Board took note of the explanations for the underperformance relative to each Fund’s Universe and benchmark index for the periods identified above, including with respect to investment decisions and market factors that affected each Fund’s investment performance.
The Board also received and considered information regarding each Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios for each Fund in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to each Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how

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funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of each of the Funds were lower than the median net operating expense ratio of each Fund’s respective expense Group for all share classes.
The Board took into account each Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by each Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by each Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.
Among other information reviewed by the Board was a comparison of each Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of each Fund were equal to, lower than, or in range of the sum of these average rates for the expense Groups for all share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Funds and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.
Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.
Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Funds to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in each Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.
Other benefits to Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in

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Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

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Board Considerations – New Agreements
Overview of the Board evaluation process
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”, and the series identified below, the “Funds”) approved the continuation of each Fund’s current Investment Management Agreement (the “Current Investment Management Agreement”) and the current Wells Cap Sub-Advisory Agreement (the “Current Wells Cap Sub-Advisory Agreement”, and collectively, the “Current Agreements”).
Wells Fargo Dynamic Target Today Fund
Wells Fargo Dynamic Target 2015 Fund
Wells Fargo Dynamic Target 2020 Fund
Wells Fargo Dynamic Target 2025 Fund
Wells Fargo Dynamic Target 2030 Fund
Wells Fargo Dynamic Target 2035 Fund
Wells Fargo Dynamic Target 2040 Fund
Wells Fargo Dynamic Target 2045 Fund
Wells Fargo Dynamic Target 2050 Fund
Wells Fargo Dynamic Target 2055 Fund
Wells Fargo Dynamic Target 2060 Fund
Wells Fargo Target Today Fund
Wells Fargo Target 2010 Fund
Wells Fargo Target 2015 Fund
Wells Fargo Target 2020 Fund
Wells Fargo Target 2025 Fund
Wells Fargo Target 2030 Fund
Wells Fargo Target 2035 Fund
Wells Fargo Target 2040 Fund
Wells Fargo Target 2045 Fund
Wells Fargo Target 2050 Fund
Wells Fargo Target 2055 Fund
Wells Fargo Target 2060 Fund
Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds (collectively, the “Independent Trustees”). The process followed by the Board in considering and approving the continuation of the Current Agreements is referred to herein as the “2021 Annual Approval Process.”
As noted above, the closing of the sale of Wells Fargo Asset Management (“WFAM”) to a holding company (“NewCo”) affiliated with private funds of GTCR LLC (“GTCR”) and of Reverence Capital Partners, L.P. (“Reverence Capital”, and such transaction, the “Transaction”) will result in a change of control of Wells Fargo Funds Management LLC (“Funds Management”) and Wells Capital Management Incorporated (“Wells Capital” or the “Sub-Adviser”, and together with Funds Management, the “Advisers”), which will be considered to be an “assignment” of each Fund’s Current Agreements under the 1940 Act that will result in the automatic termination of each Fund’s Current Agreements. In light of the expected termination of each Fund’s Current Agreements upon the closing, at the Board Meeting the Board also considered and approved: (i) a new Investment Management Agreement between the Trust, on behalf of each Fund, and Funds Management (the “New Investment Management Agreement”); and (ii) a new Sub-Advisory Agreement among the Trust, on behalf of each Fund, Funds Management and Wells Capital (the “New Sub-Advisory Agreement”, and collectively, the “New Agreements”), each of which is intended to go into effect upon the closing. The process followed by the Board in reviewing and approving the New Agreements is referred to herein as the “New Agreement Approval Process.”
At a series of meetings held in April and May 2021 (collectively, “April and May 2021 Meetings”) and at the Board Meeting, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR and Reverence Capital about the New Agreements and related matters. The Board reviewed and discussed information furnished by Funds Management, GTCR and Reverence Capital that the Board considered reasonably necessary to evaluate the terms of the New Agreements and the services to be provided. At these meetings, senior representatives from Funds Management, GTCR and Reverence Capital made presentations to, and responded to questions from, the Board.
In providing information to the Board in connection with the 2021 annual approval process for the Current Agreements (the “2021 Annual Approval Process”) and the New Agreement Approval Process, Funds Management, GTCR and Reverence Capital (as applicable) were guided by requests for information submitted by independent legal counsel on behalf of the Independent

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Trustees. In considering and approving the New Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed herein. The Board considered not only the specific information presented in connection with the April and May 2021 Meetings as well as the Board Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviews reports of Funds Management at each of its regular Board meetings, which includes, among other things, portfolio reviews and investment performance reports. In addition, the Board confers with portfolio managers at various times throughout the year. The Board was assisted in its evaluation of the New Agreements by independent legal counsel, from whom the Independent Trustees received separate legal advice and with whom the Independent Trustees met separately. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
Among other information considered by the Board in connection with the Transaction was:
■	Information regarding the Transaction: information about the structure, financing sources and material terms and conditions of the Transaction, including the expected impact on the businesses conducted by the Advisers and by Wells Fargo Funds Distributor LLC, as the distributor of Fund shares.
■	Information regarding NewCo, GTCR and Reverence Capital: (i) information about NewCo, including information about its expected financial condition and access to capital, and senior leadership team; (ii) the experience of senior management at GTCR and Reverence Capital in acquiring portfolio companies; (iii) the plan to operationalize NewCo, including the transition of necessary infrastructure services through a transition services agreement with Wells Fargo under which Wells Fargo will continue to provide NewCo with certain services for a specified period of time after the closing; and (iv) information regarding regulatory matters, compliance, and risk management functions at NewCo, including resources to be dedicated thereto.
■	Impact of the Transaction on WFAM and Service Providers: (i) information regarding any changes to personnel and/or other resources of the Advisers as a result of the Transaction, including assurances regarding comparable and competitive compensation arrangements to attract and retain highly qualified personnel; and (ii) information about the organizational and operating structure with respect to NewCo, the Advisers and the Funds.
■	Impact of the Transaction on the Funds and their Shareholders: (i) information regarding anticipated benefits to the Funds as a result of the Transaction; (ii) a commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction; (iii) confirmation that the Advisers intend to continue to manage the Funds in a manner consistent with each Fund’s current investment objectives and principal investments strategies; and (iv) a commitment that neither NewCo nor WFAM will take any steps that would impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
With respect to the New Agreements, the Board considered: (i) a representation that, after the closing, all of the Funds will continue to be managed and advised by their current Advisers, and that the same portfolio managers of the Sub-Adviser are expected to continue to manage the Funds after the Transaction; (ii) information regarding the terms of the New Agreements, including changes as compared to the Current Agreements; (iii) information confirming that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements; and (iv) assurances that the Transaction is not expected to cause any diminution with respect to the nature, extent and quality of any of the services currently provided to the Funds by the Advisers as a result of the Transaction.
In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders in connection with the New Agreement Approval Process, the Board considered information furnished at prior meetings of the Board and its committees, including detailed information provided in connection with the 2021 Annual Approval Process. In this regard, in connection with the 2021 Annual Approval Process, the Board received information about complex-wide and individual Fund performance, fees and expenses, including: (i) a report from an independent data provider comparing the investment performance of each Fund to the investment performance of comparable funds and benchmark indices, over various time periods; (ii) a report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds; (iii) comparative information concerning the fees charged and services provided by the Advisers to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts), if any, that employ investment strategies and techniques similar to those used in managing such Fund(s); and (iv) profitability analyses of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements. The Board considered the approval of the New Agreements as part of its

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Board considerations (unaudited)
consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
In connection with the 2021 Annual Approval Process, the Board received and considered various information regarding the nature, extent and quality of services provided to each Fund by Funds Management and the Sub-Adviser under the Current Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Current Management Agreement, as well as, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s role as administrator of the Funds’ liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
In connection with the 2021 Annual Approval Process, the Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
In connection with the 2021 Annual Approval Process, the Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Funds by Funds Management and its affiliates.
In connection with the New Agreement Approval Process, the Board considered, among other information, the structure of the Transaction and expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers. The Board received assurances from the Advisers that each Fund will continue to be advised by its current Advisers after the closing, and that the same individual portfolio managers are expected to continue to manage the Funds after the closing. With respect to the recruitment and retention of key personnel, the Board noted information from GTCR, Reverence Capital and the Advisers regarding the potential benefits for employees of joining NewCo. The Board recognized that the personnel who had been extended offers may not accept such offers, and personnel changes may occur in the future in the ordinary course.
In addition, the Board considered information regarding the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services, and the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers may be subject in managing the Funds and in connection with the Transaction. The Board also considered the transition and integration plans as a result of the change in ownership of the Advisers from Wells Fargo to NewCo. The Board considered the resources and infrastructure that NewCo intends to devote to its compliance program to ensure compliance with applicable laws and regulations, as well as its risk management program and cybersecurity program. The Board also took into account assurances received from the Advisers, GTCR and Reverence Capital that the Transaction is not expected to cause any diminution in the nature, extent and quality of services provided by the Advisers to the Funds and their shareholders.
Fund investment performance and expenses
In connection with the 2021 Annual Approval Process, the Board considered the investment performance results for each Fund over various time periods ended December 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each Fund (the “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. Where applicable, the Board received information concerning, and discussed factors contributing to, underperformance of Funds relative to the Universe and benchmark for any underperformance periods.
In connection with the 2021 Annual Approval Process, the Board also received and considered information regarding each Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.

Wells Fargo Target Today Fund  |  155

Board considerations (unaudited)
In connection with the New Agreement Approval Process, the Board received a commitment that WFAM will maintain fee and expense commitments for at least two years after the closing. The Board took into account each Fund’s investment performance and expense information among the factors considered in deciding to approve the New Agreements.
Investment management and sub-advisory fee rates
In connection with the 2021 Annual Approval Process, the Board reviewed and considered the contractual fee rates payable by each Fund to Funds Management under the Current Management Agreement, as well as the contractual fee rates payable by each Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser under the Current Sub-Advisory Agreements for investment sub-advisory services (the “Sub-Advisory Fee Rates”).
Among other information reviewed by the Board in connection with the 2021 Annual Approval Process, was a comparison of each Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups.
In connection with the 2021 Annual Approval Process, the Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the Sub-Advisory Fee Rates. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
In connection with the 2021 Annual Approval Process, the Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients, if any, with investment strategies similar to those of each Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
In connection with the New Agreement Approval Process, the Board noted the assurances received by it that there would be no increases to any of the Management Rates or the Sub-Advisory Fee Rates as a result of the Transaction. The Board also considered that the New Agreements do not change the computation method for calculating such fees, and there is no present intention to reduce expense waiver and reimbursement arrangements that are currently in effect. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the New Management Agreement and to the Sub-Adviser under the New Sub-Advisory Agreement was reasonable.
Profitability
In connection with the 2021 Annual Approval Process, the Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to each Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.
Funds Management reported on the methodologies and estimates used in calculating profitability in connection with the 2021 Annual Approval Process, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.
In connection with the New Agreement Approval Process, the Board received certain information about NewCo’s projected financial condition, and reviewed with senior representatives of Funds Management, GTCR and Reverence Capital the underlying assumptions on which such information was based. The Board considered that NewCo is a newly formed entity, with no historical operations, revenues or expenses, and that it is difficult to predict with any degree of certainty the future profitability of NewCo and the Advisers from advisory activities under the New Agreements. The Board considered that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements, and that the current contractual expense limitations applicable to each Fund will not increase. The Board noted that if the New Agreements are approved by shareholders and the Transaction closes, the Board will have the opportunity in the future to review the profitability of NewCo and the Advisers from advisory activities under the New Agreements.

156  |  Wells Fargo Target Today Fund

Board considerations (unaudited)
Economies of scale
In connection with the 2021 Annual Approval Process, the Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in each Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that, in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
In connection with the New Agreement Approval Process, the Board noted that NewCo and the Advisers may benefit from possible growth of the Funds resulting from enhanced distribution capabilities. However, the Board noted that other factors could also affect the potential for economies of scale, and that it was not possible to quantify any potential future economies of scale. Based upon the information furnished to the Board in connection with the 2021 Annual Approval Process and the New Agreement Approval Process, the Board concluded that Funds Management’s arrangements with respect to each Fund, including contractual breakpoints and expense limitation arrangements, constitute a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
“Fall-out” benefits to Funds Management and the Sub-Adviser
In connection with the 2021 Annual Approval Process, the Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that various current affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.
In connection with the 2021 Annual Approval Process, the Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker of Wells Fargo from portfolio transactions.
In connection with the New Agreement Approval Process, the Board received information to the effect that the Transaction is not expected to have a material impact on the fall-out benefits currently realized by Funds Management and its affiliates, including the Sub-Adviser. The information reviewed by the Board also noted that several of the ancillary benefits identified for WFAM would be potential ancillary benefits for NewCo, including that the scale and reputation of the Funds might benefit NewCo’s broader reputation, product initiatives, technology investment and talent acquisition. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits expected to be received by Funds Management and its affiliates, including NewCo and the Sub-Adviser, under the New Agreements were unreasonable.
Conclusion
At the Board Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements.

Wells Fargo Target Today Fund  |  157

Board considerations (unaudited)
Board Considerations - Interim Agreements
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Boards of Trustees (each, a “Board”, and collectively, the “Boards”) of Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Global Dividend Opportunity Fund, Wells Fargo Income Opportunities Fund, Wells Fargo Multi-Sector Income Fund and Wells Fargo Utilities and High Income Fund (each a “Trust”, and the series thereof, a “Fund”) reviewed and approved for the Trusts and Funds, as applicable: (i) interim investment management agreements (the “Interim Management Agreements”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) interim investment advisory agreements (the “Interim Advisory Agreements”) with Funds Management; and (iii) interim sub-advisory agreements (the “Interim Sub-Advisory Agreements”) with each of Cooke & Bieler, L.P., Galliard Capital Management LLC (“Galliard”), Peregrine Capital Management Inc., Wells Capital Management, LLC (“WellsCap”), and Wells Fargo Asset Management (International) Limited (“WFAMI”, and collectively, the “Sub-Advisers”). Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Funds (collectively, the “Independent Trustees”). The Interim Management Agreements, Interim Advisory Agreements, and Interim Sub-Advisory Agreements are collectively referred to as the “Interim Advisory Agreements.”
At the Board Meeting, the Boards reviewed and approved the continuation of existing investment management, advisory and sub-advisory agreements (the “Current Advisory Agreements”) for each Trust and Fund, as applicable. The factors considered and conclusions reached by the Boards in approving the Current Advisory Agreements are summarized in the section entitled “Board Considerations – Current Agreements” of this shareholder report. The Boards noted that Wells Fargo & Company has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management, Galliard, WellsCap and WFAMI (the “Affiliated Sub-Advisers”), to a holding company affiliated with private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Boards further noted that the Transaction would result in a change-of-control of Funds Management and the Affiliated Sub-Advisers, which would be considered to be an “assignment” under the 1940 Act that would terminate the Current Advisory Agreements. At the Board Meeting, the Boards also reviewed and approved new investment management, advisory and sub-advisory agreements (the “New Advisory Agreements”) for each Trust and Fund, as applicable, that would replace the Current Advisory Agreements upon consummation of the Transaction, subject to approval of the New Advisory Agreements by the applicable Trust’s or Fund’s shareholders. The factors considered and conclusions reached by the Boards in approving the New Advisory Agreements are summarized in the section entitled “Board Considerations – New Agreements” of this shareholder report.
At the Board Meeting, the Boards also approved the Interim Advisory Agreements, which will go into effect for a Trust or Fund only in the event that shareholders of such Trust or Fund do not approve the New Advisory Agreement(s) for the Trust or Fund by the closing date of the Transaction, when the Current Advisory Agreements will terminate. The Board noted that, in such a circumstance, the Interim Advisory Agreements will permit continuity of management by allowing Funds Management and the Sub-Advisers to continue providing services to the Trust or Fund pursuant to the Interim Advisory Agreements while the Trust or Fund continues to solicit shareholder approval of such New Advisory Agreement(s). The Boards noted that the terms of the Interim Advisory Agreements are identical to those of the Current Advisory Agreements, except for the term and the addition of escrow provisions with respect to the advisory fees. The Boards also noted that the entities that would service the Funds and Trusts under the Interim Advisory Agreements are identical to those that provide services under the Current Advisory Agreements and those that will provide services under the New Advisory Agreements.
In approving the Interim Advisory Agreements, the Boards considered the same factors and reached the same conclusions as they considered and reached with respect to the Boards’ approvals of the Current Advisory Agreements and New Advisory Agreements, as applicable, which are described in separate Board Consideration sections within this shareholder report. Prior to the Board Meeting, including at a series of meetings held in April and May 2021, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR LLC and Reverence Capital Partners, L.P. about the Interim Advisory Agreements and related matters. The Independent Trustees were assisted in their evaluation of the Interim Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
At the Board Meeting, after considering the factors and reaching the conclusions described in the separate Board Consideration sections within this shareholder report, the Boards unanimously determined that the compensation payable to Funds Management and to each Sub-Adviser under each of the Interim Advisory Agreements was reasonable, and approved the Interim Advisory Agreements.

158  |  Wells Fargo Target Today Fund

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Appendix (unaudited)
On August 31, 2021, the Target Blended Indexes were composed of the following indexes:
	Target Today Blended Index	Target 2010 Blended Index	Target 2015 Blended Index
Bloomberg U.S. Aggregate ex-Corporate Index	34.50%	34.50%	32.03%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	2.94%	2.94%	2.73%
Bloomberg U.S. Corporate Investment Grade Index	17.95%	17.95%	16.67%
Bloomberg U.S. Government Intermediate Bond Index	5.83%	5.83%	5.41%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	5.83%	5.83%	5.41%
Dow Jones U.S. Select REIT Index	2.50%	2.50%	2.92%
JP Morgan EMBI Global Diversified Index	2.94%	2.94%	2.73%
MSCI Emerging Markets Index (Net) (USD)	1.82%	1.82%	2.27%
MSCI USA Minimum Volatility Index (Net) (USD)	5.00%	5.00%	4.00%
MSCI World ex USA Index (Net) (USD)	6.06%	6.06%	7.57%
Russell 1000® Index	11.71%	11.71%	14.61%
Russell 2000® Index	2.92%	2.92%	3.65%
Average annual total returns (%) as of August 31, 2021
	1 year	5 year	10 year
Bloomberg U.S. Aggregate ex-Corporate Index1*	(1.04)	2.50	–
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index[2]	10.14	6.65	7.06
Bloomberg U.S. Corporate Investment Grade Index[3]	2.53	4.78	5.01
Bloomberg U.S. Government Intermediate Bond Index[4]	(0.66)	2.15	1.90
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index[5]	5.82	4.08	2.55
Dow Jones U.S. Select REIT Index[6]	44.17	6.44	9.85
JP Morgan EMBI Global Diversified Index[7]	4.59	4.41	5.55
MSCI EM Index (Net) (USD)[8]	21.12	10.40	4.85
MSCI USA Minimum Volatility Index (Net) (USD)[9]	20.70	12.72	13.67
MSCI World ex USA Index (Net) (USD)[10]	26.57	9.78	7.05
Russell 1000® Index[11]	32.25	18.24	16.40
Russell 2000® Index[12]	47.08	14.38	13.62
*	The inception date of the index is December 2015.
[1]	The Bloomberg U.S. Aggregate ex-Corporate Index is a broad-based benchmark that includes Treasuries, government-related securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). You cannot invest directly in an index.
[2]	The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. You cannot invest directly into an index.
[3]	The Bloomberg U.S. Corporate Investment Grade Index is a broad based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. Bloomberg U.S. Credit - Financial Institutions Index. You cannot invest directly into an index.
[4]	The Bloomberg U.S. Government Intermediate Bond Index is an unmanaged index composed of U.S. government securities with maturities in the 1- to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.
[5]	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index measures the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market with maturities more than 1 year and less than 10 years. Federal Reserve holdings of U.S. TIPS are not index eligible and are excluded from the face amount outstanding of each bond in the index. You cannot invest directly in an index.

160  |  Target Date Retirement Funds

Appendix (unaudited)
Target 2020 Blended Index	Target 2025 Blended Index	Target 2030 Blended Index	Target 2035 Blended Index	Target 2040 Blended Index	Target 2045 Blended Index	Target 2050 Blended Index	Target 2055 Blended Index	Target 2060 Blended Index
29.56%	26.64%	22.87%	17.76%	11.84%	8.87%	5.92%	5.92%	5.92%
2.52%	2.25%	1.92%	1.50%	1.00%	0.75%	0.50%	0.50%	0.50%
15.39%	13.86%	11.92%	9.24%	6.16%	4.62%	3.08%	3.08%	3.08%
5.00%	2.50%	0.67%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
5.00%	2.50%	0.67%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3.33%	2.50%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2.52%	2.25%	1.92%	1.50%	1.00%	0.75%	0.50%	0.50%	0.50%
2.72%	3.78%	4.96%	6.09%	7.20%	7.74%	8.28%	8.28%	8.28%
3.00%	2.00%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
9.07%	12.60%	16.52%	20.51%	24.00%	25.84%	27.72%	27.72%	27.72%
17.52%	23.28%	29.24%	34.72%	39.04%	41.14%	43.20%	43.20%	43.20%
4.37%	5.84%	7.31%	8.68%	9.76%	10.29%	10.80%	10.80%	10.80%
[6]	The Dow Jones U.S. Select REIT Index tracks the performance of publicly traded REITs and REIT-like securities and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. The index is a subset of the Dow Jones U.S. Select Real Estate Securities Index (RESI). You cannot invest directly into an index.
[7]	The JP Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). You cannot invest directly in an index.
[8]	The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) (USD)is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[9]	The MSCI USA Minimum Volatility Index (Net) (USD) aims to reflect the performance characteristics of a minimum variance strategy applied to the large and mid-cap USA equity universe. The index is calculated by optimizing the MSCI USA Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints). You cannot invest directly in an index.
[10]	The MSCI World ex USA Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. You cannot invest directly in an index.
[11]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.
[12]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

Target Date Retirement Funds  |  161

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Funds' website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management, LLC and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0921-00710 10-21
SOFLD/SAR101 08-21

Semi-Annual Report
August 31, 2021
Target Date Retirement Funds
■	Wells Fargo Dynamic Target Today Fund
■	Wells Fargo Dynamic Target 2015 Fund
■	Wells Fargo Dynamic Target 2020 Fund
■	Wells Fargo Dynamic Target 2025 Fund
■	Wells Fargo Dynamic Target 2030 Fund
■	Wells Fargo Dynamic Target 2035 Fund
■	Wells Fargo Dynamic Target 2040 Fund
■	Wells Fargo Dynamic Target 2045 Fund
■	Wells Fargo Dynamic Target 2050 Fund
■	Wells Fargo Dynamic Target 2055 Fund
■	Wells Fargo Dynamic Target 2060 Fund

The views expressed and any forward-looking statements are as of August 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Target Date Retirement Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Wells Fargo Dynamic Target Date Funds for the six-month period that ended August 31, 2021. Global stocks continued to rally as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds were mixed during the period, with municipal bonds and high-yield bonds delivering positive returns.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 19.52%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 7.05%, while the MSCI EM Index (Net),3 trailed its developed market counterparts with a 0.98% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 1.49%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -0.65%, the Bloomberg Municipal Bond Index,6 returned 2.51%, and the ICE BofA U.S. High Yield Index,7 gained 3.88%.
Vaccination rollout drove the stock markets to new highs.
The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021. Domestic employment surged as COVID-19 vaccinations and an increasingly open economy spurred hiring. A majority of U.S. small companies reported they were operating at pre-pandemic capacity or higher. Value stocks continued their outperformance of growth stocks in the month, continuing the trend that started in late 2020. Meanwhile, most major developed global equity indexes were up month to date on the back of rising optimism regarding the outlook for global growth. While the U.S. and the U.K. have been the most successful in terms of the vaccine rollout, even in markets where the vaccine has lagged, such as in the eurozone and Japan, equity indexes in many of those countries have also been in positive territory this year.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Target Date Retirement Funds

Letter to shareholders (unaudited)
Equity markets produced another strong showing in April. Domestically, the continued reopening of the economy had a strong impact on positive equity performance, as people started leaving their households and jobless claims continued to fall. Domestic corporate bonds performed well and the U.S. dollar weakened. Meanwhile, the U.S. government continued to seek to invest in the recovery, this time by outlining a package of over $2 trillion to improve infrastructure. The primary headwind in April was inflation, as investors tried to determine the breadth and longevity of recent price increases. Developed Europe has been supported by a meaningful increase in the pace of vaccinations. Unfortunately many emerging market countries have not been as successful. India in particular has seen COVID-19 cases surge, serving as an example of the need to get vaccinations rolled out to less developed nations.
Vaccine rollouts continued in May, leading to loosened restrictions globally. As a result, equity markets in general saw a minor increase in returns. Concerns that the continued economic rebound could result in inflation increases becoming more than transitory were supported by the higher input costs businesses were experiencing. Meanwhile, those inflation concerns were tempered by the U.S. Federal Reserve (Fed), which stayed steady on its view of the economy and eased fears of a sudden and substantial policy change. Positive performance in the emerging market equity space was supported this month by steady consumer demand and strong commodity prices. Fixed-income markets were also slightly positive for the month, driven by inflation uncertainty and a softer U.S. dollar.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The Fed’s June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and the Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
The Delta variant of COVID-19 produced outbreaks globally in August, increasing the potential for increased market volatility and bringing into question the ongoing economic recovery. Domestically, the U.S. economy continued to stay strong in the face of the Delta variant, continued inflationary pressures, and worries over Hurricane Ida. Emerging market equities experienced elevated volatility, largely influenced by China’s regulatory stance. Emerging market equities started the month with poor performance but rebounded to end the month in positive territory. Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market. In the commodity segment of the market, crude oil fell sharply during the month on the back of dampened expectations as a result of the Delta variant but was still a leading asset class performer for the year.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”
“Municipal debt experienced its first monthly performance drop since February of this year, slowing a rally that made it one of the best-performing sectors of the bond market.”

Target Date Retirement Funds  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

4  |  Target Date Retirement Funds

Letter to shareholders (unaudited)
Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins trillions of dollars of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (by June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
Each Fund invests in at least one underlying fund that holds at one or more securities that use LIBOR as a floating reference rate and has a maturity date after December 31, 2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by each Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. Each Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Funds' Statement of Additional Information.

Target Date Retirement Funds  |  5

Wells Fargo Dynamic Target Date Funds

Investment objective
Each Fund seeks total return over time, consistent with its strategic target allocation.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management, LLC
Portfolio managers
Kandarp R. Acharya, CFA®‡, FRM
Petros N. Bocray, CFA®‡, FRM
Christian L. Chan, CFA®‡
The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by each Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on each Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Funds will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, regulatory risk, and smaller-company investment risk. Consult the Funds’ prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Dynamic Target Today Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WDYAX)	11-30-2015	5.75	6.39	6.22	12.23	7.66	7.32	2.95	0.68
Class C (WDYCX)	11-30-2015	10.34	7.17	6.79	11.34	7.17	6.79	3.70	1.43
Class R4 (WDYYX)	11-30-2015	–	–	–	12.56	7.99	7.64	2.67	0.37
Class R6 (WDYZX)	11-30-2015	–	–	–	12.71	8.13	7.80	2.52	0.22
S&P Target Date Retirement Income Index[3]	–	–	–	–	8.83	6.31	6.28 *	–	–
Dynamic Target Today Blended Index[4]	–	–	–	–	13.16	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.10% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4 and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[4]	Source: Wells Fargo Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  7

Performance highlights (unaudited)
Wells Fargo Dynamic Target Today Fund (continued)

Holdings (%) as of August 31, 2021[1]
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	29.27
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	18.89
Wells Fargo Investment Grade Corporate Bond Portfolio	15.21
Wells Fargo Strategic Retirement Bond Portfolio	9.88
Wells Fargo Factor Enhanced International Equity Portfolio	9.77
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	4.70
Wells Fargo U.S. REIT Portfolio	3.34
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	3.00
Wells Fargo Emerging Markets Bond Portfolio	2.50
Wells Fargo High Yield Corporate Bond Portfolio	2.50
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2021
	Neutral allocation	Effective allocation[1]
Bond Funds	60	60
Stock Funds	40	43
Effective Cash	0	(3)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	1.08	6.94	0.97
Class C	1.09	7.06	0.95
Class R4	1.08	6.93	0.97
Class R6	1.08	6.95	0.97

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date Retirement Income Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

8  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2015 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WDTAX)	11-30-2015	8.04	7.41	7.02	14.59	8.70	8.13	3.40	0.68
Class C (WDTCX)	11-30-2015	12.64	8.20	7.59	13.64	8.20	7.59	4.15	1.43
Class R4 (WDTYX)	11-30-2015	–	–	–	14.90	9.01	8.44	3.12	0.37
Class R6 (WDTZX)	11-30-2015	–	–	–	15.04	9.17	8.61	2.97	0.22
S&P Target Date 2015 Index[3]	–	–	–	–	12.70	7.95	7.74 *	–	–
Dynamic Target 2015 Blended Index[4]	–	–	–	–	15.72	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.11% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4 and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[4]	Source: Wells Fargo Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  9

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2015 Fund (continued)

Holdings (%) as of August 31, 2021[1]
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	25.70
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	22.50
Wells Fargo Investment Grade Corporate Bond Portfolio	13.35
Wells Fargo Factor Enhanced International Equity Portfolio	11.64
Wells Fargo Strategic Retirement Bond Portfolio	8.67
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	5.59
Wells Fargo U.S. REIT Portfolio	3.98
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	3.57
Wells Fargo Emerging Markets Bond Portfolio	2.20
Wells Fargo High Yield Corporate Bond Portfolio	2.19
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2021
	Neutral allocation	Effective allocation[1]
Bond Funds	53	53
Stock Funds	47	50
Effective Cash	0	(3)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	1.00	8.34	0.98
Class C	1.01	8.43	0.97
Class R4	0.99	8.27	0.98
Class R6	1.00	8.35	0.98

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2015 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

10  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2020 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WDTDX)	11-30-2015	10.27	8.29	7.81	16.99	9.59	8.92	2.89	0.68
Class C (WDTEX)	11-30-2015	15.09	9.02	8.34	16.09	9.02	8.34	3.64	1.43
Class R4 (WDTGX)	11-30-2015	–	–	–	17.34	9.91	9.25	2.61	0.37
Class R6 (WDTHX)	11-30-2015	–	–	–	17.58	10.08	9.42	2.46	0.22
S&P Target Date 2020 Index[3]	–	–	–	–	13.79	8.51	8.24 *	–	–
Dynamic Target 2020 Blended Index[4]	–	–	–	–	18.19	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.11% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4 and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[4]	Source: Wells Fargo Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  11

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2020 Fund (continued)

Holdings (%) as of August 31, 2021[1]
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	26.01
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	22.01
Wells Fargo Factor Enhanced International Equity Portfolio	13.45
Wells Fargo Investment Grade Corporate Bond Portfolio	11.44
Wells Fargo Strategic Retirement Bond Portfolio	7.43
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	6.47
Wells Fargo U.S. REIT Portfolio	4.60
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	4.13
Wells Fargo Emerging Markets Bond Portfolio	1.88
Wells Fargo High Yield Corporate Bond Portfolio	1.88
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2021
	Neutral allocation	Effective allocation[1]
Bond Funds	45	45
Stock Funds	55	58
Effective Cash	0	(3)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	1.01	9.30	0.98
Class C	1.01	9.40	0.97
Class R4	1.01	9.33	0.98
Class R6	1.01	9.31	0.98

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2020 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

12  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2025 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WDTIX)	11-30-2015	12.88	9.45	8.71	19.77	10.75	9.83	2.21	0.68
Class C (WDTJX)	11-30-2015	17.78	10.20	9.25	18.78	10.20	9.25	2.96	1.43
Class R4 (WDTLX)	11-30-2015	–	–	–	20.09	11.04	10.14	1.93	0.37
Class R6 (WDTMX)	11-30-2015	–	–	–	20.22	11.21	10.31	1.78	0.22
S&P Target Date 2025 Index[3]	–	–	–	–	16.96	9.61	9.19 *	–	–
Dynamic Target 2025 Blended Index[4]	–	–	–	–	21.06	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.12% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4 and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[4]	Source: Wells Fargo Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  13

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2025 Fund (continued)

Holdings (%) as of August 31, 2021[1]
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	31.39
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	18.60
Wells Fargo Factor Enhanced International Equity Portfolio	16.98
Wells Fargo Investment Grade Corporate Bond Portfolio	9.66
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	7.81
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	5.22
Wells Fargo Strategic Retirement Bond Portfolio	3.49
Wells Fargo U.S. REIT Portfolio	3.27
Wells Fargo Emerging Markets Bond Portfolio	1.58
Wells Fargo High Yield Corporate Bond Portfolio	1.57
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2021
	Neutral allocation	Effective allocation[1]
Bond Funds	35	35
Stock Funds	65	68
Effective Cash	0	(3)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.98	10.73	0.98
Class C	0.99	10.85	0.97
Class R4	0.98	10.68	0.98
Class R6	0.98	10.69	0.98

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2025 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

14  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2030 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WDTNX)	11-30-2015	15.32	10.52	9.59	22.34	11.83	10.73	2.33	0.68
Class C (WDTOX)	11-30-2015	20.34	11.23	10.11	21.34	11.23	10.11	3.08	1.43
Class R4 (WDTQX)	11-30-2015	–	–	–	22.67	12.15	11.05	2.05	0.37
Class R6 (WDTSX)	11-30-2015	–	–	–	22.80	12.32	11.22	1.90	0.22
S&P Target Date 2030 Index[3]	–	–	–	–	19.98	10.60	10.05 *	–	–
Dynamic Target 2030 Blended Index[4]	–	–	–	–	23.73	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.12% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4 and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[4]	Source: Wells Fargo Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  15

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2030 Fund (continued)

Holdings (%) as of August 31, 2021[1]
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	36.94
Wells Fargo Factor Enhanced International Equity Portfolio	20.84
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	14.27
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	9.21
Wells Fargo Investment Grade Corporate Bond Portfolio	7.42
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	6.41
Wells Fargo U.S. REIT Portfolio	1.25
Wells Fargo Emerging Markets Bond Portfolio	1.20
Wells Fargo High Yield Corporate Bond Portfolio	1.20
Wells Fargo Strategic Retirement Bond Portfolio	0.83
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2021
	Neutral allocation	Effective allocation[1]
Bond Funds	25	25
Stock Funds	75	78
Effective Cash	0	(3)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.93	11.83	0.98
Class C	0.93	11.93	0.97
Class R4	0.93	11.87	0.98
Class R6	0.93	11.83	0.98

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2030 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

16  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2035 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WDTTX)	11-30-2015	16.48	11.23	10.16	23.60	12.55	11.30	2.40	0.68
Class C (WDCTX)	11-30-2015	21.70	12.03	10.74	22.70	12.03	10.74	3.15	1.43
Class R4 (WDTVX)	11-30-2015	–	–	–	23.90	12.87	11.62	2.12	0.37
Class R6 (WDTWX)	11-30-2015	–	–	–	24.22	13.06	11.80	1.97	0.22
S&P Target Date 2035 Index[3]	–	–	–	–	23.45	11.65	10.96 *	–	–
Dynamic Target 2035 Blended Index[4]	–	–	–	–	25.08	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4 and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[4]	Source: Wells Fargo Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  17

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2035 Fund (continued)

Holdings (%) as of August 31, 2021[1]
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	39.41
Wells Fargo Factor Enhanced International Equity Portfolio	23.25
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	11.84
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	9.82
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	7.08
Wells Fargo Investment Grade Corporate Bond Portfolio	6.14
Wells Fargo Emerging Markets Bond Portfolio	1.00
Wells Fargo High Yield Corporate Bond Portfolio	1.00
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2021
	Neutral allocation	Effective allocation[1]
Bond Funds	20	20
Stock Funds	80	83
Effective Cash	0	(3)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.86	12.52	0.97
Class C	0.87	12.66	0.97
Class R4	0.86	12.53	0.97
Class R6	0.86	12.47	0.97

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2035 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

18  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2040 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WTDAX)	11-30-2015	17.79	11.43	10.28	25.02	12.75	11.42	2.63	0.68
Class C (WTDCX)	11-30-2015	23.02	12.21	10.87	24.02	12.21	10.87	3.38	1.43
Class R4 (WTDEX)	11-30-2015	–	–	–	25.37	13.08	11.76	2.35	0.37
Class R6 (WTDFX)	11-30-2015	–	–	–	25.50	13.25	11.93	2.20	0.22
S&P Target Date 2040 Index[3]	–	–	–	–	25.91	12.38	11.59 *	–	–
Dynamic Target 2040 Blended Index[4]	–	–	–	–	26.62	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4 and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[4]	Source: Wells Fargo Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  19

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2040 Fund (continued)

Holdings (%) as of August 31, 2021[1]
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	41.17
Wells Fargo Factor Enhanced International Equity Portfolio	25.28
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	10.26
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	8.83
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	7.77
Wells Fargo Investment Grade Corporate Bond Portfolio	4.59
Wells Fargo Emerging Markets Bond Portfolio	0.75
Wells Fargo High Yield Corporate Bond Portfolio	0.74
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2021
	Neutral allocation	Effective allocation[1]
Bond Funds	15	15
Stock Funds	85	88
Effective Cash	0	(3)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.84	13.21	0.98
Class C	0.85	13.38	0.97
Class R4	0.84	13.21	0.98
Class R6	0.84	13.23	0.98

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2040 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

20  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2045 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WTDGX)	11-30-2015	19.27	11.74	10.59	26.51	13.07	11.73	2.97	0.68
Class C (WTDHX)	11-30-2015	24.58	12.54	11.17	25.58	12.54	11.17	3.72	1.43
Class R4 (WTDJX)	11-30-2015	–	–	–	26.86	13.40	12.06	2.69	0.37
Class R6 (WTDKX)	11-30-2015	–	–	–	27.07	13.58	12.23	2.54	0.22
S&P Target Date 2045 Index[3]	–	–	–	–	27.34	12.81	11.95 *	–	–
Dynamic Target 2045 Blended Index[4]	–	–	–	–	28.21	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4 and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[4]	Source: Wells Fargo Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  21

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2045 Fund (continued)

Holdings (%) as of August 31, 2021[1]
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	43.22
Wells Fargo Factor Enhanced International Equity Portfolio	27.21
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	10.77
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.37
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.94
Wells Fargo Investment Grade Corporate Bond Portfolio	3.09
Wells Fargo Emerging Markets Bond Portfolio	0.50
Wells Fargo High Yield Corporate Bond Portfolio	0.50
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2021
	Neutral allocation	Effective allocation[1]
Bond Funds	10	10
Stock Funds	90	93
Effective Cash	0	(3)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.87	14.14	0.98
Class C	0.87	14.28	0.97
Class R4	0.86	14.11	0.98
Class R6	0.86	14.09	0.98

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2045 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

22  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2050 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WTDLX)	11-30-2015	21.17	11.91	10.73	28.58	13.24	11.88	3.28	0.68
Class C (WTDMX)	11-30-2015	26.59	12.71	11.32	27.59	12.71	11.32	4.03	1.43
Class R4 (WTDOX)	11-30-2015	–	–	–	28.88	13.56	12.20	3.00	0.37
Class R6 (WTDPX)	11-30-2015	–	–	–	29.00	13.73	12.37	2.85	0.22
S&P Target Date 2050 Index[3]	–	–	–	–	28.13	13.10	12.19 *	–	–
Dynamic Target 2050 Blended Index[4]	–	–	–	–	29.66	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4 and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[4]	Source: Wells Fargo Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  23

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2050 Fund (continued)

Holdings (%) as of August 31, 2021[1]
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	45.16
Wells Fargo Factor Enhanced International Equity Portfolio	29.09
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	11.16
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.91
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.94
Wells Fargo Investment Grade Corporate Bond Portfolio	1.52
Wells Fargo Emerging Markets Bond Portfolio	0.25
Wells Fargo High Yield Corporate Bond Portfolio	0.25
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2021
	Neutral allocation	Effective allocation[1]
Bond Funds	5	5
Stock Funds	95	98
Effective Cash	0	(3)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.88	14.65	0.98
Class C	0.88	14.79	0.97
Class R4	0.88	14.63	0.98
Class R6	0.88	14.65	0.98

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2050 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

24  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2055 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WTDQX)	11-30-2015	21.02	11.96	10.78	28.39	13.29	11.92	3.29	0.68
Class C (WTDRX)	11-30-2015	26.40	12.77	11.37	27.40	12.77	11.37	4.04	1.43
Class R4 (WTDTX)	11-30-2015	–	–	–	28.64	13.60	12.25	3.01	0.37
Class R6 (WTDUX)	11-30-2015	–	–	–	28.88	13.78	12.43	2.86	0.22
S&P Target Date 2055 Index[3]	–	–	–	–	28.45	13.24	12.31 *	–	–
Dynamic Target 2055 Blended Index[4]	–	–	–	–	29.66	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4 and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[4]	Source: Wells Fargo Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  25

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2055 Fund (continued)

Holdings (%) as of August 31, 2021[1]
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	45.13
Wells Fargo Factor Enhanced International Equity Portfolio	29.01
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	11.25
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.89
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.96
Wells Fargo Investment Grade Corporate Bond Portfolio	1.54
Wells Fargo Emerging Markets Bond Portfolio	0.25
Wells Fargo High Yield Corporate Bond Portfolio	0.25
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2021
	Neutral allocation	Effective allocation[1]
Bond Funds	5	5
Stock Funds	95	98
Effective Cash	0	(3)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.87	14.65	0.98
Class C	0.88	14.83	0.97
Class R4	0.87	14.62	0.98
Class R6	0.87	14.65	0.98

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2055 Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

26  |  Target Date Retirement Funds

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2060 Fund

Average annual total returns (%) as of August 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net [2]
Class A (WTDVX)	11-30-2015	20.99	11.86	10.73	28.39	13.19	11.87	3.39	0.68
Class C (WTDWX)	11-30-2015	26.45	12.68	11.33	27.45	12.68	11.33	4.14	1.43
Class R4 (WTDZX)	11-30-2015	–	–	–	28.83	13.53	12.21	3.11	0.37
Class R6 (WTSZX)	11-30-2015	–	–	–	28.95	13.70	12.38	2.96	0.22
S&P Target Date 2055 Index[3]	–	–	–	–	28.45	13.24	12.31 *	–	–
S&P Target Date 2060+ Index**,3	–	–	–	–	28.34	13.37	–	–	–
Dynamic Target 2060 Blended Index[4]	–	–	–	–	29.66	–	–	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
**	The inception date of the index is May 31, 2016.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through June 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.68% for Class A, 1.43% for Class C, 0.37% for Class R4 and 0.22% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.
[4]	Source: Wells Fargo Funds Management, LLC. The Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. See Appendix I for additional information. You cannot invest directly in an index.

Target Date Retirement Funds  |  27

Performance highlights (unaudited)
Wells Fargo Dynamic Target 2060 Fund (continued)

Holdings (%) as of August 31, 2021[1]
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	45.08
Wells Fargo Factor Enhanced International Equity Portfolio	28.94
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	11.24
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.88
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.95
Wells Fargo Investment Grade Corporate Bond Portfolio	1.53
Wells Fargo Emerging Markets Bond Portfolio	0.25
Wells Fargo High Yield Corporate Bond Portfolio	0.25
Wells Fargo U.S. REIT Portfolio	0.11
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of August 31, 2021
	Neutral allocation	Effective allocation[1]
Bond Funds	5	5
Stock Funds	95	98
Effective Cash	0	(3)
[1]	The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Volatility metrics as of August 31, 2021[1]
	Beta [2]	Standard deviation[3]	R-squared [4]
Class A	0.86	14.64	0.98
Class C	0.87	14.80	0.97
Class R4	0.87	14.64	0.98
Class R6	0.86	14.63	0.98

[1]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2060+ Index over 36 months.
[2]	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
[3]	Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.
[4]	R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

28  |  Target Date Retirement Funds

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2021 to August 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 3-1-2021	Ending account value 8-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target Today Fund
Class A
Actual	$1,000.00	$1,069.48	$3.44	0.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%
Class C
Actual	$1,000.00	$1,064.63	$7.44	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%
Class R4
Actual	$1,000.00	$1,070.24	$1.93	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Class R6
Actual	$1,000.00	$1,071.12	$1.15	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Target Date Retirement Funds  |  29

Fund expenses (unaudited)
	Beginning account value 3-1-2021	Ending account value 8-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target 2015 Fund
Class A
Actual	$1,000.00	$1,078.88	$3.46	0.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%
Class C
Actual	$1,000.00	$1,074.04	$7.48	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%
Class R4
Actual	$1,000.00	$1,079.75	$1.94	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Class R6
Actual	$1,000.00	$1,080.56	$1.15	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
Dynamic Target 2020 Fund
Class A
Actual	$1,000.00	$1,087.29	$3.47	0.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%
Class C
Actual	$1,000.00	$1,083.19	$7.51	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%
Class R4
Actual	$1,000.00	$1,089.35	$1.95	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Class R6
Actual	$1,000.00	$1,090.13	$1.16	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
Dynamic Target 2025 Fund
Class A
Actual	$1,000.00	$1,099.34	$3.49	0.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%
Class C
Actual	$1,000.00	$1,094.34	$7.55	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%
Class R4
Actual	$1,000.00	$1,100.41	$1.96	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Class R6
Actual	$1,000.00	$1,101.15	$1.17	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

30  |  Target Date Retirement Funds

Fund expenses (unaudited)
	Beginning account value 3-1-2021	Ending account value 8-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target 2030 Fund
Class A
Actual	$1,000.00	$1,106.17	$3.50	0.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%
Class C
Actual	$1,000.00	$1,101.31	$7.57	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%
Class R4
Actual	$1,000.00	$1,107.76	$1.97	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Class R6
Actual	$1,000.00	$1,108.48	$1.17	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
Dynamic Target 2035 Fund
Class A
Actual	$1,000.00	$1,108.84	$3.51	0.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%
Class C
Actual	$1,000.00	$1,104.62	$7.59	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%
Class R4
Actual	$1,000.00	$1,110.48	$1.97	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Class R6
Actual	$1,000.00	$1,112.01	$1.17	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
Dynamic Target 2040 Fund
Class A
Actual	$1,000.00	$1,114.24	$3.57	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Class C
Actual	$1,000.00	$1,109.93	$7.60	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%
Class R4
Actual	$1,000.00	$1,116.49	$1.97	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Class R6
Actual	$1,000.00	$1,117.21	$1.17	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Target Date Retirement Funds  |  31

Fund expenses (unaudited)
	Beginning account value 3-1-2021	Ending account value 8-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target 2045 Fund
Class A
Actual	$1,000.00	$1,120.56	$3.58	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Class C
Actual	$1,000.00	$1,116.49	$7.63	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%
Class R4
Actual	$1,000.00	$1,122.13	$1.98	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Class R6
Actual	$1,000.00	$1,123.67	$1.18	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
Dynamic Target 2050 Fund
Class A
Actual	$1,000.00	$1,126.85	$3.59	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Class C
Actual	$1,000.00	$1,122.23	$7.65	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%
Class R4
Actual	$1,000.00	$1,127.87	$1.98	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Class R6
Actual	$1,000.00	$1,128.58	$1.18	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
Dynamic Target 2055 Fund
Class A
Actual	$1,000.00	$1,125.51	$3.59	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Class C
Actual	$1,000.00	$1,120.92	$7.64	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%
Class R4
Actual	$1,000.00	$1,126.53	$1.98	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Class R6
Actual	$1,000.00	$1,128.16	$1.18	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

32  |  Target Date Retirement Funds

Fund expenses (unaudited)
	Beginning account value 3-1-2021	Ending account value 8-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Dynamic Target 2060 Fund
Class A
Actual	$1,000.00	$1,126.13	$3.59	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Class C
Actual	$1,000.00	$1,121.93	$7.65	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27	1.43%
Class R4
Actual	$1,000.00	$1,127.56	$1.98	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Class R6
Actual	$1,000.00	$1,128.27	$1.18	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Target Date Retirement Funds  |  33

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target Today Fund

		Value
Investment companies: 99.06%
Affiliated master portfolios: 99.06%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 2,180,545
Wells Fargo Emerging Markets Bond Portfolio		186,322
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		223,533
Wells Fargo Factor Enhanced International Equity Portfolio		727,531
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		1,406,676
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		349,792
Wells Fargo High Yield Corporate Bond Portfolio		185,912
Wells Fargo Investment Grade Corporate Bond Portfolio		1,133,134
Wells Fargo Strategic Retirement Bond Portfolio		736,085
Wells Fargo U.S. REIT Portfolio		248,685
Total Investment companies (Cost $6,556,352)		7,378,215
Total investments in securities (Cost $6,556,352)	99.06%	7,378,215
Other assets and liabilities, net	0.94	70,007
Total net assets	100.00%	$7,448,222
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.35%	0.37%	$ 8,106	$ (1,463)	$ 13,098	$ 0	$41	$ 2,180,545
Wells Fargo Emerging Markets Bond Portfolio	0.47	0.49	(2,694)	6,397	4,119	0	0	186,322
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.12	0.12	10,477	(13,767)	0	3,398	0	223,533
Wells Fargo Factor Enhanced International Equity Portfolio	0.10	0.10	51,840	10,729	0	13,242	0	727,531
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.17	0.16	195,189	36,296	0	9,567	7	1,406,676
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.16	0.16	67,809	(47,533)	0	1,774	4	349,792
Wells Fargo High Yield Corporate Bond Portfolio	0.35	0.37	1,963	76	4,613	0	0	185,912
Wells Fargo Investment Grade Corporate Bond Portfolio	0.47	0.49	12,997	388	16,878	0	0	1,133,134
Wells Fargo Strategic Retirement Bond Portfolio	0.45	0.48	4,001	1,057	13,563	0	0	736,085
Wells Fargo U.S. REIT Portfolio	0.94	0.95	20,952	30,708	0	3,757	0	248,685
			$370,640	$ 22,888	$52,271	$31,738	$52	$7,378,215
The accompanying notes are an integral part of these financial statements.

34  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target Today Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
New Zealand Dollar Futures	3	9-13-2021	$ 208,924	$ 211,695	$ 2,771	$ 0
E-Mini S&P 500 Index	1	9-17-2021	211,835	226,025	14,190	0
MSCI Emerging Markets Index	1	9-17-2021	68,732	64,960	0	(3,772)
Short
Euro FX Futures	(2)	9-13-2021	(297,909)	(295,388)	2,521	0
					$19,482	$(3,772)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  35

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2015 Fund

		Value
Investment companies: 99.39%
Affiliated master portfolios: 99.39%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 1,748,468
Wells Fargo Emerging Markets Bond Portfolio		149,368
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		243,248
Wells Fargo Factor Enhanced International Equity Portfolio		791,665
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		1,530,646
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		380,690
Wells Fargo High Yield Corporate Bond Portfolio		149,041
Wells Fargo Investment Grade Corporate Bond Portfolio		908,366
Wells Fargo Strategic Retirement Bond Portfolio		590,145
Wells Fargo U.S. REIT Portfolio		270,620
Total Investment companies (Cost $5,944,284)		6,762,257
Total investments in securities (Cost $5,944,284)	99.39%	6,762,257
Other assets and liabilities, net	0.61	41,491
Total net assets	100.00%	$6,803,748
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.27%	0.30%	$ 6,621	$ (1,566)	$ 10,206	$ 0	$32	$ 1,748,468
Wells Fargo Emerging Markets Bond Portfolio	0.37	0.39	(2,076)	5,073	3,261	0	0	149,368
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.12	0.13	11,329	(15,026)	0	3,655	1	243,248
Wells Fargo Factor Enhanced International Equity Portfolio	0.11	0.11	55,239	9,734	0	14,182	0	791,665
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.18	0.18	208,239	40,550	0	10,312	7	1,530,646
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.17	0.17	72,033	(52,035)	0	1,912	2	380,690
Wells Fargo High Yield Corporate Bond Portfolio	0.28	0.29	1,564	111	3,647	0	0	149,041
Wells Fargo Investment Grade Corporate Bond Portfolio	0.36	0.39	10,467	647	13,285	0	2	908,366
Wells Fargo Strategic Retirement Bond Portfolio	0.35	0.38	3,029	1,242	11,008	0	0	590,145
Wells Fargo U.S. REIT Portfolio	0.99	1.03	22,806	32,683	0	4,073	0	270,620
			$389,251	$ 21,413	$41,407	$34,134	$44	$6,762,257
The accompanying notes are an integral part of these financial statements.

36  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2015 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
New Zealand Dollar Futures	2	9-13-2021	$ 139,283	$ 141,130	$ 1,847	$ 0
E-Mini S&P 500 Index	1	9-17-2021	211,835	226,025	14,190	0
MSCI Emerging Markets Index	1	9-17-2021	68,732	64,960	0	(3,772)
Short
Euro FX Futures	(2)	9-13-2021	(297,909)	(295,388)	2,521	0
					$18,558	$(3,772)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  37

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2020 Fund

		Value
Investment companies: 99.30%
Affiliated master portfolios: 99.30%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 1,830,625
Wells Fargo Emerging Markets Bond Portfolio		156,410
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		343,841
Wells Fargo Factor Enhanced International Equity Portfolio		1,118,992
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		2,163,730
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		538,093
Wells Fargo High Yield Corporate Bond Portfolio		156,067
Wells Fargo Investment Grade Corporate Bond Portfolio		951,223
Wells Fargo Strategic Retirement Bond Portfolio		617,989
Wells Fargo U.S. REIT Portfolio		382,572
Total Investment companies (Cost $7,196,226)		8,259,542
Total investments in securities (Cost $7,196,226)	99.30%	8,259,542
Other assets and liabilities, net	0.70	58,512
Total net assets	100.00%	$8,318,054
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.29%	0.31%	$ 7,183	$ (494)	$ 10,769	$ 0	$36	$ 1,830,625
Wells Fargo Emerging Markets Bond Portfolio	0.39	0.41	(2,146)	5,200	3,406	0	0	156,410
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.17	0.19	15,897	(20,193)	0	5,103	1	343,841
Wells Fargo Factor Enhanced International Equity Portfolio	0.15	0.15	77,543	12,934	0	19,830	0	1,118,992
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.25	0.25	290,309	60,775	0	14,306	8	2,163,730
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.24	0.24	100,300	(72,898)	0	2,653	3	538,093
Wells Fargo High Yield Corporate Bond Portfolio	0.29	0.31	1,656	38	3,807	0	0	156,067
Wells Fargo Investment Grade Corporate Bond Portfolio	0.38	0.41	11,040	(7)	13,903	0	1	951,223
Wells Fargo Strategic Retirement Bond Portfolio	0.37	0.40	2,813	1,308	11,498	0	0	617,989
Wells Fargo U.S. REIT Portfolio	1.40	1.45	32,033	45,868	0	5,715	0	382,572
			$536,628	$ 32,531	$43,383	$47,607	$49	$8,259,542
The accompanying notes are an integral part of these financial statements.

38  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2020 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
New Zealand Dollar Futures	3	9-13-2021	$ 208,924	$ 211,695	$ 2,771	$ 0
E-Mini S&P 500 Index	1	9-17-2021	211,835	226,025	14,190	0
MSCI Emerging Markets Index	1	9-17-2021	68,732	64,960	0	(3,772)
Short
Euro FX Futures	(2)	9-13-2021	(297,909)	(295,388)	2,521	0
					$19,482	$(3,772)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  39

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2025 Fund

		Value
Investment companies: 99.57%
Affiliated master portfolios: 99.57%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 2,558,823
Wells Fargo Emerging Markets Bond Portfolio		217,132
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		717,508
Wells Fargo Factor Enhanced International Equity Portfolio		2,336,221
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		4,319,213
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		1,074,111
Wells Fargo High Yield Corporate Bond Portfolio		216,455
Wells Fargo Investment Grade Corporate Bond Portfolio		1,329,306
Wells Fargo Strategic Retirement Bond Portfolio		479,855
Wells Fargo U.S. REIT Portfolio		450,052
Total Investment companies (Cost $12,078,332)		13,698,676
Total investments in securities (Cost $12,078,332)	99.57%	13,698,676
Other assets and liabilities, net	0.43	59,590
Total net assets	100.00%	$13,758,266
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.38%	0.43%	$ 10,264	$ 1,334	$ 15,138	$ 0	$50	$ 2,558,823
Wells Fargo Emerging Markets Bond Portfolio	0.50	0.57	(2,926)	7,237	4,822	0	0	217,132
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.35	0.39	34,185	(48,109)	0	11,202	3	717,508
Wells Fargo Factor Enhanced International Equity Portfolio	0.30	0.32	163,874	22,956	0	42,173	0	2,336,221
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.47	0.51	590,451	112,427	0	29,716	20	4,319,213
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.46	0.48	211,431	(159,853)	0	5,577	7	1,074,111
Wells Fargo High Yield Corporate Bond Portfolio	0.38	0.43	2,320	(49)	5,384	0	0	216,455
Wells Fargo Investment Grade Corporate Bond Portfolio	0.50	0.57	16,260	714	19,766	0	2	1,329,306
Wells Fargo Strategic Retirement Bond Portfolio	0.27	0.31	1,797	1,660	9,188	0	0	479,855
Wells Fargo U.S. REIT Portfolio	1.57	1.71	39,550	52,546	0	6,841	0	450,052
			$1,067,206	$ (9,137)	$54,298	$95,509	$82	$13,698,676
The accompanying notes are an integral part of these financial statements.

40  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2025 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
New Zealand Dollar Futures	5	9-13-2021	$ 348,207	$ 352,825	$ 4,618	$ 0
E-Mini S&P 500 Index	2	9-17-2021	423,670	452,050	28,380	0
MSCI Emerging Markets Index	2	9-17-2021	137,465	129,920	0	(7,545)
Short
Euro FX Futures	(4)	9-13-2021	(595,818)	(590,775)	5,043	0
					$38,041	$(7,545)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  41

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2030 Fund

		Value
Investment companies: 99.57%
Affiliated master portfolios: 99.57%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 1,967,190
Wells Fargo Emerging Markets Bond Portfolio		165,463
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		883,820
Wells Fargo Factor Enhanced International Equity Portfolio		2,872,944
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		5,093,081
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		1,269,859
Wells Fargo High Yield Corporate Bond Portfolio		165,101
Wells Fargo Investment Grade Corporate Bond Portfolio		1,022,784
Wells Fargo Strategic Retirement Bond Portfolio		114,375
Wells Fargo U.S. REIT Portfolio		173,210
Total Investment companies (Cost $12,033,715)		13,727,827
Total investments in securities (Cost $12,033,715)	99.57%	13,727,827
Other assets and liabilities, net	0.43	58,636
Total net assets	100.00%	$13,786,463
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.27%	0.33%	$ 7,551	$ 1,261	$ 10,966	$ 0	$37	$ 1,967,190
Wells Fargo Emerging Markets Bond Portfolio	0.35	0.44	(2,096)	5,202	3,479	0	0	165,463
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.40	0.48	39,379	(54,196)	0	12,981	4	883,820
Wells Fargo Factor Enhanced International Equity Portfolio	0.34	0.39	189,654	22,368	0	48,679	0	2,872,944
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.52	0.60	652,343	131,863	0	33,115	22	5,093,081
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.49	0.57	233,799	(174,945)	0	6,209	7	1,269,859
Wells Fargo High Yield Corporate Bond Portfolio	0.27	0.33	1,664	49	3,887	0	0	165,101
Wells Fargo Investment Grade Corporate Bond Portfolio	0.36	0.44	11,778	1,703	14,360	0	2	1,022,784
Wells Fargo Strategic Retirement Bond Portfolio	0.06	0.07	362	401	2,073	0	0	114,375
Wells Fargo U.S. REIT Portfolio	0.56	0.66	14,556	18,766	0	2,516	0	173,210
			$1,148,990	$ (47,528)	$34,765	$103,500	$72	$13,727,827
The accompanying notes are an integral part of these financial statements.

42  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2030 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
New Zealand Dollar Futures	5	9-13-2021	$ 348,207	$ 352,825	$ 4,618	$ 0
E-Mini S&P 500 Index	1	9-17-2021	211,835	226,025	14,190	0
MSCI Emerging Markets Index	2	9-17-2021	137,465	129,920	0	(7,545)
Short
Euro FX Futures	(4)	9-13-2021	(595,818)	(590,775)	5,043	0
					$23,851	$(7,545)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  43

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2035 Fund

		Value
Investment companies: 99.54%
Affiliated master portfolios: 99.54%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 1,490,472
Wells Fargo Emerging Markets Bond Portfolio		126,136
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		891,648
Wells Fargo Factor Enhanced International Equity Portfolio		2,928,221
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		4,962,999
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		1,236,902
Wells Fargo High Yield Corporate Bond Portfolio		125,860
Wells Fargo Investment Grade Corporate Bond Portfolio		773,849
Total Investment companies (Cost $10,803,025)		12,536,087
Total investments in securities (Cost $10,803,025)	99.54%	12,536,087
Other assets and liabilities, net	0.46	58,059
Total net assets	100.00%	$12,594,146
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.22%	0.25%	$ 5,532	$ 70,616	$ 8,658	$ 0	$37	$ 1,490,472
Wells Fargo Emerging Markets Bond Portfolio	0.29	0.33	(1,704)	7,863	2,696	0	0	126,136
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.43	0.48	40,510	(46,057)	0	13,209	3	891,648
Wells Fargo Factor Enhanced International Equity Portfolio	0.38	0.40	198,611	134,717	0	51,151	0	2,928,221
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.54	0.58	658,897	109,603	0	32,807	18	4,962,999
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.52	0.56	232,873	(382,173)	0	6,133	6	1,236,902
Wells Fargo High Yield Corporate Bond Portfolio	0.22	0.25	1,279	835	3,018	0	0	125,860
Wells Fargo Investment Grade Corporate Bond Portfolio	0.29	0.33	8,740	47,272	10,541	0	0	773,849
			$1,144,738	$ (57,324)	$24,913	$103,300	$64	$12,536,087
The accompanying notes are an integral part of these financial statements.

44  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2035 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
New Zealand Dollar Futures	4	9-13-2021	$ 278,566	$ 282,260	$ 3,694	$ 0
E-Mini S&P 500 Index	1	9-17-2021	211,835	226,025	14,190	0
MSCI Emerging Markets Index	2	9-17-2021	137,465	129,920	0	(7,545)
Short
Euro FX Futures	(3)	9-13-2021	(446,864)	(443,081)	3,783	0
					$21,667	$(7,545)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  45

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2040 Fund

		Value
Investment companies: 99.39%
Affiliated master portfolios: 99.39%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 957,767
Wells Fargo Emerging Markets Bond Portfolio		81,130
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		843,756
Wells Fargo Factor Enhanced International Equity Portfolio		2,742,584
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		4,466,715
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		1,113,248
Wells Fargo High Yield Corporate Bond Portfolio		80,970
Wells Fargo Investment Grade Corporate Bond Portfolio		497,696
Total Investment companies (Cost $9,093,769)		10,783,866
Total investments in securities (Cost $9,093,769)	99.39%	10,783,866
Other assets and liabilities, net	0.61	66,539
Total net assets	100.00%	$10,850,405
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.15%	0.16%	$ 3,555	$ (13,761)	$ 5,633	$ 0	$26	$ 957,767
Wells Fargo Emerging Markets Bond Portfolio	0.19	0.21	(1,117)	1,748	1,753	0	0	81,130
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.41	0.46	38,210	(34,386)	0	12,569	3	843,756
Wells Fargo Factor Enhanced International Equity Portfolio	0.36	0.37	188,695	29,614	0	48,435	0	2,742,584
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.50	0.52	601,106	182,480	0	29,777	17	4,466,715
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.48	0.50	208,197	(199,545)	0	5,534	5	1,113,248
Wells Fargo High Yield Corporate Bond Portfolio	0.14	0.16	831	1,297	1,963	0	0	80,970
Wells Fargo Investment Grade Corporate Bond Portfolio	0.19	0.21	5,654	(22,651)	6,701	0	0	497,696
			$1,045,131	$ (55,204)	$16,050	$96,315	$51	$10,783,866
The accompanying notes are an integral part of these financial statements.

46  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2040 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
New Zealand Dollar Futures	4	9-13-2021	$ 278,566	$ 282,260	$ 3,694	$ 0
E-Mini S&P 500 Index	1	9-17-2021	211,835	226,025	14,190	0
MSCI Emerging Markets Index	2	9-17-2021	137,465	129,920	0	(7,545)
Short
Euro FX Futures	(3)	9-13-2021	(446,864)	(443,081)	3,783	0
					$21,667	$(7,545)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  47

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2045 Fund

		Value
Investment companies: 99.60%
Affiliated master portfolios: 99.60%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 525,965
Wells Fargo Emerging Markets Bond Portfolio		44,566
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		740,683
Wells Fargo Factor Enhanced International Equity Portfolio		2,408,482
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		3,825,870
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		953,483
Wells Fargo High Yield Corporate Bond Portfolio		44,479
Wells Fargo Investment Grade Corporate Bond Portfolio		273,327
Total Investment companies (Cost $7,350,128)		8,816,855
Total investments in securities (Cost $7,350,128)	99.60%	8,816,855
Other assets and liabilities, net	0.40	35,445
Total net assets	100.00%	$8,852,300
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.08%	0.09%	$ 2,009	$ (3)	$ 2,903	$ 0	$ 9	$ 525,965
Wells Fargo Emerging Markets Bond Portfolio	0.11	0.12	(617)	1,493	965	0	0	44,566
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.37	0.40	33,965	(43,441)	0	11,098	3	740,683
Wells Fargo Factor Enhanced International Equity Portfolio	0.32	0.33	167,757	27,005	0	43,028	0	2,408,482
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.43	0.45	521,816	99,777	0	25,813	22	3,825,870
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.42	0.43	180,746	(132,874)	0	4,801	5	953,483
Wells Fargo High Yield Corporate Bond Portfolio	0.08	0.09	463	14	1,082	0	0	44,479
Wells Fargo Investment Grade Corporate Bond Portfolio	0.11	0.12	3,119	152	3,730	0	0	273,327
			$909,258	$ (47,877)	$8,680	$84,740	$39	$8,816,855
The accompanying notes are an integral part of these financial statements.

48  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2045 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
New Zealand Dollar Futures	3	9-13-2021	$ 208,924	$ 211,695	$ 2,771	$ 0
E-Mini S&P 500 Index	1	9-17-2021	211,835	226,025	14,190	0
MSCI Emerging Markets Index	1	9-17-2021	68,732	64,960	0	(3,772)
Short
Euro FX Futures	(2)	9-13-2021	(297,909)	(295,388)	2,521	0
					$19,482	$(3,772)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  49

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2050 Fund

		Value
Investment companies: 99.28%
Affiliated master portfolios: 99.28%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 235,909
Wells Fargo Emerging Markets Bond Portfolio		19,996
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		715,678
Wells Fargo Factor Enhanced International Equity Portfolio		2,336,427
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		3,628,005
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		896,559
Wells Fargo High Yield Corporate Bond Portfolio		19,941
Wells Fargo Investment Grade Corporate Bond Portfolio		122,501
Total Investment companies (Cost $6,616,087)		7,975,016
Total investments in securities (Cost $6,616,087)	99.28%	7,975,016
Other assets and liabilities, net	0.72	57,535
Total net assets	100.00%	$8,032,551
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.04%	0.04%	$ 917	$ 41	$ 1,241	$ 0	$ 4	$ 235,909
Wells Fargo Emerging Markets Bond Portfolio	0.05	0.05	(270)	664	395	0	0	19,996
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.34	0.39	32,330	(42,704)	0	10,614	3	715,678
Wells Fargo Factor Enhanced International Equity Portfolio	0.30	0.32	159,800	23,277	0	40,881	7	2,336,427
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.40	0.42	484,299	94,448	0	24,096	14	3,628,005
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.39	0.40	169,169	(125,227)	0	4,483	4	896,559
Wells Fargo High Yield Corporate Bond Portfolio	0.04	0.04	208	9	434	0	0	19,941
Wells Fargo Investment Grade Corporate Bond Portfolio	0.05	0.05	1,414	101	1,583	0	0	122,501
			$847,867	$ (49,391)	$3,653	$80,074	$32	$7,975,016
The accompanying notes are an integral part of these financial statements.

50  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2050 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
New Zealand Dollar Futures	3	9-13-2021	$ 208,924	$ 211,695	$ 2,771	$ 0
E-Mini S&P 500 Index	1	9-17-2021	211,835	226,025	14,190	0
MSCI Emerging Markets Index	1	9-17-2021	68,732	64,960	0	(3,772)
Short
Euro FX Futures	(2)	9-13-2021	(297,909)	(295,388)	2,521	0
					$19,482	$(3,772)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  51

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2055 Fund

		Value
Investment companies: 99.28%
Affiliated master portfolios: 99.28%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 246,784
Wells Fargo Emerging Markets Bond Portfolio		20,899
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		742,112
Wells Fargo Factor Enhanced International Equity Portfolio		2,420,582
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		3,766,212
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		938,640
Wells Fargo High Yield Corporate Bond Portfolio		20,861
Wells Fargo Investment Grade Corporate Bond Portfolio		128,211
Total Investment companies (Cost $6,884,200)		8,284,301
Total investments in securities (Cost $6,884,200)	99.28%	8,284,301
Other assets and liabilities, net	0.72	59,836
Total net assets	100.00%	$8,344,137
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.04%	0.04%	$ 951	$ 18	$ 1,277	$ 0	$ 4	$ 246,784
Wells Fargo Emerging Markets Bond Portfolio	0.05	0.06	(279)	682	399	0	0	20,899
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.36	0.40	33,481	(43,834)	0	10,970	3	742,112
Wells Fargo Factor Enhanced International Equity Portfolio	0.31	0.33	164,526	25,308	0	42,215	6	2,420,582
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.41	0.44	499,499	98,437	0	24,915	14	3,766,212
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.40	0.42	175,526	(129,531)	0	4,638	5	938,640
Wells Fargo High Yield Corporate Bond Portfolio	0.04	0.04	215	7	445	0	0	20,861
Wells Fargo Investment Grade Corporate Bond Portfolio	0.05	0.06	1,461	78	1,646	0	0	128,211
			$875,380	$ (48,835)	$3,767	$82,738	$32	$8,284,301
The accompanying notes are an integral part of these financial statements.

52  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2055 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
New Zealand Dollar Futures	3	9-13-2021	$ 208,924	$ 211,695	$ 2,771	$ 0
E-Mini S&P 500 Index	1	9-17-2021	211,835	226,025	14,190	0
MSCI Emerging Markets Index	1	9-17-2021	68,732	64,960	0	(3,772)
Short
Euro FX Futures	(2)	9-13-2021	(297,909)	(295,388)	2,521	0
					$19,482	$(3,772)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  53

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2060 Fund

		Value
Investment companies: 99.23%
Affiliated master portfolios: 99.23%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$ 222,468
Wells Fargo Emerging Markets Bond Portfolio		18,840
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		668,848
Wells Fargo Factor Enhanced International Equity Portfolio		2,179,792
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		3,396,067
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		846,396
Wells Fargo High Yield Corporate Bond Portfolio		18,805
Wells Fargo Investment Grade Corporate Bond Portfolio		115,578
Wells Fargo U.S. REIT Portfolio		8,100
Total Investment companies (Cost $6,166,572)		7,474,894
Total investments in securities (Cost $6,166,572)	99.23%	7,474,894
Other assets and liabilities, net	0.77	58,227
Total net assets	100.00%	$7,533,121
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.03%	0.04%	$ 830	$ 13	$ 1,158	$ 0	$ 4	$ 222,468
Wells Fargo Emerging Markets Bond Portfolio	0.05	0.05	(258)	622	363	0	0	18,840
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.33	0.36	30,443	(39,689)	0	9,937	3	668,848
Wells Fargo Factor Enhanced International Equity Portfolio	0.28	0.30	150,134	22,994	0	38,413	6	2,179,792
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.37	0.40	454,519	88,762	0	22,628	13	3,396,067
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.37	0.38	158,421	(117,076)	0	4,207	4	846,396
Wells Fargo High Yield Corporate Bond Portfolio	0.03	0.04	192	7	405	0	0	18,805
Wells Fargo Investment Grade Corporate Bond Portfolio	0.05	0.05	1,308	72	1,496	0	0	115,578
Wells Fargo U.S. REIT Portfolio	0.03	0.03	855	889	0	115	0	8,100
			$796,444	$ (43,406)	$3,422	$75,300	$30	$7,474,894
The accompanying notes are an integral part of these financial statements.

54  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2021 (unaudited)
Dynamic Target 2060 Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
New Zealand Dollar Futures	3	9-13-2021	$ 208,924	$ 211,695	$ 2,771	$ 0
E-Mini S&P 500 Index	1	9-17-2021	211,835	226,025	14,190	0
MSCI Emerging Markets Index	1	9-17-2021	68,732	64,960	0	(3,772)
Short
Euro FX Futures	(2)	9-13-2021	(297,909)	(295,388)	2,521	0
					$19,482	$(3,772)
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  55

Statements of assets and liabilities—August 31, 2021 (unaudited)
	Dynamic Target Today Fund	Dynamic Target 2015 Fund	Dynamic Target 2020 Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 7,378,215	$ 6,762,257	$ 8,259,542
Cash	10,000	10,000	10,000
Cash at broker segregated for futures contracts	21,999	22,000	23,000
Receivable from manager	8,673	8,704	8,326
Receivable for daily variation margin on open futures contracts	2,068	1,550	2,070
Receivable for Fund shares sold	54	0	0
Prepaid expenses and other assets	50,913	30,820	33,535
Total assets	7,471,922	6,835,331	8,336,473
Liabilities
Professional fees payable	17,973	23,101	12,052
Trustees’ fees and expenses payable	1,677	1,737	1,737
Custodian and accounting fee payable	1,518	1,626	1,645
Payable for Fund shares redeemed	487	0	0
Administration fees payable	317	302	485
Distribution fee payable	16	14	37
Shareholder report expenses payable	0	1,265	0
Accrued expenses and other liabilities	1,712	3,538	2,463
Total liabilities	23,700	31,583	18,419
Total net assets	$7,448,222	$6,803,748	$8,318,054
Net assets consist of
Paid-in capital	$ 6,091,144	$ 5,447,873	$ 6,529,337
Total distributable earnings	1,357,078	1,355,875	1,788,717
Total net assets	$7,448,222	$6,803,748	$8,318,054
Computation of net asset value and offering price per share
Net assets – Class A	$ 671,968	$ 697,103	$ 1,632,441
Shares outstanding – Class A1	55,268	56,638	129,719
Net asset value per share – Class A	$12.16	$12.31	$12.58
Maximum offering price per share – Class A2	$12.90	$13.06	$13.35
Net assets – Class C	$ 137,438	$ 125,543	$ 167,118
Shares outstanding – Class C1	11,274	10,180	13,228
Net asset value per share – Class C	$12.19	$12.33	$12.63
Net assets – Class R4	$ 125,304	$ 126,892	$ 131,333
Shares outstanding – Class R4[1]	10,279	10,296	10,356
Net asset value per share – Class R4	$12.19	$12.32	$12.68
Net assets – Class R6	$ 6,513,512	$ 5,854,210	$ 6,387,162
Shares outstanding – Class R6[1]	533,703	474,416	502,936
Net asset value per share – Class R6	$12.20	$12.34	$12.70
Investments in affiliated Master Portfolios, at cost	$ 6,556,352	$ 5,944,284	$ 7,196,226
[1]	Each Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

56  |  Target Date Retirement Funds

Statements of assets and liabilities—August 31, 2021 (unaudited)
	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 13,698,676	$ 13,727,827	$ 12,536,087
Cash	10,000	10,000	10,000
Cash at broker segregated for futures contracts	41,000	30,200	28,200
Receivable from manager	7,930	8,609	8,371
Receivable for daily variation margin on open futures contracts	3,571	3,807	3,419
Receivable for Fund shares sold	1,274	270	0
Prepaid expenses and other assets	21,215	29,579	27,827
Total assets	13,783,666	13,810,292	12,613,904
Liabilities
Professional fees payable	15,970	15,663	13,627
Trustees’ fees and expenses payable	1,778	1,848	1,848
Custodian and accounting fee payable	2,544	2,276	1,361
Administration fees payable	1,201	1,101	628
Distribution fee payable	20	19	23
Shareholder report expenses payable	1,607	923	943
Accrued expenses and other liabilities	2,280	1,999	1,328
Total liabilities	25,400	23,829	19,758
Total net assets	$13,758,266	$13,786,463	$12,594,146
Net assets consist of
Paid-in capital	$ 10,712,797	$ 10,586,892	$ 9,352,005
Total distributable earnings	3,045,469	3,199,571	3,242,141
Total net assets	$13,758,266	$13,786,463	$12,594,146
Computation of net asset value and offering price per share
Net assets – Class A	$ 4,968,776	$ 4,667,926	$ 1,847,343
Shares outstanding – Class A1	374,151	347,388	136,309
Net asset value per share – Class A	$13.28	$13.44	$13.55
Maximum offering price per share – Class A2	$14.09	$14.26	$14.38
Net assets – Class C	$ 143,807	$ 143,307	$ 150,840
Shares outstanding – Class C1	10,780	10,632	11,074
Net asset value per share – Class C	$13.34	$13.48	$13.62
Net assets – Class R4	$ 138,377	$ 140,703	$ 142,039
Shares outstanding – Class R4[1]	10,347	10,369	10,388
Net asset value per share – Class R4	$13.37	$13.57	$13.67
Net assets – Class R6	$ 8,507,306	$ 8,834,527	$ 10,453,924
Shares outstanding – Class R6[1]	635,280	650,043	763,328
Net asset value per share – Class R6	$13.39	$13.59	$13.70
Investments in affiliated Master Portfolios, at cost	$ 12,078,332	$ 12,033,715	$ 10,803,025
[1]	Each Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  57

Statements of assets and liabilities—August 31, 2021 (unaudited)
	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 10,783,866	$ 8,816,855	$ 7,975,016
Cash	10,000	10,000	10,000
Cash at broker segregated for futures contracts	28,000	22,000	21,999
Receivable from manager	7,541	7,603	8,770
Receivable for daily variation margin on open futures contracts	3,401	2,067	2,068
Receivable for Fund shares sold	11,130	1,623	866
Prepaid expenses and other assets	28,084	43,841	34,403
Total assets	10,872,022	8,903,989	8,053,122
Liabilities
Professional fees payable	12,344	13,297	14,447
Trustees’ fees and expenses payable	2,031	1,737	1,715
Custodian and accounting fee payable	2,337	2,352	1,491
Payable for Fund shares redeemed	0	12	10
Administration fees payable	863	371	304
Distribution fee payable	21	34	28
Shareholder report expenses payable	774	31,268	834
Accrued expenses and other liabilities	3,247	2,618	1,742
Total liabilities	21,617	51,689	20,571
Total net assets	$10,850,405	$8,852,300	$8,032,551
Net assets consist of
Paid-in capital	$ 7,896,405	$ 6,324,180	$ 5,719,594
Total distributable earnings	2,954,000	2,528,120	2,312,957
Total net assets	$10,850,405	$8,852,300	$8,032,551
Computation of net asset value and offering price per share
Net assets – Class A	$ 3,742,366	$ 795,901	$ 481,678
Shares outstanding – Class A1	278,081	58,667	35,220
Net asset value per share – Class A	$13.46	$13.57	$13.68
Maximum offering price per share – Class A2	$14.28	$14.40	$14.51
Net assets – Class C	$ 146,880	$ 164,196	$ 154,512
Shares outstanding – Class C1	10,852	12,067	11,296
Net asset value per share – Class C	$13.53	$13.61	$13.68
Net assets – Class R4	$ 141,338	$ 142,484	$ 143,273
Shares outstanding – Class R4[1]	10,387	10,408	10,410
Net asset value per share – Class R4	$13.61	$13.69	$13.76
Net assets – Class R6	$ 6,819,821	$ 7,749,719	$ 7,253,088
Shares outstanding – Class R6[1]	500,416	565,028	526,165
Net asset value per share – Class R6	$13.63	$13.72	$13.78
Investments in affiliated Master Portfolios, at cost	$ 9,093,769	$ 7,350,128	$ 6,616,087
[1]	Each Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

58  |  Target Date Retirement Funds

Statements of assets and liabilities—August 31, 2021 (unaudited)
	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 8,284,301	$ 7,474,894
Cash	10,000	10,000
Cash at broker segregated for futures contracts	22,000	23,000
Receivable from manager	8,338	8,412
Receivable for daily variation margin on open futures contracts	2,067	2,065
Receivable for Fund shares sold	214	407
Prepaid expenses and other assets	37,960	35,047
Total assets	8,364,880	7,553,825
Liabilities
Professional fees payable	15,429	15,441
Trustees’ fees and expenses payable	1,732	1,732
Custodian and accounting fee payable	1,373	1,586
Administration fees payable	317	290
Distribution fee payable	29	20
Shareholder report expenses payable	885	0
Accrued expenses and other liabilities	978	1,635
Total liabilities	20,743	20,704
Total net assets	$8,344,137	$7,533,121
Net assets consist of
Paid-in capital	$ 5,936,827	$ 5,350,565
Total distributable earnings	2,407,310	2,182,556
Total net assets	$8,344,137	$7,533,121
Computation of net asset value and offering price per share
Net assets – Class A	$ 502,192	$ 475,948
Shares outstanding – Class A1	36,614	34,839
Net asset value per share – Class A	$13.72	$13.66
Maximum offering price per share – Class A2	$14.56	$14.49
Net assets – Class C	$ 162,588	$ 141,430
Shares outstanding – Class C1	11,852	10,318
Net asset value per share – Class C	$13.72	$13.71
Net assets – Class R4	$ 143,740	$ 143,769
Shares outstanding – Class R4[1]	10,413	10,424
Net asset value per share – Class R4	$13.80	$13.79
Net assets – Class R6	$ 7,535,617	$ 6,771,974
Shares outstanding – Class R6[1]	545,267	490,255
Net asset value per share – Class R6	$13.82	$13.81
Investments in affiliated Master Portfolios, at cost	$ 6,884,200	$ 6,166,572
[1]	Each Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  59

Statements of operations—six months ended August 31, 2021 (unaudited)
	Dynamic Target Today Fund	Dynamic Target 2015 Fund	Dynamic Target 2020 Fund
Investment income
Interest allocated from affiliated Master Portfolios	$ 52,271	$ 41,407	$ 43,383
Dividends allocated from affiliated Master Portfolios*	31,738	34,134	47,607
Affiliated income allocated from affiliated Master Portfolios	52	44	49
Expenses allocated from affiliated Master Portfolios	(5,769)	(5,462)	(6,914)
Waivers allocated from affiliated Master Portfolios	2,278	2,156	2,728
Total investment income	80,570	72,279	86,853
Expenses
Management fee	5,484	4,952	6,021
Administration fees
Class A	735	695	1,611
Class C	136	129	171
Class R4	49	49	51
Class R6	954	854	930
Shareholder servicing fees
Class A	873	827	1,918
Class C	160	153	203
Class R4	61	62	64
Distribution fee
Class C	101	88	238
Custody and accounting fees	1,844	1,958	1,917
Professional fees	15,613	15,452	16,132
Registration fees	22,565	22,554	20,865
Shareholder report expenses	7,407	8,892	7,820
Trustees’ fees and expenses	9,715	9,715	9,715
Other fees and expenses	2,600	2,028	2,165
Total expenses	68,297	68,408	69,821
Less: Fee waivers and/or expense reimbursements
Fund-level	(60,276)	(61,289)	(59,685)
Class A	(83)	0	(77)
Class R4	(7)	(6)	(5)
Class R6	(954)	(854)	(930)
Net expenses	6,977	6,259	9,124
Net investment income	73,593	66,020	77,729
Realized and unrealized gains (losses) on investments
Net realized gains on
Securities transactions allocated from affiliated Master Portfolios	370,640	389,251	536,628
Futures contracts	9,968	9,485	12,825
Net realized gains on investments	380,608	398,736	549,453
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	22,888	21,413	32,531
Futures contracts	19,178	17,726	19,557
Net change in unrealized gains (losses) on investments	42,066	39,139	52,088
Net realized and unrealized gains (losses) on investments	422,674	437,875	601,541
Net increase in net assets resulting from operations	$496,267	$503,895	$679,270
*Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$2,010	$2,153	$3,023
The accompanying notes are an integral part of these financial statements.

60  |  Target Date Retirement Funds

Statements of operations—six months ended August 31, 2021 (unaudited)
	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund
Investment income
Interest allocated from affiliated Master Portfolios	$ 54,298	$ 34,765	$ 24,913
Dividends allocated from affiliated Master Portfolios*	95,509	103,500	103,300
Affiliated income allocated from affiliated Master Portfolios	82	72	64
Expenses allocated from affiliated Master Portfolios	(12,042)	(11,487)	(10,662)
Waivers allocated from affiliated Master Portfolios	4,480	3,924	3,460
Total investment income	142,327	130,774	121,075
Expenses
Management fee	10,248	9,706	9,001
Administration fees
Class A	4,935	4,492	1,812
Class C	149	143	153
Class R4	54	54	55
Class R6	1,303	1,259	1,499
Shareholder servicing fees
Class A	5,871	5,348	2,158
Class C	178	170	178
Class R4	67	68	69
Distribution fee
Class C	151	132	153
Custody and accounting fees	1,952	1,952	1,952
Professional fees	15,491	15,228	15,127
Registration fees	16,058	19,337	17,892
Shareholder report expenses	8,769	9,072	9,119
Trustees’ fees and expenses	9,715	9,715	9,715
Other fees and expenses	1,999	1,973	1,986
Total expenses	76,940	78,649	70,869
Less: Fee waivers and/or expense reimbursements
Fund-level	(56,487)	(60,294)	(58,458)
Class A	(303)	0	(94)
Class R4	(15)	(10)	(14)
Class R6	(1,303)	(1,259)	(1,499)
Net expenses	18,832	17,086	10,804
Net investment income	123,495	113,688	110,271
Realized and unrealized gains (losses) on investments
Net realized gains on
Securities transactions allocated from affiliated Master Portfolios	1,067,206	1,148,990	1,144,738
Futures contracts	40,353	26,303	24,049
Net realized gains on investments	1,107,559	1,175,293	1,168,787
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(9,137)	(47,528)	(57,324)
Futures contracts	35,443	21,253	18,121
Net change in unrealized gains (losses) on investments	26,306	(26,275)	(39,203)
Net realized and unrealized gains (losses) on investments	1,133,865	1,149,018	1,129,584
Net increase in net assets resulting from operations	$1,257,360	$1,262,706	$1,239,855
*Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$6,439	$7,428	$7,738
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  61

Statements of operations—six months ended August 31, 2021 (unaudited)
	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund
Investment income
Interest allocated from affiliated Master Portfolios	$ 16,050	$ 8,680	$ 3,653
Dividends allocated from affiliated Master Portfolios*	96,315	84,740	80,074
Affiliated income allocated from affiliated Master Portfolios	51	39	32
Expenses allocated from affiliated Master Portfolios	(9,491)	(8,008)	(7,303)
Waivers allocated from affiliated Master Portfolios	3,074	2,577	2,337
Total investment income	105,999	88,028	78,793
Expenses
Management fee	7,813	6,435	5,763
Administration fees
Class A	3,765	839	466
Class C	148	165	156
Class R4	55	55	55
Class R6	983	1,123	1,043
Shareholder servicing fees
Class A	4,482	999	554
Class C	173	197	186
Class R4	68	69	69
Distribution fee
Class C	148	225	195
Custody and accounting fees	1,952	1,952	1,952
Professional fees	14,828	14,838	14,995
Registration fees	15,034	16,682	19,995
Shareholder report expenses	8,991	6,788	9,003
Trustees’ fees and expenses	9,715	9,715	9,715
Other fees and expenses	2,374	2,269	2,441
Total expenses	70,529	62,351	66,588
Less: Fee waivers and/or expense reimbursements
Fund-level	(55,387)	(54,256)	(60,037)
Class A	0	(106)	0
Class R4	(13)	(17)	(19)
Class R6	(983)	(1,123)	(1,043)
Net expenses	14,146	6,849	5,489
Net investment income	91,853	81,179	73,304
Realized and unrealized gains (losses) on investments
Net realized gains on
Securities transactions allocated from affiliated Master Portfolios	1,045,131	909,258	847,867
Futures contracts	15,006	9,985	12,966
Net realized gains on investments	1,060,137	919,243	860,833
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(55,204)	(47,877)	(49,391)
Futures contracts	22,373	22,714	22,046
Net change in unrealized gains (losses) on investments	(32,831)	(25,163)	(27,345)
Net realized and unrealized gains (losses) on investments	1,027,306	894,080	833,488
Net increase in net assets resulting from operations	$1,119,159	$975,259	$906,792
*Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$7,337	$6,515	$6,190
The accompanying notes are an integral part of these financial statements.

62  |  Target Date Retirement Funds

Statements of operations—six months ended August 31, 2021 (unaudited)
	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund
Investment income
Interest allocated from affiliated Master Portfolios	$ 3,767	$ 3,422
Dividends allocated from affiliated Master Portfolios*	82,738	75,300
Affiliated income allocated from affiliated Master Portfolios	32	30
Expenses allocated from affiliated Master Portfolios	(7,546)	(6,872)
Waivers allocated from affiliated Master Portfolios	2,414	2,205
Total investment income	81,405	74,085
Expenses
Management fee	5,957	5,416
Administration fees
Class A	494	495
Class C	162	143
Class R4	55	55
Class R6	1,077	971
Shareholder servicing fees
Class A	588	589
Class C	188	170
Class R4	69	69
Distribution fee
Class C	194	146
Custody and accounting fees	1,952	1,952
Professional fees	15,007	15,018
Registration fees	19,766	19,837
Shareholder report expenses	9,028	7,808
Trustees’ fees and expenses	9,715	9,715
Other fees and expenses	2,246	2,109
Total expenses	66,498	64,493
Less: Fee waivers and/or expense reimbursements
Fund-level	(59,704)	(58,240)
Class R4	(20)	(18)
Class R6	(1,077)	(971)
Net expenses	5,697	5,264
Net investment income	75,708	68,821
Realized and unrealized gains (losses) on investments
Net realized gains on
Securities transactions allocated from affiliated Master Portfolios	875,380	796,444
Futures contracts	6,721	12,891
Net realized gains on investments	882,101	809,335
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(48,835)	(43,406)
Futures contracts	22,334	18,919
Net change in unrealized gains (losses) on investments	(26,501)	(24,487)
Net realized and unrealized gains (losses) on investments	855,600	784,848
Net increase in net assets resulting from operations	$931,308	$853,669
*Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$6,389	$5,811
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  63

Statements of changes in net assets
	Dynamic Target Today Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 73,593		$ 132,102
Payment from affiliate		0		1,648
Net realized gains on investments		380,608		209,607
Net change in unrealized gains (losses) on investments		42,066		463,636
Net increase in net assets resulting from operations		496,267		806,993
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(34,876)
Class C		0		(4,227)
Class R4		0		(4,908)
Class R6		0		(262,818)
Total distributions to shareholders		0		(306,829)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	7,884	91,214	15,550	172,874
Class C	927	11,000	316	3,500
Class R6	4,486	52,734	16,865	180,112
		154,948		356,486
Reinvestment of distributions
Class A	0	0	2,679	30,376
Class C	0	0	10	109
Class R6	0	0	2,541	28,872
		0		59,357
Payment for shares redeemed
Class A	(10,804)	(128,170)	(56,424)	(631,348)
Class C	(90)	(1,050)	(52)	(574)
Class R6	(5,553)	(65,300)	(6,783)	(75,511)
		(194,520)		(707,433)
Net decrease in net assets resulting from capital share transactions		(39,572)		(291,590)
Total increase in net assets		456,695		208,574
Net assets
Beginning of period		6,991,527		6,782,953
End of period		$7,448,222		$6,991,527
The accompanying notes are an integral part of these financial statements.

64  |  Target Date Retirement Funds

Statements of changes in net assets
	Dynamic Target 2015 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 66,020		$ 109,378
Payment from affiliate		0		1,699
Net realized gains on investments		398,736		176,579
Net change in unrealized gains (losses) on investments		39,139		457,272
Net increase in net assets resulting from operations		503,895		744,928
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(13,767)
Class C		0		(2,965)
Class R4		0		(3,742)
Class R6		0		(180,070)
Total distributions to shareholders		0		(200,544)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,436	75,682	15,447	172,588
Class R6	15	176	19	208
		75,858		172,796
Reinvestment of distributions
Class A	0	0	919	10,377
Payment for shares redeemed
Class A	(461)	(5,604)	(9,938)	(107,011)
Class R6	(34)	(409)	0	0
		(6,013)		(107,011)
Net increase in net assets resulting from capital share transactions		69,845		76,162
Total increase in net assets		573,740		620,546
Net assets
Beginning of period		6,230,008		5,609,462
End of period		$6,803,748		$6,230,008
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  65

Statements of changes in net assets
	Dynamic Target 2020 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 77,729		$ 123,306
Payment from affiliate		0		1,768
Net realized gains on investments		549,453		186,024
Net change in unrealized gains (losses) on investments		52,088		709,753
Net increase in net assets resulting from operations		679,270		1,020,851
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(33,648)
Class C		0		(2,781)
Class R4		0		(2,881)
Class R6		0		(148,499)
Total distributions to shareholders		0		(187,809)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	20,776	249,531	66,041	695,433
Class C	0	0	2,924	30,529
Class R6	2,429	29,682	11,502	127,813
		279,213		853,775
Reinvestment of distributions
Class A	0	0	2,728	31,068
Class C	0	0	54	619
Class R6	0	0	701	8,031
		0		39,718
Payment for shares redeemed
Class A	(16,223)	(193,260)	(83,209)	(862,514)
Class R6	(5,066)	(61,166)	(1,409)	(15,434)
		(254,426)		(877,948)
Net increase in net assets resulting from capital share transactions		24,787		15,545
Total increase in net assets		704,057		848,587
Net assets
Beginning of period		7,613,997		6,765,410
End of period		$8,318,054		$7,613,997
The accompanying notes are an integral part of these financial statements.

66  |  Target Date Retirement Funds

Statements of changes in net assets
	Dynamic Target 2025 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 123,495		$ 177,049
Payment from affiliate		0		1,794
Net realized gains on investments		1,107,559		338,764
Net change in unrealized gains (losses) on investments		26,306		1,261,073
Net increase in net assets resulting from operations		1,257,360		1,778,680
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(53,176)
Class C		0		(2,039)
Class R4		0		(2,712)
Class R6		0		(179,812)
Total distributions to shareholders		0		(237,739)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	119,159	1,511,896	116,622	1,344,924
Class C	0	0	51	525
Class R6	89,813	1,167,124	107,559	1,237,908
		2,679,020		2,583,357
Reinvestment of distributions
Class A	0	0	4,302	50,847
Class C	0	0	17	207
Class R6	0	0	3,949	46,939
		0		97,993
Payment for shares redeemed
Class A	(54,863)	(709,081)	(86,608)	(945,150)
Class C	(468)	(6,000)	(915)	(10,088)
Class R6	(109,048)	(1,427,972)	(93,340)	(1,026,249)
		(2,143,053)		(1,981,487)
Net increase in net assets resulting from capital share transactions		535,967		699,863
Total increase in net assets		1,793,327		2,240,804
Net assets
Beginning of period		11,964,939		9,724,135
End of period		$13,758,266		$11,964,939
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  67

Statements of changes in net assets
	Dynamic Target 2030 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 113,688		$ 155,795
Payment from affiliate		0		1,378
Net realized gains on investments		1,175,293		424,253
Net change in unrealized gains (losses) on investments		(26,275)		1,388,568
Net increase in net assets resulting from operations		1,262,706		1,969,994
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(54,874)
Class C		0		(1,660)
Class R4		0		(2,422)
Class R6		0		(151,909)
Total distributions to shareholders		0		(210,865)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	100,948	1,298,574	104,999	1,147,351
Class C	329	4,315	0	0
Class R6	68,626	898,799	66,690	760,708
		2,201,688		1,908,059
Reinvestment of distributions
Class A	0	0	4,300	50,872
Class R6	0	0	2,715	32,386
		0		83,258
Payment for shares redeemed
Class A	(28,388)	(374,447)	(63,595)	(705,738)
Class R6	(31,188)	(409,600)	(696)	(7,969)
		(784,047)		(713,707)
Net increase in net assets resulting from capital share transactions		1,417,641		1,277,610
Total increase in net assets		2,680,347		3,036,739
Net assets
Beginning of period		11,106,116		8,069,377
End of period		$13,786,463		$11,106,116
The accompanying notes are an integral part of these financial statements.

68  |  Target Date Retirement Funds

Statements of changes in net assets
	Dynamic Target 2035 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 110,271		$ 155,122
Payment from affiliate		0		1,801
Net realized gains on investments		1,168,787		415,473
Net change in unrealized gains (losses) on investments		(39,203)		1,491,216
Net increase in net assets resulting from operations		1,239,855		2,063,612
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(17,069)
Class C		0		(1,296)
Class R4		0		(1,987)
Class R6		0		(152,324)
Total distributions to shareholders		0		(172,676)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	22,851	292,088	71,273	799,559
Class C	97	1,280	232	2,531
Class R6	27,111	354,414	81,138	895,886
		647,782		1,697,976
Reinvestment of distributions
Class A	0	0	1,291	15,307
Class C	0	0	7	80
Class R6	0	0	4,434	52,984
		0		68,371
Payment for shares redeemed
Class A	(6,381)	(81,943)	(26,363)	(289,545)
Class C	0	0	(2)	(20)
Class R6	(9,438)	(124,114)	(16,428)	(179,192)
		(206,057)		(468,757)
Net increase in net assets resulting from capital share transactions		441,725		1,297,590
Total increase in net assets		1,681,580		3,188,526
Net assets
Beginning of period		10,912,566		7,724,040
End of period		$12,594,146		$10,912,566
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  69

Statements of changes in net assets
	Dynamic Target 2040 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 91,853		$ 132,898
Payment from affiliate		0		1,690
Net realized gains on investments		1,060,137		335,617
Net change in unrealized gains (losses) on investments		(32,831)		1,470,019
Net increase in net assets resulting from operations		1,119,159		1,940,224
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(45,099)
Class C		0		(1,273)
Class R4		0		(1,970)
Class R6		0		(101,687)
Total distributions to shareholders		0		(150,029)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	14,362	184,710	90,234	890,249
Class C	191	2,520	328	3,357
Class R6	5,931	76,997	8,375	89,743
		264,227		983,349
Reinvestment of distributions
Class A	0	0	3,707	43,371
Class C	0	0	4	45
Class R6	0	0	280	3,308
		0		46,724
Payment for shares redeemed
Class A	(7,832)	(101,017)	(11,520)	(125,598)
Class C	0	0	(2)	(20)
Class R6	(1,381)	(18,355)	(6,531)	(68,363)
		(119,372)		(193,981)
Net increase in net assets resulting from capital share transactions		144,855		836,092
Total increase in net assets		1,264,014		2,626,287
Net assets
Beginning of period		9,586,391		6,960,104
End of period		$10,850,405		$9,586,391
The accompanying notes are an integral part of these financial statements.

70  |  Target Date Retirement Funds

Statements of changes in net assets
	Dynamic Target 2045 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 81,179		$ 115,081
Payment from affiliate		0		1,821
Net realized gains on investments		919,243		303,630
Net change in unrealized gains (losses) on investments		(25,163)		1,232,915
Net increase in net assets resulting from operations		975,259		1,653,447
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(8,119)
Class C		0		(1,435)
Class R4		0		(2,023)
Class R6		0		(118,025)
Total distributions to shareholders		0		(129,602)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	5,980	77,778	27,914	316,550
Class C	161	2,098	583	6,107
Class R6	17,514	228,322	16,337	174,096
		308,198		496,753
Reinvestment of distributions
Class A	0	0	546	6,380
Class C	0	0	15	180
Class R6	0	0	1,463	17,239
		0		23,799
Payment for shares redeemed
Class A	(12,893)	(166,470)	(5,443)	(57,498)
Class C	0	0	(3)	(40)
Class R6	(17,541)	(231,793)	(6,182)	(63,617)
		(398,263)		(121,155)
Net increase (decrease) in net assets resulting from capital share transactions		(90,065)		399,397
Total increase in net assets		885,194		1,923,242
Net assets
Beginning of period		7,967,106		6,043,864
End of period		$8,852,300		$7,967,106
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  71

Statements of changes in net assets
	Dynamic Target 2050 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 73,304		$ 100,934
Payment from affiliate		0		1,735
Net realized gains on investments		860,833		277,077
Net change in unrealized gains (losses) on investments		(27,345)		1,145,983
Net increase in net assets resulting from operations		906,792		1,525,729
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(5,026)
Class C		0		(1,340)
Class R4		0		(1,983)
Class R6		0		(105,760)
Total distributions to shareholders		0		(114,109)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	8,838	116,307	8,242	87,395
Class C	5	58	263	2,625
Class R6	12,432	161,692	16,652	181,746
		278,057		271,766
Reinvestment of distributions
Class A	0	0	283	3,307
Class C	0	0	10	115
Class R6	0	0	584	6,866
		0		10,288
Payment for shares redeemed
Class A	(5,040)	(66,672)	(3,419)	(36,122)
Class C	0	0	(2)	(20)
Class R6	(4,001)	(54,185)	(3,000)	(33,593)
		(120,857)		(69,735)
Net increase in net assets resulting from capital share transactions		157,200		212,319
Total increase in net assets		1,063,992		1,623,939
Net assets
Beginning of period		6,968,559		5,344,620
End of period		$8,032,551		$6,968,559
The accompanying notes are an integral part of these financial statements.

72  |  Target Date Retirement Funds

Statements of changes in net assets
	Dynamic Target 2055 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 75,708		$ 104,162
Payment from affiliate		0		1,693
Net realized gains on investments		882,101		303,713
Net change in unrealized gains (losses) on investments		(26,501)		1,192,728
Net increase in net assets resulting from operations		931,308		1,602,296
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(5,783)
Class C		0		(1,336)
Class R4		0		(1,972)
Class R6		0		(108,542)
Total distributions to shareholders		0		(117,633)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,327	83,692	11,351	118,670
Class C	457	6,000	971	10,676
Class R6	13,047	171,280	18,055	190,935
		260,972		320,281
Reinvestment of distributions
Class A	0	0	344	4,033
Class C	0	0	7	88
Class R6	0	0	862	10,153
		0		14,274
Payment for shares redeemed
Class A	(4,297)	(56,614)	(1,828)	(19,612)
Class C	0	0	(2)	(20)
Class R6	(1,536)	(20,493)	(4,066)	(40,720)
		(77,107)		(60,352)
Net increase in net assets resulting from capital share transactions		183,865		274,203
Total increase in net assets		1,115,173		1,758,866
Net assets
Beginning of period		7,228,964		5,470,098
End of period		$8,344,137		$7,228,964
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  73

Statements of changes in net assets
	Dynamic Target 2060 Fund
	Six months ended August 31, 2021 (unaudited)		Year ended February 28, 2021
Operations
Net investment income		$ 68,821		$ 96,484
Payment from affiliate		0		1,632
Net realized gains on investments		809,335		256,303
Net change in unrealized gains (losses) on investments		(24,487)		1,081,263
Net increase in net assets resulting from operations		853,669		1,435,682
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(5,036)
Class C		0		(1,275)
Class R4		0		(2,015)
Class R6		0		(101,116)
Total distributions to shareholders		0		(109,442)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,673	60,680	15,065	159,897
Class R6	4,967	65,261	4,305	46,772
		125,941		206,669
Reinvestment of distributions
Class A	0	0	284	3,322
Class R6	0	0	65	761
		0		4,083
Payment for shares redeemed
Class A	(3,409)	(45,955)	(17,452)	(164,974)
Class C	0	0	(1)	(10)
Class R6	(6)	(78)	(223)	(2,332)
		(46,033)		(167,316)
Net increase in net assets resulting from capital share transactions		79,908		43,436
Total increase in net assets		933,577		1,369,676
Net assets
Beginning of period		6,599,544		5,229,868
End of period		$7,533,121		$6,599,544
The accompanying notes are an integral part of these financial statements.

74  |  Target Date Retirement Funds

Financial highlights
Dynamic Target Today Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$11.38	$10.60	$10.11	$10.82	$10.65	$10.06	$10.00
Net investment income	0.10	0.13	0.21 [4]	0.13	0.15	0.12 [4]	0.06
Net realized and unrealized gains (losses) on investments	0.68	1.09	0.50	0.16	0.38	0.65	0.03
Total from investment operations	0.78	1.22	0.71	0.29	0.53	0.77	0.09
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.22)	(0.15)	(0.19)	(0.09)	(0.03)
Net realized gains	0.00	(0.26)	0.00	(0.85)	(0.17)	(0.09)	(0.00)
Total distributions to shareholders	0.00	(0.44)	(0.22)	(1.00)	(0.36)	(0.18)	(0.03)
Net asset value, end of period	$12.16	$11.38	$10.60	$10.11	$10.82	$10.65	$10.06
Total return[5]	6.85%	11.47%	6.95%	3.16%	4.96%	7.97%	0.95%
Ratios to average net assets (annualized)
Gross expenses	2.35% *	2.98% *	3.37% *	4.39% *	4.39% ^	4.67% ^	5.22% ^
Net expenses	0.66% *	0.67% *	0.66% *	0.59% *	0.48% ^	0.53% ^	0.53% ^
Net investment income	1.64% *	1.58% *	1.95% *	1.75% *	1.37%	1.16%	1.31%
Supplemental data
Portfolio turnover rate[6]	52%	87%	39%	48%	94%	97%	66%
Net assets, end of period (000s omitted)	$672	$662	$1,022	$400	$384	$238	$101

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.12%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Calculated based upon average shares outstanding
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  75

Financial highlights
Dynamic Target Today Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class C	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$11.45	$10.56	$10.08	$10.76	$10.58	$10.03	$10.00
Net investment income	0.05	0.08	0.14	0.08	0.07	0.05	0.03
Payment from affiliate	0.00	0.16	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.69	1.05	0.48	0.15	0.38	0.64	0.03
Total from investment operations	0.74	1.29	0.62	0.23	0.45	0.69	0.06
Distributions to shareholders from
Net investment income	0.00	(0.14)	(0.14)	(0.06)	(0.10)	(0.05)	(0.03)
Net realized gains	0.00	(0.26)	0.00	(0.85)	(0.17)	(0.09)	0.00
Total distributions to shareholders	0.00	(0.40)	(0.14)	(0.91)	(0.27)	(0.14)	(0.03)
Net asset value, end of period	$12.19	$11.45	$10.56	$10.08	$10.76	$10.58	$10.03
Total return[4]	6.46%	12.31% [5]	6.11%	2.60%	4.25%	7.12%	0.58%
Ratios to average net assets (annualized)
Gross expenses	2.50% *	3.30% *	4.02% *	5.14% *	5.14% ^	5.45% ^	5.97% ^
Net expenses	1.43% *	1.43% *	1.41% *	1.34% *	1.24% ^	1.28% ^	1.28% ^
Net investment income	0.87% *	0.74% *	1.33% *	0.99% *	0.65%	0.45%	0.56%
Supplemental data
Portfolio turnover rate[6]	52%	87%	39%	48%	94%	97%	66%
Net assets, end of period (000s omitted)	$137	$120	$107	$102	$109	$108	$101

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.11%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.11%
Year ended February 28, 2019[2]	0.11%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had an impact of 1.55% on the total return. See Note 4 in the Notes to Financial Statements for additional information.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

76  |  Target Date Retirement Funds

Financial highlights
Dynamic Target Today Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$11.39	$10.62	$10.10	$10.81	$10.63	$10.07	$10.00
Net investment income	0.11	0.20	0.25	0.16	0.18	0.16	0.08
Net realized and unrealized gains (losses) on investments	0.69	1.05	0.49	0.16	0.38	0.64	0.03
Total from investment operations	0.80	1.25	0.74	0.32	0.56	0.80	0.11
Distributions to shareholders from
Net investment income	0.00	(0.22)	(0.22)	(0.18)	(0.21)	(0.15)	(0.04)
Net realized gains	0.00	(0.26)	0.00	(0.85)	(0.17)	(0.09)	0.00
Total distributions to shareholders	0.00	(0.48)	(0.22)	(1.03)	(0.38)	(0.24)	(0.04)
Net asset value, end of period	$12.19	$11.39	$10.62	$10.10	$10.81	$10.63	$10.07
Total return[4]	7.02%	11.81%	7.33%	3.42%	5.27%	8.21%	1.08%
Ratios to average net assets (annualized)
Gross expenses	2.04% *	2.65% *	3.17% *	4.11% *	4.11% ^	4.42% ^	4.94% ^
Net expenses	0.37% *	0.37% *	0.36% *	0.31% *	0.22% ^	0.22% ^	0.22% ^
Net investment income	1.93% *	1.82% *	2.38% *	2.02% *	1.67%	1.51%	1.62%
Supplemental data
Portfolio turnover rate[5]	52%	87%	39%	48%	94%	97%	66%
Net assets, end of period (000s omitted)	$125	$117	$109	$104	$111	$109	$101

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.08%
Year ended February 28, 2021	0.08%
Year ended February 29, 2020	0.11%
Year ended February 28, 2019[2]	0.11%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  77

Financial highlights
Dynamic Target Today Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$11.39	$10.62	$10.10	$10.82	$10.64	$10.08	$10.00
Net investment income	0.12	0.21	0.27 [4]	0.17	0.20	0.17	0.09
Net realized and unrealized gains (losses) on investments	0.69	1.05	0.49	0.15	0.38	0.65	0.03
Total from investment operations	0.81	1.26	0.76	0.32	0.58	0.82	0.12
Distributions to shareholders from
Net investment income	0.00	(0.23)	(0.24)	(0.19)	(0.23)	(0.17)	(0.04)
Net realized gains	0.00	(0.26)	0.00	(0.85)	(0.17)	(0.09)	0.00
Total distributions to shareholders	0.00	(0.49)	(0.24)	(1.04)	(0.40)	(0.26)	(0.04)
Net asset value, end of period	$12.20	$11.39	$10.62	$10.10	$10.82	$10.64	$10.08
Total return[5]	7.11%	11.96%	7.48%	3.49%	5.42%	8.48%	1.19%
Ratios to average net assets (annualized)
Gross expenses	1.91% *	2.52% *	3.02% *	3.97% *	3.96% ^	4.27% ^	4.79% ^
Net expenses	0.22% *	0.22% *	0.21% *	0.16% *	0.07% ^	0.06% ^	0.07% ^
Net investment income	2.08% *	1.96% *	2.51% *	2.17% *	1.82%	1.67%	1.77%
Supplemental data
Portfolio turnover rate[6]	52%	87%	39%	48%	94%	97%	66%
Net assets, end of period (000s omitted)	$6,514	$6,093	$5,545	$4,785	$5,123	$5,037	$4,654

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.12%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%
Year ended May 31, 2016[3]	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Calculated based upon average shares outstanding
[5]	Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

78  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2015 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$11.41	$10.40	$9.99	$11.06	$10.76	$9.99	$10.00
Net investment income	0.10	0.17	0.22	0.12	0.15 [4]	0.11	0.07
Net realized and unrealized gains (losses) on investments	0.80	1.17	0.41	0.15	0.56	0.86	(0.04)
Total from investment operations	0.90	1.34	0.63	0.27	0.71	0.97	0.03
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.22)	(0.13)	(0.19)	(0.09)	(0.04)
Net realized gains	0.00	(0.15)	0.00	(1.21)	(0.22)	(0.11)	0.00
Total distributions to shareholders	0.00	(0.33)	(0.22)	(1.34)	(0.41)	(0.20)	(0.04)
Net asset value, end of period	$12.31	$11.41	$10.40	$9.99	$11.06	$10.76	$9.99
Total return[5]	7.89%	12.95%	6.22%	3.09%	6.62%	9.95%	0.34%
Ratios to average net assets (annualized)
Gross expenses	2.54% *	3.39% *	3.63% *	4.23% *	4.14% ^	4.42% ^	5.21% ^
Net expenses	0.66% *	0.66% *	0.65% *	0.61% *	0.51% ^	0.51% ^	0.45% ^
Net investment income	1.62% *	1.49% *	2.00% *	1.50% *	1.33%	1.14%	1.16%
Supplemental data
Portfolio turnover rate[6]	51%	87%	38%	45%	82%	81%	38%
Net assets, end of period (000s omitted)	$697	$578	$460	$390	$456	$363	$199

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019[2]	0.12%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Calculated based upon average shares outstanding
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  79

Financial highlights
Dynamic Target 2015 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class C	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$11.48	$10.35	$9.96	$11.01	$10.71	$9.97	$10.00
Net investment income	0.05	0.08	0.13	0.06	0.06	0.04	0.03
Payment from affiliate	0.00	0.17	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.80	1.17	0.42	0.15	0.56	0.85	(0.02)
Total from investment operations	0.85	1.42	0.55	0.21	0.62	0.89	0.01
Distributions to shareholders from
Net investment income	0.00	(0.14)	(0.16)	(0.05)	(0.10)	(0.04)	(0.04)
Net realized gains	0.00	(0.15)	0.00	(1.21)	(0.22)	(0.11)	0.00
Total distributions to shareholders	0.00	(0.29)	(0.16)	(1.26)	(0.32)	(0.15)	(0.04)
Net asset value, end of period	$12.33	$11.48	$10.35	$9.96	$11.01	$10.71	$9.97
Total return[4]	7.40%	13.78% [5]	5.49%	2.46%	5.80%	9.18%	0.07%
Ratios to average net assets (annualized)
Gross expenses	2.69% *	3.74% *	4.19% *	4.97% *	4.89% ^	5.18% ^	5.96% ^
Net expenses	1.43% *	1.43% *	1.42% *	1.36% *	1.27% ^	1.27% ^	1.28% ^
Net investment income	0.86% *	0.73% *	1.26% *	0.76% *	0.52%	0.40%	0.56%
Supplemental data
Portfolio turnover rate[6]	51%	87%	38%	45%	82%	81%	38%
Net assets, end of period (000s omitted)	$126	$117	$105	$101	$112	$109	$100

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.11%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had an impact of 1.66% on the total return. See Note 4 in the Notes to Financial Statements for additional information.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

80  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2015 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$11.41	$10.40	$9.99	$11.07	$10.75	$10.01	$10.00
Net investment income	0.12	0.19	0.24	0.15	0.17	0.15	0.08
Net realized and unrealized gains (losses) on investments	0.79	1.18	0.42	0.14	0.58	0.84	(0.02)
Total from investment operations	0.91	1.37	0.66	0.29	0.75	0.99	0.06
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.25)	(0.16)	(0.21)	(0.14)	(0.05)
Net realized gains	0.00	(0.15)	0.00	(1.21)	(0.22)	(0.11)	0.00
Total distributions to shareholders	0.00	(0.36)	(0.25)	(1.37)	(0.43)	(0.25)	(0.05)
Net asset value, end of period	$12.32	$11.41	$10.40	$9.99	$11.07	$10.75	$10.01
Total return[4]	7.98%	13.27%	6.51%	3.30%	7.01%	10.28%	0.57%
Ratios to average net assets (annualized)
Gross expenses	2.25% *	3.10% *	3.34% *	3.94% *	3.86% ^	4.15% ^	4.93% ^
Net expenses	0.37% *	0.37% *	0.36% *	0.31% *	0.23% ^	0.22% ^	0.22% ^
Net investment income	1.92% *	1.79% *	2.31% *	1.77% *	1.56%	1.45%	1.61%
Supplemental data
Portfolio turnover rate[5]	51%	87%	38%	45%	82%	81%	38%
Net assets, end of period (000s omitted)	$127	$118	$107	$103	$114	$111	$101

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.08%
Year ended February 28, 2021	0.09%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.11%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  81

Financial highlights
Dynamic Target 2015 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$11.42	$10.41	$9.99	$11.07	$10.76	$10.01	$10.00
Net investment income	0.12	0.21	0.26	0.16	0.19	0.16	0.09
Net realized and unrealized gains (losses) on investments	0.80	1.18	0.42	0.15	0.57	0.86	(0.03)
Total from investment operations	0.92	1.39	0.68	0.31	0.76	1.02	0.06
Distributions to shareholders from
Net investment income	0.00	(0.23)	(0.26)	(0.18)	(0.23)	(0.16)	(0.05)
Net realized gains	0.00	(0.15)	0.00	(1.21)	(0.22)	(0.11)	0.00
Total distributions to shareholders	0.00	(0.38)	(0.26)	(1.39)	(0.45)	(0.27)	(0.05)
Net asset value, end of period	$12.34	$11.42	$10.41	$9.99	$11.07	$10.76	$10.01
Total return[4]	8.06%	13.41%	6.77%	3.47%	7.06%	10.44%	0.58%
Ratios to average net assets (annualized)
Gross expenses	2.12% *	2.96% *	3.20% *	3.80% *	3.71% ^	4.00% ^	4.78% ^
Net expenses	0.22% *	0.22% *	0.21% *	0.16% *	0.07% ^	0.06% ^	0.06% ^
Net investment income	2.07% *	1.94% *	2.46% *	1.91% *	1.72%	1.60%	1.77%
Supplemental data
Portfolio turnover rate[5]	51%	87%	38%	45%	82%	81%	38%
Net assets, end of period (000s omitted)	$5,854	$5,417	$4,937	$4,740	$5,253	$5,105	$4,629

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019[2]	0.12%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%
Year ended May 31, 2016[3]	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

82  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2020 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$11.57	$10.28	$9.95	$11.18	$10.78	$9.99	$10.00
Net investment income	0.10	0.14	0.19 [4]	0.11	0.14	0.11 [4]	0.06
Net realized and unrealized gains (losses) on investments	0.91	1.40	0.35	0.18	0.70	0.97	(0.03)
Total from investment operations	1.01	1.54	0.54	0.29	0.84	1.08	0.03
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.21)	(0.12)	(0.19)	(0.12)	(0.04)
Net realized gains	0.00	(0.07)	0.00	(1.40)	(0.25)	(0.17)	0.00
Total distributions to shareholders	0.00	(0.25)	(0.21)	(1.52)	(0.44)	(0.29)	(0.04)
Net asset value, end of period	$12.58	$11.57	$10.28	$9.95	$11.18	$10.78	$9.99
Total return[5]	8.73%	15.03%	5.31%	3.33%	7.80%	11.18%	0.35%
Ratios to average net assets (annualized)
Gross expenses	2.17% *	2.89% *	3.27% *	4.04% *	3.96% ^	4.32% ^	5.21% ^
Net expenses	0.66% *	0.67% *	0.67% *	0.61% *	0.52% ^	0.51% ^	0.54% ^
Net investment income	1.61% *	1.45% *	1.81% *	1.38% *	1.15%	1.09%	1.33%
Supplemental data
Portfolio turnover rate[6]	50%	87%	38%	42%	72%	69%	38%
Net assets, end of period (000s omitted)	$1,632	$1,448	$1,435	$623	$540	$380	$119

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.12%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Calculated based upon average shares outstanding
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  83

Financial highlights
Dynamic Target 2020 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class C	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$11.66	$10.28	$9.95	$11.15	$10.76	$9.96	$10.00
Net investment income	0.05	0.07	0.13	0.06	0.05	0.03	0.03
Payment from affiliate	0.00	0.13	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.92	1.39	0.33	0.17	0.69	0.98	(0.03)
Total from investment operations	0.97	1.59	0.46	0.23	0.74	1.01	0.00
Distributions to shareholders from
Net investment income	0.00	(0.14)	(0.13)	(0.03)	(0.10)	(0.04)	(0.04)
Net realized gains	0.00	(0.07)	0.00	(1.40)	(0.25)	(0.17)	0.00
Total distributions to shareholders	0.00	(0.21)	(0.13)	(1.43)	(0.35)	(0.21)	(0.04)
Net asset value, end of period	$12.63	$11.66	$10.28	$9.95	$11.15	$10.76	$9.96
Total return[4]	8.32%	15.52% [5]	4.61%	2.72%	6.89%	10.39%	0.01%
Ratios to average net assets (annualized)
Gross expenses	2.47% *	3.30% *	3.88% *	4.79% *	4.71% ^	5.09% ^	5.97% ^
Net expenses	1.43% *	1.43% *	1.42% *	1.37% *	1.28% ^	1.28% ^	1.29% ^
Net investment income	0.85% *	0.62% *	1.21% *	0.66% *	0.43%	0.33%	0.53%
Supplemental data
Portfolio turnover rate[6]	50%	87%	38%	42%	72%	69%	38%
Net assets, end of period (000s omitted)	$167	$154	$105	$102	$114	$110	$100

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.11%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.11%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had an impact of 1.33% on the total return. See Note 4 in the Notes to Financial Statements for additional information.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

84  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2020 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$11.64	$10.34	$9.99	$11.22	$10.82	$10.01	$10.00
Net investment income	0.12	0.19	0.24	0.14	0.17	0.14	0.08
Net realized and unrealized gains (losses) on investments	0.92	1.38	0.33	0.17	0.69	0.97	(0.02)
Total from investment operations	1.04	1.57	0.57	0.31	0.86	1.11	0.06
Distributions to shareholders from
Net investment income	0.00	(0.20)	(0.22)	(0.14)	(0.21)	(0.13)	(0.05)
Net realized gains	0.00	(0.07)	0.00	(1.40)	(0.25)	(0.17)	0.00
Total distributions to shareholders	0.00	(0.27)	(0.22)	(1.54)	(0.46)	(0.30)	(0.05)
Net asset value, end of period	$12.68	$11.64	$10.34	$9.99	$11.22	$10.82	$10.01
Total return[4]	8.93%	15.32%	5.62%	3.59%	8.03%	11.60%	0.61%
Ratios to average net assets (annualized)
Gross expenses	1.88% *	2.60% *	3.03% *	3.77% *	3.68% ^	4.06% ^	4.94% ^
Net expenses	0.37% *	0.37% *	0.36% *	0.32% *	0.24% ^	0.23% ^	0.23% ^
Net investment income	1.90% *	1.72% *	2.26% *	1.71% *	1.47%	1.39%	1.59%
Supplemental data
Portfolio turnover rate[5]	50%	87%	38%	42%	72%	69%	38%
Net assets, end of period (000s omitted)	$131	$121	$107	$103	$116	$112	$101

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.09%
Year ended February 28, 2021	0.09%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.11%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  85

Financial highlights
Dynamic Target 2020 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$11.65	$10.34	$9.99	$11.23	$10.82	$10.01	$10.00
Net investment income	0.13	0.20	0.25	0.15	0.18	0.16	0.08
Net realized and unrealized gains (losses) on investments	0.92	1.40	0.34	0.17	0.71	0.97	(0.02)
Total from investment operations	1.05	1.60	0.59	0.32	0.89	1.13	0.06
Distributions to shareholders from
Net investment income	0.00	(0.22)	(0.24)	(0.16)	(0.23)	(0.15)	(0.05)
Net realized gains	0.00	(0.07)	0.00	(1.40)	(0.25)	(0.17)	0.00
Total distributions to shareholders	0.00	(0.29)	(0.24)	(1.56)	(0.48)	(0.32)	(0.05)
Net asset value, end of period	$12.70	$11.65	$10.34	$9.99	$11.23	$10.82	$10.01
Total return[4]	9.01%	15.58%	5.77%	3.65%	8.03%	11.60%	0.61%
Ratios to average net assets (annualized)
Gross expenses	1.75% *	2.46% *	2.90% *	3.63% *	3.53% ^	3.91% ^	4.79% ^
Net expenses	0.22% *	0.22% *	0.21% *	0.17% *	0.08% ^	0.07% ^	0.07% ^
Net investment income	2.05% *	1.87% *	2.40% *	1.86% *	1.63%	1.54%	1.74%
Supplemental data
Portfolio turnover rate[5]	50%	87%	38%	42%	72%	69%	38%
Net assets, end of period (000s omitted)	$6,387	$5,891	$5,118	$4,767	$5,359	$5,165	$4,631

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%
Year ended May 31, 2016[3]	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

86  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2025 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.08	$10.36	$10.10	$11.38	$10.87	$9.94	$10.00
Net investment income	0.09	0.18	0.19	0.10	0.11 [4]	0.09	0.07
Net realized and unrealized gains (losses) on investments	1.11	1.77	0.25	0.12	0.87	1.13	(0.08)
Total from investment operations	1.20	1.95	0.44	0.22	0.98	1.22	(0.01)
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.18)	(0.10)	(0.19)	(0.12)	(0.05)
Net realized gains	0.00	(0.05)	0.00	(1.40)	(0.28)	(0.17)	0.00
Total distributions to shareholders	0.00	(0.23)	(0.18)	(1.50)	(0.47)	(0.29)	(0.05)
Net asset value, end of period	$13.28	$12.08	$10.36	$10.10	$11.38	$10.87	$9.94
Total return[5]	9.93%	18.83%	4.29%	2.76%	9.07%	12.62%	(0.07)%
Ratios to average net assets (annualized)
Gross expenses	1.51% *	2.21% *	2.72% *	3.81% *	4.06% ^	4.75% ^	5.25% ^
Net expenses	0.66% *	0.66% *	0.66% *	0.60% *	0.52% ^	0.49% ^	0.46% ^
Net investment income	1.53% *	1.44% *	1.88% *	1.31% *	1.00%	1.07%	1.09%
Supplemental data
Portfolio turnover rate[6]	50%	85%	37%	41%	62%	58%	38%
Net assets, end of period (000s omitted)	$4,969	$3,744	$2,856	$1,929	$1,497	$510	$188

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.11%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Calculated based upon average shares outstanding
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  87

Financial highlights
Dynamic Target 2025 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class C	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.19	$10.35	$10.10	$11.35	$10.84	$9.91	$10.00
Net investment income	0.05	0.08	0.12	0.05	0.04	0.03	0.02
Payment from affiliate	0.00	0.16	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.10	1.78	0.24	0.12	0.85	1.10	(0.06)
Total from investment operations	1.15	2.02	0.36	0.17	0.89	1.13	(0.04)
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.11)	(0.02)	(0.10)	(0.03)	(0.05)
Net realized gains	0.00	(0.05)	0.00	(1.40)	(0.28)	(0.17)	0.00
Total distributions to shareholders	0.00	(0.18)	(0.11)	(1.42)	(0.38)	(0.20)	(0.05)
Net asset value, end of period	$13.34	$12.19	$10.35	$10.10	$11.35	$10.84	$9.91
Total return[4]	9.43%	19.55% [5]	3.55%	2.17%	8.24%	11.77%	(0.44)%
Ratios to average net assets (annualized)
Gross expenses	1.72% *	2.60% *	3.34% *	4.56% *	4.88% ^	5.55% ^	6.00% ^
Net expenses	1.43% *	1.43% *	1.42% *	1.36% *	1.28% ^	1.29% ^	1.30% ^
Net investment income	0.79% *	0.70% *	1.17% *	0.56% *	0.36%	0.29%	0.52%
Supplemental data
Portfolio turnover rate[6]	50%	85%	37%	41%	62%	58%	38%
Net assets, end of period (000s omitted)	$144	$137	$125	$130	$130	$124	$100

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019[2]	0.12%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had an impact of 1.56% on the total return. See Note 4 in the Notes to Financial Statements for additional information.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

88  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2025 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.15	$10.42	$10.14	$11.42	$10.90	$9.96	$10.00
Net investment income	0.12	0.19	0.24	0.14	0.16	0.14	0.08
Net realized and unrealized gains (losses) on investments	1.10	1.81	0.25	0.11	0.85	1.10	(0.07)
Total from investment operations	1.22	2.00	0.49	0.25	1.01	1.24	0.01
Distributions to shareholders from
Net investment income	0.00	(0.22)	(0.21)	(0.13)	(0.21)	(0.13)	(0.05)
Net realized gains	0.00	(0.05)	0.00	(1.40)	(0.28)	(0.17)	0.00
Total distributions to shareholders	0.00	(0.27)	(0.21)	(1.53)	(0.49)	(0.30)	(0.05)
Net asset value, end of period	$13.37	$12.15	$10.42	$10.14	$11.42	$10.90	$9.96
Total return[4]	10.04%	19.18%	4.68%	2.96%	9.33%	12.84%	0.16%
Ratios to average net assets (annualized)
Gross expenses	1.22% *	1.91% *	2.45% *	3.53% *	3.85% ^	4.52% ^	4.97% ^
Net expenses	0.37% *	0.37% *	0.36% *	0.31% *	0.24% ^	0.23% ^	0.23% ^
Net investment income	1.85% *	1.75% *	2.22% *	1.62% *	1.41%	1.35%	1.58%
Supplemental data
Portfolio turnover rate[5]	50%	85%	37%	41%	62%	58%	38%
Net assets, end of period (000s omitted)	$138	$126	$108	$105	$118	$113	$100

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.12%
Year ended February 28, 2019[2]	0.12%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  89

Financial highlights
Dynamic Target 2025 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.16	$10.43	$10.15	$11.43	$10.91	$9.96	$10.00
Net investment income	0.14	0.20	0.25 [4]	0.15	0.18	0.15	0.08
Net realized and unrealized gains (losses) on investments	1.09	1.81	0.25	0.11	0.85	1.11	(0.06)
Total from investment operations	1.23	2.01	0.50	0.26	1.03	1.26	0.02
Distributions to shareholders from
Net investment income	0.00	(0.23)	(0.22)	(0.14)	(0.23)	(0.14)	(0.06)
Net realized gains	0.00	(0.05)	0.00	(1.40)	(0.28)	(0.17)	0.00
Total distributions to shareholders	0.00	(0.28)	(0.22)	(1.54)	(0.51)	(0.31)	(0.06)
Net asset value, end of period	$13.39	$12.16	$10.43	$10.15	$11.43	$10.91	$9.96
Total return[5]	10.12%	19.33%	4.83%	3.13%	9.48%	13.10%	0.17%
Ratios to average net assets (annualized)
Gross expenses	1.08% *	1.77% *	2.29% *	3.39% *	3.70% ^	4.37%	4.82% ^
Net expenses	0.22% *	0.22% *	0.22% *	0.16% *	0.09% ^	0.08% ^	0.08% ^
Net investment income	1.98% *	1.89% *	2.31% *	1.77% *	1.56%	1.50%	1.73%
Supplemental data
Portfolio turnover rate[6]	50%	85%	37%	41%	62%	58%	38%
Net assets, end of period (000s omitted)	$8,507	$7,958	$6,635	$4,838	$5,451	$5,201	$4,609

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.11%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%
Year ended May 31, 2016[3]	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Calculated based upon average shares outstanding
[5]	Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

90  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2030 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.15	$10.11	$9.94	$11.54	$10.92	$9.91	$10.00
Net investment income	0.10	0.15	0.18	0.11	0.13	0.09	0.06
Net realized and unrealized gains (losses) on investments	1.19	2.09	0.17	0.12	0.98	1.22	(0.10)
Total from investment operations	1.29	2.24	0.35	0.23	1.11	1.31	(0.04)
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.18)	(0.09)	(0.19)	(0.11)	(0.05)
Net realized gains	0.00	(0.04)	0.00	(1.74)	(0.30)	(0.19)	0.00
Total distributions to shareholders	0.00	(0.20)	(0.18)	(1.83)	(0.49)	(0.30)	(0.05)
Net asset value, end of period	$13.44	$12.15	$10.11	$9.94	$11.54	$10.92	$9.91
Total return[4]	10.62%	22.30%	3.40%	2.99%	10.30%	13.72%	(0.34)%
Ratios to average net assets (annualized)
Gross expenses	1.61% *	2.32% *	2.94% *	4.08% *	4.20% ^	4.76% ^	5.29% ^
Net expenses	0.66% *	0.67% *	0.66% *	0.60% *	0.53% ^	0.48% ^	0.45% ^
Net investment income	1.47% *	1.37% *	1.77% *	1.23% *	1.08%	1.04%	1.19%
Supplemental data
Portfolio turnover rate[5]	49%	85%	36%	37%	53%	46%	22%
Net assets, end of period (000s omitted)	$4,668	$3,340	$2,317	$1,010	$917	$543	$173

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  91

Financial highlights
Dynamic Target 2030 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class C	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.24	$10.10	$9.88	$11.52	$10.90	$9.88	$10.00
Net investment income	0.05	0.07	0.12 [4]	0.05	0.03	0.02	0.02
Payment from affiliate	0.00	0.13	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.19	2.10	0.15	0.11	0.99	1.21	(0.09)
Total from investment operations	1.24	2.30	0.27	0.16	1.02	1.23	(0.07)
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.05)	(0.06)	(0.10)	(0.02)	(0.05)
Net realized gains	0.00	(0.04)	0.00	(1.74)	(0.30)	(0.19)	0.00
Total distributions to shareholders	0.00	(0.16)	(0.05)	(1.80)	(0.40)	(0.21)	(0.05)
Net asset value, end of period	$13.48	$12.24	$10.10	$9.88	$11.52	$10.90	$9.88
Total return[5]	10.13%	22.95% [6]	2.74%	2.32%	9.43%	12.86%	(0.70)%
Ratios to average net assets (annualized)
Gross expenses	1.81% *	2.69% *	3.62% *	4.81% *	4.95% ^	5.59% ^	6.03% ^
Net expenses	1.43% *	1.43% *	1.42% *	1.35% *	1.29% ^	1.29% ^	1.30% ^
Net investment income	0.73% *	0.65% *	1.17% *	0.49% *	0.27%	0.24%	0.49%
Supplemental data
Portfolio turnover rate[7]	49%	85%	36%	37%	53%	46%	22%
Net assets, end of period (000s omitted)	$143	$126	$104	$153	$119	$112	$99

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.12%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Calculated based upon average shares outstanding
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had an impact of 1.34% on the total return. See Note 4 in the Notes to Financial Statements for additional information.
[7]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

92  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2030 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.25	$10.18	$9.99	$11.59	$10.96	$9.93	$10.00
Net investment income	0.12	0.19	0.23	0.13	0.15	0.13	0.07
Net realized and unrealized gains (losses) on investments	1.20	2.11	0.16	0.12	0.99	1.21	(0.08)
Total from investment operations	1.32	2.30	0.39	0.25	1.14	1.34	(0.01)
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.20)	(0.11)	(0.21)	(0.12)	(0.06)
Net realized gains	0.00	(0.04)	0.00	(1.74)	(0.30)	(0.19)	0.00
Total distributions to shareholders	0.00	(0.23)	(0.20)	(1.85)	(0.51)	(0.31)	(0.06)
Net asset value, end of period	$13.57	$12.25	$10.18	$9.99	$11.59	$10.96	$9.93
Total return[4]	10.78%	22.70%	3.74%	3.19%	10.53%	13.99%	(0.10)%
Ratios to average net assets (annualized)
Gross expenses	1.33% *	2.04% *	2.70% *	3.80% *	3.92% ^	4.56% ^	5.00% ^
Net expenses	0.37% *	0.37% *	0.36% *	0.31% *	0.25% ^	0.24% ^	0.24% ^
Net investment income	1.79% *	1.70% *	2.17% *	1.51% *	1.32%	1.29%	1.55%
Supplemental data
Portfolio turnover rate[5]	49%	85%	36%	37%	53%	46%	22%
Net assets, end of period (000s omitted)	$141	$127	$106	$104	$120	$114	$100

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.10%
Year ended February 28, 2021	0.10%
Year ended February 29, 2020	0.13%
Year ended February 28, 2019[2]	0.12%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  93

Financial highlights
Dynamic Target 2030 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.26	$10.19	$9.99	$11.60	$10.96	$9.93	$10.00
Net investment income	0.13 [4]	0.16	0.24 [4]	0.14	0.17	0.14	0.08
Net realized and unrealized gains (losses) on investments	1.20	2.16	0.17	0.12	1.00	1.22	(0.09)
Total from investment operations	1.33	2.32	0.41	0.26	1.17	1.36	(0.01)
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.21)	(0.13)	(0.23)	(0.14)	(0.06)
Net realized gains	0.00	(0.04)	0.00	(1.74)	(0.30)	(0.19)	0.00
Total distributions to shareholders	0.00	(0.25)	(0.21)	(1.87)	(0.53)	(0.33)	(0.06)
Net asset value, end of period	$13.59	$12.26	$10.19	$9.99	$11.60	$10.96	$9.93
Total return[5]	10.85%	22.85%	3.99%	3.26%	10.77%	14.15%	(0.09)%
Ratios to average net assets (annualized)
Gross expenses	1.19% *	1.90% *	2.54% *	3.66% *	3.77% ^	4.41% ^	4.85% ^
Net expenses	0.22% *	0.22% *	0.22% *	0.16% *	0.09% ^	0.08% ^	0.09% ^
Net investment income	1.92% *	1.84% *	2.29% *	1.66% *	1.47%	1.440%	1.70%
Supplemental data
Portfolio turnover rate[6]	49%	85%	36%	37%	53%	46%	22%
Net assets, end of period (000s omitted)	$8,835	$7,513	$5,543	$4,775	$5,544	$5,238	$4,597

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%
Year ended May 31, 2016[3]	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Calculated based upon average shares outstanding
[5]	Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

94  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2035 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.22	$9.95	$9.84	$11.66	$10.97	$9.88	$10.00
Net investment income	0.10	0.14	0.18	0.09	0.11	0.09	0.06
Net realized and unrealized gains (losses) on investments	1.23	2.30	0.09	0.14	1.11	1.32	(0.12)
Total from investment operations	1.33	2.44	0.27	0.23	1.22	1.41	(0.06)
Distributions to shareholders from
Net investment income	0.00	(0.17)	(0.16)	(0.08)	(0.19)	(0.11)	(0.06)
Net realized gains	0.00	0.00	0.00	(1.97)	(0.34)	(0.21)	0.00
Total distributions to shareholders	0.00	(0.17)	(0.16)	(2.05)	(0.53)	(0.32)	(0.06)
Net asset value, end of period	$13.55	$12.22	$9.95	$9.84	$11.66	$10.97	$9.88
Total return[4]	10.88%	24.45%	2.65%	3.13%	11.24%	14.74%	(0.62)%
Ratios to average net assets (annualized)
Gross expenses	1.65% *	2.41% *	3.12% *	4.34% *	4.32% ^	4.86% ^	5.32% ^
Net expenses	0.66% *	0.67% *	0.66% *	0.60% *	0.53% ^	0.49% ^	0.55% ^
Net investment income	1.47% *	1.30% *	1.81% *	1.16% *	0.99%	1.05%	1.24%
Supplemental data
Portfolio turnover rate[5]	48%	85%	36%	34%	44%	39%	19%
Net assets, end of period (000s omitted)	$1,847	$1,464	$733	$521	$453	$338	$119

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  95

Financial highlights
Dynamic Target 2035 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class C	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.33	$9.93	$9.83	$11.63	$10.95	$9.84	$10.00
Net investment income	0.05	0.07	0.11	0.03	0.02	0.02	0.02
Payment from affiliate	0.00	0.16	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.24	2.29	0.09	0.14	1.10	1.32	(0.13)
Total from investment operations	1.29	2.52	0.20	0.17	1.12	1.34	(0.11)
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.10)	0.00	(0.10)	(0.02)	(0.05)
Net realized gains	0.00	0.00	0.00	(1.97)	(0.34)	(0.21)	0.00
Total distributions to shareholders	0.00	(0.12)	(0.10)	(1.97)	(0.44)	(0.23)	(0.05)
Net asset value, end of period	$13.62	$12.33	$9.93	$9.83	$11.63	$10.95	$9.84
Total return[4]	10.46%	25.39% [5]	1.99%	2.55%	10.30%	14.02%	(1.08)%
Ratios to average net assets (annualized)
Gross expenses	1.85% *	2.78% *	3.71% *	5.08% *	5.07% ^	5.67% ^	6.06% ^
Net expenses	1.43% *	1.43% *	1.42% *	1.36% *	1.29% ^	1.29% ^	1.30% ^
Net investment income	0.71% *	0.62% *	1.09% *	0.37% *	0.21%	0.21%	0.48%
Supplemental data
Portfolio turnover rate[6]	48%	85%	36%	34%	44%	39%	19%
Net assets, end of period (000s omitted)	$151	$135	$107	$102	$120	$113	$99

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.11%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had an impact of 1.66% on the total return. See Note 4 in the Notes to Financial Statements for additional information.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

96  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2035 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.31	$10.02	$9.89	$11.71	$11.00	$9.89	$10.00
Net investment income	0.12	0.18	0.22	0.12	0.15	0.13	0.07
Net realized and unrealized gains (losses) on investments	1.24	2.30	0.09	0.13	1.11	1.31	(0.12)
Total from investment operations	1.36	2.48	0.31	0.25	1.26	1.44	(0.05)
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.18)	(0.10)	(0.21)	(0.12)	(0.06)
Net realized gains	0.00	0.00	0.00	(1.97)	(0.34)	(0.21)	0.00
Total distributions to shareholders	0.00	(0.19)	(0.18)	(2.07)	(0.55)	(0.33)	(0.06)
Net asset value, end of period	$13.67	$12.31	$10.02	$9.89	$11.71	$11.00	$9.89
Total return[4]	11.05%	24.82%	3.05%	3.34%	11.59%	15.05%	(0.48)%
Ratios to average net assets (annualized)
Gross expenses	1.37% *	2.12% *	2.86% *	4.06% *	4.04% ^	4.64% ^	5.03% ^
Net expenses	0.37% *	0.37% *	0.36% *	0.31% *	0.25% ^	0.24% ^	0.24% ^
Net investment income	1.77% *	1.68% *	2.15% *	1.42% *	1.26%	1.26%	1.54%
Supplemental data
Portfolio turnover rate[5]	48%	85%	36%	34%	44%	39%	19%
Net assets, end of period (000s omitted)	$142	$128	$104	$103	$122	$114	$99

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.11%
Year ended February 28, 2021	0.11%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  97

Financial highlights
Dynamic Target 2035 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.32	$10.02	$9.89	$11.72	$11.01	$9.89	$10.00
Net investment income	0.13	0.19	0.23 [4]	0.13	0.16	0.14	0.08
Net realized and unrealized gains (losses) on investments	1.25	2.32	0.10	0.13	1.12	1.33	(0.13)
Total from investment operations	1.38	2.51	0.33	0.26	1.28	1.47	(0.05)
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.20)	(0.12)	(0.23)	(0.14)	(0.06)
Net realized gains	0.00	0.00	0.00	(1.97)	(0.34)	(0.21)	0.00
Total distributions to shareholders	0.00	(0.21)	(0.20)	(2.09)	(0.57)	(0.35)	(0.06)
Net asset value, end of period	$13.70	$12.32	$10.02	$9.89	$11.72	$11.01	$9.89
Total return[5]	11.20%	25.09%	3.19%	3.41%	11.73%	15.31%	(0.46)%
Ratios to average net assets (annualized)
Gross expenses	1.23% *	1.96% *	2.66% *	3.91% *	3.89% ^	4.49% ^	4.88% ^
Net expenses	0.22% *	0.22% *	0.22% *	0.16% *	0.09% ^	0.08% ^	0.08% ^
Net investment income	1.92% *	1.81% *	2.22% *	1.57% *	1.41%	1.41%	1.69%
Supplemental data
Portfolio turnover rate[6]	48%	85%	36%	34%	44%	39%	19%
Net assets, end of period (000s omitted)	$10,454	$9,185	$6,780	$4,734	$5,608	$5,270	$4,580

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%
Year ended May 31, 2016[3]	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Calculated based upon average shares outstanding
[5]	Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

98  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2040 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.08	$9.83	$9.77	$11.74	$11.00	$9.85	$10.00
Net investment income	0.10	0.15	0.16	0.08	0.09	0.09	0.06
Net realized and unrealized gains (losses) on investments	1.28	2.27	0.08	0.11	1.20	1.37	(0.15)
Total from investment operations	1.38	2.42	0.24	0.19	1.29	1.46	(0.09)
Distributions to shareholders from
Net investment income	0.00	(0.17)	(0.18)	(0.06)	(0.20)	(0.11)	(0.06)
Net realized gains	0.00	0.00	0.00	(2.10)	(0.35)	(0.20)	0.00
Total distributions to shareholders	0.00	(0.17)	(0.18)	(2.16)	(0.55)	(0.31)	(0.06)
Net asset value, end of period	$13.46	$12.08	$9.83	$9.77	$11.74	$11.00	$9.85
Total return[4]	11.42%	24.64%	2.33%	2.80%	11.79%	15.34%	(0.90)%
Ratios to average net assets (annualized)
Gross expenses	1.75% *	2.63% *	3.57% *	4.11% *	3.93% ^	4.46% ^	5.33% ^
Net expenses	0.67% *	0.68% *	0.67% *	0.63% *	0.54% ^	0.51% ^	0.53% ^
Net investment income	1.48% *	1.30% *	1.62% *	0.99% *	1.02%	1.01%	1.22%
Supplemental data
Portfolio turnover rate[5]	47%	87%	36%	32%	40%	33%	15%
Net assets, end of period (000s omitted)	$3,742	$3,279	$1,858	$454	$472	$307	$157

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  99

Financial highlights
Dynamic Target 2040 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class C	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.19	$9.81	$9.76	$11.72	$10.98	$9.82	$10.00
Net investment income	0.05	0.06	0.11	0.02	0.02	0.02	0.02
Payment from affiliate	0.00	0.16	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.29	2.28	0.05	0.12	1.17	1.36	(0.15)
Total from investment operations	1.34	2.50	0.16	0.14	1.19	1.38	(0.13)
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.11)	0.00	(0.10)	(0.02)	(0.05)
Net realized gains	0.00	0.00	0.00	(2.10)	(0.35)	(0.20)	0.00
Total distributions to shareholders	0.00	(0.12)	(0.11)	(2.10)	(0.45)	(0.22)	(0.05)
Net asset value, end of period	$13.53	$12.19	$9.81	$9.76	$11.72	$10.98	$9.82
Total return[4]	10.99%	25.52% [5]	1.53%	2.30%	10.88%	14.52%	(1.25)%
Ratios to average net assets (annualized)
Gross expenses	1.94% *	3.00% *	4.35% *	4.85% *	4.70% ^	5.25% ^	6.07% ^
Net expenses	1.43% *	1.43% *	1.42% *	1.38% *	1.29% ^	1.30% ^	1.30% ^
Net investment income	0.73% *	0.59% *	1.05% *	0.25% *	0.16%	0.18%	0.47%
Supplemental data
Portfolio turnover rate[6]	47%	87%	36%	32%	40%	33%	15%
Net assets, end of period (000s omitted)	$147	$130	$101	$100	$120	$113	$99

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.11%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had an impact of 1.64% on the total return. See Note 4 in the Notes to Financial Statements for additional information.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

100  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2040 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.19	$9.91	$9.83	$11.80	$11.04	$9.86	$10.00
Net investment income	0.12	0.18	0.22	0.11	0.14	0.13	0.07
Net realized and unrealized gains (losses) on investments	1.30	2.29	0.05	0.11	1.18	1.37	(0.15)
Total from investment operations	1.42	2.47	0.27	0.22	1.32	1.50	(0.08)
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.19)	(0.09)	(0.21)	(0.12)	(0.06)
Net realized gains	0.00	0.00	0.00	(2.10)	(0.35)	(0.20)	0.00
Total distributions to shareholders	0.00	(0.19)	(0.19)	(2.19)	(0.56)	(0.32)	(0.06)
Net asset value, end of period	$13.61	$12.19	$9.91	$9.83	$11.80	$11.04	$9.86
Total return[4]	11.65%	24.98%	2.61%	3.06%	12.07%	15.78%	(0.76)%
Ratios to average net assets (annualized)
Gross expenses	1.46% *	2.36% *	3.31% *	3.82% *	3.67% ^	4.22% ^	5.04% ^
Net expenses	0.37% *	0.37% *	0.36% *	0.34% *	0.25% ^	0.24% ^	0.24% ^
Net investment income	1.79% *	1.65% *	2.10% *	1.29% *	1.21%	1.24%	1.53%
Supplemental data
Portfolio turnover rate[5]	47%	87%	36%	32%	40%	33%	15%
Net assets, end of period (000s omitted)	$141	$127	$103	$102	$123	$115	$99

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.11%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.14%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  101

Financial highlights
Dynamic Target 2040 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.20	$9.92	$9.84	$11.81	$11.04	$9.87	$10.00
Net investment income	0.13	0.19	0.23	0.12	0.16	0.14	0.08
Net realized and unrealized gains (losses) on investments	1.30	2.30	0.06	0.12	1.19	1.36	(0.14)
Total from investment operations	1.43	2.49	0.29	0.24	1.35	1.50	(0.06)
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.21)	(0.11)	(0.23)	(0.13)	(0.07)
Net realized gains	0.00	0.00	0.00	(2.10)	(0.35)	(0.20)	0.00
Total distributions to shareholders	0.00	(0.21)	(0.21)	(2.21)	(0.58)	(0.33)	(0.07)
Net asset value, end of period	$13.63	$12.20	$9.92	$9.84	$11.81	$11.04	$9.87
Total return[4]	11.72%	25.12%	2.75%	3.24%	12.31%	15.82%	(0.64)%
Ratios to average net assets (annualized)
Gross expenses	1.32% *	2.20% *	3.15% *	3.67% *	3.52% ^	4.07% ^	4.90% ^
Net expenses	0.22% *	0.22% *	0.21% *	0.19% *	0.10% ^	0.09% ^	0.09% ^
Net investment income	1.94% *	1.80% *	2.24% *	1.44% *	1.36%	1.39%	1.69%
Supplemental data
Portfolio turnover rate[5]	47%	87%	36%	32%	40%	33%	15%
Net assets, end of period (000s omitted)	$6,820	$6,050	$4,897	$4,707	$5,651	$5,285	$4,571

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%
Year ended May 31, 2016[3]	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

102  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2045 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.11	$9.72	$9.73	$11.79	$11.02	$9.86	$10.00
Net investment income	0.10	0.15	0.16	0.08	0.12	0.08	0.06
Net realized and unrealized gains (losses) on investments	1.36	2.41	0.00 [4]	0.08	1.20	1.41	(0.14)
Total from investment operations	1.46	2.56	0.16	0.16	1.32	1.49	(0.08)
Distributions to shareholders from
Net investment income	0.00	(0.17)	(0.17)	(0.07)	(0.19)	(0.10)	(0.06)
Net realized gains	0.00	0.00	0.00	(2.15)	(0.36)	(0.23)	0.00
Total distributions to shareholders	0.00	(0.17)	(0.17)	(2.22)	(0.55)	(0.33)	(0.06)
Net asset value, end of period	$13.57	$12.11	$9.72	$9.73	$11.79	$11.02	$9.86
Total return[5]	12.06%	26.37%	1.53%	2.62%	12.06%	15.64%	(0.79)%
Ratios to average net assets (annualized)
Gross expenses	1.96% *	2.96% *	3.61% *	4.18% *	4.09% ^	4.58% ^	5.36% ^
Net expenses	0.67% *	0.67% *	0.66% *	0.61% *	0.54% ^	0.51% ^	0.53% ^
Net investment income	1.54% *	1.26% *	1.72% *	0.97% *	0.90%	0.98%	1.23%
Supplemental data
Portfolio turnover rate[6]	46%	86%	36%	31%	35%	31%	14%
Net assets, end of period (000s omitted)	$796	$794	$414	$329	$327	$221	$121

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.14%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  103

Financial highlights
Dynamic Target 2045 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class C	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.19	$9.68	$9.71	$11.75	$10.99	$9.83	$10.00
Net investment income	0.05	0.06	0.10	0.02	0.02	0.02	0.02
Payment from affiliate	0.00	0.15	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.37	2.42	(0.01)	0.09	1.20	1.39	(0.14)
Total from investment operations	1.42	2.63	0.09	0.11	1.22	1.41	(0.12)
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.12)	0.00	(0.10)	(0.02)	(0.05)
Net realized gains	0.00	0.00	0.00	(2.15)	(0.36)	(0.23)	0.00
Total distributions to shareholders	0.00	(0.12)	(0.12)	(2.15)	(0.46)	(0.25)	(0.05)
Net asset value, end of period	$13.61	$12.19	$9.68	$9.71	$11.75	$10.99	$9.83
Total return[4]	11.65%	27.23% [5]	0.78%	2.06%	11.18%	14.74%	(1.15)%
Ratios to average net assets (annualized)
Gross expenses	2.23% *	3.38% *	4.19% *	4.92% *	4.84% ^	5.37% ^	6.10% ^
Net expenses	1.43% *	1.43% *	1.42% *	1.36% *	1.29% ^	1.30% ^	1.30% ^
Net investment income	0.75% *	0.56% *	1.00% *	0.21% *	0.15%	0.17%	0.48%
Supplemental data
Portfolio turnover rate[6]	46%	86%	36%	31%	35%	31%	14%
Net assets, end of period (000s omitted)	$164	$145	$109	$102	$121	$113	$99

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had an impact of 1.60% on the total return. See Note 4 in the Notes to Financial Statements for additional information.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

104  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2045 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.20	$9.78	$9.78	$11.83	$11.05	$9.88	$10.00
Net investment income	0.12	0.17	0.21	0.11	0.14	0.13	0.07
Net realized and unrealized gains (losses) on investments	1.37	2.44	(0.01)	0.08	1.22	1.39	(0.13)
Total from investment operations	1.49	2.61	0.20	0.19	1.36	1.52	(0.06)
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.20)	(0.09)	(0.22)	(0.12)	(0.06)
Net realized gains	0.00	0.00	0.00	(2.15)	(0.36)	(0.23)	0.00
Total distributions to shareholders	0.00	(0.19)	(0.20)	(2.24)	(0.58)	(0.35)	(0.06)
Net asset value, end of period	$13.69	$12.20	$9.78	$9.78	$11.83	$11.05	$9.88
Total return[4]	12.21%	26.80%	1.83%	2.81%	12.36%	15.88%	(0.55)%
Ratios to average net assets (annualized)
Gross expenses	1.67% *	2.68% *	3.34% *	3.89% *	3.81% ^	4.34% ^	5.07% ^
Net expenses	0.37% *	0.37% *	0.36% *	0.32% *	0.25% ^	0.24% ^	0.24% ^
Net investment income	1.81% *	1.63% *	2.06% *	1.25% *	1.19%	1.23%	1.54%
Supplemental data
Portfolio turnover rate[5]	46%	86%	36%	31%	35%	31%	14%
Net assets, end of period (000s omitted)	$142	$127	$102	$102	$123	$115	$99

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.12%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  105

Financial highlights
Dynamic Target 2045 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.21	$9.79	$9.79	$11.84	$11.06	$9.88	$10.00
Net investment income	0.13	0.19	0.22 [4]	0.12	0.16	0.14	0.08
Net realized and unrealized gains (losses) on investments	1.38	2.44	(0.01)	0.08	1.21	1.40	(0.13)
Total from investment operations	1.51	2.63	0.21	0.20	1.37	1.54	(0.05)
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.21)	(0.10)	(0.23)	(0.13)	(0.07)
Net realized gains	0.00	0.00	0.00	(2.15)	(0.36)	(0.23)	0.00
Total distributions to shareholders	0.00	(0.21)	(0.21)	(2.25)	(0.59)	(0.36)	(0.07)
Net asset value, end of period	$13.72	$12.21	$9.79	$9.79	$11.84	$11.05	$9.88
Total return[5]	12.37%	26.94%	1.97%	2.97%	12.51%	16.14%	(0.53)%
Ratios to average net assets (annualized)
Gross expenses	1.52% *	2.54% *	3.18% *	3.75% *	3.66% ^	4.19% ^	4.92% ^
Net expenses	0.22% *	0.22% *	0.21% *	0.17% *	0.10% ^	0.09% ^	0.09% ^
Net investment income	1.96% *	1.78% *	2.18% *	1.40% *	1.35%	1.38%	1.69%
Supplemental data
Portfolio turnover rate[6]	46%	86%	36%	31%	35%	31%	14%
Net assets, end of period (000s omitted)	$7,750	$6,901	$5,419	$4,695	$5,679	$5,303	$4,576

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.14%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%
Year ended May 31, 2016[3]	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Calculated based upon average shares outstanding
[5]	Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

106  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2050 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.14	$9.66	$9.73	$11.80	$11.03	$9.86	$10.00
Net investment income	0.10	0.13	0.17	0.07	0.11	0.09	0.06
Net realized and unrealized gains (losses) on investments	1.44	2.52	(0.06)	0.06	1.22	1.40	(0.14)
Total from investment operations	1.54	2.65	0.11	0.13	1.33	1.49	(0.08)
Distributions to shareholders from
Net investment income	0.00	(0.17)	(0.18)	(0.05)	(0.20)	(0.09)	(0.06)
Net realized gains	0.00	0.00	0.00	(2.15)	(0.36)	(0.23)	0.00
Total distributions to shareholders	0.00	(0.17)	(0.18)	(2.20)	(0.56)	(0.32)	(0.06)
Net asset value, end of period	$13.68	$12.14	$9.66	$9.73	$11.80	$11.03	$9.86
Total return[4]	12.69%	27.59%	1.01%	2.37%	12.16%	15.65%	(0.78)%
Ratios to average net assets (annualized)
Gross expenses	2.24% *	3.27% *	3.67% *	4.34% *	4.26% ^	4.80% ^	5.25% ^
Net expenses	0.67% *	0.67% *	0.66% *	0.60% *	0.54% ^	0.53% ^	0.53% ^
Net investment income	1.49% *	1.28% *	1.72% *	0.96% *	0.83%	0.91%	1.22%
Supplemental data
Portfolio turnover rate[5]	44%	85%	36%	31%	35%	31%	14%
Net assets, end of period (000s omitted)	$482	$382	$254	$198	$256	$134	$108

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  107

Financial highlights
Dynamic Target 2050 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class C	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.19	$9.59	$9.68	$11.76	$10.99	$9.83	$10.00
Net investment income	0.05	0.06	0.10	0.02	0.02	0.02	0.02
Payment from affiliate	0.00	0.15	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.44	2.51	(0.06)	0.05	1.21	1.39	(0.14)
Total from investment operations	1.49	2.72	0.04	0.07	1.23	1.41	(0.12)
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.13)	0.00	(0.10)	(0.02)	(0.05)
Net realized gains	0.00	0.00	0.00	(2.15)	(0.36)	(0.23)	0.00
Total distributions to shareholders	0.00	(0.12)	(0.13)	(2.15)	(0.46)	(0.25)	(0.05)
Net asset value, end of period	$13.68	$12.19	$9.59	$9.68	$11.76	$10.99	$9.83
Total return[4]	12.22%	28.40% [5]	0.26%	1.77%	11.33%	14.77%	(1.15)%
Ratios to average net assets (annualized)
Gross expenses	2.51% *	3.67% *	4.42% *	5.09% *	5.02% ^	5.56% ^	6.00% ^
Net expenses	1.43% *	1.43% *	1.42% *	1.35% *	1.29% ^	1.29% ^	1.30% ^
Net investment income	0.75% *	0.54% *	0.99% *	0.21% *	0.15%	0.18%	0.48%
Supplemental data
Portfolio turnover rate[6]	44%	85%	36%	31%	35%	31%	14%
Net assets, end of period (000s omitted)	$155	$138	$106	$102	$121	$113	$99

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.62% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

108  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2050 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.20	$9.69	$9.76	$11.83	$11.05	$9.88	$10.00
Net investment income	0.12	0.17	0.21	0.10	0.14	0.13	0.07
Net realized and unrealized gains (losses) on investments	1.44	2.53	(0.07)	0.06	1.22	1.39	(0.13)
Total from investment operations	1.56	2.70	0.14	0.16	1.36	1.52	(0.05)
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.21)	(0.08)	(0.22)	(0.12)	(0.06)
Net realized gains	0.00	0.00	0.00	(2.15)	(0.36)	(0.23)	0.00
Total distributions to shareholders	0.00	(0.19)	(0.21)	(2.23)	(0.58)	(0.35)	(0.06)
Net asset value, end of period	$13.76	$12.20	$9.69	$9.76	$11.83	$11.05	$9.88
Total return[4]	12.79%	27.95%	1.22%	2.67%	12.42%	15.90%	(0.55)%
Ratios to average net assets (annualized)
Gross expenses	1.97% *	3.00% *	3.39% *	4.06% *	3.99% ^	4.53% ^	4.97% ^
Net expenses	0.37% *	0.37% *	0.36% *	0.30% *	0.25% ^	0.24% ^	0.24% ^
Net investment income	1.81% *	1.61% *	2.05% *	1.25% *	1.19%	1.23%	1.53%
Supplemental data
Portfolio turnover rate[5]	44%	85%	36%	31%	35%	31%	14%
Net assets, end of period (000s omitted)	$143	$127	$101	$102	$123	$115	$99

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  109

Financial highlights
Dynamic Target 2050 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.21	$9.70	$9.76	$11.84	$11.06	$9.88	$10.00
Net investment income	0.13	0.18	0.22	0.12	0.16	0.14	0.08
Net realized and unrealized gains (losses) on investments	1.44	2.54	(0.06)	0.05	1.21	1.40	(0.13)
Total from investment operations	1.57	2.72	0.16	0.17	1.37	1.54	(0.05)
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.22)	(0.10)	(0.23)	(0.13)	(0.07)
Net realized gains	0.00	0.00	0.00	(2.15)	(0.36)	(0.23)	0.00
Total distributions to shareholders	0.00	(0.21)	(0.22)	(2.25)	(0.59)	(0.36)	(0.07)
Net asset value, end of period	$13.78	$12.21	$9.70	$9.76	$11.84	$11.06	$9.88
Total return[4]	12.86%	28.09%	1.47%	2.75%	12.56%	16.17%	(0.53)%
Ratios to average net assets (annualized)
Gross expenses	1.82% *	2.85% *	3.25% *	3.92% *	3.84% ^	4.38% ^	4.82% ^
Net expenses	0.22% *	0.22% *	0.21% *	0.15% *	0.10% ^	0.09% ^	0.09% ^
Net investment income	1.96% *	1.75% *	2.19% *	1.40% *	1.35%	1.39%	1.69%
Supplemental data
Portfolio turnover rate[5]	44%	85%	36%	31%	35%	31%	14%
Net assets, end of period (000s omitted)	$7,253	$6,322	$4,884	$4,682	$5,681	$5,304	$4,576

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.17%
Year ended February 28, 2019[2]	0.14%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%
Year ended May 31, 2016[3]	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

110  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2055 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.19	$9.66	$9.73	$11.80	$11.03	$9.87	$10.00
Net investment income	0.10	0.12	0.15	0.08	0.11	0.09	0.06
Net realized and unrealized gains (losses) on investments	1.43	2.58	(0.04)	0.05	1.22	1.39	(0.13)
Total from investment operations	1.53	2.70	0.11	0.13	1.33	1.48	(0.07)
Distributions to shareholders from
Net investment income	0.00	(0.17)	(0.18)	(0.05)	(0.19)	(0.09)	(0.06)
Net realized gains	0.00	0.00	0.00	(2.15)	(0.37)	(0.23)	0.00
Total distributions to shareholders	0.00	(0.17)	(0.18)	(2.20)	(0.56)	(0.32)	(0.06)
Net asset value, end of period	$13.72	$12.19	$9.66	$9.73	$11.80	$11.03	$9.87
Total return[4]	12.55%	28.00%	0.95%	2.37%	12.10%	15.56%	(0.68)%
Ratios to average net assets (annualized)
Gross expenses	2.18% *	3.28% *	3.82% *	4.31% *	4.18% ^	4.67% ^	5.23% ^
Net expenses	0.67% *	0.68% *	0.67% *	0.61% *	0.54% ^	0.54% ^	0.54% ^
Net investment income	1.49% *	1.23% *	1.68% *	0.95% *	0.89%	0.90%	1.21%
Supplemental data
Portfolio turnover rate[5]	44%	85%	36%	31%	34%	31%	14%
Net assets, end of period (000s omitted)	$502	$422	$239	$161	$170	$134	$103

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  111

Financial highlights
Dynamic Target 2055 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class C	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.24	$9.59	$9.67	$11.75	$10.99	$9.84	$10.00
Net investment income	0.05	0.06	0.10	0.02	0.02	0.02	0.02
Payment from affiliate	0.00	0.15	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.43	2.56	(0.06)	0.05	1.21	1.38	(0.13)
Total from investment operations	1.48	2.77	0.04	0.07	1.23	1.40	(0.11)
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.12)	0.00	(0.10)	(0.02)	(0.05)
Net realized gains	0.00	0.00	0.00	(2.15)	(0.37)	(0.23)	0.00
Total distributions to shareholders	0.00	(0.12)	(0.12)	(2.15)	(0.47)	(0.25)	(0.05)
Net asset value, end of period	$13.72	$12.24	$9.59	$9.67	$11.75	$10.99	$9.84
Total return[4]	12.09%	28.94% [5]	0.26%	1.77%	11.25%	14.68%	(1.05)%
Ratios to average net assets (annualized)
Gross expenses	2.43% *	3.67% *	4.40% *	5.04% *	4.93% ^	5.42% ^	5.98% ^
Net expenses	1.43% *	1.43% *	1.42% *	1.36% *	1.29% ^	1.30% ^	1.30% ^
Net investment income	0.75% *	0.53% *	0.99% *	0.18% *	0.15%	0.17%	0.47%
Supplemental data
Portfolio turnover rate[6]	44%	85%	36%	31%	34%	31%	14%
Net assets, end of period (000s omitted)	$163	$139	$100	$100	$121	$113	$99

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.56% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

112  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2055 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.25	$9.69	$9.75	$11.83	$11.05	$9.88	$10.00
Net investment income	0.12	0.17	0.21	0.10	0.14	0.13	0.07
Net realized and unrealized gains (losses) on investments	1.43	2.58	(0.07)	0.05	1.23	1.39	(0.13)
Total from investment operations	1.55	2.75	0.14	0.15	1.37	1.52	(0.06)
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.20)	(0.08)	(0.22)	(0.12)	(0.06)
Net realized gains	0.00	0.00	0.00	(2.15)	(0.37)	(0.23)	0.00
Total distributions to shareholders	0.00	(0.19)	(0.20)	(2.23)	(0.59)	(0.35)	(0.06)
Net asset value, end of period	$13.80	$12.25	$9.69	$9.75	$11.83	$11.05	$9.88
Total return[4]	12.65%	28.45%	1.24%	2.58%	12.44%	15.94%	(0.55)%
Ratios to average net assets (annualized)
Gross expenses	1.91% *	3.01% *	3.55% *	4.02% *	3.90% ^	4.39% ^	4.95% ^
Net expenses	0.37% *	0.37% *	0.36% *	0.32% *	0.25% ^	0.24% ^	0.24% ^
Net investment income	1.81% *	1.61% *	2.04% *	1.23% *	1.19%	1.23%	1.53%
Supplemental data
Portfolio turnover rate[5]	44%	85%	36%	31%	34%	31%	14%
Net assets, end of period (000s omitted)	$144	$128	$101	$102	$123	$115	$99

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  113

Financial highlights
Dynamic Target 2055 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.25	$9.69	$9.75	$11.84	$11.06	$9.89	$10.00
Net investment income	0.13	0.18	0.22 [4]	0.12	0.16	0.14	0.08
Net realized and unrealized gains (losses) on investments	1.44	2.59	(0.07)	0.04	1.22	1.39	(0.12)
Total from investment operations	1.57	2.77	0.15	0.16	1.38	1.53	(0.04)
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.21)	(0.10)	(0.23)	(0.13)	(0.07)
Net realized gains	0.00	0.00	0.00	(2.15)	(0.37)	(0.23)	0.00
Total distributions to shareholders	0.00	(0.21)	(0.21)	(2.25)	(0.60)	(0.35)	(0.07)
Net asset value, end of period	$13.82	$12.25	$9.69	$9.75	$11.84	$11.06	$9.89
Total return[5]	12.82%	28.62%	1.38%	2.70%	12.58%	16.08%	(0.43)%
Ratios to average net assets (annualized)
Gross expenses	1.76% *	2.86% *	3.41% *	3.87% *	3.75% ^	4.25% ^	4.80% ^
Net expenses	0.22% *	0.22% *	0.21% *	0.17% *	0.10% ^	0.09% ^	0.09% ^
Net investment income	1.96% *	1.75% *	2.18% *	1.38% *	1.34%	1.38%	1.69%
Supplemental data
Portfolio turnover rate[6]	44%	85%	36%	31%	34%	31%	14%
Net assets, end of period (000s omitted)	$7,536	$6,540	$5,031	$4,678	$5,679	$5,305	$4,579

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.17%
Year ended February 28, 2019[2]	0.14%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%
Year ended May 31, 2016[3]	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Calculated based upon average shares outstanding
[5]	Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

114  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2060 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class A	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.13	$9.66	$9.74	$11.79	$11.03	$9.88	$10.00
Net investment income	0.11	0.12	0.17 [4]	0.08	0.09	0.09	0.06
Net realized and unrealized gains (losses) on investments	1.42	2.51	(0.05)	0.06	1.23	1.39	(0.12)
Total from investment operations	1.53	2.63	0.12	0.14	1.32	1.48	(0.06)
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.20)	(0.06)	(0.20)	(0.09)	(0.06)
Net realized gains	0.00	0.00	0.00	(2.13)	(0.36)	(0.24)	0.00
Total distributions to shareholders	0.00	(0.16)	(0.20)	(2.19)	(0.56)	(0.33)	(0.06)
Net asset value, end of period	$13.66	$12.13	$9.66	$9.74	$11.79	$11.03	$9.88
Total return[5]	12.61%	27.34%	1.01%	2.40%	12.12%	15.57%	(0.58)%
Ratios to average net assets (annualized)
Gross expenses	2.29% *	3.37% *	3.64% *	4.30% *	4.22% ^	4.80% ^	5.24% ^
Net expenses	0.67% *	0.67% *	0.66% *	0.59% *	0.53% ^	0.55% ^	0.55% ^
Net investment income	1.50% *	1.29% *	1.67% *	0.97% *	1.03%	0.92%	1.22%
Supplemental data
Portfolio turnover rate[6]	44%	85%	36%	31%	36%	30%	14%
Net assets, end of period (000s omitted)	$476	$407	$345	$290	$261	$127	$101

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.16%
Year ended February 28, 2019[2]	0.14%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Calculated based upon average shares outstanding
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  115

Financial highlights
Dynamic Target 2060 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class C	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.22	$9.62	$9.72	$11.76	$10.99	$9.85	$10.00
Net investment income	0.05	0.06	0.10	0.02	0.02	0.02	0.02
Payment from affiliate	0.00	0.16	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.44	2.50	(0.07)	0.07	1.21	1.38	(0.12)
Total from investment operations	1.49	2.72	0.03	0.09	1.23	1.40	(0.10)
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.13)	0.00	(0.10)	(0.02)	(0.05)
Net realized gains	0.00	0.00	0.00	(2.13)	(0.36)	(0.24)	0.00
Total distributions to shareholders	0.00	(0.12)	(0.13)	(2.13)	(0.46)	(0.26)	(0.05)
Net asset value, end of period	$13.71	$12.22	$9.62	$9.72	$11.76	$10.99	$9.85
Total return[4]	12.19%	28.36% [5]	0.16%	1.89%	11.28%	14.69%	(0.94)%
Ratios to average net assets (annualized)
Gross expenses	2.51% *	3.75% *	4.22% *	5.04% *	4.99% ^	5.55% ^	5.99% ^
Net expenses	1.43% *	1.43% *	1.42% *	1.35% *	1.29% ^	1.30% ^	1.30% ^
Net investment income	0.75% *	0.55% *	0.99% *	0.20% *	0.15%	0.17%	0.48%
Supplemental data
Portfolio turnover rate[6]	44%	85%	36%	31%	36%	30%	14%
Net assets, end of period (000s omitted)	$141	$126	$99	$100	$121	$113	$99

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the year ended February 28, 2021, the Fund received a payment from an affiliate which had a 1.66% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

116  |  Target Date Retirement Funds

Financial highlights
Dynamic Target 2060 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R4	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.23	$9.73	$9.79	$11.84	$11.05	$9.89	$10.00
Net investment income	0.12	0.17	0.21	0.10	0.14	0.13	0.07
Net realized and unrealized gains (losses) on investments	1.44	2.52	(0.06)	0.06	1.22	1.39	(0.12)
Total from investment operations	1.56	2.69	0.15	0.16	1.36	1.52	(0.05)
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.21)	(0.08)	(0.21)	(0.12)	(0.06)
Net realized gains	0.00	0.00	0.00	(2.13)	(0.36)	(0.24)	0.00
Total distributions to shareholders	0.00	(0.19)	(0.21)	(2.21)	(0.57)	(0.36)	(0.06)
Net asset value, end of period	$13.79	$12.23	$9.73	$9.79	$11.84	$11.05	$9.89
Total return[4]	12.76%	27.76%	1.34%	2.60%	12.46%	15.94%	(0.45)%
Ratios to average net assets (annualized)
Gross expenses	2.02% *	3.11% *	3.37% *	4.01% *	3.96% ^	4.52% ^	4.96% ^
Net expenses	0.37% *	0.37% *	0.36% *	0.30% *	0.25% ^	0.24% ^	0.24% ^
Net investment income	1.81% *	1.61% *	2.05% *	1.25% *	1.19%	1.23%	1.53%
Supplemental data
Portfolio turnover rate[5]	44%	85%	36%	31%	36%	30%	14%
Net assets, end of period (000s omitted)	$144	$127	$101	$102	$123	$115	$100

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.12%
Year ended February 28, 2021	0.13%
Year ended February 29, 2020	0.15%
Year ended February 28, 2019[2]	0.13%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.09%
Year ended May 31, 2017	0.10%
Year ended May 31, 2016[3]	0.10%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  117

Financial highlights
Dynamic Target 2060 Fund
(For a share outstanding throughout each period)
		Year ended February 28			Year ended May 31
Class R6	Six months ended August 31, 2021 (unaudited)	2021	2020 [1]	2019 [2]	2018	2017	2016 [3]
Net asset value, beginning of period	$12.24	$9.74	$9.80	$11.85	$11.06	$9.90	$10.00
Net investment income	0.13	0.19	0.23	0.12	0.16	0.14	0.08
Net realized and unrealized gains (losses) on investments	1.44	2.52	(0.06)	0.06	1.22	1.39	(0.11)
Total from investment operations	1.57	2.71	0.17	0.18	1.38	1.53	0.03
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.23)	(0.10)	(0.23)	(0.13)	(0.07)
Net realized gains	0.00	0.00	0.00	(2.13)	(0.36)	(0.24)	0.00
Total distributions to shareholders	0.00	(0.21)	(0.23)	(2.23)	(0.59)	(0.37)	(0.07)
Net asset value, end of period	$13.81	$12.24	$9.74	$9.80	$11.85	$11.06	$9.90
Total return[4]	12.83%	28.03%	1.48%	2.78%	12.60%	16.09%	(0.33)%
Ratios to average net assets (annualized)
Gross expenses	1.87% *	2.96% *	3.23% *	3.87% *	3.81% ^	4.37% ^	4.81% ^
Net expenses	0.22% *	0.22% *	0.21% *	0.15% *	0.10% ^	0.09% ^	0.09% ^
Net investment income	1.96% *	1.76% *	2.20% *	1.40% *	1.35%	1.39%	1.69%
Supplemental data
Portfolio turnover rate[5]	44%	85%	36%	31%	36%	30%	14%
Net assets, end of period (000s omitted)	$6,772	$5,939	$4,685	$4,706	$5,692	$5,312	$4,584

*	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

Six months ended August 31, 2021 (unaudited)	0.13%
Year ended February 28, 2021	0.14%
Year ended February 29, 2020	0.17%
Year ended February 28, 2019[2]	0.14%

^	Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Year ended May 31, 2018	0.10%
Year ended May 31, 2017	0.11%
Year ended May 31, 2016[3]	0.11%

[1]	Year ended February 29
[2]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.
[3]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016
[4]	Returns for periods of less than one year are not annualized.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with any direct purchases and sales in affiliated and unaffiliated mutual funds, exchange-traded funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

118  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Dynamic Target Today Fund (“Dynamic Target Today Fund”), Wells Fargo Dynamic Target 2015 Fund (“Dynamic Target 2015 Fund”), Wells Fargo Dynamic Target 2020 Fund (“Dynamic Target 2020 Fund”), Wells Fargo Dynamic Target 2025 Fund (“Dynamic Target 2025 Fund”), Wells Fargo Dynamic Target 2030 Fund (“Dynamic Target 2030 Fund”), Wells Fargo Dynamic Target 2035 Fund (“Dynamic Target 2035 Fund”), Wells Fargo Dynamic Target 2040 Fund (“Dynamic Target 2040 Fund”), Wells Fargo Dynamic Target 2045 Fund (“Dynamic Target 2045 Fund”), Wells Fargo Dynamic Target 2050 Fund (“Dynamic Target 2050 Fund”), Wells Fargo Dynamic Target 2055 Fund (“Dynamic Target 2055 Fund”), and Wells Fargo Dynamic Target 2060 Fund (“Dynamic Target 2060 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.
Each Fund is a fund-of-funds which seeks to achieve its investment objective by investing in multiple diversified portfolios (collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of each affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of each affiliated Master Portfolio are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Wells Fargo Master Trust.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to each Fund, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing subadvisory services to certain funds, and Wells Fargo Funds Distributor, LLC, each Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of each Fund's investment management agreement and subadvisory agreement. Each Fund's Board of Trustees approved a new investment management and new subadvisory agreement which were submitted to each Fund’s shareholders for approval at a Special Meeting of Shareholders held on August 16, 2021. Shareholders of record of each Fund at the close of business on May 28, 2021 approved the new agreements which will take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Target Date Retirement Funds  |  119

Notes to financial statements (unaudited)
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between each Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. Each Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.
Investment transactions, income and expenses
Investments in affiliated Master Portfolios and securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Each Fund records on a daily basis its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains and losses. Each Fund also accrues its own expenses. Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of each Fund's fiscal year end. Therefore, a portion of each Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

120  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
As of August 31, 2021, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:
	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains
Dynamic Target Today Fund	$ 6,556,352	$ 837,573	$0	$ 837,573
Dynamic Target 2015 Fund	6,008,627	768,416	0	768,416
Dynamic Target 2020 Fund	7,281,166	994,086	0	994,086
Dynamic Target 2025 Fund	12,182,324	1,546,848	0	1,546,848
Dynamic Target 2030 Fund	12,106,533	1,637,600	0	1,637,600
Dynamic Target 2035 Fund	10,854,239	1,695,970	0	1,695,970
Dynamic Target 2040 Fund	9,135,658	1,662,330	0	1,662,330
Dynamic Target 2045 Fund	7,398,306	1,434,259	0	1,434,259
Dynamic Target 2050 Fund	6,653,510	1,337,216	0	1,337,216
Dynamic Target 2055 Fund	6,922,847	1,377,164	0	1,377,164
Dynamic Target 2060 Fund	6,204,889	1,285,715	0	1,285,715
As of February 28, 2021, the Dynamic Target 2060 Fund had capital loss carryforwards which consist of $12,802 in short-term capital losses and $4,970 in long-term capital losses.
Class allocations
The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of August 31, 2021:

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Notes to financial statements (unaudited)
Dynamic Target Today Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investments measured at net asset value*				$ 7,378,215
Futures contracts	$ 19,482	$0	$0	19,482
Total assets	$19,482	$0	$0	$7,397,697
Liabilities
Futures contracts	$ 3,772	$0	$0	$ 3,772
Total liabilities	$ 3,772	$0	$0	$ 3,772

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $7,378,215. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2015 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investments measured at net asset value*				$ 6,762,257
Futures contracts	$ 18,558	$0	$0	18,558
Total assets	$18,558	$0	$0	$6,780,815
Liabilities
Futures contracts	$ 3,772	$0	$0	$ 3,772
Total liabilities	$ 3,772	$0	$0	$ 3,772

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $6,762,257. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

122  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
Dynamic Target 2020 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investments measured at net asset value*				$ 8,259,542
Futures contracts	$ 19,482	$0	$0	19,482
Total assets	$19,482	$0	$0	$8,279,024
Liabilities
Futures contracts	$ 3,772	$0	$0	$ 3,772
Total liabilities	$ 3,772	$0	$0	$ 3,772

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $8,259,542. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2025 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investments measured at net asset value*				$ 13,698,676
Futures contracts	$ 38,041	$0	$0	38,041
Total assets	$38,041	$0	$0	$13,736,717
Liabilities
Futures contracts	$ 7,545	$0	$0	$ 7,545
Total liabilities	$ 7,545	$0	$0	$ 7,545

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $13,698,676. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Target Date Retirement Funds  |  123

Notes to financial statements (unaudited)
Dynamic Target 2030 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investments measured at net asset value*				$ 13,727,827
Futures contracts	$ 23,851	$0	$0	23,851
Total assets	$23,851	$0	$0	$13,751,678
Liabilities
Futures contracts	$ 7,545	$0	$0	$ 7,545
Total liabilities	$ 7,545	$0	$0	$ 7,545

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $13,727,827. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2035 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investments measured at net asset value*				$ 12,536,087
Futures contracts	$ 21,667	$0	$0	21,667
Total assets	$21,667	$0	$0	$12,557,754
Liabilities
Futures contracts	$ 7,545	$0	$0	$ 7,545
Total liabilities	$ 7,545	$0	$0	$ 7,545

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $12,536,087. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

124  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
Dynamic Target 2040 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investments measured at net asset value*				$ 10,783,866
Futures contracts	$ 21,667	$0	$0	21,667
Total assets	$21,667	$0	$0	$10,805,533
Liabilities
Futures contracts	$ 7,545	$0	$0	$ 7,545
Total liabilities	$ 7,545	$0	$0	$ 7,545

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $10,783,866. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2045 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investments measured at net asset value*				$ 8,816,855
Futures contracts	$ 19,482	$0	$0	19,482
Total assets	$19,482	$0	$0	$8,836,337
Liabilities
Futures contracts	$ 3,772	$0	$0	$ 3,772
Total liabilities	$ 3,772	$0	$0	$ 3,772

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $8,816,855. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Target Date Retirement Funds  |  125

Notes to financial statements (unaudited)
Dynamic Target 2050 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investments measured at net asset value*				$ 7,975,016
Futures contracts	$ 19,482	$0	$0	19,482
Total assets	$19,482	$0	$0	$7,994,498
Liabilities
Futures contracts	$ 3,772	$0	$0	$ 3,772
Total liabilities	$ 3,772	$0	$0	$ 3,772

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $7,975,016. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2055 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investments measured at net asset value*				$ 8,284,301
Futures contracts	$ 19,482	$0	$0	19,482
Total assets	$19,482	$0	$0	$8,303,783
Liabilities
Futures contracts	$ 3,772	$0	$0	$ 3,772
Total liabilities	$ 3,772	$0	$0	$ 3,772

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $8,284,301. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

126  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
Dynamic Target 2060 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investments measured at net asset value*				$ 7,474,894
Futures contracts	$ 19,482	$0	$0	19,482
Total assets	$19,482	$0	$0	$7,494,376
Liabilities
Futures contracts	$ 3,772	$0	$0	$ 3,772
Total liabilities	$ 3,772	$0	$0	$ 3,772

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $7,474,894. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following each Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statements of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Dow Jones U.S. Select REIT Index, before fees and expenses
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser and providing fund-level administrative services in connection with each Fund’s operations. As compensation for its services under the investment management agreement,

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Notes to financial statements (unaudited)
Funds Management is entitled to receive a management fee at the following annual rate based on each Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Over $10 billion	0.130
For the six months ended August 31, 2021, the management fee was equivalent to an annual rate of 0.15% of each Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to each Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.06% as the average daily net assets of each Fund increase.
Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R4	0.08
Class R6	0.03
Waivers and/or expense reimbursements
Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for each Fund. When each class of each Fund has exceeded its expense cap, Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has contractually committed through June 30, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.68%
Class C	1.43
Class R4	0.37
Class R6	0.22
Distribution fee
The Trust has adopted a Distribution Plan for Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC ("Funds Distributor"), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class C shares.

128  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended August 31, 2021, Funds Distributor received front-end sales charges and contingent deferred sales charges from the following Funds:
Front-end sales charges
Class A
Dynamic Target 2025 Fund	$ 46
Dynamic Target 2030 Fund	15
Dynamic Target 2035 Fund	29
Dynamic Target 2040 Fund	3
Dynamic Target 2050 Fund	19
Dynamic Target 2055 Fund	10
Dynamic Target 2060 Fund	25
No contingent deferred sales charges were incurred by Class A shares and Class C shares for the six months ended August 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of each Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Other transactions
On August 14, 2020, Class C of each Fund received a payment from Funds Management in connection with resolving certain fee reimbursements.
Reimbursement amount
Dynamic Target Today Fund	$1,648
Dynamic Target 2015 Fund	1,699
Dynamic Target 2020 Fund	1,768
Dynamic Target 2025 Fund	1,794
Dynamic Target 2030 Fund	1,378
Dynamic Target 2035 Fund	1,801
Dynamic Target 2040 Fund	1,690
Dynamic Target 2045 Fund	1,821
Dynamic Target 2050 Fund	1,735
Dynamic Target 2055 Fund	1,693
Dynamic Target 2060 Fund	1,632
5. INVESTMENT PORTFOLIO TRANSACTIONS
Each Fund seeks to achieve its investment objectives by investing some of its investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund's ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2021 were as follows:

Target Date Retirement Funds  |  129

Notes to financial statements (unaudited)
	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Dynamic Target Today Fund	$2,210,227	$1,459,877	$2,106,907	$1,603,985
Dynamic Target 2015 Fund	1,772,257	1,459,260	1,689,407	1,615,231
Dynamic Target 2020 Fund	1,855,547	1,949,012	1,768,808	2,167,626
Dynamic Target 2025 Fund	2,540,383	3,993,129	2,406,387	4,374,774
Dynamic Target 2030 Fund	1,917,695	4,150,052	1,806,228	4,518,535
Dynamic Target 2035 Fund	1,440,948	4,064,137	1,353,614	4,408,728
Dynamic Target 2040 Fund	925,942	3,691,395	869,823	4,001,630
Dynamic Target 2045 Fund	508,488	3,189,179	477,670	3,461,664
Dynamic Target 2050 Fund	228,070	2,965,790	214,248	3,214,008
Dynamic Target 2055 Fund	238,584	3,068,248	224,124	3,325,347
Dynamic Target 2060 Fund	215,076	2,789,784	202,040	3,026,454
6. DERIVATIVE TRANSACTIONS
During the six months ended August 31, 2021 , the following Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy. The volume of each Fund's futures contracts during the six months ended August 31, 2021 was as follows:
	Average notional balance
	Long futures	Short futures
Dynamic Target Today Fund	$550,407	$437,255
Dynamic Target 2015 Fund	499,655	415,548
Dynamic Target 2020 Fund	562,699	437,255
Dynamic Target 2025 Fund	945,346	695,812
Dynamic Target 2030 Fund	758,511	695,812
Dynamic Target 2035 Fund	714,793	637,525
Dynamic Target 2040 Fund	686,640	577,132
Dynamic Target 2045 Fund	556,414	437,255
Dynamic Target 2050 Fund	542,043	415,548
Dynamic Target 2055 Fund	542,043	437,255
Dynamic Target 2060 Fund	536,666	415,548
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.

130  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
The fair value of derivative instruments as of August 31, 2021 by primary risk type was as follows for the Dynamic Target Today Fund:
	Asset derivatives		Liability derivatives
Dynamic Target Today Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 14,190*	Unrealized losses on futures contracts	$ 3,772*
Foreign currency risk	Unrealized gains on futures contracts	5,292*	Unrealized losses on futures contracts	0*
		$19,482		$3,772
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of August 31, 2021 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2021 was as follows:
Dynamic Target Today Fund	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$ (1,215)	$ 13,886
Foreign currency risk	11,183	5,292
	$ 9,968	$19,178
The fair value of derivative instruments as of August 31, 2021 by primary risk type was as follows for the Dynamic Target 2015 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2015 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 14,190*	Unrealized losses on futures contracts	$ 3,772*
Foreign currency risk	Unrealized gains on futures contracts	4,368*	Unrealized losses on futures contracts	0*
		$18,558		$3,772
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of August 31, 2021 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2021 was as follows:
Dynamic Target 2015 Fund	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$ (1,608)	$ 13,358
Foreign currency risk	11,093	4,368
	$ 9,485	$17,726

Target Date Retirement Funds  |  131

Notes to financial statements (unaudited)
The fair value of derivative instruments as of August 31, 2021 by primary risk type was as follows for the Dynamic Target 2020 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2020 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 14,190*	Unrealized losses on futures contracts	$ 3,772*
Foreign currency risk	Unrealized gains on futures contracts	5,292*	Unrealized losses on futures contracts	0*
		$19,482		$3,772
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of August 31, 2021 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2021 was as follows:
Dynamic Target 2020 Fund	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$ 1,642	$ 14,265
Foreign currency risk	11,183	5,292
	$12,825	$19,557
The fair value of derivative instruments as of August 31, 2021 by primary risk type was as follows for the Dynamic Target 2025 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2025 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 28,380*	Unrealized losses on futures contracts	$ 7,545*
Foreign currency risk	Unrealized gains on futures contracts	9,661*	Unrealized losses on futures contracts	0*
		$38,041		$7,545
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of August 31, 2021 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2021 was as follows:
Dynamic Target 2025 Fund	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$ 21,688	$ 25,782
Foreign currency risk	18,665	9,661
	$40,353	$35,443

132  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
The fair value of derivative instruments as of August 31, 2021 by primary risk type was as follows for the Dynamic Target 2030 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2030 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 14,190*	Unrealized losses on futures contracts	$ 7,545*
Foreign currency risk	Unrealized gains on futures contracts	9,661*	Unrealized losses on futures contracts	0*
		$23,851		$7,545
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of August 31, 2021 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2021 was as follows:
Dynamic Target 2030 Fund	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$ 7,638	$ 11,592
Foreign currency risk	18,665	9,661
	$26,303	$21,253
The fair value of derivative instruments as of August 31, 2021 by primary risk type was as follows for the Dynamic Target 2035 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2035 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 14,190*	Unrealized losses on futures contracts	$ 7,545*
Foreign currency risk	Unrealized gains on futures contracts	7,477*	Unrealized losses on futures contracts	0*
		$21,667		$7,545
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of August 31, 2021 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2021 was as follows:
Dynamic Target 2035 Fund	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$ 5,383	$ 10,644
Foreign currency risk	18,666	7,477
	$24,049	$18,121

Target Date Retirement Funds  |  133

Notes to financial statements (unaudited)
The fair value of derivative instruments as of August 31, 2021 by primary risk type was as follows for the Dynamic Target 2040 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2040 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 14,190*	Unrealized losses on futures contracts	$ 7,545*
Foreign currency risk	Unrealized gains on futures contracts	7,477*	Unrealized losses on futures contracts	0*
		$21,667		$7,545
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of August 31, 2021 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2021 was as follows:
Dynamic Target 2040 Fund	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$ (138)	$ 14,896
Foreign currency risk	15,144	7,477
	$15,006	$22,373
The fair value of derivative instruments as of August 31, 2021 by primary risk type was as follows for the Dynamic Target 2045 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2045 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 14,190*	Unrealized losses on futures contracts	$ 3,772*
Foreign currency risk	Unrealized gains on futures contracts	5,292*	Unrealized losses on futures contracts	0*
		$19,482		$3,772
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of August 31, 2021 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2021 was as follows:
Dynamic Target 2045 Fund	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$ (1,109)	$ 17,422
Foreign currency risk	11,094	5,292
	$ 9,985	$22,714

134  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
The fair value of derivative instruments as of August 31, 2021 by primary risk type was as follows for the Dynamic Target 2050 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2050 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 14,190*	Unrealized losses on futures contracts	$ 3,772*
Foreign currency risk	Unrealized gains on futures contracts	5,292*	Unrealized losses on futures contracts	0*
		$19,482		$3,772
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of August 31, 2021 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2021 was as follows:
Dynamic Target 2050 Fund	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$ 1,872	$ 16,754
Foreign currency risk	11,094	5,292
	$12,966	$22,046
The fair value of derivative instruments as of August 31, 2021 by primary risk type was as follows for the Dynamic Target 2055 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2055 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 14,190*	Unrealized losses on futures contracts	$ 3,772*
Foreign currency risk	Unrealized gains on futures contracts	5,292*	Unrealized losses on futures contracts	0*
		$19,482		$3,772
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of August 31, 2021 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2021 was as follows:
Dynamic Target 2055 Fund	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$ (4,372)	$ 17,042
Foreign currency risk	11,093	5,292
	$ 6,721	$22,334

Target Date Retirement Funds  |  135

Notes to financial statements (unaudited)
The fair value of derivative instruments as of August 31, 2021 by primary risk type was as follows for the Dynamic Target 2060 Fund:
	Asset derivatives		Liability derivatives
Dynamic Target 2060 Fund	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 14,190*	Unrealized losses on futures contracts	$ 3,772*
Foreign currency risk	Unrealized gains on futures contracts	5,292*	Unrealized losses on futures contracts	0*
		$19,482		$3,772
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of August 31, 2021 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2021 was as follows:
Dynamic Target 2060 Fund	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$ 1,358	$ 13,627
Foreign currency risk	11,533	5,292
	$12,891	$18,919
7. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight bank funding rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended August 31, 2021, there were no borrowings by each Fund under the agreement.
8. CONCENTRATION RISK
As of August 31, 2021, the Funds were primarily owned by Funds Management. Investment by and/or voting activities of Funds Management with respect to its holdings in each Fund could have a material impact on the Fund. At August 31, 2021, Funds Management’s ownership of each Fund was as follows:

136  |  Target Date Retirement Funds

Notes to financial statements (unaudited)
% of ownership
Dynamic Target Today Fund	82.60%
Dynamic Target 2015 Fund	91.59
Dynamic Target 2020 Fund	77.42
Dynamic Target 2025 Fund	48.26
Dynamic Target 2030 Fund	48.93
Dynamic Target 2035 Fund	55.33
Dynamic Target 2040 Fund	62.42
Dynamic Target 2045 Fund	79.02
Dynamic Target 2050 Fund	87.58
Dynamic Target 2055 Fund	84.56
Dynamic Target 2060 Fund	93.69
9. INDEMNIFICATION
Under each Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to each Fund. Each Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under each Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, each Fund may enter into contracts with service providers that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
11. SUBSEQUENT EVENTS
Wells Fargo Asset Management ("WFAM") announced that it will be changing its company name to Allspring Global Investments upon the closing of the previously announced sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. The new corporate name is expected to go into effect on the closing date of the transaction, which is anticipated to occur in the second half of 2021, subject to customary closing conditions.
The Board of Trustees of the Wells Fargo Funds approved a change in the Funds' names to remove “Wells Fargo” from the Funds' names and replace with “Allspring” on December 6, 2021.
Following the closing of the transaction, Wells Fargo Funds Management, LLC, the Funds' investment manager, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, each subadvisers to certain funds, and Wells Fargo Funds Distributor, LLC, the Funds' principal underwriter, will each be rebranded as Allspring.

Target Date Retirement Funds  |  137

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for each Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1 – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC.
	Shares voted “For”	Shares voted “Against”	Shares voted “Abstain”
Dynamic Target Today Fund	517,929	0	0
Dynamic Target 2015 Fund	513,938	0	0
Dynamic Target 2020 Fund	546,229	0	0
Dynamic Target 2025 Fund	623,857	0	4,052
Dynamic Target 2030 Fund	612,936	1,493	77
Dynamic Target 2035 Fund	529,808	0	0
Dynamic Target 2040 Fund	518,391	0	582
Dynamic Target 2045 Fund	515,036	0	0
Dynamic Target 2050 Fund	518,699	0	0
Dynamic Target 2055 Fund	516,117	0	0
Dynamic Target 2060 Fund	513,268	0	0
Proposal 2 – To consider and approve a new investment sub-advisory agreement with Wells Capital Management, LLC.
	Shares voted “For”	Shares voted “Against”	Shares voted “Abstain”
Dynamic Target Today Fund	517,929	0	0
Dynamic Target 2015 Fund	513,938	0	0
Dynamic Target 2020 Fund	546,229	0	0
Dynamic Target 2025 Fund	623,857	0	4,052
Dynamic Target 2030 Fund	612,936	1,493	77
Dynamic Target 2035 Fund	529,808	0	0
Dynamic Target 2040 Fund	518,391	0	582
Dynamic Target 2045 Fund	515,036	0	0
Dynamic Target 2050 Fund	518,699	0	0
Dynamic Target 2055 Fund	516,117	0	0
Dynamic Target 2060 Fund	513,268	0	0
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

138  |  Target Date Retirement Funds

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Target Date Retirement Funds  |  139

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

140  |  Target Date Retirement Funds

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Matthew Prasse (Born 1983)	Secretary, since 2021	Senior Counsel of the Wells Fargo Legal Department since 2018. Previously, Director and Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Target Date Retirement Funds  |  141

Board considerations (unaudited)
BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:
Wells Fargo Dynamic Target Today Fund, Wells Fargo Dynamic Target 2015 Fund, Wells Fargo Dynamic Target 2020 Fund, Wells Fargo Dynamic Target 2025 Fund, Wells Fargo Dynamic Target 2030 Fund, Wells Fargo Dynamic Target 2035 Fund, Wells Fargo Dynamic Target 2040 Fund, Wells Fargo Dynamic Target 2045 Fund, Wells Fargo Dynamic Target 2050 Fund, Wells Fargo Dynamic Target 2055 Fund, and Wells Fargo Dynamic Target 2060 Fund
Board Considerations – Current Agreements
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 17-19, 2021 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the funds of the Trust identified above (each, a “Fund” and collectively, the “Funds”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.” The Board noted that each Fund commenced operations in 2015.
The Board noted that Wells Fargo & Company recently announced that it had entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management and the Sub-Adviser, to GTCR LLC and Reverence Capital Partners, L.P. and/or their affiliates (the “Transaction”). The Board further noted that the Transaction would result in a change-of-control of Funds Management and the Sub-Adviser, which would be considered to be an assignment that would result in the termination of the Advisory Agreements. In light of the Transaction, the Board separately considered for approval a new investment management agreement with Funds Management and a new sub-advisory agreement with the Sub-Adviser (the “New Agreements”) that would replace the Advisory Agreements upon consummation of the Transaction, subject to approval of the New Agreements by the Funds’ shareholders. The Board also considered for approval interim agreements to go into effect in the event shareholders do not approve the New Agreements before the Transaction is completed. The interim agreements would allow the Manager and the Sub-Adviser to continue providing services to the Funds while the Funds continues to seek shareholder approval of the New Agreements. The Board noted that the terms of the interim agreements would be identical to those of the current Advisory Agreements, except for the term and certain escrow provisions.
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at Board meetings held in April and May 2021, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2021. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a

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one-year term. The Board considered the approval of the Advisory Agreements for the Funds as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s role as administrator of the Funds’ liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Funds by Funds Management and its affiliates. The Board also considered information about retention and back-up arrangements that have been put into place with respect to key personnel of WFAM in connection with the anticipated Transaction, noting that WFAM provided assurances that the announcement and eventual culmination of the Transaction is not expected to result in any diminution in the nature or quality of services provided to the Funds.
Fund investment performance and expenses
The Board considered the investment performance results for each of the Funds over various time periods ended December 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each respective Fund (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. With respect to the investment performance of each Fund (Class R6) relative to its respective Universe, the Board noted that the investment performance of each of Wells Fargo Dynamic Target 2015 Fund, Wells Fargo Dynamic Target 2020 Fund, Wells Fargo Dynamic Target 2040 Fund, Wells Fargo Dynamic Target 2045 Fund, Wells Fargo Dynamic Target 2050 Fund, Wells Fargo Dynamic Target 2055 Fund, and Wells Fargo Dynamic Target 2060 Fund was lower than such Fund’s respective Universe for the one-year period under review. The Board noted that, for all other periods under review, the investment performance of each of the Funds was higher than or in range of the average investment performance of each Fund’s respective Universe.
With respect to the investment performance of each Fund (Class R6) relative to its respective benchmark index, the Board noted that the investment performance of the Wells Fargo Dynamic Target 2015 Fund was lower than such Fund’s respective benchmark index for the one-year period under review. The Board noted that, for all other periods under review, the investment performance of each of the Funds was higher than such Fund’s respective benchmark index.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Funds for the periods identified above. The Board took note of the explanations for the underperformance relative to each such Fund’s Universe and benchmark index for the periods identified above, including with respect to investment decisions and market factors that affected each Fund’s investment performance. The Board also took note of each of Wells Fargo Dynamic Target Today Fund’s, Wells Fargo Dynamic Target 2015 Fund’s, Wells Fargo Dynamic Target 2020 Fund’s, Wells Fargo Dynamic Target 2025 Fund’s, Wells Fargo Dynamic Target 2030 Fund’s, Wells Fargo Dynamic Target 2035 Fund’s, Wells Fargo Dynamic Target 2040 Fund’s, Wells Fargo Dynamic Target 2045 Fund’s, Wells Fargo Dynamic Target 2050 Fund’s, and Wells Fargo Dynamic Target 2055 Fund’s outperformance relative to such Fund’s Universe and benchmark index over the three- and five-year periods.
The Board also received and considered information regarding each Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios for each Fund in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to each Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how

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funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of each of the Funds were lower than the median net operating expense ratio of each Fund’s respective expense Group for all share classes.
The Board took into account each Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by each Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by each Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.
Among other information reviewed by the Board was a comparison of each Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of each Fund were equal to, lower than, or in range of the sum of these average rates for the expense Groups for all share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Funds and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.
Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.
Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Funds to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in each Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.
Other benefits to Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in

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Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

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Board Considerations – New Agreements
Overview of the Board evaluation process
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”, and the series identified below, the “Funds”) approved the continuation of each Fund’s current Investment Management Agreement (the “Current Investment Management Agreement”) and the current Wells Cap Sub-Advisory Agreement (the “Current Wells Cap Sub-Advisory Agreement”, and collectively, the “Current Agreements”).
Wells Fargo Dynamic Target Today Fund
Wells Fargo Dynamic Target 2015 Fund
Wells Fargo Dynamic Target 2020 Fund
Wells Fargo Dynamic Target 2025 Fund
Wells Fargo Dynamic Target 2030 Fund
Wells Fargo Dynamic Target 2035 Fund
Wells Fargo Dynamic Target 2040 Fund
Wells Fargo Dynamic Target 2045 Fund
Wells Fargo Dynamic Target 2050 Fund
Wells Fargo Dynamic Target 2055 Fund
Wells Fargo Dynamic Target 2060 Fund
Wells Fargo Target Today Fund
Wells Fargo Target 2010 Fund
Wells Fargo Target 2015 Fund
Wells Fargo Target 2020 Fund
Wells Fargo Target 2025 Fund
Wells Fargo Target 2030 Fund
Wells Fargo Target 2035 Fund
Wells Fargo Target 2040 Fund
Wells Fargo Target 2045 Fund
Wells Fargo Target 2050 Fund
Wells Fargo Target 2055 Fund
Wells Fargo Target 2060 Fund
Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds (collectively, the “Independent Trustees”). The process followed by the Board in considering and approving the continuation of the Current Agreements is referred to herein as the “2021 Annual Approval Process.”
As noted above, the closing of the sale of Wells Fargo Asset Management (“WFAM”) to a holding company (“NewCo”) affiliated with private funds of GTCR LLC (“GTCR”) and of Reverence Capital Partners, L.P. (“Reverence Capital”, and such transaction, the “Transaction”) will result in a change of control of Wells Fargo Funds Management LLC (“Funds Management”) and Wells Capital Management Incorporated (“Wells Capital” or the “Sub-Adviser”, and together with Funds Management, the “Advisers”), which will be considered to be an “assignment” of each Fund’s Current Agreements under the 1940 Act that will result in the automatic termination of each Fund’s Current Agreements. In light of the expected termination of each Fund’s Current Agreements upon the closing, at the Board Meeting the Board also considered and approved: (i) a new Investment Management Agreement between the Trust, on behalf of each Fund, and Funds Management (the “New Investment Management Agreement”); and (ii) a new Sub-Advisory Agreement among the Trust, on behalf of each Fund, Funds Management and Wells Capital (the “New Sub-Advisory Agreement”, and collectively, the “New Agreements”), each of which is intended to go into effect upon the closing. The process followed by the Board in reviewing and approving the New Agreements is referred to herein as the “New Agreement Approval Process.”
At a series of meetings held in April and May 2021 (collectively, “April and May 2021 Meetings”) and at the Board Meeting, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR and Reverence Capital about the New Agreements and related matters. The Board reviewed and discussed information furnished by Funds Management, GTCR and Reverence Capital that the Board considered reasonably necessary to evaluate the terms of the New Agreements and the services to be provided. At these meetings, senior representatives from Funds Management, GTCR and Reverence Capital made presentations to, and responded to questions from, the Board.
In providing information to the Board in connection with the 2021 annual approval process for the Current Agreements (the “2021 Annual Approval Process”) and the New Agreement Approval Process, Funds Management, GTCR and Reverence Capital (as applicable) were guided by requests for information submitted by independent legal counsel on behalf of the Independent

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Trustees. In considering and approving the New Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed herein. The Board considered not only the specific information presented in connection with the April and May 2021 Meetings as well as the Board Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviews reports of Funds Management at each of its regular Board meetings, which includes, among other things, portfolio reviews and investment performance reports. In addition, the Board confers with portfolio managers at various times throughout the year. The Board was assisted in its evaluation of the New Agreements by independent legal counsel, from whom the Independent Trustees received separate legal advice and with whom the Independent Trustees met separately. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
Among other information considered by the Board in connection with the Transaction was:
■	Information regarding the Transaction: information about the structure, financing sources and material terms and conditions of the Transaction, including the expected impact on the businesses conducted by the Advisers and by Wells Fargo Funds Distributor LLC, as the distributor of Fund shares.
■	Information regarding NewCo, GTCR and Reverence Capital: (i) information about NewCo, including information about its expected financial condition and access to capital, and senior leadership team; (ii) the experience of senior management at GTCR and Reverence Capital in acquiring portfolio companies; (iii) the plan to operationalize NewCo, including the transition of necessary infrastructure services through a transition services agreement with Wells Fargo under which Wells Fargo will continue to provide NewCo with certain services for a specified period of time after the closing; and (iv) information regarding regulatory matters, compliance, and risk management functions at NewCo, including resources to be dedicated thereto.
■	Impact of the Transaction on WFAM and Service Providers: (i) information regarding any changes to personnel and/or other resources of the Advisers as a result of the Transaction, including assurances regarding comparable and competitive compensation arrangements to attract and retain highly qualified personnel; and (ii) information about the organizational and operating structure with respect to NewCo, the Advisers and the Funds.
■	Impact of the Transaction on the Funds and their Shareholders: (i) information regarding anticipated benefits to the Funds as a result of the Transaction; (ii) a commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction; (iii) confirmation that the Advisers intend to continue to manage the Funds in a manner consistent with each Fund’s current investment objectives and principal investments strategies; and (iv) a commitment that neither NewCo nor WFAM will take any steps that would impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
With respect to the New Agreements, the Board considered: (i) a representation that, after the closing, all of the Funds will continue to be managed and advised by their current Advisers, and that the same portfolio managers of the Sub-Adviser are expected to continue to manage the Funds after the Transaction; (ii) information regarding the terms of the New Agreements, including changes as compared to the Current Agreements; (iii) information confirming that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements; and (iv) assurances that the Transaction is not expected to cause any diminution with respect to the nature, extent and quality of any of the services currently provided to the Funds by the Advisers as a result of the Transaction.
In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders in connection with the New Agreement Approval Process, the Board considered information furnished at prior meetings of the Board and its committees, including detailed information provided in connection with the 2021 Annual Approval Process. In this regard, in connection with the 2021 Annual Approval Process, the Board received information about complex-wide and individual Fund performance, fees and expenses, including: (i) a report from an independent data provider comparing the investment performance of each Fund to the investment performance of comparable funds and benchmark indices, over various time periods; (ii) a report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds; (iii) comparative information concerning the fees charged and services provided by the Advisers to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts), if any, that employ investment strategies and techniques similar to those used in managing such Fund(s); and (iv) profitability analyses of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements. The Board considered the approval of the New Agreements as part of its

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consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
In connection with the 2021 Annual Approval Process, the Board received and considered various information regarding the nature, extent and quality of services provided to each Fund by Funds Management and the Sub-Adviser under the Current Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Current Management Agreement, as well as, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s role as administrator of the Funds’ liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
In connection with the 2021 Annual Approval Process, the Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
In connection with the 2021 Annual Approval Process, the Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Funds by Funds Management and its affiliates.
In connection with the New Agreement Approval Process, the Board considered, among other information, the structure of the Transaction and expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers. The Board received assurances from the Advisers that each Fund will continue to be advised by its current Advisers after the closing, and that the same individual portfolio managers are expected to continue to manage the Funds after the closing. With respect to the recruitment and retention of key personnel, the Board noted information from GTCR, Reverence Capital and the Advisers regarding the potential benefits for employees of joining NewCo. The Board recognized that the personnel who had been extended offers may not accept such offers, and personnel changes may occur in the future in the ordinary course.
In addition, the Board considered information regarding the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services, and the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers may be subject in managing the Funds and in connection with the Transaction. The Board also considered the transition and integration plans as a result of the change in ownership of the Advisers from Wells Fargo to NewCo. The Board considered the resources and infrastructure that NewCo intends to devote to its compliance program to ensure compliance with applicable laws and regulations, as well as its risk management program and cybersecurity program. The Board also took into account assurances received from the Advisers, GTCR and Reverence Capital that the Transaction is not expected to cause any diminution in the nature, extent and quality of services provided by the Advisers to the Funds and their shareholders.
Fund investment performance and expenses
In connection with the 2021 Annual Approval Process, the Board considered the investment performance results for each Fund over various time periods ended December 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each Fund (the “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. Where applicable, the Board received information concerning, and discussed factors contributing to, underperformance of Funds relative to the Universe and benchmark for any underperformance periods.
In connection with the 2021 Annual Approval Process, the Board also received and considered information regarding each Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.

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In connection with the New Agreement Approval Process, the Board received a commitment that WFAM will maintain fee and expense commitments for at least two years after the closing. The Board took into account each Fund’s investment performance and expense information among the factors considered in deciding to approve the New Agreements.
Investment management and sub-advisory fee rates
In connection with the 2021 Annual Approval Process, the Board reviewed and considered the contractual fee rates payable by each Fund to Funds Management under the Current Management Agreement, as well as the contractual fee rates payable by each Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser under the Current Sub-Advisory Agreements for investment sub-advisory services (the “Sub-Advisory Fee Rates”).
Among other information reviewed by the Board in connection with the 2021 Annual Approval Process, was a comparison of each Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups.
In connection with the 2021 Annual Approval Process, the Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the Sub-Advisory Fee Rates. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
In connection with the 2021 Annual Approval Process, the Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients, if any, with investment strategies similar to those of each Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
In connection with the New Agreement Approval Process, the Board noted the assurances received by it that there would be no increases to any of the Management Rates or the Sub-Advisory Fee Rates as a result of the Transaction. The Board also considered that the New Agreements do not change the computation method for calculating such fees, and there is no present intention to reduce expense waiver and reimbursement arrangements that are currently in effect. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the New Management Agreement and to the Sub-Adviser under the New Sub-Advisory Agreement was reasonable.
Profitability
In connection with the 2021 Annual Approval Process, the Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to each Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.
Funds Management reported on the methodologies and estimates used in calculating profitability in connection with the 2021 Annual Approval Process, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.
In connection with the New Agreement Approval Process, the Board received certain information about NewCo’s projected financial condition, and reviewed with senior representatives of Funds Management, GTCR and Reverence Capital the underlying assumptions on which such information was based. The Board considered that NewCo is a newly formed entity, with no historical operations, revenues or expenses, and that it is difficult to predict with any degree of certainty the future profitability of NewCo and the Advisers from advisory activities under the New Agreements. The Board considered that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements, and that the current contractual expense limitations applicable to each Fund will not increase. The Board noted that if the New Agreements are approved by shareholders and the Transaction closes, the Board will have the opportunity in the future to review the profitability of NewCo and the Advisers from advisory activities under the New Agreements.

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Economies of scale
In connection with the 2021 Annual Approval Process, the Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in each Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that, in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
In connection with the New Agreement Approval Process, the Board noted that NewCo and the Advisers may benefit from possible growth of the Funds resulting from enhanced distribution capabilities. However, the Board noted that other factors could also affect the potential for economies of scale, and that it was not possible to quantify any potential future economies of scale. Based upon the information furnished to the Board in connection with the 2021 Annual Approval Process and the New Agreement Approval Process, the Board concluded that Funds Management’s arrangements with respect to each Fund, including contractual breakpoints and expense limitation arrangements, constitute a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
“Fall-out” benefits to Funds Management and the Sub-Adviser
In connection with the 2021 Annual Approval Process, the Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that various current affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.
In connection with the 2021 Annual Approval Process, the Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker of Wells Fargo from portfolio transactions.
In connection with the New Agreement Approval Process, the Board received information to the effect that the Transaction is not expected to have a material impact on the fall-out benefits currently realized by Funds Management and its affiliates, including the Sub-Adviser. The information reviewed by the Board also noted that several of the ancillary benefits identified for WFAM would be potential ancillary benefits for NewCo, including that the scale and reputation of the Funds might benefit NewCo’s broader reputation, product initiatives, technology investment and talent acquisition. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits expected to be received by Funds Management and its affiliates, including NewCo and the Sub-Adviser, under the New Agreements were unreasonable.
Conclusion
At the Board Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements.

150  |  Target Date Retirement Funds

Board considerations (unaudited)
Board Considerations - Interim Agreements
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Boards of Trustees (each, a “Board”, and collectively, the “Boards”) of Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Global Dividend Opportunity Fund, Wells Fargo Income Opportunities Fund, Wells Fargo Multi-Sector Income Fund and Wells Fargo Utilities and High Income Fund (each a “Trust”, and the series thereof, a “Fund”) reviewed and approved for the Trusts and Funds, as applicable: (i) interim investment management agreements (the “Interim Management Agreements”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) interim investment advisory agreements (the “Interim Advisory Agreements”) with Funds Management; and (iii) interim sub-advisory agreements (the “Interim Sub-Advisory Agreements”) with each of Cooke & Bieler, L.P., Galliard Capital Management LLC (“Galliard”), Peregrine Capital Management Inc., Wells Capital Management, LLC (“WellsCap”), and Wells Fargo Asset Management (International) Limited (“WFAMI”, and collectively, the “Sub-Advisers”). Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Funds (collectively, the “Independent Trustees”). The Interim Management Agreements, Interim Advisory Agreements, and Interim Sub-Advisory Agreements are collectively referred to as the “Interim Advisory Agreements.”
At the Board Meeting, the Boards reviewed and approved the continuation of existing investment management, advisory and sub-advisory agreements (the “Current Advisory Agreements”) for each Trust and Fund, as applicable. The factors considered and conclusions reached by the Boards in approving the Current Advisory Agreements are summarized in the section entitled “Board Considerations – Current Agreements” of this shareholder report. The Boards noted that Wells Fargo & Company has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management, Galliard, WellsCap and WFAMI (the “Affiliated Sub-Advisers”), to a holding company affiliated with private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Boards further noted that the Transaction would result in a change-of-control of Funds Management and the Affiliated Sub-Advisers, which would be considered to be an “assignment” under the 1940 Act that would terminate the Current Advisory Agreements. At the Board Meeting, the Boards also reviewed and approved new investment management, advisory and sub-advisory agreements (the “New Advisory Agreements”) for each Trust and Fund, as applicable, that would replace the Current Advisory Agreements upon consummation of the Transaction, subject to approval of the New Advisory Agreements by the applicable Trust’s or Fund’s shareholders. The factors considered and conclusions reached by the Boards in approving the New Advisory Agreements are summarized in the section entitled “Board Considerations – New Agreements” of this shareholder report.
At the Board Meeting, the Boards also approved the Interim Advisory Agreements, which will go into effect for a Trust or Fund only in the event that shareholders of such Trust or Fund do not approve the New Advisory Agreement(s) for the Trust or Fund by the closing date of the Transaction, when the Current Advisory Agreements will terminate. The Board noted that, in such a circumstance, the Interim Advisory Agreements will permit continuity of management by allowing Funds Management and the Sub-Advisers to continue providing services to the Trust or Fund pursuant to the Interim Advisory Agreements while the Trust or Fund continues to solicit shareholder approval of such New Advisory Agreement(s). The Boards noted that the terms of the Interim Advisory Agreements are identical to those of the Current Advisory Agreements, except for the term and the addition of escrow provisions with respect to the advisory fees. The Boards also noted that the entities that would service the Funds and Trusts under the Interim Advisory Agreements are identical to those that provide services under the Current Advisory Agreements and those that will provide services under the New Advisory Agreements.
In approving the Interim Advisory Agreements, the Boards considered the same factors and reached the same conclusions as they considered and reached with respect to the Boards’ approvals of the Current Advisory Agreements and New Advisory Agreements, as applicable, which are described in separate Board Consideration sections within this shareholder report. Prior to the Board Meeting, including at a series of meetings held in April and May 2021, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR LLC and Reverence Capital Partners, L.P. about the Interim Advisory Agreements and related matters. The Independent Trustees were assisted in their evaluation of the Interim Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
At the Board Meeting, after considering the factors and reaching the conclusions described in the separate Board Consideration sections within this shareholder report, the Boards unanimously determined that the compensation payable to Funds Management and to each Sub-Adviser under each of the Interim Advisory Agreements was reasonable, and approved the Interim Advisory Agreements.

Target Date Retirement Funds  |  151

Appendix (unaudited)
On August 31, 2021, the Dynamic Target Blended Indexes were composed of the following indexes:
	Dynamic Target Today Blended Index	Dynamic Target 2015 Blended Index	Dynamic Target 2020 Blended Index
Bloomberg U.S. Aggregate ex-Corporate Index	29.57%	25.86%	22.18%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	2.52%	2.21%	1.89%
Bloomberg U.S. Corporate Investment Grade Index	15.39%	13.46%	11.54%
Bloomberg U.S. Government Intermediate Bond Index	5.00%	4.38%	3.75%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	5.00%	4.38%	3.75%
Dow Jones U.S. Select REIT Index	3.33%	3.96%	4.58%
JP Morgan EMBI Global Diversified Index	2.52%	2.21%	1.89%
MSCI Emerging Markets Index (Net) (USD)	2.96%	3.51%	4.07%
MSCI World ex USA Index (Net) (USD)	9.88%	11.73%	13.58%
Russell 1000® Index	19.07%	22.65%	26.23%
Russell 2000® Index	4.76%	5.65%	6.54%
Average annual total returns (%) as of August 31, 2021
	1 year	5 year	10 year
Bloomberg U.S. Aggregate ex-Corporate Index1*	(1.04)	2.50	–
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index[2]	10.14	6.65	7.06
Bloomberg U.S. Corporate Investment Grade Index[3]	2.53	4.78	5.01
Bloomberg U.S. Government Intermediate Bond Index[4]	(0.66)	2.15	1.90
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index[5]	5.82	4.08	2.55
Dow Jones U.S. Select REIT Index[6]	44.17	6.44	9.85
JP Morgan EMBI Global Diversified Index[7]	4.59	4.41	5.55
MSCI EM Index (Net) (USD)[8]	21.12	10.40	4.85
MSCI World ex USA Index (Net) (USD)[9]	26.57	9.78	7.05
Russell 1000® Index[10]	32.25	18.24	16.40
Russell 2000® Index[11]	47.08	14.38	13.62
*	The inception date of the index is December 2015.
[1]	The Bloomberg U.S. Aggregate ex-Corporate Index is a broad-based benchmark that includes Treasuries, government-related securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). You cannot invest directly in an index.
[2]	The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. You cannot invest directly into an index.
[3]	The Bloomberg U.S. Corporate Investment Grade Index is a broad based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. Bloomberg U.S. Credit - Financial Institutions Index. You cannot invest directly into an index.
[4]	The Bloomberg U.S. Government Intermediate Bond Index is an unmanaged index composed of U.S. government securities with maturities in the 1- to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.
[5]	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index measures the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market with maturities more than 1 year and less than 10 years. Federal Reserve holdings of U.S. TIPS are not index eligible and are excluded from the face amount outstanding of each bond in the index. You cannot invest directly in an index.

152  |  Target Date Retirement Funds

Appendix (unaudited)
Dynamic Target 2025 Blended Index	Dynamic Target 2030 Blended Index	Dynamic Target 2035 Blended Index	Dynamic Target 2040 Blended Index	Dynamic Target 2045 Blended Index	Dynamic Target 2050 Blended Index	Dynamic Target 2055 Blended Index	Dynamic Target 2060 Blended Index
18.65%	14.31%	11.84%	8.88%	5.92%	2.96%	2.96%	2.96%
1.57%	1.20%	1.00%	0.75%	0.50%	0.25%	0.25%	0.25%
9.70%	7.45%	6.16%	4.62%	3.08%	1.54%	1.54%	1.54%
1.75%	0.42%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1.75%	0.42%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3.25%	1.24%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1.57%	1.20%	1.00%	0.75%	0.50%	0.25%	0.25%	0.25%
5.14%	6.30%	6.96%	7.65%	8.19%	8.74%	8.74%	8.74%
17.10%	20.99%	23.44%	25.50%	27.36%	29.26%	29.26%	29.26%
31.59%	37.17%	39.68%	41.48%	43.56%	45.60%	45.60%	45.60%
7.93%	9.30%	9.92%	10.37%	10.89%	11.40%	11.40%	11.40%
[6]	The Dow Jones U.S. Select REIT Index tracks the performance of publicly traded REITs and REIT-like securities and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. The index is a subset of the Dow Jones U.S. Select Real Estate Securities Index (RESI). You cannot invest directly into an index.
[7]	The JP Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). You cannot invest directly in an index.
[8]	The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) (USD)is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[9]	The MSCI World ex USA Index (Net) (USD)is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. You cannot invest directly in an index.
[10]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.
[11]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

Target Date Retirement Funds  |  153

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Funds' website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Funds' website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management, LLC and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0921-00711 10-21
SDTD/SAR104 08-21

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/Andrew Owen
Andrew Owen
President

Date: October 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/Andrew Owen
Andrew Owen
President

Date: October 27, 2021

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer

Date: October 27, 2021